                            Table of Contents

                                     OVERVIEW
                       LETTER TO SHAREHOLDERS       1
                            ECONOMIC SNAPSHOT       2

                          PERFORMANCE SUMMARY
          PERFORMANCE OF A $10,000 INVESTMENT       4
                            RETURN HIGHLIGHTS       5

                        PORTFOLIO AT A GLANCE
                               CREDIT QUALITY       7
                TWELVE-MONTH DIVIDEND HISTORY       7
                              TOP FIVE STATES       8
                             TOP FIVE SECTORS       8
             Q&A WITH YOUR PORTFOLIO MANAGERS       9
                            GLOSSARY OF TERMS      13

                               BY THE NUMBERS
                      YOUR FUND'S INVESTMENTS      14
                         FINANCIAL STATEMENTS      35
                NOTES TO FINANCIAL STATEMENTS      41
               REPORT OF INDEPENDENT AUDITORS      49

                       VAN KAMPEN INVESTMENTS
               THE VAN KAMPEN FAMILY OF FUNDS      50
    BOARD OF TRUSTEES AND IMPORTANT ADDRESSES      51
              TRUSTEE AND OFFICER INFORMATION      52

Look to Van Kampen as a time-tested partner.

This report must be preceded or accompanied by a prospectus for the fund being offered.
              NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

 OVERVIEW

LETTER TO SHAREHOLDERS
October 18, 2002

Dear Shareholder,

Market changes are inevitable and impossible to predict. This is why investors may be best served by having a long-term portfolio, allocated among several types of assets. Through asset allocation, you may mitigate the effects of short-term fluctuations in individual investments.

Your financial advisor can help you stay the course with your long-term plan. Together, you can periodically revisit your asset allocation, and confirm that it is still suited to your individual needs. Or, if your objectives have changed, your financial advisor can help you modify your portfolio.

Whether you're building or simply fine-tuning your portfolio, we encourage you to look to Van Kampen as a time-tested partner. Consistent with our belief in the importance of asset allocation, we offer a wide range of investment products, each managed with discipline and integrity.

                  We appreciate the opportunity to help you and your loved ones enjoy life's true wealth--family, friends and life's daily happiness.

Sincerely,

[SIG]
Richard F. Powers, III
President and CEO
Van Kampen Investment Advisory Corp.

ECONOMIC SNAPSHOT

THE ECONOMY
UNEVEN GROWTH CHARACTERIZED THE ECONOMIC ENVIRONMENT DURING 2002'S SECOND AND THIRD QUARTERS. VARIOUS ECONOMIC INDICATORS ALTERNATED BETWEEN RESULTS THAT WERE, AT TIMES, STRONGER-THAN-ANTICIPATED AND THEN WEAKER-THAN-ANTICIPATED. BY THE END OF SEPTEMBER, THE FORWARD MOMENTUM THAT WAS EVIDENT IN JULY AND AUGUST APPEARED TO HAVE SLOWED NOTICEABLY.

YET, DESPITE THE UPS AND DOWNS, ECONOMIC ACTIVITY DID NOT RETREAT TO THE LOW LEVELS WITNESSED THROUGHOUT THE SECOND QUARTER OF 2002. FOR EXAMPLE, WHILE TOTAL EMPLOYMENT FELL SLIGHTLY IN SEPTEMBER, THE UNEMPLOYMENT RATE REMAINED BELOW THE SECOND QUARTER AVERAGE. DESPITE DIPPING BELOW THEIR AUGUST LEVELS, RETAIL SALES IN SEPTEMBER WERE THE THIRD-HIGHEST IN 2002.

CONSISTENT WITH ITS STATED BELIEF THAT AN ECONOMIC RECOVERY WAS UNDERWAY, THE FEDERAL RESERVE BOARD (THE FED) LEFT ITS INTEREST RATE TARGET FOR FEDERAL FUNDS AT 1.75 PERCENT. HOWEVER, DURING ITS REGULARLY SCHEDULED AUGUST 12 MEETING, THE FED SHIFTED ITS BIAS FROM ECONOMIC NEUTRALITY TO CONCERN OVER POTENTIAL ECONOMIC WEAKNESS.

U.S. GROSS DOMESTIC PRODUCT

SEASONALLY ADJUSTED ANNUALIZED RATES

(September 30, 2000--September 30, 2002)

[BAR GRAPH]

                                                                      U.S. GROSS DOMESTIC PRODUCT
                                                                      ---------------------------
Sep 00                                                                            0.60
Dec 00                                                                            1.10
Mar 01                                                                           -0.60
Jun 01                                                                           -1.60
Sep 01                                                                           -0.30
Dec 01                                                                            2.70
Mar 02                                                                            5.00
Jun 02                                                                            1.30
Sep 02                                                                            3.10

Source: Bureau of Economic Analysis

INTEREST RATES AND INFLATION

(September 30, 2000--September 30, 2002)

[LINE GRAPH]

                                                                       INTEREST RATES                       INFLATION
                                                                       --------------                       ---------
Sep 00                                                                      6.50                               3.50
                                                                            6.50                               3.40
                                                                            6.50                               3.40
Dec 00                                                                      6.50                               3.40
                                                                            5.50                               3.70
                                                                            5.50                               3.50
Mar 01                                                                      5.00                               2.90
                                                                            4.50                               3.30
                                                                            4.00                               3.60
Jun 01                                                                      3.75                               3.20
                                                                            3.75                               2.70
                                                                            3.50                               2.70
Sep 01                                                                      3.00                               2.60
                                                                            2.50                               2.10
                                                                            2.00                               1.90
Dec 01                                                                      1.75                               1.60
                                                                            1.75                               1.10
                                                                            1.75                               1.10
Mar 02                                                                      1.75                               1.50
                                                                            1.75                               1.60
                                                                            1.75                               1.20
Jun 02                                                                      1.75                               1.10
                                                                            1.75                               1.50
                                                                            1.75                               1.80
Sep 02                                                                      1.75                               1.50

Interest rates are represented by the closing midline federal funds target rate on the last day of each month. Inflation is indicated by the annual percentage change of the Consumer Price Index for all urban consumers at the end of each month.

Source: Bloomberg

       PERFORMANCE SUMMARY

PERFORMANCE OF A $10,000 INVESTMENT

(September 30, 1992--September 30, 2002)

 [INVESTMENT PERFORMANCE GRAPH]

                                                                                                  LEHMAN BROTHERS MUNICIPAL BOND
                                                                                                  INDEX IS AN UNMANAGED, BROAD-
                                                                                                  BASED STATISTICAL COMPOSITE OF
                                                                INSURED TAX FREE INCOME FUND            MUNICIPAL BONDS.*
                                                                ----------------------------      ------------------------------
9/92                                                                        9526                              10000
                                                                            9684                              10182
                                                                           10065                              10560
                                                                           10411                              10906
9/93                                                                       10788                              11274
                                                                           10878                              11433
                                                                           10217                              10805
                                                                           10325                              10927
9/94                                                                       10336                              10999
                                                                           10192                              10846
                                                                           10940                              11608
                                                                           11150                              11888
9/95                                                                       11376                              12229
                                                                           11975                              12734
                                                                           11708                              12581
                                                                           11777                              12677
9/96                                                                       12089                              12968
                                                                           12411                              13298
                                                                           12306                              13265
                                                                           12704                              13723
9/97                                                                       13071                              14137
                                                                           13427                              14521
                                                                           13540                              14688
                                                                           13736                              14910
9/98                                                                       14181                              15369
                                                                           14185                              15461
                                                                           14256                              15598
                                                                           13869                              15330
9/99                                                                       13641                              15263
                                                                           13472                              15143
                                                                           13967                              15586
                                                                           14161                              15822
9/00                                                                       14478                              16205
                                                                           15248                              16914
                                                                           15503                              17290
                                                                           15532                              17404
9/01                                                                       15966                              17892
                                                                           15836                              17773
                                                                           15925                              17941
                                                                           16525                              18597
9/02                                                                       17448                              19481

This chart compares your fund's performance to that of the Lehman Brothers Municipal Bond Index over time.

This index is an unmanaged broad-based, statistical composite and its performance does not include any sales charges or fees that would be paid by an investor purchasing the securities it represents. Such costs would lower performance. The historical performance of the index is shown for illustrative purposes only; it is not meant to forecast, imply, or guarantee the future performance of any investment vehicle. It is not possible to invest directly in an index.

The above chart reflects the performance of Class A shares of the fund. The performance of Class A shares will differ from that of other share classes of the fund because of the difference in sales charges and/or expenses paid by shareholders investing in the different share classes. The fund's performance assumes reinvestment of all distributions, and includes payment of the maximum sales charge (4.75% for Class A shares) and combined Rule 12b-1 fees and service fees of up to 0.25 percent. The performance above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Results are hypothetical.

While past performance is no guarantee of future results, the above information provides a broader vantage point from which to evaluate the discussion of the fund's performance found in the following pages.

Source:
* Lehman Brothers

RETURN HIGHLIGHTS

(as of September 30, 2002)

                                       A SHARES   B SHARES   C SHARES
-------------------------------------------------------------------------
One-year total return based on
NAV(1)                                    9.28%      8.47%      8.48%
-------------------------------------------------------------------------
One-year total return(2)                  4.08%      4.47%      7.48%
-------------------------------------------------------------------------
Five-year average annual total
return(2)                                 4.92%      4.87%      5.12%
-------------------------------------------------------------------------
Ten-year average annual total
return(2)                                 5.72%        N/A        N/A
-------------------------------------------------------------------------
Life-of-Fund average annual total
return(2)                                 8.10%      5.24%(3)    4.84%
-------------------------------------------------------------------------
Commencement date                      12/14/84   05/03/93   08/13/93
-------------------------------------------------------------------------

Distribution rate(4)                      3.66%      3.11%      3.12%
-------------------------------------------------------------------------
Taxable-equivalent distribution
rate(5)                                   5.96%      5.07%      5.08%
-------------------------------------------------------------------------
SEC Yield(6)                              3.87%      3.31%      3.31%
-------------------------------------------------------------------------

    N/A = Not Applicable

(1) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge (4.75% for Class A Shares) or contingent deferred sales charge (CDSC) for Class B and Class C Shares. On purchases of Class A Shares of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. Returns for Class B Shares are calculated without the effect of the maximum 4% CDSC, charged on certain redemptions made within one year of purchase and declining to 0% after the sixth year. Returns for Class C Shares are calculated without the effect of the maximum 1% CDSC, charged on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% for Class A Shares and 1% for Class B and Class C Shares and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2) Assumes reinvestment of all distributions for the period and includes payment of the maximum sales charge (4.75% for Class A Shares) or CDSC for Class B and Class C Shares and combined Rule 12b-1 fees and service fees. On purchases of Class A Shares of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. Returns for Class B Shares are calculated with the effect of the maximum 4% CDSC, charged on certain redemptions made within one year of purchase and declining to 0% after the sixth year. Returns for Class C Shares are calculated with the effect of the maximum 1% CDSC, charged on certain redemptions made within one year of purchase. The combined Rule 12b-1 fees and service fees for Class A Shares is up to .25% and for Class B and Class C Shares is 1%. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(3) Reflects the conversion of Class B Shares into Class A Shares seven years after the end of the calendar month in which the shares were purchased. See Footnote 3 in the Notes to Financial Statements for additional information.

(4) Distribution rate represents the monthly annualized distributions of the Fund at the end of the period and not the earnings of the Fund.

(5) Taxable-equivalent calculations reflect a federal income tax rate of 38.6%.

(6) SEC Yield is a standardized calculation prescribed by the Securities and Exchange Commission for determining the amount of net income a portfolio should theoretically generate for the 30-day period ended September 30, 2002.

    A portion of the interest income may be taxable for those investors subject to the federal alternative minimum tax (AMT).

    See the Comparative Performance section of the current prospectus. An investment in the Fund is subject to investment risks, and you could lose money on your investment in the Fund. Please review the Risk/Return Summary of the Prospectus for further details on investment risks. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor.

    Market forecasts provided in this report may not necessarily come to pass.

                                                 PORTFOLIO AT A GLANCE

CREDIT QUALITY

(as a percentage of long-term investments)


As of September 30, 2002
- AAA/Aaa............   100%   [PIE CHART]
As of September 30, 2001
- AAA/Aaa............   100%   [PIE CHART]

Based upon the credit quality ratings as issued by Standard & Poor's Credit Market Services/Moody's Investor Services, respectively. Subject to change daily.

TWELVE-MONTH DIVIDEND HISTORY

(for the year ended September 30, 2002)

[BAR GRAPH]

                                                                         DIVIDENDS                        CAPITAL GAINS
                                                                         ---------                        -------------
10/01                                                                      0.0725                             0.0000
11/01                                                                      0.0725                             0.0000
12/01                                                                      0.0685                             0.4404
1/02                                                                       0.0685                             0.0000
2/02                                                                       0.0685                             0.0000
3/02                                                                       0.0685                             0.0000
4/02                                                                       0.0660                             0.0000
5/02                                                                       0.0660                             0.0000
6/02                                                                       0.0660                             0.0000
7/02                                                                       0.0660                             0.0000
8/02                                                                       0.0660                             0.0000
9/02                                                                       0.0630                             0.0000

The dividend history represents dividends that were paid on the fund's Class A shares and is no guarantee of the fund's future dividends.

TOP FIVE STATES

(as a percentage of long-term investments--September 30, 2002)

Illinois                                                    17.3%
---------------------------------------------------------------------
Texas                                                       10.4%
---------------------------------------------------------------------
Florida                                                     10.0%
---------------------------------------------------------------------
Alabama                                                      8.2%
---------------------------------------------------------------------
Washington                                                   5.4%
---------------------------------------------------------------------

Subject to change daily.

TOP FIVE SECTORS

(as a percentage of long-term investments)
[BAR GRAPH]

                                                                     SEPTEMBER 30, 2002                 SEPTEMBER 30, 2001
                                                                     ------------------                 ------------------
Water & Sewer                                                               16.3                                9.4
Public Education                                                            14.2                               12.8
Transportation                                                              11.1                                9.7
General Purpose                                                             10.1                               15.5
Wholesale Electric                                                           9.8                                5.3

Subject to change daily. All information is provided for informational purposes only and should not be deemed as a recommendation to buy securities in the sectors shown above. Securities are classified by sectors that represent broad groupings of related industries.

                                                                         [PHOTO]

                                                               [PHOTO]
                                                                         [PHOTO]

Q & A WITH YOUR PORTFOLIO MANAGERS

WE RECENTLY SPOKE WITH THE PORTFOLIO MANAGEMENT TEAM FOR THE VAN KAMPEN INSURED TAX FREE INCOME FUND ABOUT THE KEY EVENTS AND ECONOMIC
FORCES THAT SHAPED THE MARKETS AND INFLUENCED THE FUND'S
RETURN DURING THE 12-MONTH PERIOD ENDED SEPTEMBER 30,
2002. THE FUND IS MANAGED BY THE ADVISER'S MUNICIPAL TEAM.
CURRENT MEMBERS(1) OF THE TEAM INCLUDE DENNIS S. PIETRZAK,
EXECUTIVE DIRECTOR; JOHN R. REYNOLDSON, EXECUTIVE
DIRECTOR; AND JOSEPH A. PIRARO, VICE PRESIDENT. THE
FOLLOWING DISCUSSION REFLECTS THEIR VIEWS ON THE FUND'S
PERFORMANCE.

(1) Team members may change without notice at any time.

Q   WHAT WAS THE MARKET
    ENVIRONMENT OF THE PAST 12 MONTHS?

A   The economic backdrop of the
past 12 months set the tone for historic levels of activity in the municipal bond market. The first six months of the fiscal year saw investors wavering between expectations of economic recovery on the one hand and continued economic malaise on the other. The Federal Reserve Bank continued to stimulate the flagging economy by lowering the federal funds target interest rate three times over the first three months of the period. With that rate at historic lows, the economy appeared to be moving gradually toward recovery.

    Market sentiment turned decidedly negative in the second half of the period. The economic indicators that had been giving mixed to positive signals moved into negative territory in April, and from then to the end of the period the bulk of the economic news came in weaker than expected. This, in combination with corporate mismanagement and geopolitical concerns, led to a marked deterioration in investor sentiment and helped push municipal bond yields to levels not seen since the mid 1960s.

    One of the most significant effects of the drop in yields has been a surge in issuance. Municipalities moved aggressively to lock in lower financing rates by issuing new debt as well as refinancing existing obligations that had been originated during periods of higher interest rates. This wave of new issuance is on track to lift calendar year 2002 above the record of $292 billion in new issuance set in 1993.

    Faltering investor sentiment also prolonged the bear market in equities. While this has been a painful time for equity investors, it appears to have been a boon for municipal bond mutual funds. Investors seeking to put their cash to work have been drawn by the relatively strong performance of municipal bonds and have poured near-record amounts of money into municipal bond funds.

    This is not to say that the bond market was entirely immune to the bad news driving the stock market down. Much of that news centered on corporate-governance scandals and the faltering economy. These factors served to undermine the corporate-backed segments of the municipal market as well and led to general underperformance by lower-rated bonds relative to AAA-rated paper.

Q   HOW DID THE FUND PERFORM IN
    THIS ENVIRONMENT?

A   The fund continued to provide
shareholders with what we believe to be an attractive level of income, as its monthly dividend of $0.063 per Class A share translates to a distribution rate of 3.66 percent based on the fund's maximum offering price as of September 30, 2002. For the 12-month period ended September 30, 2002, the fund generated a total return of 9.28 percent.

    Performance information for the fund reflects Class A shares at net asset value including combined Rule 12b-1 fees and service fees of up to 0.25 percent and excluding a maximum sales charge of 4.75 percent; if the maximum sales charge were included, the return would be lower. The return above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Of course, past performance is no guarantee of future results. Performance of other share classes will vary. Investment return and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor.

    By comparison, the Lehman Brothers Municipal Bond Index posted a total return of 8.93 percent for the same period. This index is an unmanaged, broad-based statistical composite of municipal bonds. This index return does not include any sales charges or fees that would be paid by an investor purchasing the securities it represents. Such costs would lower performance. It is not possible to invest directly in an index. For additional performance results, please refer to the chart and footnotes on page 5.

Q   WHAT WERE THE KEY DRIVERS OF
    THE FUND'S PERFORMANCE?

A   Two factors drove the fund's
strong performance relative to its benchmark. In keeping with the fund's objective, the portfolio was invested entirely in insured bonds during the period. These bonds enjoyed greater price appreciation as a result of the general decline in interest rates. The fund also benefited from strong interest-rate positioning along the yield curve. Our focus on the intermediate segment of the curve proved to be a boon, as this segment outperformed strongly for the year.

Q   WHAT STRATEGIES DID YOU PURSUE
    IN MANAGING THE FUND?

A   The most significant event for
the fund during the period was the merging of Van Kampen Florida Insured Tax Free Income Fund into its portfolio. As would be expected, this had the effect of adding significant Florida exposure to the fund's holdings. We believe this will be a long-term benefit to shareholders since the Florida market generally enjoys strong demand for the state's bonds.

    Our primary strategy during the period was to realign the fund to protect shareholders from market and economic volatility. As mentioned, one of our primary strategies for doing this was to focus our purchases on intermediate-term bonds. Our analysis at the beginning of the period indicated that this was the segment of the market that offered the greatest relative value, and so we made some selective purchases to boost the portfolio's exposure there. In making these purchases, we emphasized bonds with premium coupons (and thus relatively high income) coupled with the muted interest-rate sensitivity of intermediate debt. We believe this allowed us to capture more yield for the portfolio without subjecting shareholders to excessive interest-rate risk. These bonds were especially attractive to us given the ongoing uncertainty over the potential future path of interest rates.

    The fund experienced some refunding activity during the period. We used the proceeds from these events to purchase a combination of intermediate premium coupon bonds as well as some short-maturity callable paper. These bonds proved very popular with institutional investors, who favored them for their low interest-rate risk profile. Some of these positions reached their price targets quite quickly, and we were able to sell them into a strong market and reinvest the proceeds into securities that we felt offered better long-term return potential.

    We also added selectively to the fund's holdings in sectors tied to essential services such as water and sewer, transportation and education. These bonds are linked to revenues from projects that historically have experienced steady demand and as a result tend to be more stable in uncertain economic times. We continued to avoid bonds in the health-care sector, which tend to underperform the market during rallies. We underweighted housing for similar reasons, since these bonds have structural characteristics that also cause them to lag in strong markets.

Q   WHAT IS YOUR OUTLOOK FOR THE
    MUNICIPAL MARKET?

A   Our outlook remains what it
has been for most of the past year. Economic activity is likely to pick up at some point, though it is difficult to say when. That said, with long-bond yields at 30-year lows, the likelihood of an impending turn in the cycle may be higher than previously thought. As a result, we will continue to watch the economy closely for any signs of recovery that might induce the Fed to raise interest rates. We also expect equity market sentiment to continue to be a key driver of cash flows into our market. Municipal bond funds are likely to continue to enjoy strong inflows as long as stocks remain weak.

                           ANNUAL HOUSEHOLDING NOTICE

To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

GLOSSARY OF TERMS

A HELPFUL GUIDE TO SOME OF THE COMMON TERMS YOU'RE LIKELY TO SEE IN THIS REPORT AND OTHER FINANCIAL PUBLICATIONS.

BOND: A debt security issued by a government or corporation that pays the bondholder a stated rate of interest and repays the principal at the maturity date.

CREDIT RATING: An evaluation of a bond issuer's credit history and capability of repaying debt obligations. Standard & Poor's Ratings Group and Moody's Investors Service are two companies that assign credit ratings. Standard & Poor's ratings range from a high of AAA to a low of D, while Moody's ratings range from a high of Aaa to a low of C.

DURATION: A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-rate environments, while funds with longer durations perform better when rates decline.

FEDERAL RESERVE BOARD (THE FED): The governing body of the Federal Reserve System, the central bank of the United States. Its policy-making unit, the Federal Open Market Committee, meets at least eight times a year to establish monetary policy and monitor the economic pulse of the United States.

GENERAL OBLIGATION BONDS: Bonds backed by the full faith and credit (taxing authority) of the issuer for timely payment of interest and principal. Such bonds are issued to finance essential government projects, such as highways and schools.

YIELD CURVE: The pattern that results from viewing the yields of U.S. Treasury securities maturing in 1, 5, 10 and 30 years. When grouped together and graphed, a pattern of increasing yield is often reflected as the time to maturity extends. This pattern creates an upward sloping curve. A "flat" yield curve represents little difference between short- and long-term interest rates, while a "negative" yield curve represents decreasing yields as the time to maturity extends.

                        BY THE NUMBERS

YOUR FUND'S INVESTMENTS

September 30, 2002
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

PAR
AMOUNT                                                                          MARKET
(000)      DESCRIPTION                                COUPON     MATURITY       VALUE
           MUNICIPAL BONDS  95.6%
           ALABAMA  7.8%
$ 2,250    Alabama St Brd Ed Rev Shelton St Cmnty
           College (Prerefunded @ 10/01/04) (MBIA
           Insd)....................................   6.000%    10/01/14   $    2,490,570
  2,010    Alabama St Brd Ed Rev Shelton St Cmnty
           College Rfdg (AMBAC Insd)................   5.500     10/01/10        2,330,856
  1,255    Alabama St Brd Ed Rev Shelton St Cmnty
           College Rfdg (AMBAC Insd)................   5.375     10/01/14        1,420,133
 10,530    Alabama St Pub Sch & College Ser C (FSA
           Insd)....................................   5.000     05/01/12       11,815,292
  1,525    Alabama Wtr Pollutn Ctl Auth (AMBAC
           Insd)....................................   5.500     08/15/13        1,745,286
  1,955    Alabama Wtr Pollutn Ctl Auth Revolving Fd
           Ln Ser A (AMBAC Insd)....................   6.750     08/15/17        2,200,568
  3,120    Huntsville, AL Hlthcare Auth Ser A (MBIA
           Insd)....................................   5.400     06/01/22        3,353,938
  3,000    Huntsville, AL Hlthcare Auth Ser A (MBIA
           Insd)....................................   5.500     06/01/27        3,241,080
 19,850    Jefferson Cnty, AL Swr Rev Cap Impt Ser A
           (FGIC Insd)..............................   5.375     02/01/36       20,862,747
 17,700    Jefferson Cnty, AL Swr Rev Cap Impt Wts
           Ser B (FGIC Insd)........................   5.000     02/01/41       18,162,324
 16,470    Jefferson Cnty, AL Swr Rev Cap Impt Wts
           Ser B (FGIC Insd)........................   5.125     02/01/42       17,101,954
  2,510    Mobile, AL Wtr & Swr Commrs Wts (FGIC
           Insd)....................................   5.250     01/01/15        2,796,717
  3,860    Mobile, AL Wtr & Swr Commrs Wts (FGIC
           Insd)....................................   5.250     01/01/19        4,187,868
  1,000    Mobile, AL Wtr & Swr Commrs Wts (FGIC
           Insd)....................................   5.250     01/01/20        1,079,350
  4,150    Mobile, AL Wts Rfdg (AMBAC Insd).........   5.375     08/15/13        4,791,424

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                          MARKET
(000)      DESCRIPTION                                COUPON     MATURITY       VALUE
           ALABAMA (CONTINUED)
$ 5,500    Morgan Cnty Decatur, AL Hlthcare Auth
           Hosp Rev Decatur Gen Hosp Rfdg (Connie
           Lee Insd)................................   6.250%    03/01/13   $    5,935,985
  2,400    Muscle Shoals, AL Util Brd Wtr & Swr Rev
           (FSA Insd)...............................   6.500     04/01/16        2,608,848
                                                                            --------------
                                                                               106,124,940
                                                                            --------------
           ALASKA  0.5%
  4,130    Anchorage, AK Ser A (FGIC Insd)..........   5.500     06/01/17        4,639,353
  1,425    Anchorage, AK Wtr Rev Rfdg (AMBAC
           Insd)....................................   6.000     09/01/19        1,647,229
                                                                            --------------
                                                                                 6,286,582
                                                                            --------------
           ARIZONA  0.7%
  1,000    Maricopa Cnty, AZ Sch Dist 11 Rfdg (FSA
           Insd)....................................   5.000     07/01/15        1,127,360
  1,080    Maricopa Cnty, AZ Sch Dist 41 Rfdg (FSA
           Insd)....................................   4.600     07/01/14        1,166,724
  1,795    Phoenix, AZ Civic Impt Corp Jr Lien Rfdg
           (FGIC Insd)..............................   5.250     07/01/18        2,049,567
  1,510    Pima Cnty, AZ Indl Dev Auth Indl Rev
           Lease Oblig Irvington Proj Tucson Elec
           Pwr Co Ser A Rfdg (FSA Insd).............   7.250     07/15/10        1,588,897
  1,875    Scottsdale, AZ Indl Dev Hosp Scottsdale
           Mem Hosp Ser A Rfdg (AMBAC Insd).........   6.000     09/01/12        2,155,331
  1,750    Scottsdale, AZ Indl Dev Hosp Scottsdale
           Mem Hosp Ser A Rfdg (AMBAC Insd).........   6.125     09/01/17        2,043,947
                                                                            --------------
                                                                                10,131,826
                                                                            --------------
           ARKANSAS  0.7%
  2,840    Arkansas St Cmnty Wtr Sys Pub Ser B Rfdg
           (MBIA Insd)..............................   5.000     10/01/33        2,938,321
  6,550    Little Rock, AR Sch Dist Ser B Rfdg (FSA
           Insd)....................................   5.500     02/01/25        7,050,289
                                                                            --------------
                                                                                 9,988,610
                                                                            --------------
           CALIFORNIA  1.8%
  2,835    Bay Area Govt Assn CA Rev Tax Alloc CA
           Redev Agy Pool Rev Ser A (FSA Insd)......   6.000     12/15/14        3,154,760
  5,000    Beverly Hills, CA Pub Fin Auth Lease Rev
           Ser A (MBIA Insd)........................   5.650     06/01/15        5,188,800
  3,000    Cerritos, CA Pub Fing Auth Rev Tax Alloc
           Redev Proj Ser A (AMBAC Insd) (a)........   5.000     11/01/21        3,244,470
  3,000    Chino, CA Ctf Part Redev Agy (MBIA
           Insd)....................................   6.200     09/01/18        3,177,360

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                          MARKET
(000)      DESCRIPTION                                COUPON     MATURITY       VALUE
           CALIFORNIA (CONTINUED)
$   425    Earlimart, CA Elem Sch Dist Ser 1 (AMBAC
           Insd)....................................   6.700%    08/01/21   $      562,649
    265    Golden West Sch Fin Auth CA Rev Ser A
           Rfdg (MBIA Insd).........................   5.750     08/01/19          319,765
  6,500    Grossmont, CA Uni High Sch Dist Ctf Part
           Cap Apprec (MBIA Insd)...................    *        11/15/21        1,858,610
  2,000    Santa Rosa, CA Wastewtr Rev Cap Apprec
           Ser B (AMBAC Insd).......................    *        09/01/19          922,680
  3,000    Vallejo City, CA Uni Sch Ser A Rfdg (MBIA
           Insd)....................................   5.900     08/01/25        3,656,280
  2,000    William S Hart CA Jt Sch Fin Auth Spl Tax
           Rev Cmnty Fac Rfdg (FSA Insd)............   6.500     09/01/14        2,300,680
                                                                            --------------
                                                                                24,386,054
                                                                            --------------
           COLORADO  2.3%
  3,000    Colorado Springs, CO Util Rev Sys Sub
           Lien Ser A Rfdg (AMBAC Insd).............   5.375     11/15/17        3,376,440
  4,220    Colorado Springs, CO Util Rev Sys Sub
           Lien Ser A Rfdg (AMBAC Insd).............   5.375     11/15/18        4,715,766
 12,100    Denver, CO City & Cnty Arpt Rev Ser A
           (MBIA Insd)..............................   5.700     11/15/25       13,186,822
  3,955    Denver, CO City & Cnty Ctf Part Ser B
           (AMBAC Insd).............................   5.200     12/01/14        4,386,372
  2,000    Douglas Cnty, CO Sch Dist 1 (FGIC
           Insd)....................................   5.250     12/15/15        2,221,840
      5    Jefferson Cnty, CO Single Family Mtg Rev
           Ser A Rfdg (MBIA Insd)...................   8.875     10/01/13            5,107
  2,050    Thornton, CO Cap Apprec Wtr Rfdg (FGIC
           Insd)....................................    *        12/01/11        1,476,656
  2,000    Westminster, CO Wtr & Wastewtr Util
           Enterprise Rev (AMBAC Insd)..............   6.250     12/01/14        2,182,600
                                                                            --------------
                                                                                31,551,603
                                                                            --------------
           FLORIDA  9.5%
    650    Brevard Cnty, FL Sales Tax Rev
           (Prerefunded @ 12/01/04) (MBIA Insd).....   5.750     12/01/13          714,408
  1,000    Brevard Cnty, FL Sch Brd Ctf Part Ser A
           (AMBAC Insd) (b).........................   5.400     07/01/12        1,158,920
  2,000    Brevard Cnty, FL Util Rev Rfdg (FGIC
           Insd) (a)................................   5.250     03/01/12        2,282,560
    500    Citrus Cnty, FL Hosp Brd Rev Citrus Mem
           Hosp Ser A Rfdg (FSA Insd)...............   6.500     08/15/12          511,905
    500    Dade Cnty, FL Aviation Rev Ser B (MBIA
           Insd)....................................   5.600     10/01/26          531,285

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                          MARKET
(000)      DESCRIPTION                                COUPON     MATURITY       VALUE
           FLORIDA (CONTINUED)
$ 1,000    Dade Cnty, FL Ed Fac Auth Rev Exchanged
           From Univ of Miami Ser B (MBIA Insd).....   5.750%    04/01/20   $    1,108,990
    500    Dade Cnty, FL Sch Dist (MBIA Insd).......   5.000     02/15/13          545,840
  1,275    Dade Cnty, FL Seaport Rev Ser E Rfdg
           (MBIA Insd)..............................   8.000     10/01/06        1,551,943
  1,375    Dade Cnty, FL Seaport Rev Ser E Rfdg
           (MBIA Insd)..............................   8.000     10/01/07        1,722,669
  2,095    Dade Cnty, FL Util Pub Impt & Rfdg (FGIC
           Insd) (b)................................  12.000     10/01/04        2,513,267
    750    Dade Cnty, FL Wtr & Swr Sys Rev (FGIC
           Insd)....................................   5.375     10/01/16          844,537
  1,000    Daytona Beach, FL Util Sys Rev Ser A Rfdg
           (AMBAC Insd).............................   5.000     11/15/27        1,039,870
  2,230    Daytona Beach, FL Util Sys Rev Ser D Rfdg
           (FSA Insd)...............................   3.850     11/15/11        2,337,553
    900    Daytona Beach, FL Wtr & Swr Rev
           (Prerefunded @ 11/15/02) (AMBAC Insd)
           (b)......................................   5.750     11/15/10          922,806
  1,250    Escambia Cnty, FL Hlth Fac Auth Rev
           (AMBAC Insd).............................   5.950     07/01/20        1,489,475
  1,000    Escambia Cnty, FL Util Auth Util Sys Rev
           (FGIC Insd)..............................   5.250     01/01/24        1,050,000
  1,000    Florida Intergovnmtl Fin Ser C1 (AMBAC
           Insd)....................................   5.125     02/01/31        1,040,280
    575    Florida Muni Ln Council Rev Ser B (MBIA
           Insd)....................................   5.750     11/01/14          670,858
  1,185    Florida St Brd of Ed Cap Outlay Pub Ed
           Ser C (FGIC Insd)........................   5.000     06/01/23        1,233,324
  2,000    Florida St Brd of Ed Cap Outlay Pub Ed
           Ser C (FGIC Insd)........................   5.750     06/01/29        2,217,960
  1,250    Florida St Brd of Ed Lottery Rev Ser A
           (FGIC Insd)..............................   6.000     07/01/12        1,483,637
  1,000    Florida St Brd of Ed Lottery Rev Ser A
           (FGIC Insd)..............................   6.000     07/01/14        1,180,150
  2,750    Florida St Brd of Ed Lottery Rev Ser B
           (FGIC Insd)..............................   5.250     07/01/13        3,058,412
  1,385    Florida St Brd of Ed Rev FL St Univ Hsg
           Fac Ser A (MBIA Insd)....................   5.000     05/01/28        1,433,807
    750    Florida St Brd of Regt Hsg Rev (MBIA
           Insd)....................................   5.750     07/01/14          870,787
  1,365    Florida St Correctional Privatization
           Commn Ctf Part (MBIA Insd)...............   5.375     08/01/14        1,559,663

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                          MARKET
(000)      DESCRIPTION                                COUPON     MATURITY       VALUE
           FLORIDA (CONTINUED)
$ 1,750    Florida St Div Bd Fin Dept Genl Svcs Rev
           Dept Envrnmtl Protn Presvtn 2000 Ser A
           (AMBAC Insd) (b).........................   5.000%    07/01/12   $    1,926,015
  1,500    Florida St Div Bd Fin Dept Genl Svcs Rev
           Dept Envrnmtl Protn Presvtn 2000 Ser B
           (FSA Insd)...............................   5.250     07/01/11        1,676,595
  1,000    Florida St Muni Pwr Agy Rev Stanton Proj
           Rfdg (FSA Insd)..........................   5.500     10/01/14        1,167,110
  2,080    Florida St Muni Pwr Agy Rev Stanton Proj
           Rfdg (FSA Insd)..........................   5.500     10/01/15        2,408,557
    500    Gulf Breeze, FL Rev Loc Govt (FGIC
           Insd)....................................   5.650     12/01/20          562,645
  1,340    Gulf Breeze, FL Rev Venice Loc Govt (FGIC
           Insd)....................................   5.150     12/01/20        1,475,126
  1,480    Hillsborough Cnty, FL Sch Brd (AMBAC
           Insd)....................................   5.375     10/01/16        1,661,714
  1,300    Hillsborough Cnty, FL Util Jr Lien Rfdg
           (AMBAC Insd).............................   5.500     08/01/11        1,524,666
  1,000    Indian River Cnty, FL Hosp Rev Rfdg (FSA
           Insd) (b)................................   6.100     10/01/18        1,149,240
  1,000    Jacksonville, FL Cap Impt Rev Crossover
           Ser B Rfdg (AMBAC Insd)..................   5.250     10/01/14        1,141,630
  3,210    Jacksonville, FL Cap Impt Rev Crossover
           Ser B Rfdg (AMBAC Insd)..................   5.250     10/01/15        3,627,107
  1,750    Jea, FL Wtr & Swr Sys Rev Ser A (MBIA
           Insd)....................................   5.375     10/01/30        1,815,030
  1,000    Key West, FL Util Brd Elec Rev Cap Apprec
           Ser D (Escrowed to Maturity) (AMBAC
           Insd)....................................    *        10/01/13          665,540
  6,000    Key West, FL Util Brd Elec Rev Rfdg
           (AMBAC Insd).............................   6.000     10/01/12        7,362,000
  1,500    Lee Cnty, FL Trans Fac Ser A Rfdg (AMBAC
           Insd)....................................   5.500     10/01/14        1,731,840
    835    Martin Cnty, FL Cons Util Sys Rev
           (Escrowed to Maturity) (FGIC Insd).......   5.750     10/01/08          915,845
  1,000    Miami-Dade Cnty, FL Hlth Fac Miami
           Childrens Hosp Ser A Rfdg (AMBAC Insd)...   5.125     08/15/26        1,044,060
  1,000    Miami-Dade Cnty, FL Sch Brd Ser A (MBIA
           Insd)....................................   5.000     05/01/20        1,061,340
  1,000    Miami-Dade Cnty, FL Sch Dist Rfdg (FSA
           Insd)....................................   5.375     08/01/13        1,165,380
    500    Miramar, FL Wastewtr Impt Assmt Rev
           (Prerefunded @ 10/01/04) (FGIC Insd).....   6.750     10/01/25          555,980

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                          MARKET
(000)      DESCRIPTION                                COUPON     MATURITY       VALUE
           FLORIDA (CONTINUED)
$ 1,000    Orange Cnty, FL Sch Brd Ctf Part Ser A
           (AMBAC Insd).............................   5.250%    08/01/14   $    1,146,680
  1,000    Orlando, FL Cmnty Redev Agy Tax Rep Drive
           Universal Blvd Rfdg (AMBAC Insd).........   5.125     04/01/19        1,075,520
  1,000    Orlando, FL Cmnty Redev Agy Tax Rep Drive
           Universal Blvd Rfdg (AMBAC Insd).........   5.125     04/01/20        1,070,650
  1,000    Palm Beach Cnty, FL Pub Impt Rev
           Convention Ctr Proj (FGIC Insd)..........   5.125     11/01/30        1,044,260
  1,000    Palm Beach Cnty, FL Sch Brd Ctf Ser A
           (AMBAC Insd).............................   5.500     08/01/16        1,141,390
    800    Palm Beach Cnty, FL Sch Brd Ctf Ser A
           (AMBAC Insd).............................   5.125     08/01/26          837,072
    750    Palm Beach Cnty, FL Sch Brd Ctf Ser A
           (Prerefunded @ 08/01/04) (AMBAC Insd)
           (b)......................................   6.375     08/01/15          822,555
  4,000    Palm Beach Cnty, FL Sch Brd Ctf Ser C
           (FSA Insd)...............................   5.000     08/01/21        4,224,080
  4,000    Palm Beach Cnty, FL Sch Brd Ctf Ser C
           (FSA Insd)...............................   5.000     08/01/22        4,191,360
  5,000    Palm Beach Cnty, FL Sch Brd Ctf Ser C
           (FSA Insd)...............................   5.000     08/01/27        5,173,300
  1,000    Pembroke Pines, FL Charter Sch Ser A
           (MBIA Insd)..............................   5.000     07/01/26        1,036,250
    750    Polk Cnty, FL Sch Brd Ctf Part Master
           Lease Ser A (FSA Insd)...................   5.500     01/01/16          849,322
  1,000    Port Saint Lucie, FL Spl Assmt Rev Util
           Svc Area No 3 & 4A (MBIA Insd)...........   5.000     10/01/18        1,058,980
  1,000    Reedy Creek, FL Impt Dist FL Ser A Rfdg
           (AMBAC Insd).............................   5.500     06/01/12        1,160,970
  1,000    Reedy Creek, FL Impt Dist FL Util Rev Ser
           2 Rfdg (MBIA Insd).......................   5.500     10/01/13        1,138,120
  1,000    Saint Lucie Cnty, FL Sch Brd Ctf Ser A
           (FSA Insd)...............................   5.000     07/01/21        1,055,630
  3,725    Santa Rosa Bay Brdg Auth FL Rev Cap
           Apprec (MBIA Insd).......................    *        07/01/18        1,787,739
    750    Sarasota Cnty, FL Util Sys Rev
           (Prerefunded @ 10/01/04) (FGIC Insd)
           (b)......................................   6.500     10/01/14          837,555
  1,515    Seminole Cnty, FL Sales Tax Rev (FGIC
           Insd)....................................   5.375     10/01/16        1,711,859
    535    Saint Johns Cnty, FL Indl Dev Auth
           Professional Golf Proj Rfdg (MBIA
           Insd)....................................   5.250     09/01/12          617,005
  4,000    Sunrise, FL Util Sys Rev Rfdg (AMBAC
           Insd)....................................   5.200     10/01/22        4,352,800

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                          MARKET
(000)      DESCRIPTION                                COUPON     MATURITY       VALUE
           FLORIDA (CONTINUED)
$   250    Tallahassee, FL Energy Sys Rev Ser A Rfdg
           (FSA Insd)...............................   4.750%    10/01/26   $      250,960
 10,000    Tallahassee, FL Hlth Fac Rev Tallahassee
           Mem Regl Med Ser A Rfdg (MBIA Insd)......   6.625     12/01/13       11,184,300
  1,890    Tampa Bay, FL Sales Tax Rev Ser A (AMBAC
           Insd)....................................   5.375     10/01/17        2,121,714
  1,000    Tampa Bay, FL Wtr Util Sys Rev
           (Prerefunded @ 10/01/11) (FGIC Insd).....   5.500     10/01/12        1,179,100
  1,250    Tampa Bay, FL Wtr Util Sys Rev Ser B
           (FGIC Insd)..............................   5.125     10/01/10        1,393,262
  1,000    Village Ctr Cmnty Dev Dist FL Rectl Rev
           Ser A (MBIA Insd)........................   5.200     11/01/25        1,057,130
  3,735    Volusia Cnty, FL Ed Fac Auth Rev Ed Fac
           Embry Riddle Ser B Rfdg (AMBAC Insd).....   5.250     10/15/19        4,029,355
  1,000    Volusia Cnty, FL Ed Fac Auth Rev Ed Fac
           Embry Riddle Ser B Rfdg (AMBAC Insd).....   5.250     10/15/22        1,060,150
    500    Volusia Cnty, FL Hlth Fac Auth Rev Hosp
           Fac Mem Hlth Impt & Rfdg (AMBAC Insd)
           (b)......................................   5.750     11/15/13          548,335
                                                                            --------------
                                                                               128,869,729
                                                                            --------------
           GEORGIA  3.1%
  1,405    Clayton Cnty, GA Dev Auth Rev Tuff
           Archives Proj Ser A (MBIA Insd)..........   5.250     07/01/21        1,515,545
  4,150    Georgia Muni Elec Auth Pwr Rev Cap Apprec
           Gen Ser B (BIGI Insd)....................    *        01/01/08        3,527,126
  4,000    Georgia Muni Elec Auth Pwr Rev Gen Ser A
           (MBIA Insd)..............................   6.500     01/01/12        4,809,280
 14,690    Georgia Muni Elec Auth Pwr Rev Ser Y
           (AMBAC Insd).............................   6.400     01/01/13       18,013,759
  9,590    Georgia Muni Elec Auth Pwr Rev Ser Y
           (MBIA Insd)..............................   6.500     01/01/17       12,090,688
    860    Georgia Muni Elec Auth Pwr Rev Ser Y
           (Escrowed to Maturity) (AMBAC Insd)......   6.400     01/01/13        1,079,584
    410    Georgia Muni Elec Auth Pwr Rev Ser Y
           (Escrowed to Maturity) (MBIA Insd).......   6.500     01/01/17          525,419
                                                                            --------------
                                                                                41,561,401
                                                                            --------------
           HAWAII  1.0%
 12,785    Hawaii St Arpt Sys Rev Rfdg (MBIA
           Insd)....................................   6.400     07/01/08       13,499,681
                                                                            --------------

           ILLINOIS  16.5%
  2,215    Bolingbrook, IL Cap Apprec Ser C Rfdg
           (MBIA Insd)..............................    *        01/01/19        1,041,028

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                          MARKET
(000)      DESCRIPTION                                COUPON     MATURITY       VALUE
           ILLINOIS (CONTINUED)
$ 2,595    Bolingbrook, IL Cap Apprec Ser C Rfdg
           (MBIA Insd)..............................    *        01/01/20   $    1,144,810
  2,000    Bridgeview, IL (FGIC Insd) (a)...........   5.000%    12/01/22        2,084,920
  1,695    Champaign Cnty, IL Cmnty Unit Sch Dist No
           116 Urbana Ser C (Prerefunded @ 01/01/10)
           (FGIC Insd)..............................    *        01/01/15          982,710
  6,225    Chicago, IL Brd of Ed Cap Apprec Sch
           Reform B 1 (FGIC Insd)...................    *        12/01/15        3,559,330
  2,845    Chicago, IL Brd of Ed Cap Apprec Sch
           Reform B 1 (FGIC Insd)...................    *        12/01/19        1,274,958
  1,500    Chicago, IL Brd of Ed Cap Apprec Sch
           Reform Ser A (FGIC Insd).................    *        12/01/19          672,210
  1,020    Chicago, IL Brd of Ed Cap Apprec Sch
           Reform Ser A (FGIC Insd).................    *        12/01/25          316,149
  8,000    Chicago, IL Brd of Ed Cap Apprec Sch
           Reform Ser A (FGIC Insd).................    *        12/01/29        2,004,240
  3,250    Chicago, IL Brd of Ed Cap Apprec Sch
           Reform Ser A (FGIC Insd).................    *        12/01/30          772,525
  5,000    Chicago, IL Cap Apprec City Colleges
           (FGIC Insd)..............................    *        01/01/27        1,477,600
  2,000    Chicago, IL Lakefront Millenium Pkg Fac
           (MBIA Insd) (c).......................... 0/5.700     01/01/25        1,745,540
  2,000    Chicago, IL Lakefront Millenium Pkg Fac
           (MBIA Insd) (c).......................... 0/5.750     01/01/29        1,742,200
  3,125    Chicago, IL Park Dist Ser B (FGIC
           Insd)....................................   4.750     01/01/26        3,113,875
  2,500    Chicago, IL Park Dist Ser C (FGIC
           Insd)....................................   5.500     01/01/19        2,767,650
  1,500    Chicago, IL Proj Ser A Rfdg (MBIA
           Insd)....................................   5.500     01/01/15        1,705,515
 10,000    Chicago, IL Proj Ser A Rfdg (FGIC
           Insd)....................................   5.375     01/01/34       10,488,300
  5,000    Chicago, IL Proj Ser A Rfdg (MBIA
           Insd)....................................   5.500     01/01/38        5,395,500
  5,000    Chicago, IL Proj Ser A Rfdg (AMBAC
           Insd)....................................   5.625     01/01/39        5,483,200
  3,900    Chicago, IL Proj Ser A Rfdg (AMBAC
           Insd)....................................   5.000     01/01/42        4,000,854
  2,720    Chicago, IL Pub Bldg Comm Bldg Rev
           Chicago Transit Auth (Prerefunded @
           01/01/05) (AMBAC Insd)...................   6.600     01/01/15        3,011,013
  5,000    Chicago, IL Sales Tax Rev (Prerefunded @
           01/01/09) (FGIC Insd)....................   5.375     01/01/30        5,746,100
  2,300    Chicago, IL Wtr Rev (FGIC Insd)..........   5.250     11/01/27        2,390,988
  3,270    Chicago, IL Wtr Rev Cap Apprec (FGIC
           Insd)....................................    *        11/01/10        2,456,326
  5,550    Cook Cnty, IL Cmnty College Dist No 508
           Chicago Ctf Part (FGIC Insd).............   8.750     01/01/03        5,648,901

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                          MARKET
(000)      DESCRIPTION                                COUPON     MATURITY       VALUE
           ILLINOIS (CONTINUED)
$ 8,460    Cook Cnty, IL Cmnty College Dist No 508
           Chicago Ctf Part (FGIC Insd).............   8.750%    01/01/04   $    9,189,675
  2,460    Cook Cnty, IL Cmnty College Dist No 508
           Chicago Ctf Part (FGIC Insd).............   8.750     01/01/05        2,830,058
  3,500    Cook Cnty, IL Cmnty College Dist No 508
           Chicago Ctf Part (FGIC Insd).............   8.750     01/01/07        4,359,950
  1,445    Cook Cnty, IL Cmnty Cons Sch Dist (FSA
           Insd)....................................   5.500     12/01/15        1,693,497
  1,580    Cook Cnty, IL Cmnty Cons Sch Dist (FSA
           Insd)....................................   5.500     12/01/16        1,846,530
  2,055    Cook Cnty, IL Cmnty Cons Sch Dist No 015
           Palatine Cap Apprec (FSA Insd)...........    *        12/01/10        1,535,393
  2,895    Cook Cnty, IL Cmnty Sch Dist Ser B (FGIC
           Insd)....................................   9.000     12/01/14        4,337,955
  3,155    Cook Cnty, IL Cmnty Sch Dist Ser B (FGIC
           Insd)....................................   9.000     12/01/15        4,780,614
  1,505    Cook Cnty, IL Sch Dist No 100 Berwyn
           South (Escrowed to Maturity) (FSA
           Insd)....................................   8.200     12/01/14        2,141,856
  1,775    Cook Cnty, IL Sch Dist No 100 Berwyn
           South (Escrowed to Maturity) (FSA
           Insd)....................................   8.100     12/01/16        2,547,285
  2,605    Cook Cnty, IL Sch Dist No 122 Cap Apprec
           (FGIC Insd)..............................    *        12/01/17        1,326,284
  2,995    Cook Cnty, IL Sch Dist No 122 Cap Apprec
           (FGIC Insd)..............................    *        12/01/18        1,435,593
  4,210    Cook Cnty, IL Sch Dist No 122 Cap Apprec
           (FGIC Insd)..............................    *        12/01/19        1,896,184
  4,050    Cook Cnty, IL Sch Dist No 122 Cap Apprec
           (FGIC Insd)..............................    *        12/01/20        1,710,679
  3,000    Du Page Cnty, IL Cmnty High Sch (FSA
           Insd)....................................   5.600     01/01/22        3,329,610
  2,045    Grundy Kendall & Will Cntys (AMBAC
           Insd)....................................   5.500     05/01/17        2,292,016
  1,860    Grundy Kendall & Will Cntys (AMBAC
           Insd)....................................   5.500     05/01/20        2,043,266
  1,180    Grundy Kendall & Will Cntys (AMBAC
           Insd)....................................   5.500     05/01/21        1,288,241
 10,000    Illinois Dev Fin Auth Pollutn Ctl Rev
           Comwlth Edison Co Proj Ser D Rfdg (AMBAC
           Insd)....................................   6.750     03/01/15       11,297,900
 35,000    Illinois Dev Fin Auth Pollutn Ctl Rev IL
           Pwr Co Proj Ser B First Mtg Rfdg (MBIA
           Insd)....................................   7.400     12/01/24       39,742,150
  2,000    Illinois Dev Fin Auth Rev Sch Dist Pgm
           Rockford Sch 205 (FSA Insd)..............   6.650     02/01/11        2,471,060

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                          MARKET
(000)      DESCRIPTION                                COUPON     MATURITY       VALUE
           ILLINOIS (CONTINUED)
$ 5,025    Illinois Dev Fin Auth Rev Sch Dist Pgm
           Rockford Sch 205 (FSA Insd)..............   6.650%    02/01/12   $    5,837,392
  2,000    Illinois Ed Fac Auth Rev DePaul Univ
           (AMBAC Insd).............................   5.625     10/01/14        2,296,720
    467    Illinois Hlth Fac Auth Rev Cmnty Prov
           Pooled Pgm Ser B (MBIA Insd).............   7.900     08/15/03          469,442
  2,000    Illinois Medical Dist (MBIA Insd)........   5.250     06/01/32        2,107,600
  3,500    Illinois Muni Elec Agy Pwr Supply Sys Rev
           Rfdg (FSA Insd)..........................   5.000     02/01/21        3,609,935
  2,700    Lake Cnty, IL Cmnty Cons Sch Dist No 50
           Woodland Cap Apprec Ser B (FGIC Insd)....    *        12/01/13        1,748,142
  1,200    Lake Cnty, IL Cmnty Cons Sch Dist No 50
           Woodland Cap Apprec Ser B (FGIC Insd)....    *        12/01/14          732,288
  2,500    Lake Cnty, IL Cmnty Cons Sch Dist No 50
           Woodland Ser A (FGIC Insd)...............   6.000     12/01/20        2,864,100
  3,940    Lake Cnty, IL Cmnty High Sch Dist No 117
           Antioch Cap Apprec Ser B (FGIC Insd).....    *        12/01/10        2,950,863
  6,790    Lake Cnty, IL Cmnty Unit Sch Dist No 60
           Waukegan Cap Apprec Ser A (FSA Insd).....    *        12/01/17        3,446,740
  3,175    Lake Cnty, IL Cmnty Unit Sch Dist No 95
           Lake Zurich Cap Apprec (FGIC Insd).......    *        12/01/15        1,824,799
  3,000    McHenry & Kane Cnty, IL Cmnty Cons Sch
           Dist No 158 Cap Apprec (FGIC Insd).......    *        01/01/17        1,590,960
  4,000    McHenry & Kane Cnty, IL Cmnty Cons Sch
           Dist No 158 Cap Apprec (FGIC Insd).......    *        01/01/18        1,998,920
  1,735    McHenry Cnty, IL Cmnty High Sch Dist No
           154 Cap Apprec (FGIC Insd)...............    *        01/01/15        1,031,405
  2,080    McHenry Cnty, IL Cmnty High Sch Dist No
           154 Cap Apprec (FGIC Insd)...............    *        01/01/16        1,165,299
  1,000    McHenry Cnty, IL Consv Dist Ser A (FGIC
           Insd)....................................   5.500     02/01/16        1,124,620
  1,330    McHenry Cnty, IL Consv Dist Ser A (FGIC
           Insd)....................................   5.500     02/01/17        1,486,647
  6,000    Metropolitan Pier & Expo Il McCormick
           Place Expansion Ser A (MBIA Insd)........   5.250     06/15/42        6,328,020
  2,000    Southern IL Univ Rev Cap Apprec Hsg & Aux
           Ser A (MBIA Insd)........................    *        04/01/20          871,920

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                          MARKET
(000)      DESCRIPTION                                COUPON     MATURITY       VALUE
           ILLINOIS (CONTINUED)
$ 3,450    Will & Kendall Cntys, IL Cmnty (FSA
           Insd)....................................   5.000%    01/01/16   $    3,718,582
  1,495    Will Cnty, IL Sch Dist No 017 (AMBAC
           Insd)....................................   5.000     12/01/16        1,610,519
                                                                            --------------
                                                                               223,937,151
                                                                            --------------
           INDIANA  2.3%
  1,785    Center Grove, IN 2000 Bldg First Mtg
           (AMBAC Insd).............................   5.500     07/15/17        1,997,843
  1,885    Center Grove, IN 2000 Bldg First Mtg
           (AMBAC Insd).............................   5.500     07/15/18        2,093,462
  2,500    Evansville Vanderburgh, IN Pub Lease Corp
           First Mtg (MBIA Insd)....................   5.750     07/15/18        2,816,925
  1,855    Hamilton Southeastern, IN Cons First Mtg
           (FSA Insd)...............................   5.500     07/15/16        2,086,485
  1,075    Hamilton Southeastern, IN Cons First Mtg
           (FSA Insd)...............................   5.500     01/15/19        1,185,499
  1,690    Indiana Bd Bk Spl Pgm Ser A (Escrowed to
           Maturity) (AMBAC Insd)...................   9.750     08/01/09        2,140,588
  5,000    Indiana Hlth Fac Fin Auth Hosp Rev Cmnty
           Hosp Proj Impt & Rfdg (MBIA Insd)........   6.400     05/01/12        5,122,350
  2,335    Lake Cnty, IN Bldg Corp First Mtg (MBIA
           Insd)....................................   5.750     08/01/11        2,708,693
  1,605    Mount Vernon of Hancock Cnty First Mtg
           Ser B (AMBAC Insd).......................   5.500     07/15/16        1,805,288
  1,695    Mount Vernon of Hancock Cnty First Mtg
           Ser B (AMBAC Insd).......................   5.500     07/15/17        1,895,773
  4,000    New Albany Floyd Cnty, IN Sch First Mtg
           (FGIC Insd)..............................   5.750     07/15/20        4,557,040
  2,400    New Albany Floyd Cnty, IN Sch First Mtg
           (FGIC Insd)..............................   5.125     01/15/27        2,493,864
    200    Saint Joseph Cnty, IN Redev Dist (FGIC
           Insd)....................................   5.000     01/15/16          215,484
                                                                            --------------
                                                                                31,119,294
                                                                            --------------
           IOWA  0.2%
  2,375    Iowa Fin Auth Hosp Fac Rev Trinity Regl
           Hosp Proj (FSA Insd).....................   5.750     07/01/17        2,635,632
                                                                            --------------

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                          MARKET
(000)      DESCRIPTION                                COUPON     MATURITY       VALUE
           KANSAS  1.5%
$16,750    Burlington, KS Pollutn Ctl Rev KS Gas &
           Elec Co Proj Rfdg (MBIA Insd)............   7.000%    06/01/31   $   17,502,075
  1,000    Dodge, KS Uni Sch Dist No 443 Rfdg (FGIC
           Insd) (a)................................   5.000     09/01/12        1,132,390
  1,655    Topeka & Shawnee Cntys, KS Pub Rfdg
           (AMBAC Insd) (a).........................   4.200     09/01/18        1,655,877
                                                                            --------------
                                                                                20,290,342
                                                                            --------------
           LOUISIANA  1.0%
  4,065    Calcasieu Parish, LA Mem Hosp Svc Dist
           Hosp Rev Lake Charles Mem Hosp Proj Ser A
           (Connie Lee Insd)........................   6.375     12/01/12        5,047,673
  5,530    Calcasieu Parish, LA Mem Hosp Svc Dist
           Hosp Rev Lake Charles Mem Hosp Proj Ser A
           (Connie Lee Insd)........................   6.500     12/01/18        7,015,303
  3,575    New Orleans, LA Home Mtg Auth Single
           Family Mtg Rev 1985 Ser A (MBIA Insd)....    *        09/15/16          831,223
                                                                            --------------
                                                                                12,894,199
                                                                            --------------
           MASSACHUSETTS  1.7%
  4,405    Massachusetts Muni Whsl Elec Co Nuclear
           Mix 1-A (MBIA Insd)......................   5.250     07/01/13        5,005,930
  2,500    Massachusetts Muni Whsl Elec Co Proj No
           6-A (MBIA Insd)..........................   5.250     07/01/16        2,772,225
 10,000    Massachusetts St Cons Ln Ser B
           (Prerefunded @ 03/01/12) (FSA Insd)......   5.500     03/01/19       11,772,900
  2,000    Massachusetts St Cons Ln Ser D (MBIA
           Insd)....................................   5.250     11/01/19        2,170,560
  1,700    Massachusetts St Hlth & Ed Fac Auth Rev
           Mt Auburn Hosp Ser B1 (MBIA Insd)........   6.250     08/15/14        1,869,524
                                                                            --------------
                                                                                23,591,139
                                                                            --------------
           MICHIGAN  1.5%
    500    Chippewa Vly, MI Sch Rfdg (AMBAC Insd)...   4.750     05/01/23          502,050
  3,385    Detroit, MI Wtr Supply Sys Rev Sr Lien
           Ser A (FGIC Insd)........................   5.500     07/01/24        3,648,996
  2,200    Hazel Park, MI Bldg Auth Ice Arena (AMBAC
           Insd)....................................   4.700     04/01/24        2,201,144
  1,400    Huron, MI Sch Dist (FSA Insd)............   5.250     05/01/21        1,498,224
  1,150    Kalamazoo, MI City Sch Dist Bldg & Site
           (FSA Insd)...............................   5.250     05/01/16        1,267,162

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                          MARKET
(000)      DESCRIPTION                                COUPON     MATURITY       VALUE
           MICHIGAN (CONTINUED)
$ 1,700    Michigan St Hsg Dev Auth Rental Hsg Rev
           Ser B (AMBAC Insd).......................   4.850%    04/01/04   $    1,758,854
  2,500    Michigan St Strategic Fd Ltd Oblig Rev
           Detroit Ed Conv Rfdg (AMBAC Insd)........   4.850     09/01/30        2,730,550
  2,725    Wayne Charter Cnty, MI Arpt Rev Ser C
           Rfdg (FGIC Insd).........................   5.375     12/01/17        3,048,676
  3,190    Wayne Charter Cnty, MI Arpt Rev Ser C
           Rfdg (FGIC Insd).........................   5.375     12/01/20        3,487,755
                                                                            --------------
                                                                                20,143,411
                                                                            --------------
           MINNESOTA  0.1%
  1,000    Brainerd, MN Rev Evangelical Lutheran Ser
           B Rfdg (FSA Insd)........................   6.650     03/01/17        1,023,640
                                                                            --------------

           MISSISSIPPI  0.6%
  1,450    Harrison Cnty, MS Wastewtr Mgmt & Solid
           Wastewtr Treatment Fac Ser A Rfdg (FGIC
           Insd)....................................   5.500     02/01/08        1,639,051
  2,595    Harrison Cnty, MS Wastewtr Mgmt & Solid
           Wastewtr Treatment Fac Ser A Rfdg (FGIC
           Insd)....................................   5.500     02/01/09        2,954,511
  1,600    Harrison Cnty, MS Wastewtr Mgmt & Solid
           Wastewtr Treatment Fac Ser A Rfdg (FGIC
           Insd)....................................   5.500     02/01/10        1,831,536
  1,000    Harrison Cnty, MS Wastewtr Mgmt Dist Rev
           Wastewtr Treatment Fac Ser A Rfdg (FGIC
           Insd)....................................   8.500     02/01/13        1,411,220
                                                                            --------------
                                                                                 7,836,318
                                                                            --------------
           MISSOURI  0.4%
  1,170    Mehlville, MO Sch Dist No R-9 Ctf Part
           Ser A (FSA Insd).........................   5.500     03/01/16        1,324,288
  1,225    Mehlville, MO Sch Dist No R-9 Ctf Part
           Ser A (FSA Insd).........................   5.500     03/01/17        1,378,983
  2,390    St. Louis, MO Muni Fin Corp Lease Rev
           City Justice Ctr Ser A Rfdg (AMBAC
           Insd)....................................   4.750     02/15/17        2,516,455
                                                                            --------------
                                                                                 5,219,726
                                                                            --------------
           NEVADA  1.5%
 10,000    Director St, NV Dept Business & Ind Las
           Vegas Monorail Proj First Tier (AMBAC
           Insd)....................................   5.625     01/01/32       10,830,400
  5,000    Reno, NV Cap Impt Rev (FGIC Insd)........   5.125     06/01/26        5,173,900

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                          MARKET
(000)      DESCRIPTION                                COUPON     MATURITY       VALUE
           NEVADA (CONTINUED)
$ 1,035    Washoe Cnty, NV Ctf Part Pub Safety
           Training Fac Proj (AMBAC Insd)...........   4.700%    09/01/07   $    1,115,326
  1,500    Washoe Cnty, NV Ctf Part Pub Safety
           Training Fac Proj (AMBAC Insd)...........   4.800     09/01/09        1,620,105
  1,430    Washoe Cnty, NV Ctf Part Pub Safety
           Training Fac Proj (AMBAC Insd)...........   4.875     09/01/10        1,542,870
                                                                            --------------
                                                                                20,282,601
                                                                            --------------
           NEW HAMPSHIRE  0.2%
  2,500    New Hampshire St Tpk Sys Rev Ser C Rfdg
           (Inverse Fltg) (FGIC Insd) (d)...........  11.807     11/01/17        3,345,725
                                                                            --------------

           NEW JERSEY  4.6%
  3,625    Morristown, NJ Rfdg (FSA Insd)...........   6.400     08/01/14        4,131,050
  8,000    New Jersey St Tpk Auth Tpk Rev Ser A
           (MBIA Insd)..............................   6.000     01/01/12        9,706,240
 12,300    New Jersey St Trans Corp Ctf Fed Trans
           Admin Grants Ser A (AMBAC Insd)..........   5.875     09/15/12       14,603,421
 10,000    New Jersey St Trans Corp Ctf Fed Trans
           Admin Grants Ser A (AMBAC Insd)..........   5.500     09/15/13       11,752,400
  6,040    New Jersey St Trans Tr Fd Trans Sys Ser A
           (FSA Insd)...............................   5.500     06/15/12        7,072,840
  4,000    New Jersey St Trans Tr Fd Trans Sys Ser B
           (MBIA Insd)..............................   6.000     12/15/17        4,758,600
  8,715    New Jersey St Trans Tr Fd Trans Sys Ser C
           (FSA Insd)...............................   5.500     12/15/11       10,260,431
                                                                            --------------
                                                                                62,284,982
                                                                            --------------
           NEW YORK  3.9%
  3,095    Long Island Pwr Auth, NY Elec Sys Rev Gen
           Ser A (FSA Insd).........................   5.125     12/01/16        3,308,431
  5,600    Metropolitan Trans Auth NY Ser A Rfdg
           (FGIC Insd)..............................   5.000     11/15/25        5,818,456
  5,000    Metropolitan Trans Auth NY Svc Contr Ser
           A Rfdg (FGIC Insd).......................   5.000     07/01/25        5,189,250
  1,920    New York City Hlth & Hosp Hlth Sys Ser A
           (FSA Insd)...............................   5.000     02/15/21        2,017,421
  4,350    New York City Indl Dev Agy Civic Fac Rev
           USTA Natl Tennis Cent Proj (FSA Insd)....   6.375     11/15/14        4,850,120
 14,000    New York City Muni Wtr Fin Auth Ser B
           (MBIA Insd)..............................   5.500     06/15/27       15,225,280
  2,300    New York City, NY Ser H (FGIC Insd)......   6.000     08/01/12        2,805,977

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                          MARKET
(000)      DESCRIPTION                                COUPON     MATURITY       VALUE
           NEW YORK (CONTINUED)
$ 5,250    New York City, NY Transitional Future Tax
           Secd Ser A Rfdg (FGIC Insd)..............   5.500%    11/01/14   $    6,099,293
     15    New York St Med Care Fac Fin Agy Rev
           (Prerefunded @ 08/15/04) (FSA Insd)......   6.500     08/15/15           16,694
  3,040    New York St Twy Auth Hwy & Brdg Tr Fd Ser
           A (Prerefunded @ 01/01/07) (AMBAC
           Insd)....................................   5.250     04/01/13        3,478,490
  3,275    Triborough Brdg & Tunl Auth NY Spl Oblig
           Ser A Rfdg (Prerefunded @ 01/01/14) (MBIA
           Insd)....................................   5.125     01/01/16        3,754,820
                                                                            --------------
                                                                                52,564,232
                                                                            --------------
           NORTH CAROLINA  0.2%
  1,250    Franklin Cnty, NC Ctf Part Jail & Sch
           Proj (Prerefunded @ 06/01/04) (FGIC
           Insd)....................................   6.625     06/01/14        1,379,025
  1,000    Rutherford Cnty, NC Ctf Part (AMBAC Insd)
           (a)......................................   5.000     09/01/21        1,058,220
                                                                            --------------
                                                                                 2,437,245
                                                                            --------------
           NORTH DAKOTA  0.9%
  5,000    Mercer Cnty, ND Pollutn Ctl Rev Antelope
           Vly Station Rfdg (AMBAC Insd)............   7.200     06/30/13        6,422,950
  5,000    Oliver Cnty, ND Pollutn Ctl Rev Square
           Butte Elec Coop Ser A Rfdg (AMBAC
           Insd)....................................   5.300     01/01/27        5,256,300
                                                                            --------------
                                                                                11,679,250
                                                                            --------------
           OHIO  0.2%
  1,000    Cuyahoga, OH Cmnty College Dist Ser A
           (AMBAC Insd) (a).........................   5.000     12/01/32        1,040,340
  2,000    Pickerington, OH Loc Sch Dist Cap Apprec
           Sch Fac Contract (FGIC Insd).............    *        12/01/13        1,297,760
                                                                            --------------
                                                                                 2,338,100
                                                                            --------------
           OKLAHOMA  2.6%
  3,000    Grand River Dam Auth OK Rev Ser A Rfdg
           (FSA Insd)...............................   5.000     06/01/12        3,383,370
  1,355    Jenks, OK Aquarium Auth Rev First Mtg
           (MBIA Insd)..............................   6.000     07/01/20        1,562,112
  3,930    McAlester, OK Pub Wks Auth Util Cap
           Apprec (FSA Insd)........................    *        02/01/33          816,379
  1,000    McAlester, OK Pub Wks Auth Util Cap
           Apprec (FSA Insd)........................    *        02/01/34          197,240
 11,000    McAlester, OK Pub Wks Auth Util Sys Rev
           (FSA Insd)...............................    *        02/01/30        2,456,740

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                          MARKET
(000)      DESCRIPTION                                COUPON     MATURITY       VALUE
           OKLAHOMA (CONTINUED)
$ 2,100    Midwest City, OK Muni Auth (FSA Insd)....   5.150%    06/01/15   $    2,289,714
  5,660    Mustang, OK Impt Auth Util Rev (FSA
           Insd)....................................   5.800     10/01/30        6,284,355
  2,020    Oklahoma City, OK Arpt Tr Jr Lien 27th
           Ser A (FSA Insd).........................   5.000     07/01/17        2,161,723
  4,000    Sapulpa, OK Muni Auth Cap Impt Rev Rfdg
           (FSA Insd)...............................   5.750     07/01/30        4,422,760
  2,000    Tulsa, OK Cmnty College Rev (AMBAC
           Insd)....................................   5.500     07/01/22        2,210,900
  8,260    Tulsa, OK Tulsa Indl Auth Rev Univ Tulsa
           Ser A (MBIA Insd)........................   5.375     10/01/31        8,744,036
                                                                            --------------
                                                                                34,529,329
                                                                            --------------
           OREGON  2.4%
  1,000    Deschutes Cnty, OR Rfdg (FSA Insd).......   5.000     12/01/15        1,102,610
  1,000    Jackson Cnty, OR Sch Dist No 0 (FSA
           Insd)....................................   5.500     06/15/16        1,139,690
  4,815    Oregon St Dept Admin Ser B (FSA Insd)....   5.250     04/01/15        5,314,556
  5,070    Oregon St Dept Admin Ser B Rfdg (MBIA
           Insd)....................................   5.250     05/01/12        5,851,895
  4,835    Oregon St Dept Admin Ser B Rfdg (MBIA
           Insd)....................................   5.250     05/01/17        5,371,105
 10,835    Oregon St Dept Admin Ser C Rfdg (MBIA
           Insd)....................................   5.250     11/01/16       12,119,381
  1,400    Portland, OR Arpt Rev Ser 15 Intl Arpt
           Ser A Rfdg (FGIC Insd)...................   5.000     07/01/13        1,551,200
                                                                            --------------
                                                                                32,450,437
                                                                            --------------
           PENNSYLVANIA  3.3%
  5,000    Allegheny Cnty, PA Hosp Dev Auth Rev Insd
           Hlth Sys Ser A (MBIA Insd)...............   6.500     11/15/30        5,937,800
  4,875    Allegheny Cnty, PA Hosp Dev Auth Rev
           Pittsburgh Mercy Hlth Sys Inc (Escrowed
           to Maturity) (AMBAC Insd)................   5.625     08/15/26        5,383,219
 10,000    Allegheny Cnty, PA San Auth Swr Rfdg
           (MBIA Insd)..............................   5.375     12/01/17       11,234,600
  3,000    Allegheny Cnty, PA San Auth Swr Rfdg
           (MBIA Insd)..............................   5.000     12/01/19        3,204,960
  6,000    Lycoming Cnty, PA Auth College Rev PA
           College of Technology (AMBAC Insd).......   5.350     07/01/26        6,361,080
  1,375    Pennsylvania St Higher Ed Fac Auth Rev St
           Sys Higher Ed Ser P (AMBAC Insd).........   5.000     12/15/16        1,474,564
    730    Philadelphia, PA Gas Wks Rev 14th Ser
           (Prerefunded @ 07/01/03) (FSA Insd)......   6.375     07/01/14          771,216

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                          MARKET
(000)      DESCRIPTION                                COUPON     MATURITY       VALUE
           PENNSYLVANIA (CONTINUED)
$ 1,520    Philadelphia, PA Gas Wks Rev 14th Ser
           (FSA Insd)...............................   6.375%    07/01/14   $    1,601,290
  2,000    Philadelphia, PA Sch Dist Ser A (FSA
           Insd)....................................   5.500     02/01/26        2,166,020
  5,985    Philadelphia, PA Wtr & Wastewtr Rev (FSA
           Insd)....................................   5.000     06/15/16        6,094,466
                                                                            --------------
                                                                                44,229,215
                                                                            --------------
           SOUTH CAROLINA  1.5%
  9,665    South Carolina St Pub Svc Auth Ser B (FSA
           Insd)....................................   5.375     01/01/18       10,703,408
  5,000    South Carolina St Pub Svc Auth Ser D Rfdg
           (FSA Insd) (a)...........................   5.000     01/01/19        5,332,300
  4,000    South Carolina St Pub Svc Auth Ser D Rfdg
           (FSA Insd) (a)...........................   5.000     01/01/20        4,252,120
                                                                            --------------
                                                                                20,287,828
                                                                            --------------
           SOUTH DAKOTA  2.1%
  1,585    Rapid City, SD Sales Tax Rev Rfdg (AMBAC
           Insd)....................................   5.500     06/01/12        1,825,968
 12,000    Sioux Falls, SD Sales Tax Rev
           (Prerefunded @ 11/15/03) (AMBAC Insd)....   5.450     11/15/14       12,767,640
  1,000    Sioux Falls, SD Sales Tax Rev Ser B Rfdg
           (AMBAC Insd).............................   5.500     11/15/12        1,159,030
  1,000    Sioux Falls, SD Sales Tax Rev Ser B Rfdg
           (AMBAC Insd).............................   5.500     11/15/14        1,141,400
  5,205    South Dakota St Lease Rev Tr Ctf Ser A
           (FSA Insd)...............................   6.625     09/01/12        6,590,571
  4,000    South Dakota St Lease Rev Tr Ctf Ser A
           (FSA Insd)...............................   6.700     09/01/17        5,197,600
                                                                            --------------
                                                                                28,682,209
                                                                            --------------
           TENNESSEE  0.4%
  1,000    Putnam Cnty, TN Rfdg (FGIC Insd).........   5.250     04/01/18        1,136,540
  4,200    Tennergy Corp, TN Gas Rev (MBIA Insd)....   4.125     06/01/09        4,475,940
                                                                            --------------
                                                                                 5,612,480
                                                                            --------------
           TEXAS  9.9%
  1,415    Alamo, TX Cmnty College Dist Combined Fee
           Rfdg (FSA Insd)..........................   5.000     11/01/22        1,467,765
  2,150    Austin, TX Ctf Oblig (MBIA Insd).........   5.375     09/01/18        2,372,418
  2,250    Austin, TX Ctf Oblig (MBIA Insd).........   5.375     09/01/19        2,463,548
 13,645    Austin, TX Util Sys Rev Rfdg (FSA Insd)
           (b)......................................   5.000     11/15/11       14,989,851
 12,500    Austin, TX Util Sys Rev Ser A Rfdg (MBIA
           Insd)....................................    *        11/15/10        9,376,625

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                          MARKET
(000)      DESCRIPTION                                COUPON     MATURITY       VALUE
           TEXAS (CONTINUED)
$ 5,000    Brazos River Auth, TX Rev Houston Ind Inc
           Proj Ser C (AMBAC Insd)..................   5.125%    05/01/19   $    5,357,750
  1,400    Corpus Christi, TX Util Sys Rev Impt &
           Rfdg (FSA Insd)..........................   5.250     07/15/17        1,534,008
 15,400    Dallas Cnty, TX Util & Reclamation Dist
           Ser B Rfdg (AMBAC Insd)..................   5.875     02/15/29       16,386,986
  5,000    El Paso, TX Ctf Oblig (FSA Insd).........   5.750     08/15/25        5,424,150
  4,915    Harris Cnty, TX Toll Rd Sr Lien Rfdg
           (MBIA Insd)..............................   5.125     08/15/17        5,192,845
  4,605    Houston, TX Arpt Sys Rev Sub Lien (FSA
           Insd)....................................   5.500     07/01/17        5,179,796
  2,000    Houston, TX Arpt Sys Rev Sub Lien (FSA
           Insd)....................................   5.500     07/01/18        2,230,760
  5,000    Houston, TX Hotel Occupancy Convention &
           Entmt Ser A Rfdg (AMBAC Insd)............   5.375     09/01/14        5,641,300
  2,000    Houston, TX Pub Impt Ser B Rfdg (FSA
           Insd)....................................   5.500     03/01/18        2,217,880
 12,400    Houston, TX Wtr & Swr Sys Rev Cap Apprec
           Ser A Rfdg (FSA Insd)....................    *        12/01/20        5,237,636
  1,790    Laredo, TX Cmnty College Dist Combined
           Fee Rev Bldg Rfdg (AMBAC Insd)...........   5.300     08/01/26        1,879,106
  1,000    Montgomery Cnty, TX Cap Apprec Rfdg (MBIA
           Insd)....................................    *        03/01/16          514,980
  1,305    Montgomery Cnty, TX Cap Apprec Rfdg (MBIA
           Insd)....................................    *        03/01/17          632,886
  1,000    Richardson, TX Impt & Rfdg (MBIA Insd)
           (a)......................................   4.500     02/15/11        1,080,690
  1,000    San Antonio, TX Indpt Sch Dist Pub Fac
           Corp Lease Rev (AMBAC Insd)..............   5.850     10/15/10        1,141,700
  1,750    Tarrant Cnty, TX Hlth Fac Dev Corp Hlth
           Sys Rev Ser B (Escrowed to Maturity)
           (FGIC Insd)..............................   5.000     09/01/15        1,957,830
 10,000    Texas St Tpk Auth Cent TX Tpk First Tier
           Ser A (AMBAC Insd).......................   5.500     08/15/39       10,832,000
 29,655    Texas St Tpk Auth Dallas Northtwy Rev
           George Bush Tpk (FGIC Insd)..............   5.250     01/01/23       31,159,695
                                                                            --------------
                                                                               134,272,205
                                                                            --------------

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                          MARKET
(000)      DESCRIPTION                                COUPON     MATURITY       VALUE
           UTAH  0.8%
$   685    Provo, UT Elec Rev 1984 Ser A Rfdg
           (Escrowed to Maturity) (AMBAC Insd)......  10.375%    09/15/15   $    1,002,772
  6,835    Utah St Muni Fin Coop Loc Govt Rev Pool
           Cap Salt Lake (FSA Insd).................    *        03/01/09        5,518,784
  4,140    West Vly City, UT Muni Bldg Lease Rev Ser
           A Rfdg (AMBAC Insd)......................   4.750     04/15/19        4,241,596
                                                                            --------------
                                                                                10,763,152
                                                                            --------------
           VIRGINIA  0.5%
  4,000    Loudoun Cnty, VA Ctf Part (FSA Insd).....   6.800     03/01/14        4,359,040
  2,200    Virginia St Hsg Dev Auth Comwlth Mtg Ser
           J Subser J-1 (MBIA Insd).................   5.200     07/01/19        2,306,502
                                                                            --------------
                                                                                 6,665,542
                                                                            --------------
           WASHINGTON  5.2%
  4,115    Chelan Cnty, WA Sch Dist No 246 (FSA
           Insd)....................................   5.000     12/01/21        4,309,146
  1,930    Clark Cnty, WA Pub Util Dist No 001 Elec
           Rev Rfdg (AMBAC Insd)....................   5.500     01/01/12        2,231,910
  2,990    Clark Cnty, WA Pub Util Dist No 001 Wtr
           Rev (FSA Insd)...........................   5.125     01/01/20        3,156,902
 11,340    Energy Northwest WA Elec Rev Columbia
           Generating Ser A Rfdg (FSA Insd).........   5.500     07/01/17       12,705,336
  4,500    Energy Northwest WA Elec Rev Proj No 3
           Ser A Rfdg (FSA Insd)....................   5.500     07/01/17        5,041,800
 14,500    Energy Northwest WA Elec Rev Proj No 3
           Ser A Rfdg (FSA Insd)....................   5.500     07/01/18       16,120,665
  5,000    Energy Northwest WA Elec Rev Proj No 3
           Ser B Rfdg (FSA Insd)....................   6.000     07/01/16        5,922,750
  2,335    Grant Cnty, WA Pub Util Dist No 2 Priest
           Rapids Hydro Elec Rev Second Ser C Rfdg
           (AMBAC Insd).............................   6.000     01/01/17        2,630,681
  1,025    Grant Cnty, WA Pub Util Dist No 2 Wanapum
           Hydro Elec Rev Second Ser C Rfdg (AMBAC
           Insd)....................................   6.000     01/01/17        1,154,796
    350    Pierce Cnty, WA Swr Rev Ser A (Escrowed
           to Maturity) (MBIA Insd).................   9.000     02/01/05          407,365
  2,000    Seattle, WA Muni Lt & Pwr Rev Impt & Rfdg
           (FSA Insd)...............................   5.500     03/01/18        2,210,340
  1,965    Tacoma, WA Solid Waste Util Rev Rfdg
           (AMBAC Insd).............................   5.375     12/01/18        2,149,258
  2,075    Tacoma, WA Solid Waste Util Rev Rfdg
           (AMBAC Insd).............................   5.375     12/01/19        2,253,077

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                          MARKET
(000)      DESCRIPTION                                COUPON     MATURITY       VALUE
           WASHINGTON (CONTINUED)
$ 4,200    Tacoma, WA Solid Waste Util Rev Rfdg
           (AMBAC Insd).............................   5.250%    12/01/20   $    4,494,546
  3,090    Washington St Pub Pwr Supply Sys Nuclear
           Proj No 1 Rev Ser A Rfdg (AMBAC Insd)....   5.700     07/01/09        3,509,529
  1,600    Washington St Ser R 99A Rfdg (FGIC
           Insd)....................................   5.000     01/01/17        1,708,160
                                                                            --------------
                                                                                70,006,261
                                                                            --------------
           WEST VIRGINIA  0.1%
  1,780    West Virginia Econ Dev Auth Lease Rev
           Correctional Juvenile & Pub-A (MBIA
           Insd)....................................   5.500     06/01/19        1,999,065
                                                                            --------------

           WISCONSIN  1.7%
  1,240    Elkhorn, WI Area Sch Dist Ser A Rfdg (FSA
           Insd)....................................   5.000     04/01/17        1,329,627
  1,035    Elkhorn, WI Area Sch Dist Ser A Rfdg (FSA
           Insd)....................................   5.000     04/01/18        1,101,416
  1,000    Green Bay, WI Area Pub Sch Dist Rfdg (FSA
           Insd)....................................   4.500     04/01/12        1,084,040
  1,200    Kettle Moraine Sch Dist WI Ser C Rfdg
           (FSA Insd) (a)...........................   4.000     04/01/13        1,238,832
  1,505    Oak Creek Franklin, WI Jt Sch Dist Rfdg
           (FGIC Insd)..............................   5.500     04/01/17        1,687,677
  1,635    Oak Creek Franklin, WI Jt Sch Dist Rfdg
           (FGIC Insd)..............................   5.500     04/01/19        1,808,441
  1,350    Plover, WI Wtr Sys Rev (AMBAC Insd)......   5.400     12/01/16        1,513,607
  1,500    Plover, WI Wtr Sys Rev (AMBAC Insd)......   5.500     12/01/18        1,662,105
  1,270    Racine, WI Wtrwks Rev Sys Mtg (MBIA
           Insd)....................................   5.250     09/01/14        1,417,841
  1,405    Racine, WI Wtrwks Rev Sys Mtg (MBIA
           Insd)....................................   5.250     09/01/16        1,542,802
  3,950    Two Rivers, WI Pub Sch Dist Rfdg
           (Prerefunded @ 03/01/10) (FSA Insd)......   6.000     03/01/18        4,702,475
  3,920    University of Wisconsin Hosp & Clinics
           Auth Rev (FSA Insd)......................   6.200     04/01/29        4,518,506
                                                                            --------------
                                                                                23,607,369
                                                                            --------------
           WYOMING  0.2%
  2,000    Laramie Cnty, WY Hosp Rev Mem Hosp Proj
           (AMBAC Insd).............................   6.700     05/01/12        2,048,280
                                                                            --------------

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                          MARKET
(000)      DESCRIPTION                                COUPON     MATURITY       VALUE
           PUERTO RICO  0.2%
$ 3,000    Puerto Rico Indl Tourist Ed Med &
           Environmental Ctl Fac Hosp Aux (MBIA
           Insd)....................................   6.250%    07/01/16   $    3,327,180
                                                                            --------------

TOTAL LONG-TERM INVESTMENTS  95.6%
  (Cost $1,172,296,268)..................................................    1,294,503,965


SHORT-TERM INVESTMENTS  3.4%
  (Cost $46,215,000).....................................................       46,215,000
                                                                            --------------

TOTAL INVESTMENTS  99.0%
  (Cost $1,218,511,268)..................................................    1,340,718,965

OTHER ASSETS IN EXCESS OF LIABILITIES  1.0%..............................       12,876,606
                                                                            --------------

NET ASSETS  100.0%.......................................................   $1,353,595,571
                                                                            ==============

 * Zero coupon bond

(a) Securities purchased on a when-issued or delayed delivery basis.

(b) Assets segregated as collateral for when-issued or delayed delivery purchase commitments.

(c) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(d) An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Fund to enhance the yield of the portfolio. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly.

AMBAC--AMBAC Indemnity Corp.
BIGI--Bond Investor Guaranty Inc.
Connie Lee--Connie Lee Insurance Co.
FGIC--Financial Guaranty Insurance Co.
FSA--Financial Security Assurance Inc.
MBIA--Municipal Bond Investors Assurance Corp.

                                               See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
September 30, 2002

ASSETS:
Total Investments (Cost $1,218,511,268).....................  $1,340,718,965
Cash........................................................       6,069,488
Receivables:
  Investments Sold..........................................      35,854,564
  Interest..................................................      17,024,523
  Fund Shares Sold..........................................       1,228,279
Other.......................................................         203,254
                                                              --------------
    Total Assets............................................   1,401,099,073
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................      42,872,060
  Fund Shares Repurchased...................................       1,734,293
  Income Distributions......................................       1,146,398
  Distributor and Affiliates................................         654,752
  Investment Advisory Fee...................................         529,630
Accrued Expenses............................................         302,169
Trustees' Deferred Compensation and Retirement Plans........         264,200
                                                              --------------
    Total Liabilities.......................................      47,503,502
                                                              --------------
NET ASSETS..................................................  $1,353,595,571
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $1,220,603,010
Net Unrealized Appreciation.................................     122,207,697
Accumulated Net Realized Gain...............................      10,641,497
Accumulated Undistributed Net Investment Income.............         143,367
                                                              --------------
NET ASSETS..................................................  $1,353,595,571
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $1,244,330,241 and 63,316,112 shares of
    beneficial interest issued and outstanding).............  $        19.65
    Maximum sales charge (4.75%* of offering price).........             .98
                                                              --------------
    Maximum offering price to public........................  $        20.63
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $87,173,425 and 4,440,798 shares of
    beneficial interest issued and outstanding).............  $        19.63
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $22,091,905 and 1,126,052 shares of
    beneficial interest issued and outstanding).............  $        19.62
                                                              ==============

* On sales of $100,000 or more, the sales charge will be reduced.

See Notes to Financial Statements

Statement of Operations
For the Year Ended September 30, 2002

INVESTMENT INCOME:
Interest....................................................  $ 62,382,045
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     6,111,820
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $2,741,555, $522,919 and $139,182,
  respectively).............................................     3,403,656
Shareholder Services........................................       780,889
Custody.....................................................        99,849
Legal.......................................................        72,055
Trustees' Fees and Related Expenses.........................        28,808
Other.......................................................       501,831
                                                              ------------
    Total Expenses..........................................    10,998,908
    Less Credits Earned on Cash Balances....................        37,719
                                                              ------------
    Net Expenses............................................    10,961,189
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 51,420,856
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $ 13,448,439
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    71,891,443
  End of the Period.........................................   122,207,697
                                                              ------------
Net Unrealized Appreciation During the Period...............    50,316,254
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $ 63,764,693
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $115,185,549
                                                              ============

                                               See Notes to Financial Statements

Statements of Changes in Net Assets

                                                      YEAR ENDED           YEAR ENDED
                                                  SEPTEMBER 30, 2002   SEPTEMBER 30, 2001
                                                  ---------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income............................   $   51,420,856       $   52,656,337
Net Realized Gain................................       13,448,439           28,347,885
Net Unrealized Appreciation During the Period....       50,316,254           32,333,957
                                                    --------------       --------------
Change in Net Assets from Operations.............      115,185,549          113,338,179
                                                    --------------       --------------

Distributions from Net Investment Income:
  Class A Shares.................................      (49,103,481)         (52,689,287)
  Class B Shares.................................       (1,848,687)          (1,795,935)
  Class C Shares.................................         (491,695)            (303,030)
                                                    --------------       --------------
                                                       (51,443,863)         (54,788,252)
                                                    --------------       --------------
Distributions from Net Realized Gain:
  Class A Shares.................................      (26,330,149)                 -0-
  Class B Shares.................................       (1,162,430)                 -0-
  Class C Shares.................................         (298,526)                 -0-
                                                    --------------       --------------
                                                       (27,791,105)                 -0-
                                                    --------------       --------------
Total Distributions..............................      (79,234,968)         (54,788,252)
                                                    --------------       --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES.....................................       35,950,581           58,549,927
                                                    --------------       --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold........................      278,755,452          118,855,941
Net Asset Value of Shares Issued Through Dividend
  Reinvestment...................................       60,225,964           39,363,000
Cost of Shares Repurchased.......................     (211,381,640)        (161,702,324)
                                                    --------------       --------------
NET CHANGE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS...................................      127,599,776           (3,483,383)
                                                    --------------       --------------
TOTAL INCREASE IN NET ASSETS.....................      163,550,357           55,066,544
NET ASSETS:
Beginning of the Period..........................    1,190,045,214        1,134,978,670
                                                    --------------       --------------
End of the Period (Including accumulated
  undistributed net investment income of $143,367
  and ($471,954), respectively)..................   $1,353,595,571       $1,190,045,214
                                                    ==============       ==============

See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                          NINE MONTHS        YEAR
                                     YEAR ENDED SEPTEMBER 30,                ENDED          ENDED
CLASS A SHARES               -----------------------------------------   SEPTEMBER 30,   DECEMBER 31,
                             2002 (A)     2001       2000       1999         1998            1997
                             ------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
 OF THE PERIOD.............  $  19.22   $  18.27   $  18.08   $  19.96     $  19.63        $  19.24
                             --------   --------   --------   --------     --------        --------
 Net Investment Income.....       .81        .86        .91        .91          .71             .97
 Net Realized and
   Unrealized Gain/Loss....       .87        .98        .17      (1.64)         .37             .55
                             --------   --------   --------   --------     --------        --------
Total from Investment
 Operations................      1.68       1.84       1.08       (.73)        1.08            1.52
                             --------   --------   --------   --------     --------        --------
Less:
 Distributions from Net
   Investment Income.......       .81        .89        .88        .92          .72             .97
 Distributions from Net
   Realized Gain...........       .44        -0-        .01        .23          .03             .16
                             --------   --------   --------   --------     --------        --------
Total Distributions........      1.25        .89        .89       1.15          .75            1.13
                             --------   --------   --------   --------     --------        --------
NET ASSET VALUE, END OF THE
 PERIOD....................  $  19.65   $  19.22   $  18.27   $  18.08     $  19.96        $  19.63
                             ========   ========   ========   ========     ========        ========

Total Return (b)...........     9.28%     10.28%      6.13%     -3.80%        5.61%*          8.19%
Net Assets at End of the
 Period (In millions)......  $1,244.3   $1,129.6   $1,086.6   $1,178.3     $1,353.9        $1,283.5
Ratio of Expenses to
 Average Net Assets........      .87%       .90%       .90%       .92%         .90%            .92%
Ratio of Net Investment
 Income to Average Net
 Assets....................     4.30%      4.55%      5.10%      4.77%        4.85%           5.07%
Portfolio Turnover.........       54%        80%        69%        92%          62%*            82%

* Non-Annualized

(a) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets from 4.27% to 4.30%. Per share, ratios and supplemental data for the periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                                               See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                     NINE MONTHS        YEAR
                                   YEAR ENDED SEPTEMBER 30,             ENDED          ENDED
CLASS B SHARES                -----------------------------------   SEPTEMBER 30,   DECEMBER 31,
                              2002 (A)    2001     2000     1999        1998            1997
                              ------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD.............   $19.20    $18.26   $18.08   $19.96      $19.63          $19.24
                               ------    ------   ------   ------      ------          ------
  Net Investment Income.....      .66       .70      .78      .76         .60             .82
  Net Realized and
    Unrealized Gain/Loss....      .88       .99      .15    (1.64)        .37             .55
                               ------    ------   ------   ------      ------          ------
Total from Investment
  Operations................     1.54      1.69      .93     (.88)        .97            1.37
                               ------    ------   ------   ------      ------          ------
Less:
  Distributions from Net
    Investment Income.......      .67       .75      .74      .77         .61             .82
  Distributions from Net
    Realized Gain...........      .44       -0-      .01      .23         .03             .16
                               ------    ------   ------   ------      ------          ------
Total Distributions.........     1.11       .75      .75     1.00         .64             .98
                               ------    ------   ------   ------      ------          ------
NET ASSET VALUE, END OF THE
  PERIOD....................   $19.63    $19.20   $18.26   $18.08      $19.96          $19.63
                               ======    ======   ======   ======      ======          ======

Total Return (b)............    8.47%     9.42%    5.25%   -4.60%       5.07%*          7.36%
Net Assets at End of the
  Period (In millions)......   $ 87.2    $ 49.2   $ 43.0   $ 56.8      $ 71.9          $ 70.1
Ratio of Expenses to Average
  Net Assets................    1.63%     1.69%    1.68%    1.68%       1.66%           1.69%
Ratio of Net Investment
  Income to Average Net
  Assets....................    3.53%     3.76%    4.34%    3.99%       4.08%           4.29%
Portfolio Turnover..........      54%       80%      69%      92%         62%*            82%

* Non-Annualized

(a) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets from 3.50% to 3.53%. Per share, ratios and supplemental data for the periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the sixth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                     NINE MONTHS        YEAR
                                   YEAR ENDED SEPTEMBER 30,             ENDED          ENDED
CLASS C SHARES                -----------------------------------   SEPTEMBER 30,   DECEMBER 31,
                              2002 (A)    2001     2000     1999        1998            1997
                              ------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD.............   $19.19    $18.25   $18.08   $19.95      $19.63          $19.24
                               ------    ------   ------   ------      ------          ------
  Net Investment Income.....      .67       .69      .79      .76         .60             .82
  Net Realized and
    Unrealized Gain/Loss....      .87      1.00      .13    (1.63)        .37             .55
                               ------    ------   ------   ------      ------          ------
Total from Investment
  Operations................     1.54      1.69      .92     (.87)        .97            1.37
                               ------    ------   ------   ------      ------          ------
Less:
  Distributions from Net
    Investment Income.......      .67       .75      .74      .77         .61             .82
  Distributions from Net
    Realized Gain...........      .44       -0-      .01      .23         .04             .16
                               ------    ------   ------   ------      ------          ------
Total Distributions.........     1.11       .75      .75     1.00         .65             .98
                               ------    ------   ------   ------      ------          ------
NET ASSET VALUE, END OF THE
  PERIOD....................   $19.62    $19.19   $18.25   $18.08      $19.95          $19.63
                               ======    ======   ======   ======      ======          ======

Total Return (b)............    8.48%     9.42%    5.19%   -4.55%       5.02%*          7.36%
Net Assets at End of the
  Period (In millions)......   $ 22.1    $ 11.2   $  5.4   $  8.3      $  6.8          $  5.6
Ratio of Expenses to Average
  Net Assets................    1.63%     1.65%    1.68%    1.68%       1.66%           1.69%
Ratio of Net Investment
  Income to Average Net
  Assets....................    3.53%     3.80%    4.35%    3.99%       4.06%           4.29%
Portfolio Turnover..........      54%       80%      69%      92%         62%*            82%

* Non-Annualized

(a) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets from 3.50% to 3.53%. Per share, ratios and supplemental data for the periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                                               See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

September 30, 2002

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Insured Tax Free Income Fund (the "Fund") is organized as a series of the Van Kampen Tax Free Trust, a Delaware business trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to provide investors a high level of current income exempt from federal income taxes, with liquidity and safety of principal, primarily through investment in a diversified portfolio of insured municipal securities. The Fund commenced investment operations on December 14, 1984. The distribution of the Fund's Class B and Class C Shares commenced on May 3, 1993 and August 13, 1993, respectively.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will maintain, in a segregated account with its custodian, assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At September 30, 2002, the Fund had $24,049,604 of when-issued and delayed delivery purchase commitments.

NOTES TO
FINANCIAL STATEMENTS

September 30, 2002

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

    As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. Prior to October 1, 2001, the Fund did not accrete market discount on fixed income securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $753,086 increase in cost of securities and a corresponding $753,086 decrease in net unrealized appreciation based on securities held by the Fund on October 1, 2001.

    The effect of this change for the year ended September 30, 2002 was to increase net investment income by $377,952; decrease net unrealized appreciation by $234,691, and decrease net realized gains by $143,261. The Statements of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the Federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At September 30, 2002, the Fund had an accumulated capital loss carryforward for tax purposes of $1,132,699, which will expire between September 30, 2007 and September 30, 2008.

    At September 30, 2002, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................    $1,217,528,453
                                                                ==============
Gross tax unrealized appreciation...........................    $  123,208,403
Gross tax unrealized depreciation...........................           (17,891)
                                                                --------------
Net tax unrealized appreciation on investments..............    $  123,190,512
                                                                ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed

NOTES TO
FINANCIAL STATEMENTS

September 30, 2002

annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended September 30, 2002 and 2001 was as follows:

                                                                 2002          2001
Distributions paid from:
  Ordinary Income...........................................  $14,184,819    $175,289
  Long-term capital gain....................................   13,744,102         -0-
                                                              -----------    --------
                                                              $27,928,921    $175,289
                                                              ===========    ========

    As of September 30, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $4,667,883
Undistributed long-term capital gain........................     7,346,101

    Net realized gains or losses may differ for financial and tax reporting purposes as a result of the deferral of losses relating to wash sales transactions.

F. INSURANCE EXPENSES The Fund typically invests in insured bonds. Any portfolio securities not specifically covered by a primary insurance policy are insured secondarily through the Fund's portfolio insurance policy. Insurance premiums are based on the daily balances of uninsured bonds in the portfolio of investments and are charged to expense on an accrual basis. The insurance policy guarantees the timely payment of principal and interest on the securities in the Fund's portfolio.

G. EXPENSE REDUCTIONS During the year ended September 30, 2002, the Fund's custody fee was reduced by $37,719 as a result of credits earned on cash balances.

NOTES TO
FINANCIAL STATEMENTS

September 30, 2002

2. INVESTMENT ADVISORY AGREEMENT AND
OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, Van Kampen Investment Advisory Corp. (the "Adviser") will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................      .525%
Next $500 million...........................................      .500%
Next $500 million...........................................      .475%
Over $1.5 billion...........................................      .450%

    For the year ended September 30, 2002, the Fund recognized expenses of approximately $36,800 representing legal expenses provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Fund. The Advisor allocates the cost of such services to each fund. For the year ended September 30, 2002, the Fund recognized expenses of approximately $129,400 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended September 30, 2002, the Fund recognized expenses of approximately $622,800, representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees and are based on competitive market benchmarks.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $181,006 are included in "Other" assets on the Statement of Assets and Liabilities at September 30, 2002. Appreciation/depreciation and distributions received from these investments are recorded

NOTES TO
FINANCIAL STATEMENTS

September 30, 2002

with an offsetting increase/decrease in the deferred compensation obligations and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

At September 30, 2002, capital aggregated $1,115,955,023, $83,001,975 and
$21,646,012 for Classes A, B and C, respectively. For the year ended September 30, 2002, transactions were as follows:

                                                            SHARES           VALUE
Sales:
  Class A...............................................   11,854,715    $ 222,434,143
  Class B...............................................    2,417,973       43,950,889
  Class C...............................................      666,929       12,370,420
                                                          -----------    -------------
Total Sales.............................................   14,939,617    $ 278,755,452
                                                          ===========    =============
Dividend Reinvestment:
  Class A...............................................    3,087,862    $  57,682,494
  Class B...............................................      108,130        2,016,147
  Class C...............................................       28,266          527,323
                                                          -----------    -------------
Total Dividend Reinvestment.............................    3,224,258    $  60,225,964
                                                          ===========    =============
Repurchases:
  Class A...............................................  (10,413,420)   $(196,238,859)
  Class B...............................................     (645,598)     (12,219,836)
  Class C...............................................     (155,217)      (2,922,945)
                                                          -----------    -------------
Total Repurchases.......................................  (11,214,235)   $(211,381,640)
                                                          ===========    =============

NOTES TO
FINANCIAL STATEMENTS

September 30, 2002

    At September 30, 2001, capital aggregated $1,030,723,516, $49,192,760 and
$11,654,744 for Classes A, B and C, respectively. For the year ended September 30, 2001, transactions were as follows:

                                                             SHARES          VALUE
Sales:
  Class A................................................   5,044,693    $  95,170,346
  Class B................................................     909,860       17,262,583
  Class C................................................     339,430        6,423,012
                                                           ----------    -------------
Total Sales..............................................   6,293,983    $ 118,855,941
                                                           ==========    =============
Dividend Reinvestment:
  Class A................................................   2,015,361    $  38,165,436
  Class B................................................      53,346        1,009,926
  Class C................................................       9,902          187,638
                                                           ----------    -------------
Total Dividend Reinvestment..............................   2,078,609    $  39,363,000
                                                           ==========    =============
Repurchases:
  Class A................................................  (7,741,602)   $(146,276,228)
  Class B................................................    (758,254)     (14,306,069)
  Class C................................................     (59,426)      (1,120,027)
                                                           ----------    -------------
Total Repurchases........................................  (8,559,282)   $(161,702,324)
                                                           ==========    =============

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares seven years after the end of the calendar month in which the shares were purchased. For the years ended September 30, 2002 and 2001, 129,662 and 404,147 Class B Shares converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received on such shares, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the years ended September 30, 2002 and 2001, no Class C Shares converted to Class A Shares. Class B and Class C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC for Class B and Class C Shares will be imposed on most

NOTES TO
FINANCIAL STATEMENTS

September 30, 2002

redemptions made within six years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                              CONTINGENT DEFERRED
                                                                  SALES CHARGE
                                                                AS A PERCENTAGE
                                                                OF DOLLAR AMOUNT
                                                               SUBJECT TO CHARGE
                                                           --------------------------
YEAR OF REDEMPTION                                         CLASS B            CLASS C
First....................................................   4.00%              1.00%
Second...................................................   3.75%               None
Third....................................................   3.50%               None
Fourth...................................................   2.50%               None
Fifth....................................................   1.50%               None
Sixth....................................................   1.00%               None
Seventh and Thereafter...................................    None               None

    For the year ended September 30, 2002, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $169,600 and CDSC on redeemed shares of approximately $122,100. Sales charges do not represent expenses of the Fund.

    On September 13, 2002, the Fund acquired all of the assets and liabilities of the Van Kampen Florida Insured Tax Free Income Fund (the "VKFITFI Fund") through a tax free reorganization approved by VKFITFI Fund shareholders on August 28, 2002. The Fund issued 2,203,153, 1,707,524 and 243,096 shares of
Classes A, B and C valued at $42,873,349, $33,194,271 and $4,723,361, respectively, in exchange for VKFITFI Fund's net assets. The shares of VKFITFI Fund were converted into Fund shares at a ratio 1.215 to 1, 1.212 to 1 and 1.209 to 1 for Classes A, B and C, respectively. Included in these net assets was a capital loss carryforward of $1,317,456 which is included in accumulated net realized gain/loss. Also included in these net assets was a deferred compensation balance of $114,758 which is included in accumulated undistributed net investment income. Net unrealized appreciation of VKFITFI Fund as of September 13, 2002 was $6,342,242. Shares issued in connection with this reorganization are included in proceeds from shares sold for the year ended September 30, 2002. Combined net assets on the day of reorganization were $1,338,185,210.

NOTES TO
FINANCIAL STATEMENTS

September 30, 2002

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $725,634,234 and $633,957,605, respectively.

5. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and 1.00% each of Class B and Class C average daily net assets are accrued daily. Included in these fees for the year ended September 30, 2002, are payments retained by Van Kampen of approximately $715,300 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $73,700.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of Van Kampen Insured Tax Free Income Fund

We have audited the accompanying statement of assets and liabilities of the Van Kampen Insured Tax Free Income Fund (the "Fund"), including the portfolio of investments, as of September 30, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for each of the indicated years in the period ended September 30, 1999 were audited by other auditors whose report dated November 5, 1999 expressed an unqualified opinion on those financial highlights.

    We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2002 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Insured Tax Free Income Fund at September 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP
Chicago, Illinois
November 7, 2002

           VAN KAMPEN INVESTMENTS

THE VAN KAMPEN
FAMILY OF FUNDS

Growth

   Aggressive Growth
   American Value
   Emerging Growth
   Enterprise
   Equity Growth
   Focus Equity
   Growth
   Mid Cap Growth
   Pace
   Select Growth
   Small Cap Growth
   Small Cap Value
   Tax Managed Equity Growth
   Technology

Growth and Income

   Comstock
   Equity and Income
   Growth and Income
   Harbor
   Real Estate Securities
   Utility
   Value
   Value Opportunities

Global/International

   Asian Equity
   Emerging Markets
   European Value Equity
   Global Equity Allocation
   Global Franchise
   Global Value Equity
   International Advantage
   International Magnum
   Latin American
   Worldwide High Income

Income

   Corporate Bond
   Government Securities
   High Income Corporate Bond
   High Yield
   Limited Maturity Government
   U.S. Government

Capital Preservation

   Reserve
   Tax Free Money

Senior Loan

   Prime Rate Income Trust
   Senior Floating Rate

Tax Free

   California Insured Tax Free
   High Yield Municipal*
   Insured Tax Free Income
   Intermediate Term Municipal
     Income
   Municipal Income
   New York Tax Free Income
   Pennsylvania Tax Free Income
   Strategic Municipal Income

For more complete information, including risk considerations, fees, sales charges and ongoing expenses, please contact your financial advisor for a prospectus. Please read it carefully before you invest or send money.

To view a current Van Kampen fund prospectus or to receive additional fund information, choose from one of the following:

- visit our Web site at
  VANKAMPEN.COM--
  to view a prospectus, select
  Download Prospectus                                            [COMPUTER ICON]

- call us at (800) 847-2424
  Telecommunications Device
  for the Deaf (TDD) users,
  call (800) 421-2833.

                                                                    [PHONE ICON]

- e-mail us by visiting
  VANKAMPEN.COM and
  selecting Contact Us

                                                            [MAIL ICON]

 * Open to new investors for a limited time

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN INSURED TAX FREE INCOME FUND

BOARD OF TRUSTEES

J. MILES BRANAGAN
JERRY D. CHOATE
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN INVESTMENT ADVISORY CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 218256
Kansas City, Missouri 64121-8256

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110


LEGAL COUNSEL
SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended September 30, 2002. The Fund designated 99.7% of the income distributions as tax-exempt income distribution. The Fund designated and paid $13,744,102 as a long-term capital gain distribution. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Investment Advisory Corp. ("Advisory Corp."), Van Kampen Asset Management Inc. ("Asset Management"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). Advisory Corp. and Asset Management sometimes are referred to herein collectively as the "Advisers." The term "Fund Complex" includes each of the investment companies advised by the Advisers or their affiliates. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
J. Miles Branagan (70)        Trustee      Trustee     Private investor.              55
1632 Morning Mountain Road                 since 1995  Trustee/Director of funds
Raleigh, NC 27614                                      in the Fund Complex.
                                                       Co-founder, and prior to
                                                       August 1996, Chairman,
                                                       Chief Executive Officer
                                                       and President, MDT
                                                       Corporation (now known as
                                                       Getinge/Castle, Inc., a
                                                       subsidiary of Getinge
                                                       Industrier AB), a company
                                                       which develops,
                                                       manufactures, markets and
                                                       services medical and
                                                       scientific equipment.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Jerry D. Choate (64)          Trustee      Trustee     Trustee/Director of funds      55       Director of Amgen Inc., a
53 Monarch Bay Drive                       since 1999  in the Fund Complex.                    biotechnological company,
Dana Point, CA 92629                                   Prior to January 1999,                  and Director of Valero
                                                       Chairman and Chief                      Energy Corporation, an
                                                       Executive Officer of the                independent refining
                                                       Allstate Corporation                    company.
                                                       ("Allstate") and Allstate
                                                       Insurance Company. Prior
                                                       to January 1995,
                                                       President and Chief
                                                       Executive Officer of
                                                       Allstate. Prior to August
                                                       1994, various management
                                                       positions at Allstate.

Linda Hutton Heagy (54)       Trustee      Trustee     Regional Managing Partner      55
Sears Tower                                since 1995  of Heidrick & Struggles,
233 South Wacker Drive                                 an executive search firm.
Suite 7000                                             Trustee/ Director of
Chicago, IL 60606                                      funds in the Fund
                                                       Complex. Trustee on the
                                                       University of Chicago
                                                       Hospitals Board, Vice
                                                       Chair of the Board of the
                                                       YMCA of Metropolitan
                                                       Chicago and a member of
                                                       the Women's Board of the
                                                       University of Chicago.
                                                       Prior to 1997, Partner,
                                                       Ray & Berndtson, Inc., an
                                                       executive recruiting
                                                       firm. Prior to 1996,
                                                       Trustee of The
                                                       International House
                                                       Board, a fellowship and
                                                       housing organization for
                                                       international graduate
                                                       students. Formerly,
                                                       Executive Vice President
                                                       of ABN AMRO, N.A., a
                                                       Dutch bank holding
                                                       company. Prior to 1992,
                                                       Executive Vice President
                                                       of La Salle National
                                                       Bank.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

R. Craig Kennedy (50)         Trustee      Trustee     Director and President,        55
11 DuPont Circle, N.W.                     since 1993  German Marshall Fund of
Washington, D.C. 20016                                 the United States, an
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans.
                                                       Trustee/Director of funds
                                                       in the Fund Complex.
                                                       Formerly, advisor to the
                                                       Dennis Trading Group
                                                       Inc., a managed futures
                                                       and option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Jack E. Nelson (66)           Trustee      Trustee     President, Nelson              55
423 Country Club Drive                     since 1984  Investment Planning
Winter Park, FL 32789                                  Services, Inc., a
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President, Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of the National
                                                       Association of Securities
                                                       Dealers, Inc. and
                                                       Securities Investors
                                                       Protection Corp. Trustee/
                                                       Director of funds in the
                                                       Fund Complex.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Suzanne H. Woolsey (60)       Trustee      Trustee     Chief Communications           55       Director of Neurogen
2101 Constitution Ave., N.W.               since 1999  Officer of the National                 Corporation, a
Room 285                                               Academy of                              pharmaceutical company,
Washington, D.C. 20418                                 Sciences/National                       since January 1998.
                                                       Research Council, an
                                                       independent, federally
                                                       chartered policy
                                                       institution, since 2001
                                                       and previously Chief
                                                       Operating Officer from
                                                       1993 to 2001.
                                                       Trustee/Director of funds
                                                       in the Fund Complex.
                                                       Director of the Institute
                                                       for Defense Analyses, a
                                                       federally funded research
                                                       and development center,
                                                       Director of the German
                                                       Marshall Fund of the
                                                       United States, Trustee of
                                                       Colorado College and Vice
                                                       Chair of the Board of the
                                                       Council for Excellence in
                                                       Government. Prior to
                                                       1993, Executive Director
                                                       of the Commission on
                                                       Behavioral and Social
                                                       Sciences and Education at
                                                       the National Academy of
                                                       Sciences/National
                                                       Research Council. From
                                                       1980 through 1989,
                                                       Partner of Coopers &
                                                       Lybrand.

INTERESTED TRUSTEES*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (49)       Trustee      Trustee     President and Chief            55
1221 Avenue of the Americas                since 1999  Operating Officer of
New York, NY 10020                                     Morgan Stanley Investment
                                                       Management since December
                                                       1998. President and
                                                       Director since April 1997
                                                       and Chief Executive
                                                       Officer since June 1998
                                                       of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc.
                                                       Chairman, Chief Executive
                                                       Officer and Director of
                                                       Morgan Stanley
                                                       Distributors Inc. since
                                                       June 1998. Chairman since
                                                       June 1998, and Director
                                                       since January 1998 of
                                                       Morgan Stanley Trust.
                                                       Director of various
                                                       Morgan Stanley
                                                       subsidiaries. President
                                                       of the Morgan Stanley
                                                       Funds since May 1999.
                                                       Trustee/Director of funds
                                                       in the Fund Complex.
                                                       Previously Chief
                                                       Strategic Officer of
                                                       Morgan Stanley Investment
                                                       Advisors Inc. and Morgan
                                                       Stanley Services Company
                                                       Inc. and Executive Vice
                                                       President of Morgan
                                                       Stanley Distributors Inc.
                                                       April 1997-June 1998,
                                                       Vice President of the
                                                       Morgan Stanley Funds May
                                                       1997-April 1999, and
                                                       Executive Vice President
                                                       of Dean Witter, Discover
                                                       & Co. prior to May 1997.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Richard F. Powers, III* (56)  Trustee and  Trustee     Chairman, President,           92
1 Parkview Plaza              President    since 1999  Chief Executive Officer,
P.O. Box 5555                                          Director and Managing
Oakbrook Terrace, IL 60181                             Director of Van Kampen
                                                       Investments. Chairman,
                                                       Director and Chief
                                                       Executive Officer of the
                                                       Advisers, the Distributor
                                                       and Van Kampen Advisors
                                                       Inc. since 1998. Managing
                                                       Director of the Advisers,
                                                       the Distributor and Van
                                                       Kampen Advisors Inc.
                                                       since July 2001. Director
                                                       and Officer of certain
                                                       other subsidiaries of Van
                                                       Kampen Investments. Chief
                                                       Sales and Marketing
                                                       Officer of Morgan
                                                       Stanley. Asset
                                                       Management,
                                                       Trustee/Director and
                                                       President or Trustee,
                                                       President and Chairman of
                                                       the Board of funds in the
                                                       Fund Complex. Prior to
                                                       May 1998, Executive Vice
                                                       President and Director of
                                                       Marketing at Morgan
                                                       Stanley and Director of
                                                       Dean Witter, Discover &
                                                       Co. and Dean Witter
                                                       Realty. Prior to 1996,
                                                       Director of Dean Witter
                                                       Reynolds Inc.

Wayne W. Whalen* (63)         Trustee      Trustee     Partner in the law firm        92
333 West Wacker Drive                      since 1984  of Skadden, Arps, Slate,
Chicago, IL 60606                                      Meagher & Flom
                                                       (Illinois), legal counsel
                                                       to funds in the Fund
                                                       Complex.
                                                       Trustee/Director/
                                                       Managing General Partner
                                                       of funds in the Fund
                                                       Complex.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of his firm currently acting as legal counsel to such funds in the Fund Complex. Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Advisers by reason of their positions with Morgan Stanley or its affiliates.

OFFICERS

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Stephen L. Boyd (61)          Vice President           Officer     Managing Director and Chief Investment Officer of Van Kampen
2800 Post Oak Blvd.                                    since 1998  Investments, and Managing Director and President of the
45th Floor                                                         Advisers and Van Kampen Advisors Inc. Executive Vice
Houston, TX 77056                                                  President and Chief Investment Officer of funds in the Fund
                                                                   Complex. Prior to December 2000, Executive Vice President
                                                                   and Chief Investment Officer of Van Kampen Investments, and
                                                                   President and Chief Operating Officer of the Advisers. Prior
                                                                   to April 2000, Executive Vice President and Chief Investment
                                                                   Officer for Equity Investments of the Advisers. Prior to
                                                                   October 1998, Vice President and Senior Portfolio Manager
                                                                   with AIM Capital Management, Inc. Prior to February 1998,
                                                                   Senior Vice President and Portfolio Manager of Van Kampen
                                                                   American Capital Asset Management, Inc., Van Kampen American
                                                                   Capital Investment Advisory Corp. and Van Kampen American
                                                                   Capital Management, Inc.

Joseph J. McAlinden (59)      Chief Investment         Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   Officer                  since 2002  Stanley Investment Advisors Inc., Morgan Stanley Investment
New York, NY 10020                                                 Management Inc. and Morgan Stanley Investments LP and
                                                                   Director of Morgan Stanley Trust for over 5 years.

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

A. Thomas Smith III (45)      Vice President and       Officer     Managing Director and Director of Van Kampen Investments,
1221 Avenue of                Secretary                since 1999  Director of the Advisers, Van Kampen Advisors Inc., the
the Americas                                                       Distributor, Investor Services and certain other
New York, NY 10020                                                 subsidiaries of Van Kampen Investments. Managing Director
                                                                   and General Counsel-Mutual Funds of Morgan Stanley
                                                                   Investment Advisors, Inc. Vice President or Principal Legal
                                                                   Officer and Secretary of funds in the Fund Complex. Prior to
                                                                   July 2001, Managing Director, General Counsel, Secretary and
                                                                   Director of Van Kampen Investments, the Advisers, the
                                                                   Distributor, Investor Services, and certain other
                                                                   subsidiaries of Van Kampen Investments. Prior to December
                                                                   2000, Executive Vice President, General Counsel, Secretary
                                                                   and Director of Van Kampen Investments, the Advisers, Van
                                                                   Kampen Advisors Inc., the Distributor, Investor Services and
                                                                   certain other subsidiaries of Van Kampen Investments. Prior to January 1999, Vice President and Associate General
                                                                   Counsel to New York Life Insurance Company ("New York
                                                                   Life"), and prior to March 1997, Associate General Counsel of New York Life. Prior to December 1993, Assistant General
                                                                   Counsel of The Dreyfus Corporation. Prior to August 1991,
                                                                   Senior Associate, Willkie Farr & Gallagher. Prior to January
                                                                   1989, Staff Attorney at the Securities and Exchange
                                                                   Commission, Division of Investment Management, Office of
                                                                   Chief Counsel.

John R. Reynoldson (49)       Vice President           Officer     Executive Director of the Advisers and Van Kampen Advisors
1 Parkview Plaza                                       since 2000  Inc. Vice President of funds in the Fund Complex. Prior to
Oakbrook Terrace, IL 60181                                         July 2001, Principal and Co-head of the Fixed Income
                                                                   Department of the Advisers and Van Kampen Advisors Inc.
                                                                   Prior to December 2000, Senior Vice President of the
                                                                   Advisers and Van Kampen Advisors Inc. Prior to May 2000, he
                                                                   managed the investment grade taxable group for the Advisers since July 1999. From July 1988 to June 1999, he managed the government securities bond group for Asset Management. Mr.
                                                                   Reynoldson has been with Asset Management since April 1987.

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

John L. Sullivan (47)         Vice President, Chief    Officer     Executive Director of Van Kampen Investments, the Advisers
1 Parkview Plaza              Financial Officer and    since 1996  and Van Kampen Advisors Inc. Vice President, Chief Financial
Oakbrook Terrace, IL 60181    Treasurer                            Officer and Treasurer of funds in the Fund Complex. Head of
                                                                   Fund Accounting for Morgan Stanley Investment Management.

John H. Zimmermann, III (44)  Vice President           Officer     Managing Director and Director of Van Kampen Investments,
Harborside Financial Center                            since 2000  and Managing Director, President and Director of the
Plaza 2 - 7th Floor                                                Distributor. Vice President of funds in the Fund Complex.
Jersey City, NJ 07311                                              Prior to December 2000, President of Van Kampen Insurance
                                                                   Agency of Illinois Inc., and Senior Vice President and
                                                                   Director of Van Kampen Investments. From November 1992 to
                                                                   December 1997, Mr. Zimmermann was Senior Vice President of
                                                                   the Distributor.

Van Kampen
Privacy Notice

The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you make with us, our affiliates, or third parties. We may also collect information you provide when using our web site, and text files (a.k.a. "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen Trust Company, Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling (800) 847-2424.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

                         [VAN KAMPEN INVESTMENTS LOGO]
Copyright (C)2002 Van Kampen Funds Inc. All rights reserved.
32, 332, 532                                                   Member NASD/SIPC.
TFIN ANR 11/02                                                  8267K02-AP-11/02

                            Table of Contents

                                     OVERVIEW
                       LETTER TO SHAREHOLDERS       1
                            ECONOMIC SNAPSHOT       2

                          PERFORMANCE SUMMARY
          PERFORMANCE OF A $10,000 INVESTMENT       4
                            RETURN HIGHLIGHTS       5

                        PORTFOLIO AT A GLANCE
                               CREDIT QUALITY       7
                TWELVE-MONTH DIVIDEND HISTORY       7
                              TOP FIVE STATES       8
                             TOP FIVE SECTORS       8
             Q&A WITH YOUR PORTFOLIO MANAGERS       9
                            GLOSSARY OF TERMS      13

                               BY THE NUMBERS
                      YOUR FUND'S INVESTMENTS      14
                         FINANCIAL STATEMENTS      37
                NOTES TO FINANCIAL STATEMENTS      43
               REPORT OF INDEPENDENT AUDITORS      51



    BOARD OF TRUSTEES AND IMPORTANT ADDRESSES      52
              TRUSTEE AND OFFICER INFORMATION      53

Look to Van Kampen as a time-tested partner.

This report must be preceded or accompanied by a prospectus for the fund being offered.
              NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

 OVERVIEW

LETTER TO SHAREHOLDERS
October 18, 2002

Dear Shareholder,

Market changes are inevitable and impossible to predict. This is why investors may be best served by having a long-term portfolio, allocated among several types of assets. Through asset allocation, you may mitigate the effects of short-term fluctuations in individual investments.

Your financial advisor can help you stay the course with your long-term plan. Together, you can periodically revisit your asset allocation, and confirm that it is still suited to your individual needs. Or, if your objectives have changed, your financial advisor can help you modify your portfolio.

Whether you're building or simply fine-tuning your portfolio, we encourage you to look to Van Kampen as a time-tested partner. Consistent with our belief in the importance of asset allocation, we offer a wide range of investment products, each managed with discipline and integrity.

                  We appreciate the opportunity to help you and your loved ones enjoy life's true wealth--family, friends and life's daily happiness.

Sincerely,

[SIG]
Richard F. Powers, III
President and CEO
Van Kampen Investment Advisory Corp.

ECONOMIC SNAPSHOT

THE ECONOMY
UNEVEN GROWTH CHARACTERIZED THE ECONOMIC ENVIRONMENT DURING 2002'S SECOND AND THIRD QUARTERS. VARIOUS ECONOMIC INDICATORS ALTERNATED BETWEEN RESULTS THAT WERE, AT TIMES, STRONGER-THAN-ANTICIPATED AND THEN WEAKER-THAN-ANTICIPATED. BY THE END OF SEPTEMBER, THE FORWARD MOMENTUM THAT WAS EVIDENT IN JULY AND AUGUST APPEARED TO HAVE SLOWED NOTICEABLY.

YET, DESPITE THE UPS AND DOWNS, ECONOMIC ACTIVITY DID NOT RETREAT TO THE LOW LEVELS WITNESSED THROUGHOUT THE SECOND QUARTER OF 2002. FOR EXAMPLE, WHILE TOTAL EMPLOYMENT FELL SLIGHTLY IN SEPTEMBER, THE UNEMPLOYMENT RATE REMAINED BELOW THE SECOND QUARTER AVERAGE. DESPITE DIPPING BELOW THEIR AUGUST LEVELS, RETAIL SALES IN SEPTEMBER WERE THE THIRD-HIGHEST IN 2002.

CONSISTENT WITH ITS STATED BELIEF THAT AN ECONOMIC RECOVERY WAS UNDERWAY, THE FEDERAL RESERVE BOARD (THE FED) LEFT ITS INTEREST RATE TARGET FOR FEDERAL FUNDS AT 1.75 PERCENT. HOWEVER, DURING ITS REGULARLY SCHEDULED AUGUST 12 MEETING, THE FED SHIFTED ITS BIAS FROM ECONOMIC NEUTRALITY TO CONCERN OVER POTENTIAL ECONOMIC WEAKNESS.

U.S. GROSS DOMESTIC PRODUCT

SEASONALLY ADJUSTED ANNUALIZED RATES

(September 30, 2000--September 30, 2002)

[BAR GRAPH]

                                                                      U.S. GROSS DOMESTIC PRODUCT
                                                                      ---------------------------
Sep 00                                                                            0.60
Dec 00                                                                            1.10
Mar 01                                                                           -0.60
Jun 01                                                                           -1.60
Sep 01                                                                           -0.30
Dec 01                                                                            2.70
Mar 02                                                                            5.00
Jun 02                                                                            1.30
Sep 02                                                                            3.10

Source: Bureau of Economic Analysis

INTEREST RATES AND INFLATION

(September 30, 2000--September 30, 2002)

[LINE GRAPH]

                                                                       INTEREST RATES                       INFLATION
                                                                       --------------                       ---------
Sep 00                                                                      6.50                               3.50
                                                                            6.50                               3.40
                                                                            6.50                               3.40
Dec 00                                                                      6.50                               3.40
                                                                            5.50                               3.70
                                                                            5.50                               3.50
Mar 01                                                                      5.00                               2.90
                                                                            4.50                               3.30
                                                                            4.00                               3.60
Jun 01                                                                      3.75                               3.20
                                                                            3.75                               2.70
                                                                            3.50                               2.70
Sep 01                                                                      3.00                               2.60
                                                                            2.50                               2.10
                                                                            2.00                               1.90
Dec 01                                                                      1.75                               1.60
                                                                            1.75                               1.10
                                                                            1.75                               1.10
Mar 02                                                                      1.75                               1.50
                                                                            1.75                               1.60
                                                                            1.75                               1.20
Jun 02                                                                      1.75                               1.10
                                                                            1.75                               1.50
                                                                            1.75                               1.80
Sep 02                                                                      1.75                               1.50

Interest rates are represented by the closing midline federal funds target rate on the last day of each month. Inflation is indicated by the annual percentage change of the Consumer Price Index for all urban consumers at the end of each month.

Source: Bloomberg

       PERFORMANCE SUMMARY

PERFORMANCE OF A $10,000 INVESTMENT

(September 30, 1992--September 30, 2002)

 [INVESTMENT PERFORMANCE GRAPH]

                                                                                                  LEHMAN BROTHERS MUNICIPAL BOND
                                                                                                  INDEX IS AN UNMANAGED, BROAD-
                                                                                                  BASED STATISTICAL COMPOSITE OF
                                                              STRATEGIC MUNICIPAL INCOME FUND           MUNICIPAL BONDS.*
                                                              -------------------------------     ------------------------------
9/92                                                                       9524.00                           10000.00
                                                                           9522.00                           10182.00
                                                                           9770.00                           10560.00
                                                                          10131.00                           10906.00
9/93                                                                      10658.00                           11274.00
                                                                          11029.00                           11433.00
                                                                          10412.00                           10805.00
                                                                          10487.00                           10927.00
9/94                                                                      10629.00                           10999.00
                                                                          10486.00                           10846.00
                                                                          11124.00                           11608.00
                                                                          11302.00                           11888.00
9/95                                                                      11601.00                           12229.00
                                                                          12113.00                           12734.00
                                                                          11876.00                           12581.00
                                                                          11984.00                           12677.00
9/96                                                                      12220.00                           12968.00
                                                                          12501.00                           13298.00
                                                                          12560.00                           13266.00
                                                                          12902.00                           13723.00
9/97                                                                      13324.00                           14137.00
                                                                          13633.00                           14521.00
                                                                          13831.00                           14688.00
                                                                          14025.00                           14910.00
9/98                                                                      14450.00                           15369.00
                                                                          14448.00                           15461.00
                                                                          14527.00                           15598.00
                                                                          14319.00                           15330.00
9/99                                                                      14088.00                           15263.00
                                                                          13856.00                           15143.00
                                                                          14009.00                           15586.00
                                                                          14038.00                           15822.00
9/00                                                                      14267.00                           16205.00
                                                                          14328.00                           16914.00
                                                                          14641.00                           17290.00
                                                                          14748.00                           17404.00
9/01                                                                      15046.00                           17892.00
                                                                          14958.00                           17773.00
                                                                          15069.00                           17941.00
                                                                          15475.00                           18597.00
9/02                                                                      15840.00                           19481.00

This chart compares your fund's performance to that of the Lehman Brothers Municipal Bond Index over time.

This index is an unmanaged broad-based, statistical composite and its performance does not include any sales charges or fees that would be paid by an investor purchasing the securities it represents. Such costs would lower performance. The historical performance of the index is shown for illustrative purposes only; it is not meant to forecast, imply, or guarantee the future performance of any investment vehicle. It is not possible to invest directly in an index.

The above chart reflects the performance of Class A shares of the fund. The performance of Class A shares will differ from that of other share classes of the fund because of the difference in sales charges and/or expenses paid by shareholders investing in the different share classes. The fund's performance assumes reinvestment of all distributions, and includes payment of the maximum sales charge (4.75% for Class A shares) and combined Rule 12b-1 fees and service fees of up to 0.25 percent. The performance above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Results are hypothetical.

While past performance is no guarantee of future results, the above information provides a broader vantage point from which to evaluate the discussion of the fund's performance found in the following pages.

Source:
 * Lehman Brothers

RETURN HIGHLIGHTS

(as of September 30, 2002)

                                        A SHARES   B SHARES   C SHARES
----------------------------------------------------------------------
One-year total return based on NAV(1)      5.28%      4.49%      4.49%
----------------------------------------------------------------------
One-year total return(2)                   0.28%      0.50%      3.49%
----------------------------------------------------------------------
Five-year average annual total
return(2)                                  2.52%      2.49%      2.73%
----------------------------------------------------------------------
Ten-year average annual total
return(2)                                  4.71%        N/A        N/A
----------------------------------------------------------------------
Life-of-Fund average annual total
return(2)                                  6.41%      4.54%(3)    3.99%
----------------------------------------------------------------------
Commencement date                       06/28/85   04/30/93   08/13/93
----------------------------------------------------------------------

Distribution rate(4)                       5.10%      4.61%      4.61%
----------------------------------------------------------------------
Taxable-equivalent distribution
rate(5)                                    8.31%      7.51%      7.51%
----------------------------------------------------------------------
SEC Yield(6)                               5.63%      5.15%      5.15%
----------------------------------------------------------------------

    N/A = Not Applicable

(1) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge (4.75% for Class A Shares) or contingent deferred sales charge (CDSC) for Class B and Class C Shares. On purchases of Class A Shares of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. Returns for Class B Shares are calculated without the effect of the maximum 4% CDSC, charged on certain redemptions made within one year of purchase and declining to 0% after the sixth year. Returns for Class C Shares are calculated without the effect of the maximum 1% CDSC, charged on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% for Class A Shares and 1% for Class B and Class C Shares and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2) Assumes reinvestment of all distributions for the period and includes payment of the maximum sales charge (4.75% for Class A Shares) or CDSC for Class B and Class C Shares and combined Rule 12b-1 fees and service fees. On purchases of Class A Shares of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. Returns for Class B Shares are calculated with the effect of the maximum 4% CDSC, charged on certain redemptions made within one year of purchase and declining to 0% after the sixth year. Returns for Class C Shares are calculated with the effect of the maximum 1% CDSC, charged on certain redemptions made within one year of purchase. The combined Rule 12b-1 fees and service fees for Class A Shares is up to .25% and for Class B and Class C Shares is 1%. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(3) Reflects the conversion of Class B Shares into Class A Shares seven years after the end of the calendar month in which the shares were purchased. See Footnote 3 in the Notes to Financial Statements for additional information.

(4) Distribution rate represents the monthly annualized distributions of the Fund at the end of the period and not the earnings of the Fund.

(5) Taxable-equivalent calculations reflect a federal income tax rate of 38.6%.

(6) SEC Yield is a standardized calculation prescribed by the Securities and Exchange Commission for determining the amount of net income a portfolio should theoretically generate for the 30-day period ended September 30, 2002.

    A portion of the interest income may be subject to the federal alternative minimum tax (AMT).

    See the Comparative Performance section of the current Prospectus. An investment in the Fund is subject to investment risks, and you could lose money on your investment in the Fund. Please review the Risk/Return Summary of the Prospectus for further details on investment risks. Past performance is no guarantee of future results. Investment return and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor.

    Market forecasts provided in this report may not necessarily come to pass.

                                                 PORTFOLIO AT A GLANCE

CREDIT QUALITY

(as a percentage of long-term investments)

As of September 30, 2002
- AAA/Aaa............  13.3%   [PIE CHART]
- AA/Aa..............   2.5%
- A/A................   7.1%
- BBB/Baa............   5.2%
- BB/Ba..............   4.0%
- B/B................   1.4%
- Non-Rated..........  66.5%
As of September 30, 2001
- AAA/Aaa............  15.8%   [PIE CHART]
- AA/Aa..............   2.8%
- A/A................   7.8%
- BBB/Baa............   4.7%
- BB/Ba..............   2.6%
- B/B................   1.2%
- Non-Rated..........  65.1%

Based upon the credit quality ratings as issued by Standard & Poor's Credit Market Services/Moody's Investor Services, respectively. Subject to change daily.

TWELVE-MONTH DIVIDEND HISTORY

(for the year ended September 30, 2002)
[BAR GRAPH]

10/01                                                                            0.062
11/01                                                                            0.062
12/01                                                                            0.059
1/02                                                                             0.059
2/02                                                                             0.059
3/02                                                                             0.059
4/02                                                                             0.059
5/02                                                                             0.059
6/02                                                                             0.059
7/02                                                                             0.059
8/02                                                                             0.059
9/02                                                                             0.059

The dividend history represents dividends that were paid on the fund's Class A shares and is no guarantee of the fund's future dividends.

TOP FIVE STATES

(as a percentage of long-term investments--September 30, 2002)

Texas                                                       11.3%
---------------------------------------------------------------------
Illinois                                                     9.7%
---------------------------------------------------------------------
Florida                                                      9.3%
---------------------------------------------------------------------
Pennsylvania                                                 8.3%
---------------------------------------------------------------------
New York                                                     5.7%
---------------------------------------------------------------------

Subject to change daily.

TOP FIVE SECTORS

(as a percentage of long-term investments)
[BAR GRAPH]

                                                                     SEPTEMBER 30, 2002                 SEPTEMBER 30, 2001
                                                                     ------------------                 ------------------
Continuing Care                                                             15.6                                0.0
Industrial Revenue                                                          14.7                               12.9
Health Care                                                                 13.2                               10.9
Tax District                                                                11.7                                8.8
Multi-Family Housing                                                         7.6                               11.6

Subject to change daily. All information is provided for informational purposes only and should not be deemed as a recommendation to buy securities in the sectors shown above. Securities are classified by sectors that represent broad groupings of related industries.

Q&A WITH YOUR PORTFOLIO MANAGERS

WE RECENTLY SPOKE WITH THE PORTFOLIO MANAGEMENT TEAM FOR THE VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND ABOUT THE KEY EVENTS AND ECONOMIC FORCES THAT SHAPED THE MARKETS AND INFLUENCED THE FUND'S RETURN DURING THE 12-MONTH PERIOD ENDED SEPTEMBER 30, 2002. THE FUND IS MANAGED BY THE ADVISER'S MUNICIPAL TEAM. CURRENT MEMBERS(1) OF THE TEAM INCLUDE DENNIS S. PIETRZAK, EXECUTIVE DIRECTOR; WAYNE GODLIN, EXECUTIVE DIRECTOR; AND JAMES D. PHILLIPS, VICE PRESIDENT. THE FOLLOWING DISCUSSION REFLECTS THEIR VIEWS ON THE FUND'S PERFORMANCE.

(1) Team members may change without notice at any time.

Q   WHAT WAS THE MARKET
    ENVIRONMENT OF THE PAST 12 MONTHS?

A   The economic backdrop of the
past 12 months set the tone for historic levels of activity in the municipal bond market. The first six months of the fiscal year saw investors wavering between expectations of economic recovery on the one hand and continued economic malaise on the other. The Federal Reserve Bank continued to stimulate the flagging economy by lowering the federal funds target interest rate three times over the first three months of the period. With that rate at historic lows, the economy appeared to be moving gradually toward recovery.

    Market sentiment turned decidedly negative in the second half of the period. The economic indicators that had been giving mixed to positive signals moved into negative territory in April, and from then to the end of the period the bulk of the economic news came in weaker than expected. This, in combination with corporate mismanagement and geopolitical concerns, led to a marked deterioration in investor sentiment and helped push municipal bond yields to levels not seen since the mid 1960s.

    One of the most significant effects of the drop in yields has been a surge in issuance. Municipalities moved aggressively to lock in lower financing rates by issuing new debt as well as refinancing existing obligations that had been originated during periods of higher interest rates. This wave of new issuance is on track to lift calendar year 2002 above the record of $292 billion in new issuance set in 1993.

    Faltering investor sentiment also prolonged the bear market in equities. While this has been a painful time for equity investors, it appears to have been a boon for municipal bond mutual funds. Investors seeking to put their cash to work have been drawn by the relatively strong performance of municipal bonds and have poured near-record amounts of money into municipal bond funds. This is not to say that the bond market was entirely immune to the bad news driving the stock market down. Much of that news centered on corporate-governance scandals and the faltering economy. These factors served to undermine the corporate-backed segments of the municipal market and led to general underperformance by lower-rated bonds relative to AAA-rated paper.

    Looking out along the yield curve, the past 12 months also saw two divergent periods of performance for intermediate and long-dated municipal bonds. During the first six months of the period, expectations of an economic recovery brought the inevitable fears of rising interest rates. As a result, the short to intermediate portion of the curve turned in the best performance for that period. The long end of the curve rallied sharply in the second half, however, when hopes for a quick recovery proved futile. Even with this rally, however, intermediate bonds still outperformed longer-term issues for the 12-month period.

Q   HOW DID THE FUND PERFORM IN
    THIS ENVIRONMENT?

A   The fund continued to provide
shareholders with what we believe to be an attractive level of income, as its monthly dividend of $0.059 per Class A share translates to a distribution rate of 5.10 percent based on the fund's maximum offering price as of September 30, 2002. For the 12-month period ended September 30, 2002, the fund generated a total return of 5.28 percent.

    Performance information for the fund reflects Class A shares at net asset value including combined Rule 12b-1 fees and service fees of up to 0.25 percent and excluding a maximum sales charge of 4.75 percent; if the maximum sales charge were included, the return would be lower. The return above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Of course, past performance is no guarantee of future results. Performance of other share classes will vary. Investment return and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor.

    By comparison, the Lehman Brothers Municipal Bond Index posted a total return of 8.93 percent. This index is a broad-based, unmanaged statistical composite of municipal bonds. This index return does not include any sales charges or fees that would be paid by an investor purchasing the securities it represents. Such costs would lower performance. It is not possible to invest directly in an index. For additional performance results, please refer to the chart and footnotes on page 5.

Q   WHAT WERE THE KEY DRIVERS OF
    THE FUND'S PERFORMANCE?

A   During the generally declining
interest-rate environment of the last 12 months, the fund lagged its benchmark index primarily because of its higher percentage of assets of nonrated bonds relative to the index. These issues tend to be far less interest-rate sensitive than the bonds comprising the majority of the index's assets.

Q   WHAT STRATEGIES DID YOU PURSUE
    IN MANAGING THE FUND?

A   In broad portfolio terms, our key
strategy was to attempt to limit the fund's risk from concentrated exposures. While the fund entered the period diversified, we took advantage of favorable trading opportunities to selectively reduce some overweighted positions in order to reduce the possibility of excessive losses from any one position.

    While we held the fund's allocations to high-yield and investment-grade bonds fairly steady, we did make some adjustments to the portfolio in each category. Within the high-yield segment, our analysis showed that health-care bonds offered great value relative to their fundamentals. At the same time, we were able to realize solid gains in selected general obligation (GO) and housing issues in order to fund the purchase of the health-care bonds.

    Our strategy within the high-grade segment of the portfolio remained consistent with our long-term approach. We continued to trade actively between highly liquid bonds of various sectors and states as they offered more or less attractive values. Our quantitative analysis of the yield curve indicated that the most attractive place to invest was the intermediate portion of the curve. As a result, we bought several bonds with relatively high yields that offered the moderate interest-rate sensitivity of intermediate-term bonds.

Q   WHAT IS YOUR OUTLOOK FOR THE
    MUNICIPAL MARKET?

A   Our outlook remains what it has
been for most of the past year. Economic activity is likely to pick up at some point, though it is difficult to say when. That said, with long-bond yields at 30-year lows, the likelihood of an impending turn in the cycle may be higher than previously thought. As a result, we will continue to watch the economy closely for any signs of recovery that might induce the Fed to raise interest rates. We also expect equity market sentiment to continue to be a key driver of cash flows into our market. Municipal bond funds are likely to continue to enjoy strong inflows as long as stocks remain weak.

                           ANNUAL HOUSEHOLDING NOTICE

To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

GLOSSARY OF TERMS

A HELPFUL GUIDE TO SOME OF THE COMMON TERMS YOU'RE LIKELY TO SEE IN THIS REPORT AND OTHER FINANCIAL PUBLICATIONS.

BOND: A debt security issued by a government or corporation that pays the bondholder a stated rate of interest and repays the principal at the maturity date.

CREDIT RATING: An evaluation of a bond issuer's credit history and capability of repaying debt obligations. Standard & Poor's Ratings Group and Moody's Investors Service are two companies that assign credit ratings. Standard & Poor's ratings range from a high of AAA to a low of D, while Moody's ratings range from a high of Aaa to a low of C.

DURATION: A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-rate environments, while funds with longer durations perform better when rates decline.

FEDERAL RESERVE BOARD (THE FED): The governing body of the Federal Reserve System, the central bank of the United States. Its policy-making unit, the Federal Open Market Committee, meets at least eight times a year to establish monetary policy and monitor the economic pulse of the United States.

GENERAL OBLIGATION BONDS: Bonds backed by the full faith and credit (taxing authority) of the issuer for timely payment of interest and principal. Such bonds are issued to finance essential government projects, such as highways and schools.

YIELD CURVE: The pattern that results from viewing the yields of U.S. Treasury securities maturing in 1, 5, 10 and 30 years. When grouped together and graphed, a pattern of increasing yield is often reflected as the time to maturity extends. This pattern creates an upward sloping curve. A "flat" yield curve represents little difference between short- and long-term interest rates, while a "negative" yield curve represents decreasing yields as the time to maturity extends.

                        BY THE NUMBERS

YOUR FUND'S INVESTMENTS

September 30, 2002
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                 COUPON   MATURITY      VALUE
          MUNICIPAL BONDS  97.3%
          ALABAMA  1.4%
$1,000    Alabama Drinking Wtr Fin Auth Revolving Fd
          Ln Ser C (AMBAC Insd)...................... 5.750%   08/15/18   $  1,139,090
 2,000    Alabama Drinking Wtr Fin Auth Revolving Fd
          Ln Ser C (AMBAC Insd)...................... 5.375    08/15/23      2,128,780
 2,000    Alabama Wtr Pollutn Ctl Auth (AMBAC
          Insd)...................................... 5.750    08/15/18      2,278,180
 2,500    Huntsville/Carlton Cove, AL Carlton Cove
          Inc Proj Ser A............................. 7.000    11/15/17      2,460,850
   238    Mobile, AL Indl Dev Brd Solid Waste Disp
          Rev Mobile Energy Svcs Co Proj Rfdg (a)
          (b)........................................ 6.950    01/01/20          2,428
 1,395    Valley, AL Spl Care Fac Fin Auth Rev Lanier
          Mem Hosp Ser A............................. 5.600    11/01/16      1,293,556
 2,050    Valley, AL Spl Care Fac Fin Auth Rev Lanier
          Mem Hosp Ser A............................. 5.650    11/01/22      1,813,061
                                                                          ------------
                                                                            11,115,945
                                                                          ------------
          ALASKA  0.8%
 1,740    Alaska Indl Dev & Expt Auth Williams Lynxs
          AK Cargoport (c)........................... 7.800    05/01/14      1,841,007
 4,000    Juneau, AK City & Borough Rev Saint Anns
          Care Ctr Proj.............................. 6.875    12/01/25      4,068,760
                                                                          ------------
                                                                             5,909,767
                                                                          ------------
          ARIZONA  2.7%
 2,000    Arizona Hlth Fac Auth Hosp John C Lincoln
          Hlth Network (d)........................... 6.375    12/01/37      2,089,200
 1,000    Maricopa Cnty, AZ Indl Dev Auth AZ Charter
          Sch Proj 1 Ser A........................... 6.625    07/01/20      1,017,100
 1,000    Maricopa Cnty, AZ Indl Dev Auth Horizon
          Cmnty Learning Ctr Proj 1 Ser A............ 7.125    06/01/10      1,051,620
 4,000    Maricopa Cnty, AZ Indl Dev Auth
          Multi-Family Hsg Rev Natl Hlth Fac II Proj
          Ser B (c).................................. 6.625    07/01/33      3,730,200
 2,605    Maricopa Cnty, AZ Indl Dev Auth Sr Living
          Fac Rev Christian Care Mesa Inc Proj Ser
          A.......................................... 7.750    04/01/15      2,784,146
 2,700    Maricopa Cnty, AZ Uni Sch Dist No 41
          Gilbert Cap Apprec Rfdg (FGIC Insd)........   *      01/01/08      2,309,067

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                 COUPON   MATURITY      VALUE
          ARIZONA (CONTINUED)
$1,355    Pima Cnty, AZ Indl Dev Auth Dev Radisson
          City Ctr Proj Rfdg (c)..................... 7.000%   12/02/12   $  1,376,978
 2,160    Pima Cnty, AZ Indl Dev Auth Multi-Family
          Rev (c).................................... 6.625    10/01/28      2,071,073
   520    Pima Cnty, AZ Indl Dev Auth Ser A.......... 7.250    11/15/18        517,010
   500    Pima Cnty, AZ Indl Dev Auth Ser A.......... 8.250    11/15/22        519,935
 1,540    Red Hawk Canyon Cmnty Fac Dist No 2 AZ Dist
          Assmt Rev.................................. 6.500    12/01/12      1,630,891
 2,150    Tucson, AZ Multi-Family Rev Hsg Catalina
          Asstd Living Ser A......................... 6.500    07/01/31      1,948,803
                                                                          ------------
                                                                            21,046,023
                                                                          ------------
          ARKANSAS  0.3%
 2,000    Arkansas St Dev Fin Auth Hosp Rev WA Regl
          Med Ctr.................................... 7.250    02/01/20      2,252,160
                                                                          ------------

          CALIFORNIA  3.0%
 1,000    California Statewide Cmnty Dev Auth Elder
          Care Alliance Ser A........................ 8.250    11/15/32      1,019,800
 1,000    California Statewide Cmnty Dev Auth
          Multi-Family Rev Hsg Heritage Pointe Sr Apt
          Ser QQ..................................... 7.500    10/01/26      1,013,400
 1,000    California Statewide Cmnty Dev Auth San
          Francisco Art Institute (c)................ 7.375    04/01/32      1,022,550
 5,000    Contra Costa, CA Home Mtg Fin Auth Home Mtg
          Rev (Escrowed to Maturity) (MBIA Insd).....   *      09/01/17      2,462,150
 2,500    Corona, CA Ctf Part Vista Hosp Sys Inc Ser
          C (a)...................................... 8.375    07/01/11        925,000
 2,300    Foothill/Eastern Tran Corridor Agy CA Toll
          Rd Rev (MBIA Insd).........................   *      01/15/18      1,080,195
 2,705    Healdsburg, CA Ctf Part Nuestro Hosp Inc
          (a) (c).................................... 6.375    11/01/28      1,383,364
   935    Indio, CA Pub Fin Auth Rev Tax Increment... 6.500    08/15/27        987,182
 1,930    Lake Elsinore, CA Pub Fin Auth Loc Agy Rev
          Ser F...................................... 7.100    09/01/20      2,086,523
 1,750    Los Angeles, CA Regl Arpt Impt Corp Lease
          Rev Fac Sublease LA Intl Ser A-1 Rfdg...... 7.125    12/01/24      1,308,055
 3,075    Los Angeles, CA Regl Arpt Impt Corp Lease
          Rev Ser C.................................. 7.500    12/01/24      2,400,683
 1,500    Millbrae, CA Residential Fac Rev Magnolia
          of Millbrae Proj Ser A..................... 7.375    09/01/27      1,562,625

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                 COUPON   MATURITY      VALUE
          CALIFORNIA (CONTINUED)
$1,000    Perris, CA Cmnty Fac Dist Spl Tax No 01-2
          Ser A...................................... 6.375%   09/01/32   $  1,024,520
 1,000    San Jose, CA Multi-Family Hsg Rev Helzer
          Courts Apt Ser A........................... 6.400    12/01/41      1,000,780
 1,000    San Luis Obispo, CA Ctf Part Vista Hosp Sys
          Inc (a).................................... 8.375    07/01/29        370,000
 1,335    Simi Vly, CA Cmnty Dev Agy Coml Sycamore
          Plaza II Rfdg (c).......................... 6.000    09/01/12      1,438,302
 1,965    Vallejo, CA Ctf Part Touro Univ............ 7.250    06/01/16      1,981,663
                                                                          ------------
                                                                            23,066,792
                                                                          ------------
          COLORADO  2.5%
 1,000    Bromley Pk Met Dist CO No 2 Ser B.......... 8.050    12/01/32      1,022,240
 1,000    Colorado Ed & Cultural Fac Charter Sch
          Frontier Academy........................... 7.250    06/01/20      1,008,480
 2,000    Colorado Hlth Fac Auth Rev Baptist Home
          Assn Ser A................................. 6.375    08/15/24      1,607,920
 1,060    Colorado Hlth Fac Auth Rev Christian Living
          Campus Proj................................ 7.050    01/01/19      1,070,483
 6,200    Colorado Hlth Fac Auth Rev Christian Living
          Campus Proj (Prerefunded @ 01/01/05)....... 9.000    01/01/25      7,231,060
 2,500    Elk Vly, CO Pub Impt Fee Ser A............. 7.300    09/01/22      2,502,575
   755    Lafayette, CO Indl Dev Rev Rocky Mtn Instr
          Proj Ser A................................. 6.750    10/01/14        687,480
 2,015    Lafayette, CO Indl Dev Rev Rocky Mtn Instr
          Proj Ser A................................. 7.000    10/01/18      1,733,323
 4,059    Skyland Metro Dist CO Gunnison Cnty Rfdg
          (Variable Rate Coupon)..................... 8.250    12/01/08      2,394,869
                                                                          ------------
                                                                            19,258,430
                                                                          ------------
          CONNECTICUT  0.9%
 1,500    Connecticut St Dev Auth Indl Afco Cargo Bdl
          LLC Proj................................... 8.000    04/01/30      1,559,460
 2,980    Mashantucket Western Pequot Tribe CT Spl
          Rev Ser A (Prerefunded @ 09/01/07) (c)..... 6.400    09/01/11      3,559,193
 2,000    Mohegan Tribe Indians CT Pub Impt Priority
          Dist (c)................................... 6.250    01/01/31      2,107,440
                                                                          ------------
                                                                             7,226,093
                                                                          ------------
          DELAWARE  0.1%
 1,140    Wilmington, DE Multi-Family Rent Rev Hsg
          Electra Arms Sr Assoc Proj................. 6.250    06/01/28      1,055,150
                                                                          ------------

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                 COUPON   MATURITY      VALUE
          DISTRICT OF COLUMBIA  0.1%
$1,000    District of Columbia Rev Methodist Home
          Issue...................................... 6.000%   01/01/29   $    872,950
    85    District of Columbia Ser A-1 (Escrowed to
          Maturity) (MBIA Insd)...................... 6.500    06/01/10        104,490
                                                                          ------------
                                                                               977,440
                                                                          ------------
          FLORIDA  9.1%
 3,875    Escambia Cnty, FL Rev ICF/MR Pensacola Care
          Dev Ctr.................................... 10.250   07/01/11      3,896,157
 1,640    Escambia Cnty, FL Rev ICF/MR Pensacola Care
          Dev Ctr Ser A.............................. 10.250   07/01/11      1,648,954
 2,115    Fishhawk Cmnty Dev Dist of FL Spl Assmt
          Rev........................................ 6.650    05/01/07      2,151,907
 1,480    Fishhawk Cmnty Dev Dist of FL Spl Assmt
          Rev........................................ 7.625    05/01/18      1,589,076
 3,750    Florida Hsg Fin Corp Rev Hsg Beacon Hill
          Apt Ser C.................................. 6.610    07/01/38      3,596,250
 5,440    Florida Hsg Fin Corp Rev Hsg Cypress Trace
          Apt Ser G.................................. 6.600    07/01/38      5,262,982
 1,000    Florida Hsg Fin Corp Rev Hsg Westbrook Apt
          Ser U-1.................................... 6.450    01/01/39        963,200
 4,925    Florida Hsg Fin Corp Rev Hsg Westchase Apt
          Ser B...................................... 6.610    07/01/38      4,799,609
 1,203    Heritage Harbor Cmnty Dev Dist FL Rev
          Recntl..................................... 7.750    05/01/19      1,220,492
   900    Heritage Harbor Cmnty Dev Dist FL Rev Spl
          Assmt Ser A................................ 6.700    05/01/19        919,422
 2,000    Highlands Cnty, FL Hlth Fac Hosp
          Adventist/Sunbelt Ser A.................... 6.000    11/15/31      2,132,720
 1,500    Hillsborough Cnty, FL Hsg Fin Hsg Clipper
          Cove Apt Proj Ser A........................ 7.375    07/01/40      1,527,915
   880    Lake Saint Charles, FL Cmnty Dev Dist Spl
          Assmt Rev.................................. 7.875    05/01/17        933,038
 3,605    Leon Cnty, FL Ed Fac Auth Rev Southgate
          Residence Hall Ser A Rfdg.................. 6.750    09/01/28      3,322,620
 1,415    Marshall Creek Cmnty Dev FL Spl Assmt Ser
          B.......................................... 6.750    05/01/07      1,451,493
 1,500    Miromar Lakes Cmnty Dev Dist Ser B......... 7.250    05/01/12      1,533,615
   970    Northern Palm Beach Cnty Dist FL Wtr Ctl &
          Impt Unit Dev 16 Rfdg...................... 7.500    08/01/24      1,028,617
 2,050    Orange Cnty, FL Hlth Fac Auth Rev First Mtg
          Orlando Lutheran Twr Rfdg.................. 8.625    07/01/20      2,208,813

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                 COUPON   MATURITY      VALUE
          FLORIDA (CONTINUED)
$2,250    Orange Cnty, FL Hlth Fac Auth Rev First Mtg
          Orlando Lutheran Twr Rfdg.................. 8.750%   07/01/26   $  2,423,362
 1,560    Orange Cnty, FL Hlth Fac Auth Rev Hosp
          Adventist Hlth Sys......................... 5.875    11/15/11      1,755,780
 1,000    Orange Cnty, FL Hlth Fac Auth Rev Hosp
          Adventist Hlth Sys......................... 6.375    11/15/20      1,095,970
 2,000    Orange Cnty, FL Hlth Fac Auth Rev
          Westminster Cmnty Care..................... 6.600    04/01/24      1,500,000
 2,395    Pinellas Cnty, FL Ed Fac Auth Rev College
          Harbor Proj Ser A.......................... 8.250    12/01/21      2,483,543
 1,685    Pinellas Cnty, FL Ed Fac Auth Rev College
          Harbor Proj Ser A.......................... 8.500    12/01/28      1,759,915
 1,000    Saddlebrook, FL Cmnty Ser A................ 6.900    05/01/33      1,014,960
 6,000    Sarasota Cnty, FL Hlth Fac Auth Hlth Fac
          Sunnyside Pptys............................ 6.700    07/01/25      4,629,120
   775    Stoneybrook West Cmnty Dev Dist FL Spl
          Assmt Rev Ser B............................ 6.450    05/01/10        791,461
19,341    Sun N Lake of Sebring, FL Impt Dist Spl
          Assmt Ser A (a) (c) (e).................... 10.000   12/15/11      4,305,420
   710    Tampa Palms, FL Open Space & Trans Cmnty
          Dev Dist Rev Cap Impt Area 7 Proj.......... 8.500    05/01/17        747,303
 1,527    Tara Cmnty Dev Dist 1 FL Cap Impt Rev Ser
          B.......................................... 6.750    05/01/10      1,565,511
 1,902    University Square Cmnty Dev Dist FL Cap
          Impt Rev (c)............................... 6.750    05/01/20      1,985,479
   904    Vista Lakes Cmnty Dev Dist FL Cap Impt Rev
          Ser B...................................... 6.350    05/01/05        911,955
 2,000    Volusia Cnty, FL Indl Dev Auth Bishops Glen
          Proj Rfdg (Prerefunded @ 11/01/06)......... 7.625    11/01/26      2,458,920
                                                                          ------------
                                                                            69,615,579
                                                                          ------------
          GEORGIA  2.5%
 2,000    Atlanta, GA Tax Alloc Atlantic Sta Proj.... 7.750    12/01/14      2,054,120
 2,445    Atlanta, GA Urban Residential Fin Auth
          Multi-Family Rev John Eagan Proj Ser A..... 6.750    07/01/30      2,493,362
 2,750    De Kalb Cnty, GA Residential Care Fac Kings
          Bridge Ser A............................... 8.250    07/01/26      2,945,112
 1,500    Forsyth Cnty, GA Hosp Auth Rev GA Baptist
          Hlthcare Sys Proj.......................... 6.375    10/01/28      1,426,215
 4,000    Fulton Cnty, GA Hsg Auth Multi-Family Hsg
          Rev Azalea Manor Proj Ser A (c)............ 6.500    02/01/28      3,710,360

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                 COUPON   MATURITY      VALUE
          GEORGIA (CONTINUED)
$2,000    Fulton Cnty, GA Residential Care Sr Lien
          RHA Asstd Living Ser A..................... 7.000%   07/01/29   $  1,947,880
 1,000    Private Colleges & Univ Auth GA Mercer Hsg
          Corp Proj Ser A............................ 6.000    06/01/21      1,032,100
 2,930    Renaissance on Peachtree Unit Invt Tr Ctf
          GA Custody Ctf............................. 12.734   10/01/25      3,700,209
                                                                          ------------
                                                                            19,309,358
                                                                          ------------
          IDAHO  0.7%
 1,000    Idaho Hlth Fac Auth Rev Vly Vista Care Ser
          A Rfdg..................................... 7.875    11/15/29        999,300
 4,300    Owyhee Cnty, ID Indl Dev Corp Indl Dev Rev
          Envirosafe Svcs of ID Inc.................. 8.250    11/01/02      4,297,420
                                                                          ------------
                                                                             5,296,720
                                                                          ------------
          ILLINOIS  9.5%
 2,500    Bolingbrook, IL Cap Apprec Ser B (MBIA
          Insd)......................................   *      01/01/29        599,875
 2,000    Bolingbrook, IL Spl Svc Area No 01-1....... 7.375    07/01/31      2,084,080
 1,910    Bolingbrook, IL Spl Svc Area No 3 Lakewood
          Ridge Proj................................. 7.050    03/01/31      1,942,947
 1,500    Bridgeview, IL Tax Increment Rev Rfdg
          (Prerefunded @ 01/01/04)................... 9.000    01/01/11      1,632,780
 1,000    Cary, IL Spl Tax Svc Area No 1 Cambridge
          Ser A...................................... 7.625    03/01/30      1,082,370
 3,000    Chicago, IL Lakefront Millenium Pkg Fac
          (MBIA Insd) (f)............................ 0/5.700  01/01/25      2,618,310
 3,600    Chicago, IL O'Hare Intl Arpt Spl Fac Rev
          United Airl Inc Proj Ser B Rfdg............ 6.100    11/01/35        576,576
 2,000    Chicago, IL Pk Dist Hbr Fac Rev............ 5.875    01/01/17      2,247,040
 5,000    Chicago, IL Proj Ser A Rfdg (MBIA Insd).... 5.500    01/01/38      5,395,500
 2,675    Chicago, IL Rev Chatham Ridge Tax Increment
          (c)........................................ 10.250   01/01/07      2,710,123
   960    Chicago, IL Tax Increment Alloc Read
          Dunning Ser B (ACA Insd)................... 7.250    01/01/14      1,080,816
 2,000    Chicago, IL Tax Increment Alloc Sub Cent
          Loop Redev Ser A (ACA Insd)................ 6.500    12/01/05      2,179,340
 3,000    Chicago, IL Tax Increment Alloc Sub Cent
          Loop Redev Ser A (ACA Insd)................ 6.500    12/01/06      3,409,500
 1,925    Chicago, IL Tax Increment Alloc Sub Cent
          Loop Redev Ser A........................... 6.500    12/01/08      2,237,851
 1,295    Gilberts, IL Spl Svc Area No 9 Spl Tax Big
          Timber Proj................................ 7.375    03/01/11      1,356,810

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                 COUPON   MATURITY      VALUE
          ILLINOIS (CONTINUED)
$1,245    Gilberts, IL Spl Svc Area No 9 Spl Tax Big
          Timber Proj................................ 7.750%   03/01/27   $  1,344,239
 1,500    Godfrey, IL Rev United Methodist Vlg Ser
          A.......................................... 5.875    11/15/29      1,159,635
 2,700    Hoopeston, IL Hosp Cap Impt Rev Hoopeston
          Cmnty Mem Hosp Rfdg........................ 6.550    11/15/29      2,543,643
 1,915    Huntley, IL Increment Alloc Rev Huntley
          Redev Proj Ser A........................... 8.500    12/01/15      2,087,178
   280    Huntley, IL Spl Svc Area No 10 Spl Tax Ser
          A.......................................... 6.250    03/01/09        281,817
 2,629    Huntley, IL Spl Svc Area No 10 Spl Tax Ser
          A.......................................... 6.500    03/01/29      2,651,688
 1,405    Illinois Dev Fin Auth Rev Cmnty Fac Clinic
          Altgeld Proj............................... 8.000    11/15/16      1,162,511
 1,500    Illinois Ed Fac Auth Rev Peace Mem
          Ministries Proj............................ 7.500    08/15/26      1,538,340
 1,000    Illinois Hlth Fac Auth Rev Cent Baptist
          Home Proj.................................. 7.125    11/15/29        994,530
 2,500    Illinois Hlth Fac Auth Rev Decatur Mem
          Hosp....................................... 5.750    10/01/24      2,573,775
 3,000    Illinois Hlth Fac Auth Rev Fairview Oblig
          Group Ser A Rfdg........................... 7.400    08/15/23      3,039,390
 1,000    Illinois Hlth Fac Auth Rev Lifelink Corp
          Oblig Group Ser B (Prerefunded @
          02/15/05).................................. 8.000    02/15/25      1,142,100
   650    Illinois Hlth Fac Auth Rev Loyola Univ Hlth
          Sys Ser A.................................. 6.000    07/01/21        669,545
 1,200    Illinois Hlth Fac Auth Rev Lutheran Sr
          Ministries Oblig Ser A..................... 7.375    08/15/31      1,230,048
 1,860    Illinois Hlth Fac Auth Rev Proctor Cmnty
          Hosp Proj.................................. 7.500    01/01/11      1,861,283
   700    Illinois Hlth Fac Auth Rev Silver Cross
          Hosp & Med Rfdg............................ 5.500    08/15/19        710,556
 2,375    Lake Cnty, IL Fst Presv Dist Ld Acquisition
          & Dev...................................... 5.750    12/15/16      2,754,169
   675    Lake Cnty, IL Fst Presv Dist Ld Acquisition
          & Dev...................................... 5.750    12/15/17        777,566
 5,000    Lake, Cook, Kane & McHenry Cntys, IL Cmnty
          Unit Sch Dist No 22 (FGIC Insd)............ 5.750    12/01/19      5,827,850
 1,250    Montgomery, IL Spl Assmt Impt Lakewood
          Creek Proj................................. 7.750    03/01/30      1,364,162

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                 COUPON   MATURITY      VALUE
          ILLINOIS (CONTINUED)
$1,800    Peoria, IL Spl Tax Weaverridge Spl Svc
          Area....................................... 8.050%   02/01/17   $  1,948,392
 2,095    Regional Tran Auth IL Ser B (AMBAC Insd)... 8.000    06/01/17      2,993,210
 3,953    Robbins, IL Res Recovery Rev Restructuring
          Proj Ser A (a)............................. 8.375    10/15/16          9,883
 1,547    Robbins, IL Res Recovery Rev Restructuring
          Proj Ser B (a)............................. 8.375    10/15/16          3,867
   975    Sterling, IL Rev Hoosier Care Proj Ser A... 7.125    06/01/34        920,878
                                                                          ------------
                                                                            72,744,173
                                                                          ------------
          INDIANA  1.3%
   825    Crawfordsville, IN Redev Cmnty Redev Dist
          Tax Increment Rev (c)...................... 7.000    02/01/12        843,257
 1,955    Indiana Hlth Fac Fin Auth Rev Hoosier Care
          Proj Ser A................................. 7.125    06/01/34      1,848,472
   950    Indiana Hlth Fac Fin Auth Rev Metro Hlth &
          IN Inc Proj (a) (b)........................ 6.300    12/01/23        489,867
 3,000    Indiana Hlth Fac Fin Auth Rev Metro Hlth &
          IN Inc Proj (a) (b)........................ 6.400    12/01/33      1,542,570
 3,000    Indianapolis, IN Arpt Auth Rev Spl Fac Fed
          Express Corp Proj.......................... 7.100    01/15/17      3,218,700
 2,000    Petersburg, IN Pollutn Ctl Rev IN Pwr &
          Lt......................................... 6.375    11/01/29      1,824,240
                                                                          ------------
                                                                             9,767,106
                                                                          ------------
          IOWA  0.4%
 1,500    Cedar Rapids, IA Rev First Mtg Cottage
          Grove Ser A Rfdg........................... 5.875    07/01/28      1,160,190
 2,000    Estherville, IA Hosp Rev Avera Holy Family
          Proj....................................... 6.250    07/01/26      2,121,520
                                                                          ------------
                                                                             3,281,710
                                                                          ------------
          KANSAS  0.6%
 1,000    Lawrence, KS Coml Dev Rev Holiday Inn Sr
          Ser A Rfdg................................. 8.000    07/01/16        933,680
 1,000    Manhattan, KS Coml Dev Rev Holiday Inn Sr
          Ser A Rfdg................................. 8.000    07/01/16        933,680
 1,000    Olathe, KS Sr Living Fac Rev Aberdeen Vlg
          Inc Ser A.................................. 8.000    05/15/30      1,032,670
 1,500    Overland Pk, KS Dev Corp Rev First Tier
          Overland Park Ser A........................ 7.375    01/01/32      1,549,665
                                                                          ------------
                                                                             4,449,695
                                                                          ------------

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                 COUPON   MATURITY      VALUE
          KENTUCKY  0.9%
$2,300    Jefferson Cnty, KY Hosp Rev (Inverse Fltg)
          (MBIA Insd)................................ 10.980%  10/09/08   $  2,410,331
   900    Jefferson Cnty, KY Hosp Rev (Inverse Fltg)
          (Prerefunded @ 10/29/02) (MBIA Insd)....... 10.980   10/09/08        942,831
 1,000    Kenton Cnty, KY Arpt Brd Spl Fac Rev Mesaba
          Aviation Inc Proj Ser A.................... 6.700    07/01/29        815,350
 3,000    Newport, KY Pub Pptys Corp Rev First Mtg
          Pub Pkg & Plaza Ser A 1.................... 8.500    01/01/27      2,950,080
                                                                          ------------
                                                                             7,118,592
                                                                          ------------
          LOUISIANA  1.7%
 4,000    Louisiana Hsg Fin Agy Rev Multi-Family Hsg
          Plantation Ser A (g)....................... 7.125    01/01/28      2,677,960
 2,000    Louisiana Loc Govt Envir Fac Hlthcare Saint
          James Place Ser A Rfdg..................... 8.000    11/01/29      2,107,880
 1,000    Louisiana Pub Fac Auth Rev Progressive
          Hlthcare................................... 6.375    10/01/20        826,560
 1,000    Louisiana Pub Fac Auth Rev Progressive
          Hlthcare................................... 6.375    10/01/28        789,040
 3,120    Louisiana St Hlth Edl Auth Rev Lambeth
          House Ser A Rfdg........................... 5.250    01/01/05      3,125,866
 3,558    Louisiana St Univ & Agric & Mechanical
          College Univ Rev Master Agreement (c)...... 5.750    10/30/18      3,489,803
                                                                          ------------
                                                                            13,017,109
                                                                          ------------
          MAINE  0.0%
    25    Maine Hlth & Higher Ed Fac Auth Rev Ser B
          (Prerefunded @ 07/01/04) (FSA Insd)........ 7.000    07/01/24         27,840
                                                                          ------------

          MARYLAND  1.4%
 1,000    Baltimore Cnty, MD Mtg Rev Shelter Elder
          Care Ser A................................. 7.250    11/01/29        963,280
 1,500    Howard Cnty, MD Retirement Cmnty Rev Ser
          A.......................................... 7.875    05/15/21      1,597,050
   840    Maryland St Econ Dev Corp Air Cargo Rev
          Afco Cargo BWI II LLC Proj................. 6.250    07/01/07        823,057
 1,200    Maryland St Econ Dev Corp MD Golf Course
          Sys........................................ 8.250    06/01/28      1,205,568

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                 COUPON   MATURITY      VALUE
          MARYLAND (CONTINUED)
$3,000    Montgomery Cnty, MD Econ Dev Editorial Proj
          In Ed Ser A (c)............................ 6.400%   09/01/28   $  2,828,100
 3,000    Prince Georges Cnty, MD Spl Oblig Spl Assmt
          Woodview Ser A............................. 8.000    07/01/26      3,359,280
                                                                          ------------
                                                                            10,776,335
                                                                          ------------
          MASSACHUSETTS  5.1%
 1,000    Massachusetts St Dev Fin Agy Briarwood Ser
          B.......................................... 8.000    12/01/22      1,055,340
   940    Massachusetts St Dev Fin Agy Rev Gtr Lynn
          Mental Hlth (c)............................ 7.750    06/01/18        963,312
 2,000    Massachusetts St Dev Fin Agy Rev Hillcrest
          Ed Ctr Inc................................. 6.375    07/01/29      1,988,320
 3,000    Massachusetts St Dev Fin Agy Rev Hlthcare
          Fac Alliance Ser A......................... 7.100    07/01/32      2,992,170
 1,000    Massachusetts St Dev Fin Agy Rev MCHSP
          Human Svc Providers Ser A.................. 8.000    07/01/20      1,024,100
 3,825    Massachusetts St Dev Fin Agy Rev New
          England Ctr For Children................... 6.000    11/01/19      3,456,461
 5,000    Massachusetts St Grant Antic Nt Ser A...... 5.750    06/15/15      5,798,250
 3,100    Massachusetts St Hlth & Ed Civic
          Investments Ser B.......................... 9.150    12/15/23      3,313,900
 1,000    Massachusetts St Hlth & Ed Nichols College
          Issue Ser C................................ 6.000    10/01/17        925,050
 1,929    Massachusetts St Hsg Fin Agy Hsg Rev Insd
          Rental Ser A (AMBAC Insd).................. 6.650    07/01/19      2,015,733
 2,000    Massachusetts St Indl Fin Agy Assisted
          Living Fac Rev Marina Bay LLC Proj......... 7.500    12/01/27      2,095,940
   495    Massachusetts St Indl Fin Agy Rev Dimmock
          Cmnty Hlth Ctr............................. 8.000    12/01/06        519,285
 1,085    Massachusetts St Indl Fin Agy Rev Dimmock
          Cmnty Hlth Ctr............................. 8.375    12/01/13      1,186,230
   675    Massachusetts St Indl Fin Agy Rev Dimmock
          Cmnty Hlth Ctr............................. 8.500    12/01/20        738,464
   680    Massachusetts St Indl Fin Agy Rev First Mtg
          GF/Pilgrim Inc Proj........................ 6.500    10/01/15        627,048
 2,000    Massachusetts St Indl Fin Agy Rev First Mtg
          GF/Pilgrim Inc Proj........................ 6.750    10/01/28      1,799,140
   930    Massachusetts St Indl Fin Agy Rev Gtr Lynn
          Mental Hlth (c)............................ 6.200    06/01/08        901,877

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                 COUPON   MATURITY      VALUE
          MASSACHUSETTS (CONTINUED)
$2,965    Massachusetts St Indl Fin Agy Rev Gtr Lynn
          Mental Hlth (c)............................ 6.375%   06/01/18   $  2,758,844
 4,900    Massachusetts St Indl Fin Agy Rev Swr Fac
          Res Ctl Composting (c)..................... 9.250    06/01/10      4,917,150
                                                                          ------------
                                                                            39,076,614
                                                                          ------------
          MICHIGAN  2.4%
 5,000    Detroit, MI Downtown Dev Auth Tax Increment
          Rev Dev Area No 1 Proj Ser A Rfdg (MBIA
          Insd)...................................... 4.750    07/01/25      5,003,400
   920    Detroit, MI Loc Dev Fin Auth Tax Increment
          Ser C (c).................................. 6.850    05/01/21        943,782
 3,100    Detroit, MI Sewage Disposal Rev (Embedded
          Swap) (FGIC Insd).......................... 9.747    07/01/23      3,471,256
 2,390    Meridian, MI Econ Dev Corp Ltd Oblig Rev
          First Mtg Burcham Hills Ser A Rfdg......... 7.500    07/01/13      2,491,217
 3,430    Meridian, MI Econ Dev Corp Ltd Oblig Rev
          First Mtg Burcham Hills Ser A Rfdg......... 7.750    07/01/19      3,590,764
 1,000    Michigan Muni Bd Auth Rev Pub Sch Academy
          Fac Pgm.................................... 8.125    10/01/31      1,007,580
10,813    Michigan St Strategic Fd Ltd Oblig Rev
          Great Lakes Pulp & Fiber Proj (a) (h)...... 8.000    12/01/27      1,865,280
                                                                          ------------
                                                                            18,373,279
                                                                          ------------
          MINNESOTA  2.4%
 2,000    Aitkin, MN Hlth Fac Rev Riverwood Hlthcare
          Ctr Proj................................... 7.750    02/01/31      2,033,780
 1,000    Cambridge, MN Hsg & Hlthcare Fac Rev
          Grandview West Proj Ser B.................. 6.000    10/01/33        868,440
 2,000    Carlton, MN Hlth & Hsg Fac Intermediate
          Faith Social Svc Inc Proj.................. 7.500    04/01/19      2,099,680
 1,000    Dakota Cnty, MN Hsg & Redev................ 6.250    05/01/29        952,730
 1,500    Duluth, MN Econ Dev Auth Saint Lukes Hosp.. 7.250    06/15/32      1,477,650
 2,000    Glencoe, MN Hlthcare Fac Rev............... 7.500    04/01/31      2,091,380
 6,890    Minneapolis & Saint Paul, MN Met Northwest
          Airl Proj Ser A............................ 7.000    04/01/25      5,067,319
 1,000    Minneapolis & Saint Paul, MN Met Northwest
          Airl Ser B................................. 6.500    04/01/25        928,910

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                 COUPON   MATURITY      VALUE
          MINNESOTA (CONTINUED)
$1,500    Saint Cloud, MN Hsg & Redev Auth Sterling
          Heights Apt Proj........................... 7.550%   04/01/39   $  1,523,025
 1,500    Saint Paul, MN Port Auth Hotel Fac Rev
          Radisson Kellogg Proj Ser 2 Rfdg........... 7.375    08/01/29      1,520,925
                                                                          ------------
                                                                            18,563,839
                                                                          ------------
          MISSISSIPPI  0.3%
 2,000    Mississippi Dev Bk Spl Oblig Diamond Lakes
          Util Ser A Rfdg............................ 6.250    12/01/17      2,008,140
                                                                          ------------

          MISSOURI  2.7%
 1,000    Fenton, MO Tax Increment Rev............... 7.000    10/01/21      1,048,720
   470    Ferguson, MO Tax Increment Rev Crossings at
          Halls Ferry Proj........................... 7.250    04/01/07        488,480
 3,095    Ferguson, MO Tax Increment Rev Crossings at
          Halls Ferry Proj........................... 7.625    04/01/17      3,342,414
   519    Ferguson, MO Tax Increment Rev Crossings at
          Halls Ferry Proj........................... 7.625    04/01/18        558,356
   845    Jefferson Cnty, MO Indl Dev Auth Indl Rev
          Cedars Hlthcare Ctr Proj Ser A Rfdg........ 8.250    12/01/15        835,316
 1,525    Jefferson Cnty, MO Jr College Dist Student
          Hsg Sys Rev Jefferson College.............. 7.250    07/01/31      1,538,420
 1,000    Kansas City, MO Indl Dev Auth Multi-Family
          Hsg Rev Brentwood Manor Apt Proj B......... 7.250    10/15/38      1,016,450
   975    Kansas City, MO Multi-Family Hsg Rev Vlg
          Green Apt Proj............................. 6.250    04/01/30        899,613
 2,220    Nevada, MO Hosp Rev Nevada Regional Med
          Ctr........................................ 6.750    10/01/22      2,263,623
 1,000    Saint Louis, MO Indl Dev Auth Rev Sr Lien
          Saint Louis Convention Ser A............... 7.200    12/15/28      1,005,870
 5,000    Saline Cnty, MO Indl Dev Auth Hlth Fac Rev
          (c)........................................ 6.500    12/01/28      5,040,000
 1,000    Sikeston, MO Elec Rev Rfdg (MBIA Insd)..... 6.000    06/01/15      1,225,770
 1,305    Three Riv Jr College Dist MO Cmnty
          College.................................... 7.000    09/01/18      1,271,370
                                                                          ------------
                                                                            20,534,402
                                                                          ------------
          NEW HAMPSHIRE  1.2%
 2,000    New Hampshire Higher Ed & Hlth Fac Auth Rev
          Havenwood-Heritage Heights................. 7.350    01/01/18      2,047,600
 2,000    New Hampshire Higher Ed & Hlth Fac Auth Rev
          Havenwood-Heritage Heights................. 7.450    01/01/25      2,040,440

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                 COUPON   MATURITY      VALUE
          NEW HAMPSHIRE (CONTINUED)
$3,165    New Hampshire Higher Ed & Hlth Fac Auth Rev
          Vly Regl Hosp (c).......................... 7.350%   04/01/23   $  3,167,785
 1,000    New Hampshire Hlth & Ed Fac Auth Rev NH
          College Issue.............................. 7.500    01/01/31      1,089,910
 1,000    New Hampshire St Business Fin Auth Rev
          Alice Peck Day Hlth Sys Ser A.............. 6.875    10/01/19        998,510
                                                                          ------------
                                                                             9,344,245
                                                                          ------------
          NEW JERSEY  3.4%
 2,240    Camden Cnty, NJ Impt Auth Lease Rev
          Dockside Refrig (a) (b) (c)................ 8.400    04/01/24      2,009,280
 1,980    New Jersey Econ Dev Auth Asstd Living Rev.. 6.750    08/01/30      1,804,037
 2,000    New Jersey Econ Dev Auth Cedar Crest Vlg
          Inc Fac Ser A.............................. 7.000    11/15/16      2,014,580
 2,000    New Jersey Econ Dev Auth Continental Airl
          Inc Proj................................... 6.250    09/15/19      1,214,760
 2,000    New Jersey Econ Dev Auth First Mtg
          Franciscan Oaks Proj....................... 5.700    10/01/17      1,833,780
 1,000    New Jersey Econ Dev Auth Retirement Cmnty
          Rev Ser A.................................. 8.125    11/15/18      1,052,090
 1,440    New Jersey Econ Dev Auth Retirement Cmnty
          Rev Ser A.................................. 8.125    11/15/23      1,531,512
 1,000    New Jersey Econ Dev Auth Rev First Mtg
          Winchester Gardens Ser A................... 8.500    11/01/16      1,074,150
 1,500    New Jersey Econ Dev Auth Rev First Mtg
          Winchester Gardens Ser A................... 8.625    11/01/25      1,607,820
 1,000    New Jersey Econ Dev Auth Rev Kapkowsi Rd
          Landfill Ser A (Prerefunded @ 05/15/14).... 6.375    04/01/18      1,262,200
 1,645    New Jersey Econ Dev Auth Rev Kullman Assoc
          Proj Ser A................................. 6.125    06/01/18      1,511,196
 2,000    New Jersey Econ Dev Auth Rev Sr Living Fac
          Esplandade................................. 7.000    06/01/39      1,708,280
 3,000    New Jersey Econ Dev Auth Rev Sr Mtg Arbor
          Glen Proj Ser A (Prerefunded @ 05/15/06)... 8.750    05/15/26      3,743,910
 1,000    New Jersey Econ Dev Auth Ser A............. 8.000    11/15/15      1,069,330
 1,210    New Jersey Hlthcare Fac Fin Auth Rev
          Raritan Bay Med Ctr Issue Rfdg............. 7.250    07/01/14      1,234,793
 1,205    New Jersey St Ed Fac Auth Rev Felician
          College of Lodi Ser D...................... 7.375    11/01/22      1,137,653
                                                                          ------------
                                                                            25,809,371
                                                                          ------------

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                 COUPON   MATURITY      VALUE
          NEW MEXICO  0.7%
$4,235    Albuquerque, NM Retirement Fac Rev La Vida
          Llena Proj Ser B Rfdg...................... 6.600%   12/15/28   $  4,027,443
 1,050    New Mexico Hsg Auth Region III Sr Brentwood
          Gardens Apt Ser A.......................... 6.850    12/01/31      1,056,762
                                                                          ------------
                                                                             5,084,205
                                                                          ------------
          NEW YORK  5.6%
 1,000    Bethlehem, NY Indl Dev Agy Sr Hsg Rev Van
          Allen Proj Ser A........................... 6.875    06/01/39        941,020
 1,400    Brookhaven, NY Indl Dev Agy Sr Residential
          Hsg Rev Woodcrest Estates Fac Ser A........ 6.375    12/01/37      1,361,626
 1,000    Monroe Cnty, NY Indl Dev Agy Rev Indl Dev
          Empire Sports Proj Ser A................... 6.250    03/01/28        543,000
 2,430    Monroe Cnty, NY Indl Dev Agy Woodland Vlg
          Proj....................................... 8.000    11/15/15      2,602,044
 3,000    New York City Indl Dev Agy Civic Fac Rev
          USTA Natl Tennis Ctr Proj (FSA Insd)....... 6.250    11/15/06      3,301,440
 1,500    New York City Indl Dev Agy Civic Fac Rev
          USTA Natl Tennis Ctr Proj (FSA Insd)....... 6.375    11/15/07      1,673,235
 2,000    New York City Indl Dev Agy Civic Fac Rev
          USTA Natl Tennis Ctr Proj (FSA Insd)....... 6.500    11/15/09      2,242,340
 3,000    New York City Indl Dev Agy Field Hotel
          Assoc LP JFK Rfdg.......................... 6.000    11/01/28      2,384,010
 3,000    New York City Indl Dev Agy JFK Intl Arpt
          Proj Ser B................................. 8.500    08/01/28      2,246,730
 2,250    New York City Indl Dev Agy LaGuardia Assoc
          LP Proj Rfdg............................... 5.800    11/01/13      1,926,923
 5,000    New York City Ser A........................ 7.000    08/01/07      5,868,000
 3,000    New York City Ser D Rfdg................... 8.000    02/01/05      3,387,660
 2,500    New York St Energy Resh & Dev Auth Gas Fac
          Rev (Inverse Fltg)......................... 10.829   04/01/20      3,221,100
 2,000    Saratoga Cnty, NY Indl Dev Agy Sr Hsg Rev
          Highpointe at Malta Proj Ser A............. 6.875    06/01/39      1,906,320
 1,000    Suffolk Cnty, NY Indl Dev Agy Continuing
          Care Retirement Cmnty Rev.................. 7.250    11/01/28      1,059,920
 1,000    Suffolk Cnty, NY Indl Dev Agy Eastern Long
          Is Hosp Assoc Ser A........................ 7.750    01/01/22      1,001,850
 1,400    Suffolk Cnty, NY Indl Dev Agy Indl Dev Rev
          Spellman High Voltage Fac Ser A............ 6.375    12/01/17      1,321,096
 1,445    Suffolk Cnty, NY Indl Dev Agy Peconic
          Landing Ser A.............................. 8.000    10/01/20      1,497,266

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                 COUPON   MATURITY      VALUE
          NEW YORK (CONTINUED)
$1,000    Syracuse, NY Indl Dev Agy Rev First Mtg
          Jewish Home Ser A.......................... 7.375%   03/01/31   $  1,043,870
 2,315    Utica, NY Indl Dev Agy Civic Utica College
          Civic Fac.................................. 6.750    12/01/21      2,361,092
 1,000    Westchester Cnty, NY Indl Dev Hebrew Hosp
          Sr Hsg Inc Ser A........................... 7.375    07/01/30      1,026,810
                                                                          ------------
                                                                            42,917,352
                                                                          ------------
          NORTH CAROLINA  0.3%
 2,000    North Carolina Med Care Comm First Mtg
          United Methodist Homes..................... 7.000    10/01/17      2,114,480
                                                                          ------------

          NORTH DAKOTA  0.2%
 1,000    Grand Forks, ND Sr Hsg Rev Spl Term 4000
          Vly Square Proj............................ 6.250    12/01/34        854,220
   975    Grand Forks, ND Sr Hsg Rev Spl Term 4000
          Vly Square Proj............................ 6.375    12/01/34        832,796
                                                                          ------------
                                                                             1,687,016
                                                                          ------------
          OHIO  1.4%
 1,500    Akron Bath Copley, OH St Twp Hosp Dist Rev
          Summa Hosp................................. 5.375    11/15/24      1,386,060
 3,000    Cleveland-Cuyahoga Cnty, OH Spl Assmt/Tax
          Increment.................................. 7.000    12/01/18      3,042,510
   623    Cuyahoga Cnty, OH Multi-Family Rev Hsg Park
          Lane Apts Ser A1 Rfdg (f).................. 1.250    10/01/37        540,601
 1,081    Cuyahoga Cnty, OH Multi-Family Rev Hsg Park
          Lane Apts Ser A2 Rfdg (a).................. 5.460    10/01/37         27,033
 1,760    Dayton, OH Spl Fac Rev Afco Cargo Day LLC
          Proj....................................... 6.300    04/01/22      1,570,096
 1,500    Lucas Cnty, OH Hlthcare & Impt Sunset
          Retirement Rfdg............................ 6.500    08/15/20      1,604,430
 2,935    Madison Cnty, OH Hosp Impt Rev Madison Cnty
          Hosp Proj Rfdg............................. 6.400    08/01/28      2,657,789
                                                                          ------------
                                                                            10,828,519
                                                                          ------------
          OKLAHOMA  1.8%
   750    Langston, OK Econ Dev Langston Cmnty Dev
          Corp Proj Ser A............................ 7.000    08/01/10        747,008
   750    Langston, OK Econ Dev Langston Cmnty Dev
          Corp Proj Ser A............................ 7.400    08/01/17        733,748
 1,000    Langston, OK Econ Dev Langston Cmnty Dev
          Corp Proj Ser A............................ 7.625    08/01/20        988,340

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                 COUPON   MATURITY      VALUE
          OKLAHOMA (CONTINUED)
$1,000    Oklahoma Cnty, OK Fin Auth Epworth Villa
          Proj Ser A Rfdg............................ 7.000%   04/01/25   $    975,700
 1,065    Oklahoma Dev Fin Auth Rev Hillcrest
          Hlthcare Sys Ser A Rfdg.................... 5.750    08/15/12        907,295
 1,000    Oklahoma Dev Fin Auth Rev Hillcrest
          Hlthcare Sys Ser A Rfdg.................... 5.750    08/15/15        825,290
 4,000    Oklahoma Dev Fin Auth Rev Hillcrest
          Hlthcare Sys Ser A Rfdg.................... 5.625    08/15/19      3,178,200
 3,250    Tulsa Cnty, OK Pub Fac Auth (AMBAC Insd)... 6.250    11/01/22      3,793,563
 3,000    Tulsa, OK Muni Arpt Trust Rev American Airl
          Proj Rfdg.................................. 6.250    06/01/20      1,872,630
                                                                          ------------
                                                                            14,021,774
                                                                          ------------
          OREGON  1.1%
 2,000    Clackamas Cnty, OR Hosp Fac Willamette View
          Inc Proj Ser A............................. 7.500    11/01/29      2,101,860
 2,145    Clatsop Care Ctr Hlth Dist OR Rev Sr Hsg... 6.875    08/01/28      2,154,888
 3,933    Oregon St Hlth Hsg Ed & Cultural Fac
          Auth....................................... 7.250    06/01/28      3,938,792
                                                                          ------------
                                                                             8,195,540
                                                                          ------------
          PENNSYLVANIA  8.1%
 2,000    Allegheny Cnty, PA Hosp Dev Hlth Sys Ser
          B.......................................... 9.250    11/15/15      2,230,480
 2,000    Allegheny Cnty, PA Hosp Dev Hlth Sys Ser
          B.......................................... 9.250    11/15/22      2,211,140
 1,500    Allegheny Cnty, PA Hosp Dev Hlth Sys Ser
          B.......................................... 9.250    11/15/30      1,654,230
 2,000    Allegheny Cnty, PA Indl Dev Auth Lease
          Rev........................................ 6.625    09/01/24      1,839,040
 6,000    Beaver Cnty, PA Indl Dev Auth Pollutn Ctl
          Rev Collateral Toledo Edison Co Proj Ser A
          Rfdg (i)................................... 7.750    05/01/20      6,542,100
 1,000    Berks Cnty, PA Muni Auth Rev Phoebe Berks
          Vlg Inc Proj Rfdg (Prerefunded @
          05/15/06).................................. 7.700    05/15/22      1,208,390
 1,000    Bucks Cnty, PA Indl Dev Auth Rev First Mtg
          Hlthcare Fac Chandler...................... 6.200    05/01/19        950,310
 1,500    Chester Cnty, PA Hlth & Ed Fac Chester Cnty
          Hosp Ser A................................. 6.750    07/01/31      1,433,835
 2,500    Cliff House Ctf Trust Var Sts Ctf Part Ser
          A.......................................... 6.625    06/01/27      2,247,700
 2,000    Cumberland Cnty, PA Indl Dev Auth Rev First
          Mtg Woods Cedar Run Ser A Rfdg............. 6.500    11/01/28      1,545,560

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                 COUPON   MATURITY      VALUE
          PENNSYLVANIA (CONTINUED)
$5,000    Dauphin Cnty, PA Gen Auth Rev Hotel & Conf
          Ctr Hyatt Regency (c)...................... 6.200%   01/01/29   $  4,156,850
 3,000    Dauphin Cnty, PA Gen Auth Rev Office & Pkg
          Riverfront Office.......................... 6.000    01/01/25      2,727,990
 3,500    Harrisburg, PA Auth Wtr Rev (Inverse Fltg)
          (FGIC Insd)................................ 10.120   06/18/15      3,803,695
 1,000    Lancaster Cnty, PA Hosp Auth Rev Hlth Ctr
          Saint Anne's Home.......................... 6.625    04/01/28        994,520
 1,200    Lehigh Cnty, PA Gen Purp Auth First Mtg
          Bible Fellowship Church.................... 7.625    11/01/21      1,259,892
 2,000    Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace
          Oblig Group Rfdg........................... 6.000    11/01/23      1,846,140
 1,000    Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev
          Lifepath Inc Proj.......................... 6.100    06/01/18        910,630
 2,000    Montgomery Cnty, PA Higher Ed & Temple
          Continuing Care Ctr........................ 6.750    07/01/29      1,704,260
   500    Montgomery Cnty, PA Indl Dev Auth Rev First
          Mtg The Meadowood Corp Rfdg................ 7.000    12/01/10        524,055
 2,500    Montgomery Cnty, PA Indl Dev Auth Rev First
          Mtg The Meadowood Corp Rfdg................ 7.250    12/01/15      2,573,175
 6,000    Montgomery Cnty, PA Indl Dev Auth Rev First
          Mtg The Meadowood Corp Rfdg................ 7.400    12/01/20      6,164,400
   940    Montgomery Cnty, PA Indl Dev Auth Rev
          Wordsworth Academy......................... 7.750    09/01/24        975,720
 1,455    Northeastern PA Hosp & Ed Auth Hlthcare
          Rev........................................ 7.125    10/01/29      1,455,000
 3,000    Pennsylvania Econ Dev Fin Auth Res Recovery
          Rev Colver Proj Ser D...................... 7.050    12/01/10      3,132,660
   980    Pennsylvania St Higher Ed Student Assn Inc
          Proj Ser A................................. 6.750    09/01/32      1,020,013
 2,150    Philadelphia, PA Auth Indl Dev Rev Coml Dev
          Rfdg....................................... 7.750    12/01/17      2,226,476
 1,500    Scranton Lackawanna, PA Hlth & Welfare Auth
          Rev Rfdg................................... 7.250    01/15/17      1,505,760
 2,000    Scranton Lackawanna, PA Hlth & Welfare Auth
          Rev Rfdg................................... 7.350    01/15/22      2,007,640
 1,500    Westmoreland Cnty, PA Indl Dev Hlthcare Fac
          Redstone Ser B............................. 8.000    11/15/23      1,587,735
                                                                          ------------
                                                                            62,439,396
                                                                          ------------

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                 COUPON   MATURITY      VALUE
          RHODE ISLAND  0.5%
$1,795    Providence, RI Redev Agy Ctf Part Ser A.... 8.000%   09/01/24   $  1,865,364
 1,825    Rhode Island St Econ Dev Corp Rev Oblig
          Providence Place........................... 7.250    07/01/20      1,843,487
                                                                          ------------
                                                                             3,708,851
                                                                          ------------
          SOUTH CAROLINA  1.1%
   115    Charleston Cnty, SC Ctf Part Ser B (MBIA
          Insd)...................................... 7.000    06/01/19        126,989
 1,000    Oconee Cnty, SC Indl Rev Bond Johnson Ctl
          Inc Ser 84 (Variable Rate Coupon).......... 3.663    06/15/04        995,200
 2,000    South Carolina Jobs Econ Dev First Mtg
          Westley Commons Proj....................... 7.750    10/01/24      1,914,840
 1,250    South Carolina Jobs Econ Impt Palmetto Hlth
          Alliance Ser A............................. 7.125    12/15/15      1,375,550
 4,000    South Carolina St Hsg Fin & Dev Hsg Three
          Rivers & Edenwood Ser A.................... 6.750    05/01/28      3,799,520
                                                                          ------------
                                                                             8,212,099
                                                                          ------------
          SOUTH DAKOTA  0.3%
   675    Keystone, SD Econ Dev Rev Wtr Quality Mgmt
          Corp Ser A................................. 5.500    12/15/08        652,637
 1,810    Keystone, SD Econ Dev Rev Wtr Quality Mgmt
          Corp Ser A................................. 6.000    12/15/18      1,663,390
                                                                          ------------
                                                                             2,316,027
                                                                          ------------
          TENNESSEE  2.9%
   955    Chattanooga, TN Indl Dev Brd Indl Rev Dev
          Mkt Street Proj Rfdg....................... 7.000    12/15/12        887,052
 4,780    Chattanooga, TN Indl Dev Brd Indl Rev Dev
          Warehouse Row Ltd Proj Rfdg................ 7.000    12/15/12      4,439,903
 3,000    Elizabethton, TN Hlth & Ed Fac Brd Rev Rfdg
          (MBIA Insd)................................ 7.750    07/01/29      3,980,850
 2,980    SCA Tax Exempt Trust Multi-Family Mtg
          Memphis Hlth Ed Rev Ser A6 (FSA Insd)...... 7.350    01/01/30      3,162,078
 5,660    Sullivan Cnty, TN Hlth Ed & Hsg Fac Brd
          Rev........................................ 8.410    11/01/19      6,103,065
 2,975    Trenton, TN Hlth & Ed Fac Brd Rev Inc Proj
          Ser A (c).................................. 10.000   11/01/19      3,239,983
 1,160    Trenton, TN Hlth & Ed Fac Brd Rev Inc Proj
          Ser B (a) (c).............................. 10.000   11/01/20        152,528
                                                                          ------------
                                                                            21,965,459
                                                                          ------------

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                 COUPON   MATURITY      VALUE
          TEXAS  11.0%
$  795    Abia Dev Corp TX Arpt Fac Rev Austin Belly
          Port Dev LLC Proj Ser A.................... 6.250%   10/01/08   $    763,550
 3,000    Abia Dev Corp TX Arpt Fac Rev Austin Belly
          Port Dev LLC Proj Ser A.................... 6.500    10/01/23      2,729,220
 1,000    Atlanta, TX Hosp Auth Fac Rev.............. 6.700    08/01/19        985,020
 2,035    Atlanta, TX Hosp Auth Fac Rev.............. 6.750    08/01/29      1,985,550
 1,000    Austin-Bergstorm Landhost Enterprises Inc
          TX Arpt Hotel Sr Ser A..................... 6.750    04/01/27        916,150
 1,975    Bell Cnty, TX Indl Dev Corp Solid Waste
          Disposal Rev............................... 7.600    12/01/17      1,714,577
 1,000    Bexar Cnty, TX Hlth Fac Dev Corp Rev
          Baptist Hlth Sys Ser A Rfdg (MBIA Insd).... 6.000    11/15/12      1,207,280
 2,370    Bexar Cnty, TX Hlth Fac Dev Corp Rev
          Baptist Hlth Sys Ser A Rfdg (MBIA Insd).... 6.000    11/15/13      2,866,918
 1,000    Bexar Cnty, TX Hsg Fin Corp Multi-Family
          Hsg Rev Woodland Ridge Apt Proj Ser A...... 7.000    01/01/39      1,013,840
 2,250    Brazos Cnty, TX Hlth Fac Dev Oblig Grp
          (d)........................................ 5.375    01/01/32      2,246,513
 1,825    Dallas Cnty, TX Flood Ctl Dist No 1 Rfdg
          (c)........................................   *      08/01/11        978,930
   775    Dallas Cnty, TX Flood Ctl Dist No 1 Rfdg
          (c)........................................ 8.750    08/01/11        774,845
 2,670    Dallas Cnty, TX Flood Ctl Dist No 1 Rfdg
          (c)........................................ 8.750    08/01/12      2,669,493
 2,970    Dallas, TX Wtrwks & Swr Sys Rev Rfdg....... 5.750    10/01/17      3,434,033
 2,500    Garland, TX Indl Dev Auth Rev Bond Ashland
          Oil Proj Ser 84 Rfdg (Variable Rate
          Coupon).................................... 8.920    04/01/04      2,504,075
 6,400    Houston, TX Arpt Sys Rev Spl Fac
          Continental Airl Ser B..................... 6.125    07/15/17      3,894,592
 3,000    Houston, TX Arpt Sys Rev Spl Fac
          Continental Airl Ser C..................... 5.700    07/15/29      1,497,720
 2,000    Houston, TX Arpt Sys Rev Sub Lien Ser A
          (FSA Insd)................................. 5.125    07/01/32      2,038,920
 8,880    Lower CO River Auth TX Rev Ser A Rfdg
          (Inverse Fltg) (FSA Insd) (c).............. 9.777    05/15/14     11,683,505
 3,750    Lower CO River Auth TX Rev Ser A Rfdg
          (Inverse Fltg) (FSA Insd) (c).............. 9.777    05/15/15      4,933,913
 1,500    Lubbock, TX Hlth Fac Dev Corp Rev First Mtg
          Carillon Proj Ser A........................ 6.500    07/01/19      1,440,750

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                 COUPON   MATURITY      VALUE
          TEXAS (CONTINUED)
$2,315    Meadow Parc Dev Inc TX Multi-Family Rev Hsg
          Meadow Parc Apt Proj....................... 6.500%   12/01/30   $  2,263,584
 2,500    Metropolitan Hlth Fac Dev Corp TX Wilson N
          Jones Mem Hosp Proj........................ 7.250    01/01/31      2,638,675
 3,000    Midlothian, TX Dev Auth Tax Increment
          Contract Rev............................... 6.700    11/15/23      2,994,660
 2,000    Midlothian, TX Dev Auth Tax Increment
          Contract Rev............................... 7.875    11/15/26      2,164,200
 3,000    North Cent TX Hlth Fac Dev Hosp Childrens
          Med Ctr Dallas (AMBAC Insd)................ 5.250    08/15/32      3,118,080
   250    San Antonio, TX Hlth Fac Dev Corp Rev
          Encore Nursing Ctr Part.................... 8.250    12/01/19        257,068
 1,983    Texas Gen Svcs Comm Part Interests......... 7.250    08/15/11      2,025,525
 6,500    Texas St Dept Hsg & Cmnty Affairs Home Mtg
          Rev (Inverse Fltg) (GNMA Collateralized)... 6.900    07/02/24      7,230,145
 2,170    Texas St Higher Edl Coordinating Brd
          College Student Ln Rev..................... 7.849    10/01/25      2,285,574
 2,000    Texas St Tpk Auth Dallas North Thruway Rev
          Addison Arpt Toll Tunnel Proj (Prerefunded
          @ 01/01/05) (FGIC Insd).................... 6.750    01/01/15      2,259,540
 2,000    Texas St Tpk Auth Dallas North Thruway Rev
          Addison Arpt Toll Tunnel Proj (Prerefunded
          @ 01/01/05) (FGIC Insd).................... 6.600    01/01/23      2,252,940
 2,500    Woodhill Pub Fac Corp TX Hsg-Woodhill Apt
          Proj....................................... 7.500    12/01/29      2,535,950
                                                                          ------------
                                                                            84,305,335
                                                                          ------------
          UTAH  0.4%
 1,000    Hildale, UT Elec Rev Gas Turbine Elec Fac
          Proj....................................... 7.800    09/01/15        786,770
 1,165    Hildale, UT Elec Rev Gas Turbine Elec Fac
          Proj....................................... 8.000    09/01/20        896,619
 1,000    Hildale, UT Elec Rev Gas Turbine Elec Fac
          Proj....................................... 7.800    09/01/25        743,780
   530    Utah St Hsg Fin Agy Single Family Mtg Mezz
          A1 (AMBAC Insd)............................ 6.100    07/01/13        566,438
                                                                          ------------
                                                                             2,993,607
                                                                          ------------

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                 COUPON   MATURITY      VALUE
          VERMONT  0.4%
$1,015    Vermont Ed & Hlth Bldg Fin Agy Rev Hlthcare
          Fac Copley Manor Proj...................... 6.250%   04/01/29   $    741,803
 1,000    Vermont Ed & Hlth Bldg Fin Agy Rev VT
          Council Dev Mental Hlth Ser A.............. 6.000    12/15/09      1,006,570
 1,000    Vermont Ed & Hlth Bldg Fin Bennington
          College Proj............................... 6.625    10/01/29      1,008,730
                                                                          ------------
                                                                             2,757,103
                                                                          ------------
          VIRGINIA  0.5%
 1,000    Greensville Cnty, VA Indl Dev Wheeling
          Steel Proj Ser A (a) (b)................... 7.000    04/01/14        680,000
 1,500    Pittsylvania Cnty, VA Indl Dev Auth Rev
          Exempt Fac Ser A (c)....................... 7.450    01/01/09      1,503,900
 1,700    Virginia Small Business Fin Auth Rev Indl
          Dev SIL Clean Wtr Proj..................... 7.250    11/01/24      1,730,005
                                                                          ------------
                                                                             3,913,905
                                                                          ------------
          WASHINGTON  1.8%
 6,580    Energy Northwest WA Elec Rev Proj No 3 Ser
          A Rfdg (FSA Insd).......................... 5.500    07/01/17      7,372,232
 1,000    King Cnty, WA Pub Hosp Dist No 004
          Snoqualmie Vly Hosp........................ 7.250    12/01/15      1,054,150
 1,000    Port Seattle, WA Spl Fac Rev Northwest Airl
          Proj....................................... 7.125    04/01/20        773,390
 1,000    Port Seattle, WA Spl Fac Rev Northwest Airl
          Proj....................................... 7.250    04/01/30        745,960
 3,500    Seattle, WA Muni Lt & Pwr Rev.............. 5.625    12/01/18      3,868,410
                                                                          ------------
                                                                            13,814,142
                                                                          ------------
          WISCONSIN  1.1%
   800    Baldwin, WI Hosp Rev Mtg Ser A............. 6.125    12/01/18        807,136
 1,000    Baldwin, WI Hosp Rev Mtg Ser A............. 6.375    12/01/28      1,011,050
 1,750    Milwaukee, WI Rev Sr Air Cargo............. 6.500    01/01/25      1,752,888
 3,000    Wisconsin St Hlth & Ed Fac Auth Rev
          Milwaukee Catholic Home Inc Proj........... 7.500    07/01/26      3,065,820
 1,000    Wisconsin St Hlth & Ed Fac Auth Rev Oakwood
          Vlg Proj Ser A............................. 7.625    08/15/30      1,039,360
 1,000    Wisconsin St Hlth & Ed Fac Divine Savior
          Hlthcare Ser C............................. 7.500    05/01/32      1,017,650
                                                                          ------------
                                                                             8,693,904
                                                                          ------------
          WYOMING  0.2%
 1,500    Teton Cnty, WY Hosp Dist Hosp Saint Johns
          Med Ctr.................................... 6.750    12/01/27      1,505,460
                                                                          ------------

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                 COUPON   MATURITY      VALUE
          PUERTO RICO  0.2%
$2,465    Puerto Rico Port Auth Rev Spl Fac American
          Airl Ser A................................. 6.250%   06/01/26   $  1,455,040
                                                                          ------------

          U. S. VIRGIN ISLANDS  0.3%
 2,500    Northern Mariana Islands Ser A............. 7.375    06/01/30      2,575,150
                                                                          ------------

TOTAL MUNICIPAL BONDS  97.3%...........................................    746,526,271
                                                                          ------------

          TAXABLE NOTE  0.2%
 1,423    Divine Family Trust (e).................... 6.000    10/29/04      1,408,968
                                                                          ------------

TOTAL LONG-TERM INVESTMENTS  97.5%
  (Cost $774,341,554)..................................................    747,935,239

SHORT-TERM INVESTMENTS  1.3%
  (Cost $9,900,000)....................................................      9,900,000
                                                                          ------------

TOTAL INVESTMENTS  98.8%
  (Cost $784,241,554)..................................................    757,835,239

OTHER ASSETS IN EXCESS OF LIABILITIES  1.2%............................      9,239,632
                                                                          ------------

NET ASSETS  100.0%.....................................................   $767,074,871
                                                                          ============

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

 * Zero coupon bond

(a) Non-income producing security.

(b) This borrower has filed for protection in federal bankruptcy court.

(c) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(d) Securities purchased on a when-issued or delayed delivery basis.

(e) Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(f) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(g) Interest is accruing at less than the stated coupon.

(h) Payment-in-kind security.

(i) Assets segregated as collateral for when-issued or delayed delivery purchase commitments.

ACA--American Capital Access
AMBAC--AMBAC Indemnity Corp.
FGIC--Financial Guaranty Insurance Co.
FSA--Financial Security Assurance Inc.
GNMA--Government National Mortgage Association
MBIA--Municipal Bond Investors Assurance Corp.

                                               See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
September 30, 2002

ASSETS:
Total Investments (Cost $784,241,554).......................  $ 757,835,239
Cash........................................................         71,650
Receivables:
  Interest..................................................     15,577,803
  Investments Sold..........................................      1,335,000
  Fund Shares Sold..........................................        620,002
Other.......................................................        122,093
                                                              -------------
    Total Assets............................................    775,561,787
                                                              -------------
LIABILITIES:
Payables:
  Investments Purchased.....................................      4,336,184
  Fund Shares Repurchased...................................      1,691,123
  Income Distributions......................................      1,357,891
  Distributor and Affiliates................................        462,029
  Investment Advisory Fee...................................        304,506
Accrued Expenses............................................        171,903
Trustees' Deferred Compensation and Retirement Plans........        163,280
                                                              -------------
    Total Liabilities.......................................      8,486,916
                                                              -------------
NET ASSETS..................................................  $ 767,074,871
                                                              =============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $ 903,677,273
Accumulated Undistributed Net Investment Income.............       (277,011)
Net Unrealized Depreciation.................................    (26,406,315)
Accumulated Net Realized Loss...............................   (109,919,076)
                                                              -------------
NET ASSETS..................................................  $ 767,074,871
                                                              =============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $579,056,522 and 43,835,010 shares of
    beneficial interest issued and outstanding).............  $       13.21
    Maximum sales charge (4.75%* of offering price).........            .66
                                                              -------------
    Maximum offering price to public........................  $       13.87
                                                              =============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $149,545,559 and 11,327,907 shares of
    beneficial interest issued and outstanding).............  $       13.20
                                                              =============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $38,472,790 and 2,914,297 shares of
    beneficial interest issued and outstanding).............  $       13.20
                                                              =============

* On sales of $100,000 or more, the sales charge will be reduced.

See Notes to Financial Statements

Statement of Operations
For the Year Ended September 30, 2002

INVESTMENT INCOME:
Interest....................................................  $ 54,011,999
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     3,800,691
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $1,421,773, $1,618,489 and $414,811,
  respectively).............................................     3,455,073
Shareholder Services........................................       476,588
Legal.......................................................       141,887
Custody.....................................................        52,951
Trustees' Fees and Related Expenses.........................        27,369
Other.......................................................       382,178
                                                              ------------
    Total Expenses..........................................     8,336,737
    Less Credits Earned on Cash Balances....................        18,181
                                                              ------------
    Net Expenses............................................     8,318,556
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 45,693,443
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Loss...........................................  $(24,732,738)
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   (44,193,133)
  End of the Period.........................................   (26,406,315)
                                                              ------------
Net Unrealized Appreciation During the Period...............    17,786,818
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $ (6,945,920)
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 38,747,523
                                                              ============

                                               See Notes to Financial Statements

Statements of Changes in Net Assets

                                                    YEAR ENDED            YEAR ENDED
                                                SEPTEMBER 30, 2002    SEPTEMBER 30, 2001
                                                ----------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..........................   $  45,693,443         $  48,216,905
Net Realized Loss..............................     (24,732,738)          (12,592,933)
Net Unrealized Appreciation During the
  Period.......................................      17,786,818             8,671,974
                                                  -------------         -------------
Change in Net Assets from Operations...........      38,747,523            44,295,946
                                                  -------------         -------------

Distributions from Net Investment Income:
  Class A Shares...............................     (31,960,261)          (34,466,293)
  Class B Shares...............................      (7,625,939)           (9,491,407)
  Class C Shares...............................      (1,952,996)           (2,275,526)
                                                  -------------         -------------
Total Distributions............................     (41,539,196)          (46,233,226)
                                                  -------------         -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES...................................      (2,791,673)           (1,937,280)
                                                  -------------         -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold......................      92,763,808           130,829,675
Net Asset Value of Shares Issued Through
  Dividend Reinvestment........................      23,840,923            25,205,972
Cost of Shares Repurchased.....................    (174,785,925)         (218,053,328)
                                                  -------------         -------------
NET CHANGE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS.................................     (58,181,194)          (62,017,681)
                                                  -------------         -------------
TOTAL DECREASE IN NET ASSETS...................     (60,972,867)          (63,954,961)
NET ASSETS:
Beginning of the Period........................     828,047,738           892,002,699
                                                  -------------         -------------
End of the Period (Including accumulated
  undistributed net investment income of
  ($277,011) and ($4,944,373), respectively)...   $ 767,074,871         $ 828,047,738
                                                  =============         =============

See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                          NINE
                                                                         MONTHS        YEAR
                                     YEAR ENDED SEPTEMBER 30,             ENDED       ENDED
CLASS A SHARES                --------------------------------------    SEPT. 30,    DEC. 31,
                              2002 (a)     2001      2000      1999       1998         1997
                              ---------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD.............   $13.25     $13.27    $13.91    $15.08     $14.85       $14.47
                               ------     ------    ------    ------     ------       ------
  Net Investment Income.....      .78        .77       .77       .81        .64          .90
  Net Realized and
    Unrealized Gain/Loss....     (.11)      (.05)     (.63)    (1.17)       .22          .38
                               ------     ------    ------    ------     ------       ------
Total from Investment
  Operations................      .67        .72       .14      (.36)       .86         1.28
Less Distributions from Net
  Investment Income.........      .71        .74       .78       .81        .63          .90
                               ------     ------    ------    ------     ------       ------
NET ASSET VALUE, END OF THE
  PERIOD....................   $13.21     $13.25    $13.27    $13.91     $15.08       $14.85
                               ======     ======    ======    ======     ======       ======

Total Return (b)............    5.28%      5.46%     1.27%    -2.51%      6.00%*       9.05%
Net Assets at End of the
  Period (In millions)......   $579.1     $607.1    $621.5    $745.2     $771.4       $706.3
Ratio of Expenses to Average
  Net Assets................     .86%       .87%      .91%      .96%       .92%         .94%
Ratio of Net Investment
  Income to Average Net
  Assets....................    5.99%      5.88%     5.91%     5.46%      5.66%        6.09%
Portfolio Turnover..........      14%        22%       37%       77%        66%*         63%

 * Non-Annualized

(a) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets from 5.95% to 5.99%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                                               See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                          NINE
                                                                         MONTHS        YEAR
                                     YEAR ENDED SEPTEMBER 30,             ENDED       ENDED
CLASS B SHARES                --------------------------------------    SEPT. 30,    DEC. 31,
                              2002 (a)     2001      2000      1999       1998         1997
                              ---------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD.............   $13.24     $13.27    $13.90    $15.07     $14.84       $14.47
                               ------     ------    ------    ------     ------       ------
  Net Investment Income.....      .70        .68       .69       .69        .55          .77
  Net Realized and
    Unrealized Gain/Loss....     (.12)      (.06)     (.64)    (1.16)       .23          .39
                               ------     ------    ------    ------     ------       ------
Total from Investment
  Operations................      .58        .62       .05      (.47)       .78         1.16
Less Distributions from Net
  Investment Income.........      .62        .65       .68       .70        .55          .79
                               ------     ------    ------    ------     ------       ------
NET ASSET VALUE, END OF THE
  PERIOD....................   $13.20     $13.24    $13.27    $13.90     $15.07       $14.84
                               ======     ======    ======    ======     ======       ======

Total Return (b)............    4.49%      4.71%      .48%    -3.25%      5.35%*       8.23%
Net Assets at End of the
  Period (In millions)......   $149.5     $176.5    $221.4    $282.5     $279.6       $229.6
Ratio of Expenses to Average
  Net Assets................    1.62%      1.63%     1.67%     1.73%      1.68%        1.71%
Ratio of Net Investment
  Income to Average Net
  Assets....................    5.23%      5.12%     5.15%     4.70%      4.90%        5.30%
Portfolio Turnover..........      14%        22%       37%       77%        66%*         63%

 * Non-Annualized

(a) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01, and increase the ratio of net investment income to average net assets from 5.19% to 5.23%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the sixth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                          NINE
                                                                         MONTHS        YEAR
                                     YEAR ENDED SEPTEMBER 30,             ENDED       ENDED
CLASS C SHARES                --------------------------------------    SEPT. 30,    DEC. 31,
                              2002 (a)     2001      2000      1999       1998         1997
                              ---------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD.............   $13.24     $13.27    $13.90    $15.07     $14.84       $14.47
                               ------     ------    ------    ------     ------       ------
  Net Investment Income.....      .70        .68       .69       .69        .55          .78
  Net Realized and
    Unrealized Gain/Loss....     (.12)      (.06)     (.64)    (1.16)       .23          .38
                               ------     ------    ------    ------     ------       ------
Total from Investment
  Operations................      .58        .62       .05      (.47)       .78         1.16
Less Distributions from Net
  Investment Income.........      .62        .65       .68       .70        .55          .79
                               ------     ------    ------    ------     ------       ------
NET ASSET VALUE, END OF THE
  PERIOD....................   $13.20     $13.24    $13.27    $13.90     $15.07       $14.84
                               ======     ======    ======    ======     ======       ======

Total Return (b)............    4.49%      4.71%      .48%    -3.25%      5.35%*       8.23%
Net Assets at End of the
  Period (In millions)......   $ 38.5     $ 44.4    $ 49.1    $ 61.5     $ 63.2       $ 38.6
Ratio of Expenses to Average
  Net Assets................    1.62%      1.62%     1.67%     1.73%      1.68%        1.71%
Ratio of Net Investment
  Income to Average Net
  Assets....................    5.23%      5.13%     5.15%     4.69%      4.90%        5.24%
Portfolio Turnover..........      14%        22%       37%       77%        66%*         63%

 * Non-Annualized

(a) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01, and increase the ratio of net investment income to average net assets from 5.19% to 5.23%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                                               See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

September 30, 2002

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Strategic Municipal Income Fund (formerly Van Kampen Tax Free High Income Fund) (the "Fund") is organized as a series of the Van Kampen Tax Free Trust, a Delaware business trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to provide investors a high level of current income exempt from federal income tax primarily through investment in a diversified portfolio of medium- and lower-grade municipal securities. The Fund commenced investment operations on June 28, 1985. The distribution of the Fund's Class B and Class C shares commenced on April 30, 1993 and August 13, 1993, respectively. The Fund's name was modified to better reflect its strategy effective January 28, 2002.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will maintain, in a segregated account with its custodian, assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At September 30, 2002, the Fund had $4,336,184 of when-issued and delayed delivery purchase commitments.

NOTES TO
FINANCIAL STATEMENTS

September 30, 2002

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

    As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. Prior to October 1, 2001, the Fund did not accrete market discount on fixed income securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $633,838 increase in cost of securities and a corresponding $633,838 increase in net unrealized depreciation based on securities held by the Fund on October 1, 2001.

    The effect of this change for the year ended September 30, 2002 was to increase net investment income by $271,167; increase net unrealized appreciation by $89,069, and increase net realized loss by $360,236. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At September 30, 2002, the Fund had an accumulated capital loss carryforward for tax purposes of $85,732,330 which expires between September 30, 2003 and September 30, 2010. Of this amount, $29,216,115 will expire on September 30, 2003.

    At September 30, 2002, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $ 785,659,321
                                                              =============
Gross tax unrealized appreciation...........................  $  36,913,874
Gross tax unrealized depreciation...........................    (64,737,956)
                                                              -------------
Net tax unrealized depreciation on investments..............  $ (27,824,082)
                                                              =============

NOTES TO
FINANCIAL STATEMENTS

September 30, 2002

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually.

    The tax character of distributions paid during the year ended September 30, 2002 and 2001 was as follows:

                                                                2002        2001
Distributions paid from:
  Ordinary income...........................................  $210,294    $105,826
  Long-term capital gain....................................         0           0
                                                              --------    --------
                                                              $210,294    $105,826
                                                              ========    ========

    Due to inherent differences in the recognition of income, expenses and realized gain/losses under accounting principles generally accepted in the United States of America and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. Permanent book and tax differences relating to a portion of the capital loss carry forward expiring in the current year totaling $42,951,339 has been reclassified from accumulated net realized loss to capital. Additionally, a permanent book and tax difference relating to restructuring losses totaling $120,723 was reclassified from accumulated undistributed net investment income to accumulated net realized loss.

    As of September 30, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $62,718

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of post October losses which are not realized for tax purposes until the first day of the following fiscal year, the deferral of losses related to wash sale transactions, the capitalization of reorganization and restructuring costs and losses recognized for tax purposes but not for book purposes.

F. EXPENSE REDUCTIONS During the year ended September 30, 2002, the Fund's custody fee was reduced by $18,181 as a result of credits earned on cash balances.

NOTES TO
FINANCIAL STATEMENTS

September 30, 2002

2. INVESTMENT ADVISORY AGREEMENT AND
OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, Van Kampen Investment Advisory Corp. (the "Adviser") will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .50%
Over $500 million...........................................       .45%

    For the year ended September 30, 2002, the Fund recognized expenses of approximately $27,700 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to each fund. For the year ended September 30, 2002, the Fund recognized expenses of approximately $78,400 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, which are reported as part of "Other" and "Legal" expenses in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent of the Fund. For the year ended September 30, 2002, the Fund recognized expenses of approximately $410,400 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees and are based on competitive market benchmarks.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $104,107 are included in "Other" assets on the Statement of Assets and Liabilities at September 30, 2002. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan

NOTES TO
FINANCIAL STATEMENTS

September 30, 2002

are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

At September 30, 2002, capital aggregated $687,614,413, $172,481,948 and
$43,580,912 for Classes A, B and C, respectively. For the year ended September 30, 2002, transactions were as follows:

                                                            SHARES           VALUE
Sales:
  Class A...............................................    6,042,249    $  79,393,394
  Class B...............................................      758,304        9,941,317
  Class C...............................................      262,118        3,429,097
                                                          -----------    -------------
Total Sales.............................................    7,062,671    $  92,763,808
                                                          ===========    =============
Dividend Reinvestment:
  Class A...............................................    1,453,948    $  19,024,194
  Class B...............................................      283,146        3,702,423
  Class C...............................................       85,216        1,114,306
                                                          -----------    -------------
Total Dividend Reinvestment.............................    1,822,310    $  23,840,923
                                                          ===========    =============
Repurchases:
  Class A...............................................   (9,943,857)   $(124,596,365)
  Class B...............................................   (3,050,451)     (39,875,659)
  Class C...............................................     (789,710)     (10,313,901)
                                                          -----------    -------------
Total Repurchases.......................................  (13,784,018)   $(174,785,925)
                                                          ===========    =============

NOTES TO
FINANCIAL STATEMENTS

September 30, 2002

    At September 30, 2001, capital aggregated $745,666,818, $207,533,566 and
$51,609,422 for Classes A, B and C, respectively. For the year ended September 30, 2001, transactions were as follows:

                                                            SHARES           VALUE
Sales:
  Class A...............................................    8,256,795    $ 109,062,398
  Class B...............................................    1,168,487       15,421,902
  Class C...............................................      481,594        6,345,375
                                                          -----------    -------------
Total Sales.............................................    9,906,876    $ 130,829,675
                                                          ===========    =============
Dividend Reinvestment:
  Class A...............................................    1,486,265    $  19,623,608
  Class B...............................................      321,323        4,240,170
  Class C...............................................      101,725        1,342,194
                                                          -----------    -------------
Total Dividend Reinvestment.............................    1,909,313    $  25,205,972
                                                          ===========    =============
Repurchases:
  Class A...............................................  (10,745,806)   $(142,015,905)
  Class B...............................................   (4,837,775)     (63,800,110)
  Class C...............................................     (927,965)     (12,237,313)
                                                          -----------    -------------
Total Repurchases.......................................  (16,511,546)   $(218,053,328)
                                                          ===========    =============

    Class B Shares purchased on or after June 1, 1996 and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares seven years after the end of the calendar month in which the shares were purchased. For the years ended September 30, 2002 and 2001, 654,389 and 1,772,787 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received thereon, automatically convert to Class A Shares ten years after the end of the calendar month in which the shares are purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the years ended September 30, 2002 and 2001, no Class C Shares converted to Class A Shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC for Class B and C Shares will be imposed on most

NOTES TO
FINANCIAL STATEMENTS

September 30, 2002

redemptions made within six years of the purchase for Class B Shares and one year of the purchase for Class C Shares as detailed in the following schedule.

                                                                CONTINGENT DEFERRED
                                                                    SALES CHARGE
                                                                  AS A PERCENTAGE
                                                                  OF DOLLAR AMOUNT
                                                                 SUBJECT TO CHARGE
                                                             --------------------------
YEAR OF REDEMPTION                                           CLASS B            CLASS C
First......................................................   4.00%              1.00%
Second.....................................................   3.75%               None
Third......................................................   3.50%               None
Fourth.....................................................   2.50%               None
Fifth......................................................   1.50%               None
Sixth......................................................   1.00%               None
Seventh and Thereafter.....................................    None               None

    For the year ended September 30, 2002, Van Kampen, as distributor for the Fund, received commissions on sales of the Fund's Class A shares of approximately $82,800 and CDSC on redeemed shares of approximately $357,300. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $103,996,656 and $157,714,976, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio and to manage the portfolio's effective yield, maturity and duration. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation.

    The Fund invests in indexed securities. These instruments are identified in the portfolio of investments. The price of these securities may be more volatile than the price of a comparable fixed rate security.

    An Inverse Floating security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specified factor. As the floating

NOTES TO
FINANCIAL STATEMENTS

September 30, 2002

rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. These instruments are typically used by the Fund to enhance the yield of the portfolio.

    An Embedded Swap security includes a swap component such that the fixed coupon component of the underlying bond is adjusted by the difference between the security's fixed swap rate and the floating swap index. These instruments are typically used by the Fund to enhance the yield of the portfolio.

6. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and 1.00% each for Class B and Class C average daily net assets are accrued daily. Included in these fees for the year ended September 30, 2002, are payments retained by Van Kampen of approximately $1,107,900 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $84,300.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of Van Kampen Strategic Municipal Income Fund

We have audited the accompanying statement of assets and liabilities of the Van Kampen Strategic Municipal Income Fund (formerly the Van Kampen Tax Free High Income Fund) (the "Fund"), including the portfolio of investments, as of September 30, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for each of the indicated years in the period ended September 30, 1999 were audited by other auditors whose report dated November 9, 1999 expressed an unqualified opinion on those financial highlights.

    We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2002 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Strategic Municipal Income Fund at September 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP
Chicago, Illinois
November 7, 2002

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

BOARD OF TRUSTEES

J. MILES BRANAGAN
JERRY D. CHOATE
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN INVESTMENT ADVISORY CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 218256
Kansas City, Missouri 64121-8256

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110


LEGAL COUNSEL
SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following is furnished with respect to the distributions paid by the Fund during its taxable year ended September 30, 2002. The Fund designated 99.5% of the income distributions as a tax-exempt income distribution. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Investment Advisory Corp. ("Advisory Corp."), Van Kampen Asset Management Inc. ("Asset Management"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). Advisory Corp. and Asset Management sometimes are referred to herein collectively as the "Advisers." The term "Fund Complex" includes each of the investment companies advised by the Advisers or their affiliates. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
J. Miles Branagan (70)        Trustee      Trustee     Private investor.              55
1632 Morning Mountain Road                 since 1995  Trustee/Director of funds
Raleigh, NC 27614                                      in the Fund Complex.
                                                       Co-founder, and prior to
                                                       August 1996, Chairman,
                                                       Chief Executive Officer
                                                       and President, MDT
                                                       Corporation (now known as
                                                       Getinge/Castle, Inc., a
                                                       subsidiary of Getinge
                                                       Industrier AB), a company
                                                       which develops,
                                                       manufactures, markets and
                                                       services medical and
                                                       scientific equipment.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Jerry D. Choate (64)          Trustee      Trustee     Trustee/Director of funds      55       Director of Amgen Inc., a
53 Monarch Bay Drive                       since 1999  in the Fund Complex.                    biotechnological company,
Dana Point, CA 92629                                   Prior to January 1999,                  and Director of Valero
                                                       Chairman and Chief                      Energy Corporation, an
                                                       Executive Officer of the                independent refining
                                                       Allstate Corporation                    company.
                                                       ("Allstate") and Allstate
                                                       Insurance Company. Prior
                                                       to January 1995,
                                                       President and Chief
                                                       Executive Officer of
                                                       Allstate. Prior to August
                                                       1994, various management
                                                       positions at Allstate.

Linda Hutton Heagy (54)       Trustee      Trustee     Regional Managing Partner      55
Sears Tower                                since 1995  of Heidrick & Struggles,
233 South Wacker Drive                                 an executive search firm.
Suite 7000                                             Trustee/ Director of
Chicago, IL 60606                                      funds in the Fund
                                                       Complex. Trustee on the
                                                       University of Chicago
                                                       Hospitals Board, Vice
                                                       Chair of the Board of the
                                                       YMCA of Metropolitan
                                                       Chicago and a member of
                                                       the Women's Board of the
                                                       University of Chicago.
                                                       Prior to 1997, Partner,
                                                       Ray & Berndtson, Inc., an
                                                       executive recruiting
                                                       firm. Prior to 1996,
                                                       Trustee of The
                                                       International House
                                                       Board, a fellowship and
                                                       housing organization for
                                                       international graduate
                                                       students. Formerly,
                                                       Executive Vice President
                                                       of ABN AMRO, N.A., a
                                                       Dutch bank holding
                                                       company. Prior to 1992,
                                                       Executive Vice President
                                                       of La Salle National
                                                       Bank.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

R. Craig Kennedy (50)         Trustee      Trustee     Director and President,        55
11 DuPont Circle, N.W.                     since 1993  German Marshall Fund of
Washington, D.C. 20016                                 the United States, an
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans.
                                                       Trustee/Director of funds
                                                       in the Fund Complex.
                                                       Formerly, advisor to the
                                                       Dennis Trading Group
                                                       Inc., a managed futures
                                                       and option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Jack E. Nelson (66)           Trustee      Trustee     President, Nelson              55
423 Country Club Drive                     since 1985  Investment Planning
Winter Park, FL 32789                                  Services, Inc., a
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President, Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of the National
                                                       Association of Securities
                                                       Dealers, Inc. and
                                                       Securities Investors
                                                       Protection Corp. Trustee/
                                                       Director of funds in the
                                                       Fund Complex.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Suzanne H. Woolsey (60)       Trustee      Trustee     Chief Communications           55       Director of Neurogen
2101 Constitution Ave., N.W.               since 1999  Officer of the National                 Corporation, a
Room 285                                               Academy of                              pharmaceutical company,
Washington, D.C. 20418                                 Sciences/National                       since January 1998.
                                                       Research Council, an
                                                       independent, federally
                                                       chartered policy
                                                       institution, since 2001
                                                       and previously Chief
                                                       Operating Officer from
                                                       1993 to 2001.
                                                       Trustee/Director of funds
                                                       in the Fund Complex.
                                                       Director of the Institute
                                                       for Defense Analyses, a
                                                       federally funded research
                                                       and development center,
                                                       Director of the German
                                                       Marshall Fund of the
                                                       United States, Trustee of
                                                       Colorado College and Vice
                                                       Chair of the Board of the
                                                       Council for Excellence in
                                                       Government. Prior to
                                                       1993, Executive Director
                                                       of the Commission on
                                                       Behavioral and Social
                                                       Sciences and Education at
                                                       the National Academy of
                                                       Sciences/National
                                                       Research Council. From
                                                       1980 through 1989,
                                                       Partner of Coopers &
                                                       Lybrand.

INTERESTED TRUSTEES*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (49)       Trustee      Trustee     President and Chief            55
1221 Avenue of the Americas                since 1999  Operating Officer of
New York, NY 10020                                     Morgan Stanley Investment
                                                       Management since December
                                                       1998. President and
                                                       Director since April 1997
                                                       and Chief Executive
                                                       Officer since June 1998
                                                       of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc.
                                                       Chairman, Chief Executive
                                                       Officer and Director of
                                                       Morgan Stanley
                                                       Distributors Inc. since
                                                       June 1998. Chairman since
                                                       June 1998, and Director
                                                       since January 1998 of
                                                       Morgan Stanley Trust.
                                                       Director of various
                                                       Morgan Stanley
                                                       subsidiaries. President
                                                       of the Morgan Stanley
                                                       Funds since May 1999.
                                                       Trustee/Director of funds
                                                       in the Fund Complex.
                                                       Previously Chief
                                                       Strategic Officer of
                                                       Morgan Stanley Investment
                                                       Advisors Inc. and Morgan
                                                       Stanley Services Company
                                                       Inc. and Executive Vice
                                                       President of Morgan
                                                       Stanley Distributors Inc.
                                                       April 1997-June 1998,
                                                       Vice President of the
                                                       Morgan Stanley Funds May
                                                       1997-April 1999, and
                                                       Executive Vice President
                                                       of Dean Witter, Discover
                                                       & Co. prior to May 1997.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Richard F. Powers, III* (56)  Trustee and  Trustee     Chairman, President,           92
1 Parkview Plaza              President    since 1999  Chief Executive Officer,
P.O. Box 5555                                          Director and Managing
Oakbrook Terrace, IL 60181                             Director of Van Kampen
                                                       Investments. Chairman,
                                                       Director and Chief
                                                       Executive Officer of the
                                                       Advisers, the Distributor
                                                       and Van Kampen Advisors
                                                       Inc. since 1998. Managing
                                                       Director of the Advisers,
                                                       the Distributor and Van
                                                       Kampen Advisors Inc.
                                                       since July 2001. Director
                                                       and Officer of certain
                                                       other subsidiaries of Van
                                                       Kampen Investments. Chief
                                                       Sales and Marketing
                                                       Officer of Morgan
                                                       Stanley. Asset
                                                       Management,
                                                       Trustee/Director and
                                                       President or Trustee,
                                                       President and Chairman of
                                                       the Board of funds in the
                                                       Fund Complex. Prior to
                                                       May 1998, Executive Vice
                                                       President and Director of
                                                       Marketing at Morgan
                                                       Stanley and Director of
                                                       Dean Witter, Discover &
                                                       Co. and Dean Witter
                                                       Realty. Prior to 1996,
                                                       Director of Dean Witter
                                                       Reynolds Inc.

Wayne W. Whalen* (63)         Trustee      Trustee     Partner in the law firm        92
333 West Wacker Drive                      since 1985  of Skadden, Arps, Slate,
Chicago, IL 60606                                      Meagher & Flom
                                                       (Illinois), legal counsel
                                                       to funds in the Fund
                                                       Complex.
                                                       Trustee/Director/
                                                       Managing General Partner
                                                       of funds in the Fund
                                                       Complex.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of his firm currently acting as legal counsel to such funds in the Fund Complex. Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Advisers by reason of their positions with Morgan Stanley or its affiliates.

OFFICERS

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Stephen L. Boyd (61)          Vice President           Officer     Managing Director and Chief Investment Officer of Van Kampen
2800 Post Oak Blvd.                                    since 1998  Investments, and Managing Director and President of the
45th Floor                                                         Advisers and Van Kampen Advisors Inc. Executive Vice
Houston, TX 77056                                                  President and Chief Investment Officer of funds in the Fund
                                                                   Complex. Prior to December 2000, Executive Vice President
                                                                   and Chief Investment Officer of Van Kampen Investments, and
                                                                   President and Chief Operating Officer of the Advisers. Prior
                                                                   to April 2000, Executive Vice President and Chief Investment
                                                                   Officer for Equity Investments of the Advisers. Prior to
                                                                   October 1998, Vice President and Senior Portfolio Manager
                                                                   with AIM Capital Management, Inc. Prior to February 1998,
                                                                   Senior Vice President and Portfolio Manager of Van Kampen
                                                                   American Capital Asset Management, Inc., Van Kampen American
                                                                   Capital Investment Advisory Corp. and Van Kampen American
                                                                   Capital Management, Inc.

Joseph J. McAlinden (59)      Chief Investment         Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   Officer                  since 2002  Stanley Investment Advisors Inc., Morgan Stanley Investment
New York, NY 10020                                                 Management Inc. and Morgan Stanley Investments LP and
                                                                   Director of Morgan Stanley Trust for over 5 years.

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

A. Thomas Smith III (45)      Vice President and       Officer     Managing Director and Director of Van Kampen Investments,
1221 Avenue of                Secretary                since 1999  Director of the Advisers, Van Kampen Advisors Inc., the
the Americas                                                       Distributor, Investor Services and certain other
New York, NY 10020                                                 subsidiaries of Van Kampen Investments. Managing Director
                                                                   and General Counsel-Mutual Funds of Morgan Stanley
                                                                   Investment Advisors, Inc. Vice President or Principal Legal
                                                                   Officer and Secretary of funds in the Fund Complex. Prior to
                                                                   July 2001, Managing Director, General Counsel, Secretary and
                                                                   Director of Van Kampen Investments, the Advisers, the
                                                                   Distributor, Investor Services, and certain other
                                                                   subsidiaries of Van Kampen Investments. Prior to December
                                                                   2000, Executive Vice President, General Counsel, Secretary
                                                                   and Director of Van Kampen Investments, the Advisers, Van
                                                                   Kampen Advisors Inc., the Distributor, Investor Services and
                                                                   certain other subsidiaries of Van Kampen Investments. Prior to January 1999, Vice President and Associate General
                                                                   Counsel to New York Life Insurance Company ("New York
                                                                   Life"), and prior to March 1997, Associate General Counsel of New York Life. Prior to December 1993, Assistant General
                                                                   Counsel of The Dreyfus Corporation. Prior to August 1991,
                                                                   Senior Associate, Willkie Farr & Gallagher. Prior to January
                                                                   1989, Staff Attorney at the Securities and Exchange
                                                                   Commission, Division of Investment Management, Office of
                                                                   Chief Counsel.

John R. Reynoldson (49)       Vice President           Officer     Executive Director of the Advisers and Van Kampen Advisors
1 Parkview Plaza                                       since 2000  Inc. Vice President of funds in the Fund Complex. Prior to
Oakbrook Terrace, IL 60181                                         July 2001, Principal and Co-head of the Fixed Income
                                                                   Department of the Advisers and Van Kampen Advisors Inc.
                                                                   Prior to December 2000, Senior Vice President of the
                                                                   Advisers and Van Kampen Advisors Inc. Prior to May 2000, he
                                                                   managed the investment grade taxable group for the Advisers since July 1999. From July 1988 to June 1999, he managed the government securities bond group for Asset Management. Mr.
                                                                   Reynoldson has been with Asset Management since April 1987.

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

John L. Sullivan (47)         Vice President, Chief    Officer     Executive Director of Van Kampen Investments, the Advisers
1 Parkview Plaza              Financial Officer and    since 1996  and Van Kampen Advisors Inc. Vice President, Chief Financial
Oakbrook Terrace, IL 60181    Treasurer                            Officer and Treasurer of funds in the Fund Complex. Head of
                                                                   Fund Accounting for Morgan Stanley Investment Management.

John H. Zimmermann, III (44)  Vice President           Officer     Managing Director and Director of Van Kampen Investments,
Harborside Financial Center                            since 2000  and Managing Director, President and Director of the
Plaza 2 - 7th Floor                                                Distributor. Vice President of funds in the Fund Complex.
Jersey City, NJ 07311                                              Prior to December 2000, President of Van Kampen Insurance
                                                                   Agency of Illinois Inc., and Senior Vice President and
                                                                   Director of Van Kampen Investments. From November 1992 to
                                                                   December 1997, Mr. Zimmermann was Senior Vice President of
                                                                   the Distributor.

Van Kampen
Privacy Notice

The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you make with us, our affiliates, or third parties. We may also collect information you provide when using our web site, and text files (a.k.a. "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen Trust Company, Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling (800) 847-2424.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

                         [VAN KAMPEN INVESTMENTS LOGO]
Copyright (C)2002 Van Kampen Funds Inc. All rights reserved.
39, 339, 539                                                   Member NASD/SIPC.
STMI ANR 11/02                                                  8314K02-AP-11/02

                            Table of Contents

                                     OVERVIEW
                       LETTER TO SHAREHOLDERS       1
                            ECONOMIC SNAPSHOT       2

                          PERFORMANCE SUMMARY
          PERFORMANCE OF A $10,000 INVESTMENT       4
                            RETURN HIGHLIGHTS       5

                        PORTFOLIO AT A GLANCE
                               CREDIT QUALITY       7
                TWELVE-MONTH DIVIDEND HISTORY       7
                            TOP FIVE HOLDINGS       8
                             TOP FIVE SECTORS       8
             Q&A WITH YOUR PORTFOLIO MANAGERS       9
                            GLOSSARY OF TERMS      13

                               BY THE NUMBERS
                      YOUR FUND'S INVESTMENTS      14
                         FINANCIAL STATEMENTS      21
                NOTES TO FINANCIAL STATEMENTS      27
               REPORT OF INDEPENDENT AUDITORS      35



    BOARD OF TRUSTEES AND IMPORTANT ADDRESSES      36
              TRUSTEE AND OFFICER INFORMATION      37

Look to Van Kampen as a time-tested partner.

This report must be preceded or accompanied by a prospectus for the fund being offered.
              NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

 OVERVIEW

LETTER TO SHAREHOLDERS
October 18, 2002

Dear Shareholder,

Market changes are inevitable and impossible to predict. This is why investors may be best served by having a long-term portfolio, allocated among several types of assets. Through asset allocation, you may mitigate the effects of short-term fluctuations in individual investments.

Your financial advisor can help you stay the course with your long-term plan. Together, you can periodically revisit your asset allocation, and confirm that it is still suited to your individual needs. Or, if your objectives have changed, your financial advisor can help you modify your portfolio.

Whether you're building or simply fine-tuning your portfolio, we encourage you to look to Van Kampen as a time-tested partner. Consistent with our belief in the importance of asset allocation, we offer a wide range of investment products, each managed with discipline and integrity.

                  We appreciate the opportunity to help you and your loved ones enjoy life's true wealth--family, friends and life's daily happiness.

Sincerely,

[SIG]
Richard F. Powers, III
President and CEO
Van Kampen Investment Advisory Corp.

ECONOMIC SNAPSHOT

THE ECONOMY
UNEVEN GROWTH CHARACTERIZED THE ECONOMIC ENVIRONMENT DURING 2002'S SECOND AND THIRD QUARTERS. VARIOUS ECONOMIC INDICATORS ALTERNATED BETWEEN RESULTS THAT WERE, AT TIMES, STRONGER-THAN-ANTICIPATED AND THEN WEAKER-THAN-ANTICIPATED. BY THE END OF SEPTEMBER, THE FORWARD MOMENTUM THAT WAS EVIDENT IN JULY AND AUGUST APPEARED TO HAVE SLOWED NOTICEABLY.

YET, DESPITE THE UPS AND DOWNS, ECONOMIC ACTIVITY DID NOT RETREAT TO THE LOW LEVELS WITNESSED THROUGHOUT THE SECOND QUARTER OF 2002. FOR EXAMPLE, WHILE TOTAL EMPLOYMENT FELL SLIGHTLY IN SEPTEMBER, THE UNEMPLOYMENT RATE REMAINED BELOW THE SECOND QUARTER AVERAGE. DESPITE DIPPING BELOW THEIR AUGUST LEVELS, RETAIL SALES IN SEPTEMBER WERE THE THIRD-HIGHEST IN 2002.

CONSISTENT WITH ITS STATED BELIEF THAT AN ECONOMIC RECOVERY WAS UNDERWAY, THE FEDERAL RESERVE BOARD (THE FED) LEFT ITS INTEREST RATE TARGET FOR FEDERAL FUNDS AT 1.75 PERCENT. HOWEVER, DURING ITS REGULARLY SCHEDULED AUGUST 12 MEETING, THE FED SHIFTED ITS BIAS FROM ECONOMIC NEUTRALITY TO CONCERN OVER POTENTIAL ECONOMIC WEAKNESS.

U.S. GROSS DOMESTIC PRODUCT

SEASONALLY ADJUSTED ANNUALIZED RATES

(September 30, 2000--September 30, 2002)

[BAR GRAPH]

                                                                      U.S. GROSS DOMESTIC PRODUCT
                                                                      ---------------------------
Sep 00                                                                            0.60
Dec 00                                                                            1.10
Mar 01                                                                           -0.60
Jun 01                                                                           -1.60
Sep 01                                                                           -0.30
Dec 01                                                                            2.70
Mar 02                                                                            5.00
Jun 02                                                                            1.30
Sep 02                                                                            3.10

Source: Bureau of Economic Analysis

INTEREST RATES AND INFLATION

(September 30, 2000--September 30, 2002)

[LINE GRAPH]

                                                                       INTEREST RATES                       INFLATION
                                                                       --------------                       ---------
Sep 00                                                                      6.50                               3.50
                                                                            6.50                               3.40
                                                                            6.50                               3.40
Dec 00                                                                      6.50                               3.40
                                                                            5.50                               3.70
                                                                            5.50                               3.50
Mar 01                                                                      5.00                               2.90
                                                                            4.50                               3.30
                                                                            4.00                               3.60
Jun 01                                                                      3.75                               3.20
                                                                            3.75                               2.70
                                                                            3.50                               2.70
Sep 01                                                                      3.00                               2.60
                                                                            2.50                               2.10
                                                                            2.00                               1.90
Dec 01                                                                      1.75                               1.60
                                                                            1.75                               1.10
                                                                            1.75                               1.10
Mar 02                                                                      1.75                               1.50
                                                                            1.75                               1.60
                                                                            1.75                               1.20
Jun 02                                                                      1.75                               1.10
                                                                            1.75                               1.50
                                                                            1.75                               1.80
Sep 02                                                                      1.75                               1.50

Interest rates are represented by the closing midline federal funds target rate on the last day of each month. Inflation is indicated by the annual percentage change of the Consumer Price Index for all urban consumers at the end of each month.

Source: Bloomberg

       PERFORMANCE SUMMARY

PERFORMANCE OF A $10,000 INVESTMENT

(September 30, 1992--September 30, 2002)

 [INVESTMENT PERFORMANCE GRAPH]

                                                                                                  LEHMAN BROTHERS MUNICIPAL BOND
                                                                                                  INDEX IS AN UNMANAGED, BROAD-
                                                                                                  BASED STATISTICAL COMPOSITE OF
                                                              CALIFORNIA INSURED TAX FREE FUND          MUNICIPAL BONDS.*
                                                              --------------------------------    ------------------------------
9/92                                                                       9676.00                           10000.00
                                                                           9891.00                           10182.00
                                                                          10378.00                           10560.00
                                                                          10789.00                           10906.00
9/93                                                                      11254.00                           11274.00
                                                                          11335.00                           11433.00
                                                                          10472.00                           10805.00
                                                                          10515.00                           10927.00
9/94                                                                      10531.00                           10999.00
                                                                          10344.00                           10846.00
                                                                          11133.00                           11608.00
                                                                          11327.00                           11888.00
9/95                                                                      11612.00                           12229.00
                                                                          12235.00                           12734.00
                                                                          11986.00                           12581.00
                                                                          12066.00                           12677.00
9/96                                                                      12399.00                           12968.00
                                                                          12749.00                           13298.00
                                                                          12638.00                           13266.00
                                                                          13117.00                           13723.00
9/97                                                                      13483.00                           14137.00
                                                                          13887.00                           14521.00
                                                                          14032.00                           14588.00
                                                                          14249.00                           14910.00
9/98                                                                      14774.00                           15369.00
                                                                          14766.00                           15461.00
                                                                          14878.00                           15598.00
                                                                          14489.00                           15330.00
9/99                                                                      14265.00                           15263.00
                                                                          14015.00                           15143.00
                                                                          14647.00                           15586.00
                                                                          14829.00                           15822.00
9/00                                                                      15292.00                           16205.00
                                                                          16062.00                           16914.00
                                                                          16260.00                           17290.00
                                                                          16195.00                           17404.00
9/01                                                                      16835.00                           17892.00
                                                                          16640.00                           17773.00
                                                                          16660.00                           17941.00
                                                                          17248.00                           18597.00
9/02                                                                      18351.00                           19481.00

This chart compares your fund's performance to that of the Lehman Brothers Municipal Bond Index over time.

This index is an unmanaged broad-based, statistical composite and its performance does not include any sales charges or fees that would be paid by an investor purchasing the securities it represents. Such costs would lower performance. The historical performance of the index is shown for illustrative purposes only; it is not meant to forecast, imply, or guarantee the future performance of any investment vehicle. It is not possible to invest directly in an index.

The above chart reflects the performance of Class A shares of the fund. The performance of Class A shares will differ from that of other share classes of the fund because of the difference in sales charges and/or expenses paid by shareholders investing in the different share classes. The fund's performance assumes reinvestment of all distributions, and includes payment of the maximum sales charge (3.25% for Class A shares) and combined Rule 12b-1 fees and service fees of up to 0.25 percent. The performance above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Results are hypothetical.

While past performance is no guarantee of future results, the above information provides a broader vantage point from which to evaluate the discussion of the fund's performance found in the following pages.

Source:
* Lehman Brothers

RETURN HIGHLIGHTS

(as of September 30, 2002)

                                       A SHARES   B SHARES        C SHARES
------------------------------------------------------------------------------
One-year total return based on
NAV(1)                                    9.01%      8.16%           8.16%
------------------------------------------------------------------------------
One-year total return(2)                  5.44%      5.16%           7.16%
------------------------------------------------------------------------------
Five-year average annual total
return(2)                                 5.66%      5.59%           5.58%
------------------------------------------------------------------------------
Ten-year average annual total
return(2)                                 6.26%        N/A             N/A
------------------------------------------------------------------------------
Life-of-Fund average annual total
return(2)                                 7.42%      5.57%(3)        5.03%
------------------------------------------------------------------------------
Commencement date                      12/13/85   04/30/93        08/13/93
------------------------------------------------------------------------------
Distribution rate(4)                      3.88%      3.36%           3.37%
------------------------------------------------------------------------------
Taxable-equivalent distribution
rate(5)                                   6.97%      6.03%           6.05%
------------------------------------------------------------------------------
SEC Yield(6)                              3.82%      3.20%           3.21%
------------------------------------------------------------------------------

    N/A = Not Applicable

(1) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge (3.25% for Class A Shares) or contingent deferred sales charge (CDSC) for Class B and Class C Shares. On purchases of Class A Shares of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. Returns for Class B Shares are calculated without the effect of the maximum 3% CDSC, charged on certain redemptions made within one year of purchase and declining to 0% after the fourth year. Returns for Class C Shares are calculated without the effect of the maximum 1% CDSC, charged on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% for Class A Shares and 1% for Class B and Class C Shares and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

(2) Assumes reinvestment of all distributions for the period and includes payment of the maximum sales charge (3.25% for Class A Shares) or CDSC for Class B and Class C Shares and combined Rule 12b-1 fees and service fees. On purchases of Class A Shares of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. Returns for Class B Shares are calculated with the effect of the maximum 3% CDSC, charged on certain redemptions made within one year of purchase and declining to 0% after the fourth year. Returns for Class C Shares are calculated with the effect of the maximum 1% CDSC, charged on certain redemptions made within one year of purchase. The combined Rule 12b-1 fees and service fees for Class A Shares is up to .25% and for Class B and Class C Shares is 1%. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

(3) Reflects the conversion of Class B Shares into Class A Shares six years after the end of the calendar month in which the shares were purchased. See Footnote 3 in the Notes to Financial Statements for additional information.

(4) Distribution rate represents the monthly annualized distributions of the Fund at the end of the period and not the earnings of the Fund.

(5) The taxable-equivalent distribution rate is calculated assuming a 44.3% combined federal and state tax rate effective for calendar year 2002, which takes into consideration the deductibility of individual state taxes paid.

(6) SEC Yield is a standardized calculation prescribed by the Securities and Exchange Commission for determining the amount of net income a portfolio should theoretically generate for the 30-day period ended September 30, 2002.

    See the Comparative Performance section of the current Prospectus. An investment in the Fund is subject to investment risks, and you could lose money on your investment in the Fund. Please review the Risk/Return Summary of the Prospectus for further details on investment risks. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor.

    Income may subject certain individuals to the federal alternative minimum tax (AMT).

    Market forecasts provided in this report may not necessarily come to pass.

                                                 PORTFOLIO AT A GLANCE

CREDIT QUALITY

(as a percentage of long-term investments)


As of September 30, 2002
- AAA/Aaa............  100%   [PIE CHART]
As of September 30, 2001
- AAA/Aaa............  100%   [PIE CHART]

Based upon the credit quality ratings as issued by Standard & Poor's Credit Market Services/Moody's Investor Services, respectively. Subject to change daily.

TWELVE-MONTH DIVIDEND HISTORY

(for the year ended September 30, 2002)
[BAR GRAPH]

                                                                         DIVIDENDS                        CAPITAL GAINS
                                                                         ---------                        -------------
10/01                                                                      0.0650
11/01                                                                      0.0650
12/01                                                                      0.0650                             0.0314
1/02                                                                       0.0650
2/02                                                                       0.0650
3/02                                                                       0.0650
4/02                                                                       0.0650
5/02                                                                       0.0650
6/02                                                                       0.0650
7/02                                                                       0.0650
8/02                                                                       0.0650
9/02                                                                       0.0650

The dividend history represents dividends that were paid on the fund's Class A shares and is no guarantee of the fund's future dividends.

TOP FIVE HOLDINGS

(as a percentage of long-term investments--September 30, 2002)

California Educational Facilities Authority Revenue
University Of The Pacific                                    3.1%
---------------------------------------------------------------------
California State Refunding                                   3.0%
---------------------------------------------------------------------
Orange County, California Recovery Certificates
Participation Series A                                       2.2%
---------------------------------------------------------------------
Grossmont, California Union High School District
Certificates Participation                                   2.2%
---------------------------------------------------------------------
Corona, CA Redevelopment Agency Tax Allocation
Redevelopment Project Area Series A Refunding                2.2%
---------------------------------------------------------------------

Subject to change daily.

TOP FIVE SECTORS

(as a percentage of long-term investments)
[BAR GRAPH]

                                                                     SEPTEMBER 30, 2002                 SEPTEMBER 30, 2001
                                                                     ------------------                 ------------------
Public Education                                                           22.20                              20.30
Tax District                                                               21.20                              23.00
General Purpose                                                            14.80                              14.70
Public Building                                                            12.90                               9.40
Water & Sewer                                                              10.20                              10.00

Subject to change daily. All information is provided for informational purposes only and should not be deemed as a recommendation to buy securities in the sectors shown above. Securities are classified by sectors that represent broad groupings of related industries.

                                                                         [PHOTO]
                                                               [PHOTO]

                                                                         [PHOTO]

Q&A WITH YOUR PORTFOLIO MANAGERS

WE RECENTLY SPOKE WITH THE PORTFOLIO MANAGEMENT TEAM FOR THE VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND ABOUT THE KEY EVENTS AND
ECONOMIC FORCES THAT SHAPED THE MARKETS AND INFLUENCED THE
FUND'S RETURN DURING THE 12-MONTH PERIOD ENDED SEPTEMBER
30, 2002. THE FUND IS MANAGED BY THE ADVISER'S MUNICIPAL
TEAM. CURRENT MEMBERS(1) OF THE TEAM INCLUDE DENNIS S.
PIETRZAK, EXECUTIVE DIRECTOR; JOHN R. REYNOLDSON,
EXECUTIVE DIRECTOR; AND JOSEPH A. PIRARO, VICE PRESIDENT.
THE FOLLOWING DISCUSSION REFLECTS THEIR VIEWS ON THE
FUND'S PERFORMANCE.
(1) Team members may change without notice at any time.

Q   WHAT WAS THE MARKET
    ENVIRONMENT OF THE PAST 12 MONTHS?

A   The economic backdrop of the
past 12 months set the tone for historic levels of activity in the municipal bond market. The first six months of the fiscal year saw investors wavering between expectations of economic recovery on the one hand and continued economic malaise on the other. The Federal Reserve Bank continued to stimulate the flagging economy by lowering the federal funds target interest rate three times over the first three months of the period. With that rate at historic lows, the economy appeared to be moving gradually toward recovery.

    Market sentiment turned decidedly negative in the second half of the period. The economic indicators that had been giving mixed to positive signals moved into negative territory in April, and from then to the end of the period the bulk of the economic news came in weaker than expected. This, in combination with corporate mismanagement and geopolitical concerns, led to a marked deterioration in investor sentiment and helped push municipal bond yields to levels not seen since the mid 1960s.

    One of the most significant effects of the drop in yields has been a surge in issuance. Municipalities moved aggressively to lock in lower financing rates by issuing new debt as well as refinancing existing obligations that had been originated during periods of higher interest rates. This wave of new issuance is on track to lift calendar year 2002 above the record of $292 billion in new issuance set in 1993.

    Faltering investor sentiment also prolonged the bear market in equities. While this has been a painful time for equity investors, it appears to have been a boon for municipal bond mutual funds. Investors seeking to put their cash to work have been drawn by the relatively strong performance of municipal bonds and have poured near-record amounts of money into municipal bond funds.

    This is not to say that the bond market was entirely immune to the bad news driving the stock market down. Much of that news centered on corporate-governance scandals and the faltering economy. These factors served to undermine the corporate-backed segments of the municipal market as well and led to general underperformance by lower-rated bonds relative to AAA-rated paper.

    Looking out along the yield curve, the past 12 months also saw two divergent periods of performance for intermediate and long-dated municipal bonds. During the first six months of the period, expectations of economic recovery brought the inevitable fears of rising interest rates. As a result, the short to intermediate portion of the yield curve turned in the best performance for that period. The long end of the curve rallied sharply in the second half of the period, when hopes for a quick recovery proved futile. Even with this rally, however, intermediate bonds still outperformed for the 12-month period.

    The troubled California market was roiled by continued weakness in that state's economy, which led Moody's and Standard & Poor's to downgrade the state's general obligations. The downgrades had little effect on demand for California bonds, however, as issuers successfully brought to market near-record amounts of debt. This is not to say that investors were entirely comfortable with the state's economic prospects--many demanded credit protection, and more than half of the state's issuance was insured in order to address their concerns.

Q   HOW DID THE FUND PERFORM IN
    THIS ENVIRONMENT?

A   The fund continued to provide
shareholders with what we believe to be an attractive level of income, as its monthly dividend of $0.065 per Class A share translates to a distribution rate of 3.88 percent based on the fund's maximum offering price as of September 30, 2002. For the 12-month period ended September 30, 2002, the fund generated a total return of 9.01 percent.

    Performance information for the fund reflects Class A shares at net asset value including combined Rule 12b-1 fees and service fees of up to 0.25 percent and excluding a maximum sales charge of 3.25 percent; if the maximum sales charge were included, the return would be lower. The return above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Of course, past performance is no guarantee of future results. Performance of other share classes will vary. Investment return and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor.

    By comparison, the Lehman Brothers Municipal Bond Index posted a total return of 8.93 percent. This index is an unmanaged, broad-based statistical composite of municipal bonds. Index returns do not include any sales charges or fees that would be paid by an investor purchasing the securities it represents. Such costs would lower performance. It is not possible to invest directly in an index. For additional performance results, please refer to the chart and footnotes on page 5.

Q   WHAT WERE THE KEY DRIVERS OF
    THE FUND'S PERFORMANCE?

A   Two factors drove the fund's
strong performance relative to its benchmark. In keeping with the fund's objective, the portfolio was invested entirely in insured bonds during the period. These bonds enjoyed greater price appreciation as a result of the general decline in interest rates.
The fund also benefited from strong interest-rate positioning along the yield curve. Our focus on the intermediate segment of the curve proved to be a boon, as this segment outperformed strongly for the year.

Q   WHAT STRATEGIES DID YOU PURSUE
    IN MANAGING THE FUND?

A   Our primary strategy during the
period was to realign the fund to protect shareholders from market and economic volatility. As mentioned, one of our primary strategies for doing this was to focus our purchases on intermediate-term bonds. Our analysis at the beginning of the period indicated that this was the segment of the market that offered the greatest relative value, and so we made some selective purchases to boost the portfolio's exposure there. In making these purchases, we emphasized bonds with premium coupons (and thus relatively high income) coupled with the muted interest-rate sensitivity of intermediate debt. This allowed us to capture more yield for the portfolio without subjecting shareholders to excessive interest-rate risk. These bonds were especially attractive to us given the ongoing uncertainty over the potential future path of interest rates.

    We also added selectively to the fund's holdings in sectors tied to essential services such as water and sewer, transportation and education. These bonds are linked to revenues from projects that have historically experienced steady demand and as a result tend to be more stable in uncertain economic times. We continued to avoid bonds in the health-care sector, which tend to underperform the market during rallies. We underweighted housing for similar reasons, since these bonds have structural characteristics that also cause them to lag in strong markets.

Q   WHAT IS YOUR OUTLOOK FOR THE
    MUNICIPAL MARKET?

A   Our outlook remains what it
has been for most of the past year. Economic activity is likely to pick up at some point, though it is difficult to say when. That said, with long-bond yields at 30-year lows, the likelihood of an impending turn in the cycle may be higher than previously thought. As a result, we will continue to watch the economy closely for any signs of recovery that might induce the Fed to raise interest rates. We also expect equity market sentiment to continue to be a key driver of cash flows into our market. Municipal bond funds are likely to continue to enjoy strong inflows as long as stocks remain weak.

    While California's economy is showing some scattered signs of strength, the state's overall economic health remains in question. The depth of the state's budget deficit is a concern, as is the potential fallout from the dockworkers' strike. We anticipate that issuance will remain high, however, with $11 billion on the docket for October alone. We believe the state will continue to offer attractive investment opportunities, though near-term uncertainty will call for diligent monitoring. As always, we will continue to watch the market closely for signs of change.

                           ANNUAL HOUSEHOLDING NOTICE

To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

GLOSSARY OF TERMS

A HELPFUL GUIDE TO SOME OF THE COMMON TERMS YOU'RE LIKELY TO SEE IN THIS REPORT AND OTHER FINANCIAL PUBLICATIONS.

BOND: A debt security issued by a government or corporation that pays the bondholder a stated rate of interest and repays the principal at the maturity date.

CREDIT RATING: An evaluation of a bond issuer's credit history and capability of repaying debt obligations. Standard & Poor's Ratings Group and Moody's Investors Service are two companies that assign credit ratings. Standard & Poor's ratings range from a high of AAA to a low of D, while Moody's ratings range from a high of Aaa to a low of C.

DURATION: A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-rate environments, while funds with longer durations perform better when rates decline.

FEDERAL RESERVE BOARD (THE FED): The governing body of the Federal Reserve System, the central bank of the United States. Its policy-making unit, the Federal Open Market Committee, meets at least eight times a year to establish monetary policy and monitor the economic pulse of the United States.

GENERAL OBLIGATION BONDS: Bonds backed by the full faith and credit (taxing authority) of the issuer for timely payment of interest and principal. Such bonds are issued to finance essential government projects, such as highways and schools.

YIELD CURVE: The pattern that results from viewing the yields of U.S. Treasury securities maturing in 1, 5, 10 and 30 years. When grouped together and graphed, a pattern of increasing yield is often reflected as the time to maturity extends. This pattern creates an upward sloping curve. A "flat" yield curve represents little difference between short- and long-term interest rates, while a "negative" yield curve represents decreasing yields as the time to maturity extends.

                        BY THE NUMBERS

YOUR FUND'S INVESTMENTS

September 30, 2002
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                 COUPON    MATURITY      VALUE
           CALIFORNIA MUNICIPAL BONDS  98.1%
$ 1,925    Alhambra, CA City Elem Sch Dist Cap Apprec
           Ser A (FSA Insd)...........................   *       09/01/20   $    836,894
  2,900    Anaheim, CA Pub Fin Auth Rev Elec Sys
           Generation Ser B Rfdg (FSA Insd)...........  5.000%   10/01/16      3,214,070
  2,000    Anaheim, CA Pub Fin Auth Tax Alloc Rev
           (Inverse Fltg) (MBIA Insd)................. 11.370    12/28/18      2,910,160
  4,070    Anaheim, CA Uni High Sch Dist Ser A (FSA
           Insd)......................................  5.000    08/01/25      4,268,005
  1,430    Bay Area Govt Assn CA Lease Rev Cap Proj
           Ser A (AMBAC Insd).........................  5.250    07/01/17      1,596,195
  3,000    Bay Area Govt Assn CA Rev Tax Alloc CA
           Redev Agy Pool Ser A2 (FSA Insd)...........  6.400    12/15/14      3,367,800
  1,730    Brea & Olinda, CA Uni Sch Dist Ser A Rfdg
           (FSA Insd).................................  5.500    08/01/17      1,980,227
  1,850    Brea & Olinda, CA Uni Sch Dist Ser A Rfdg
           (FSA Insd).................................  5.500    08/01/18      2,102,580
  7,000    California Edl Fac Auth Rev Univ of the
           Pacific (MBIA Insd)........................  5.875    11/01/20      8,148,420
  2,000    California Hlth Fac Fin Auth Rev Kaiser
           Permanente Ser A (FSA Insd)................  5.550    08/15/25      2,024,180
  1,050    California Spl Dist Assn Fin Corp Ctfs
           Partn Pgm Ser DD (FSA Insd)................  5.625    01/01/27      1,125,453
  1,250    California St (FGIC Insd)..................  6.250    09/01/12      1,571,200
  2,450    California St (FGIC Insd)..................  5.000    10/01/14      2,677,433
  2,270    California St (XLCA Insd)..................  6.250    09/01/12      2,864,331
  1,200    California St Dept Transn Ctfs Ser A Rfdg
           (MBIA Insd)................................  5.250    03/01/16      1,332,252
  2,000    California St Dept Vet Affairs Ser A (AMBAC
           Insd)......................................  5.300    12/01/21      2,133,040
  2,500    California St Pub Wks Brd Lease Dept
           Corrections Ten Admin Ser A (AMBAC Insd)...  5.250    03/01/17      2,789,950
  4,125    California St Pub Wks Brd Lease Rev CA St
           Univ Ser A Rfdg (AMBAC Insd)...............  5.500    10/01/14      4,652,216
  2,000    California St Pub Wks Brd Lease Rev Dept
           Corrections Ser B Rfdg (AMBAC Insd)........  5.250    01/01/12      2,332,120
  1,000    California St Pub Wks Brd Lease Rev Var
           Cmnty College Proj Ser B Rfdg (AMBAC
           Insd)......................................  5.625    03/01/16      1,123,500

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                 COUPON    MATURITY      VALUE
           CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 2,000    California St Rfdg (FSA Insd)..............  5.250%   02/01/10   $  2,303,500
  3,185    California St Rfdg (XLCA Insd).............  5.250    02/01/11      3,703,582
  2,000    California St Rfdg (FSA Insd)..............  5.500    03/01/12      2,331,480
  7,750    California St Rfdg (FGIC Insd).............  5.000    02/01/23      8,019,390
  1,000    California St Univ Rev & Colleges
           Systemwide Ser A (AMBAC Insd)..............  5.375    11/01/18      1,129,560
  1,000    Carson, CA Redev Agy Redev Proj Area No 1
           Tax Alloc (MBIA Insd)......................  5.500    10/01/15      1,195,330
  2,000    Castaic Lake Wtr Agy CA Ctfs Partn Wtr Sys
           Impt Proj Ser A Rfdg (MBIA Insd) (a).......  7.000    08/01/12      2,651,820
  3,000    Castaic Lake Wtr Agy CA Rev Ctfs Partn Ser
           A (MBIA Insd)..............................  5.250    08/01/23      3,218,280
  2,000    Cerritos, CA Pub Fin Auth Rev Tax Alloc
           Redev Proj Ser A (AMBAC Insd) (b)..........  5.000    11/01/19      2,244,460
  2,335    Chaffey, CA Uni High Sch Dist Ser B (FGIC
           Insd)......................................  5.500    08/01/16      2,686,768
  1,205    Channel Islands Beach, CA Cmnty Svcs Dist
           Ctfs Partn CA Spl Dist Fin Proj BB (FSA
           Insd)......................................  5.700    09/01/21      1,314,944
  1,105    Chino, CA Ctf Part Redev Agy (MBIA Insd)...  6.200    09/01/18      1,170,328
  1,550    Contra Costa, CA Wtr Auth Wtr Treatment Rev
           Ser A Rfdg (FGIC Insd).....................  5.750    10/01/14      1,586,177
  5,165    Corona, CA Redev Agy Tax Alloc Redev Proj
           Area Ser A Rfdg (FGIC Insd)................  6.250    09/01/13      5,706,344
  1,000    Coronado, CA Uni Sch Dist Ser B (FGIC
           Insd)......................................  5.375    08/01/26      1,092,430
  1,000    East Bay, CA Muni Util Dist Spl Dist No 1
           Ser E (FGIC Insd)..........................  5.000    04/01/15      1,013,800
  1,000    East Bay, CA Muni Util Dist Wtr Sys Rev
           (MBIA Insd)................................  5.000    06/01/21      1,058,690
  1,360    Folsom, CA Pub Fin Auth City Hall & Cmnty
           Ctr Rfdg (FSA Insd)........................  5.000    10/01/16      1,508,893
  1,300    Folsom Cordova, CA Uni Sch Dist Sch Fac
           Impt Dist No 2 Ser A (MBIA Insd)...........  5.375    10/01/17      1,473,186
  1,480    Fontana, CA Redev Agy Tax Alloc Dwntwn
           Redev Proj Rfdg (MBIA Insd)................  5.000    09/01/21      1,558,514
  2,000    Foothill/Eastern Corridor Agy CA Toll Rd
           Rev Cap Apprec Rfdg (MBIA Insd)............  5.000    01/15/16      2,188,760
    650    Fresno, CA Jt Pwrs Fin Auth Ser A (FSA
           Insd)......................................  5.000    06/01/17        706,368
    590    Fresno, CA Uni Sch Dist Ser C Rfdg (MBIA
           Insd)......................................  5.900    08/01/17        726,078
    630    Fresno, CA Uni Sch Dist Ser C Rfdg (MBIA
           Insd)......................................  5.900    08/01/18        773,993

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                 COUPON    MATURITY      VALUE
           CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$   675    Fresno, CA Uni Sch Dist Ser C Rfdg (MBIA
           Insd)......................................  5.900%   08/01/19   $    826,774
    720    Fresno, CA Uni Sch Dist Ser C Rfdg (MBIA
           Insd)......................................  5.900    08/01/20        884,340
 20,000    Grossmont, CA Uni High Sch Dist Ctf Partn
           (MBIA Insd)................................   *       11/15/21      5,718,800
  1,750    Hacienda La Puente, CA Uni Sch Dist Ser A
           (MBIA Insd)................................  5.500    08/01/20      1,967,105
  1,250    Hemet, CA Uni Sch Dist Ctfs Partn Nutrition
           Ctr Proj (FSA Insd)........................  5.875    04/01/27      1,364,725
  1,950    Imperial Irr Dist CA Ctfs Partn Wtr Sys
           Proj (AMBAC Insd)..........................  5.000    07/01/19      2,091,940
  2,000    Inglewood, CA Redev Agy Tax Alloc Merged
           Redev Proj Ser A Rfdg (AMBAC Insd).........  5.250    05/01/23      2,244,540
  1,715    Irvine, CA Pub Facs & Infrastructure Ser B
           (AMBAC Insd)...............................  5.000    09/02/23      1,769,846
  2,250    La Mesa Spring Vly, CA Sch Dist Ser A (FGIC
           Insd)......................................  5.000    08/01/26      2,357,640
  2,000    La Quinta, CA Redev Agy Tax Redev Proj Area
           No 1 (AMBAC Insd)..........................  5.000    09/01/22      2,134,240
  1,000    Livermore-Amador Vly Wtr Mgmt Agy CA Swr
           Rev Ser A (AMBAC Insd).....................  5.250    08/01/16      1,119,470
  1,000    Long Beach, CA Bond Fin Auth Lease Rev
           Rainbow Harbor Refin Proj A (AMBAC Insd)...  5.250    05/01/24      1,061,210
  1,200    Long Beach, CA Bond Fin Auth Pub Lease
           Safety Facs Projs (AMBAC Insd).............  5.250    11/01/15      1,374,384
  1,260    Long Beach, CA Bond Fin Auth Pub Lease
           Safety Facs Projs (AMBAC Insd).............  5.250    11/01/16      1,428,223
  1,545    Long Beach, CA Bond Fin Auth Pub Lease
           Safety Facs Projs (AMBAC Insd).............  5.250    11/01/20      1,700,566
  2,740    Los Angeles Cnty, CA Ctfs Partn Antelope
           Vly Courthouse Ser A (AMBAC Insd)..........  5.750    11/01/16      3,213,993
  1,000    Los Angeles Cnty, CA Ctfs Partn Disney Pkg
           Proj Rfdg (AMBAC Insd).....................  4.750    03/01/23      1,019,470
  1,000    Los Angeles Cnty, CA Met Tran Auth Sales
           Tax Rev Prop A First Tier Sr Ser C Rfdg
           (AMBAC Insd)...............................  5.000    07/01/23      1,041,320
  2,000    Los Angeles Cnty, CA Met Tran Auth Sales
           Tax Rev Prop A Second Tier Sr Ser A Rfdg
           (AMBAC Insd)...............................  5.000    07/01/25      2,029,880

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                 COUPON    MATURITY      VALUE
           CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 1,235    Los Angeles Cnty, CA Met Tran Auth Sales
           Tax Rev Prop C Second Tier Sr Ser A Rfdg
           (FGIC Insd)................................  5.000%   07/01/15   $  1,357,277
  1,000    Los Angeles Cnty, CA Met Tran Auth Sales
           Tax Rev Prop C Second Tier Sr Ser A Rfdg
           (FGIC Insd)................................  5.000    07/01/16      1,099,010
  1,265    Los Angeles Cnty, CA Schs Regionalized
           Business Svcs Ctfs Partn Cap Apprec Pooled
           Fin Ser A (AMBAC Insd).....................   *       08/01/24        431,289
  1,320    Los Angeles Cnty, CA Schs Regionalized
           Business Svcs Ctfs Partn Cap Apprec Pooled
           Fin Ser A (AMBAC Insd).....................   *       08/01/25        426,505
  2,460    Los Angeles Cnty, CA Schs Regionalized
           Business Svcs Ctfs Partn Cap Apprec Pooled
           Fin Ser A (AMBAC Insd).....................   *       08/01/28        679,034
    381    Los Angeles Cnty, CA Tran Comm Lease Rev
           Dia RR Lease Ltd (FSA Insd)................  7.375    12/15/06        385,778
  1,000    Los Angeles, CA Cmnty College Dist Ctf Part
           City College Satellite Ser A (MBIA Insd)...  5.000    08/01/26      1,043,100
  2,380    Los Angeles, CA Mtg Rev FHA Security 8
           Asstd Proj Ser A Rfdg (MBIA Insd)..........  6.100    07/01/25      2,454,780
  2,000    Los Angeles, CA Muni Impt Corp Lease Rev
           Cent Lib Proj Ser B Rfdg (MBIA Insd).......  5.375    06/01/15      2,085,240
  1,000    Los Angeles, CA Ser A (MBIA Insd)..........  5.000    09/01/16      1,098,370
  1,375    Los Angeles, CA Spl Assmt Landscaping & Ltg
           Dist No 96 (AMBAC Insd)....................  5.000    03/01/21      1,461,446
  1,000    Los Angeles, CA Uni Sch Dist 1997 Election
           Ser E (MBIA Insd) (b)......................  5.500    07/01/17      1,149,280
  2,000    Los Angeles, CA Uni Sch Dist Ser D
           (Prerefunded @ 07/01/10) (FGIC Insd).......  5.625    07/01/15      2,388,900
  1,750    Los Angeles, CA Wastewtr Sys Rev Ser A
           (FGIC Insd)................................  5.000    06/01/28      1,813,525
  1,500    Modesto, CA Irr Dist Ctfs Partn Cap Impts
           Ser A (FSA Insd)...........................  5.250    07/01/18      1,661,460
  1,105    Monrovia, CA Fin Auth Lease Rev Hillside
           Wilderness Preserve (AMBAC Insd)...........  5.000    12/01/20      1,201,135
  2,000    Montclair, CA Redev Agy Tax Redev Proj No V
           Rfdg (MBIA Insd)...........................  5.000    10/01/20      2,092,140
  1,000    Mount Pleasant, CA Elem Sch Dist 1998
           Election Ser C (FSA Insd)..................  5.500    03/01/26      1,097,290
  1,570    Mountain View, CA Shoreline Tax Alloc Ser A
           (MBIA Insd)................................  5.250    08/01/16      1,764,743

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                 COUPON    MATURITY      VALUE
           CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$   370    M-S-R Pub Pwr Agy CA San Juan Proj Rev Adj
           Sub Lien Ser E (MBIA Insd).................  6.000%   07/01/22   $    373,326
  1,500    Murrieta, CA Redev Agy Tax Redev Proj (MBIA
           Insd)......................................  4.875    08/01/22      1,568,625
  2,000    Natomas, CA Uni Sch Dist Rfdg (FGIC
           Insd)......................................  5.250    09/01/16      2,247,400
  1,250    North City West, CA Sch Fac Fin Auth Spl
           Tax Ser B Rfdg (FSA Insd)..................  5.750    09/01/15      1,431,287
  3,915    Oak Grove, CA Sch Dist 1995 Election (FGIC
           Insd)......................................  5.250    08/01/25      4,181,337
  1,000    Oakland, CA Uni Sch Dist Alameda Cnty (FSA
           Insd)......................................  5.000    08/01/17      1,069,450
  1,930    Ontario, CA Redev Fin Auth Rev Proj No 1
           Ctr City & Cimarron (MBIA Insd)............  5.250    08/01/15      2,190,241
  3,025    Orange Cnty, CA Pub Fin Auth Lease Rev
           Juvenile Justice Ctr Fac Rfdg (AMBAC
           Insd)......................................  5.375    06/01/17      3,445,535
  5,000    Orange Cnty, CA Recovery Ctfs Partn Ser A
           (MBIA Insd)................................  5.800    07/01/16      5,734,000
  1,340    Palm Springs, CA Fin Lease Rev Convention
           Ctr Proj Ser A Rfdg (MBIA Insd)............  5.250    11/01/19      1,482,871
  1,000    Perris, CA Sch Dist Ctfs Partn Rfdg (FSA
           Insd)......................................  6.100    03/01/16      1,080,740
  2,020    Pomona, CA Pub Fin Auth Rev Merged Redev
           Proj Ser AD (MBIA Insd)....................  5.000    02/01/15      2,224,303
  1,110    Pomona, CA Pub Fin Auth Rev Merged Redev
           Proj Ser AD (MBIA Insd)....................  5.000    02/01/16      1,210,566
  1,360    Port Hueneme, CA Ctfs Partn Cap Impt Pgm
           Rfdg (MBIA Insd)...........................  6.000    04/01/19      1,677,873
  1,055    Poway, CA Redev Agy Tax Alloc Paguay Redev
           Proj (AMBAC Insd)..........................  5.375    06/15/20      1,173,519
  3,000    Rancho Cucamonga, CA Redev Agy Rancho Redev
           Proj (MBIA Insd)...........................  5.375    09/01/25      3,240,180
  1,680    Rancho, CA Wtr Dist Spl Tax Cmnty Fac Dist
           883 Ser A Rfdg (AMBAC Insd)................  6.000    09/01/17      1,891,814
  1,000    Redding, CA Elec Sys Rev Ctfs Partn
           (Inverse Fltg) (MBIA Insd)................. 11.286    07/01/22      1,467,370
  2,000    Rialto, CA Spl Tax Cmnty Fac Dist 87-1 Rfdg
           (FSA Insd).................................  5.625    09/01/18      2,242,180
  1,000    Riverside Cnty, CA Ctfs Partn Historic
           Courthouse Proj (MBIA Insd)................  5.875    11/01/27      1,100,130
  1,755    Rohnert Pk, CA Cmnty Dev Agy Tax Alloc
           Rohnert Redev Proj (MBIA Insd).............   *       08/01/31        413,671
  1,755    Rohnert Pk, CA Cmnty Dev Agy Tax Alloc
           Rohnert Redev Proj (MBIA Insd).............   *       08/01/33        373,078

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                 COUPON    MATURITY      VALUE
           CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 1,755    Rohnert Pk, CA Cmnty Dev Agy Tax Alloc
           Rohnert Redev Proj (MBIA Insd).............   *       08/01/35   $    336,574
  1,310    Rowland, CA Uni Sch Dist Ser A (FSA
           Insd)......................................  5.500%   09/01/20      1,473,816
  2,000    Sacramento, CA Regl Arpts Fac Fin Auth Ctfs
           Partn (AMBAC Insd).........................  5.000    09/01/32      2,088,680
  1,000    San Diego, CA Indl Dev Rev San Diego Gas &
           Elec Ser A (MBIA Insd).....................  6.400    09/01/18      1,023,450
  1,595    San Diego, CA Uni Sch Dist Ser C (FSA
           Insd)......................................  5.000    07/01/17      1,759,875
  1,500    San Francisco, CA City & Cnty Redev Fin
           Auth Tax Alloc San Francisco Redev Projs
           Ser A (FSA Insd)...........................  5.000    08/01/15      1,628,310
  2,000    San Francisco, CA City & Cnty Second Ser
           Issue 26B (FGIC Insd)......................  5.000    05/01/22      2,103,560
  2,675    San Jose, CA Fin Auth Lease Rev Convention
           Ctr Proj Ser F Rfdg (MBIA Insd)............  5.000    09/01/17      2,916,900
  1,000    San Leandro, CA Ctf Partn Lib & Fire
           Stations Fin (AMBAC Insd)..................  5.750    11/01/29      1,115,280
  1,000    San Leandro, CA Jt Proj Area Fin (MBIA
           Insd)......................................  5.100    12/01/26      1,056,410
  1,260    San Luis, CA Wtr Dists Rev Ctfs Partn Cap
           Impt Proj Rfdg (AMBAC Insd)................  5.500    11/01/16      1,428,966
  4,830    San Marcos, CA Redev Agy Tax Alloc (FSA
           Insd)......................................  5.375    08/01/25      5,205,146
  2,000    San Mateo, CA Uni High Sch Dist Cap Apprec
           Election of 2000 Ser B (FGIC Insd).........   *       09/01/24        678,220
  1,855    Santa Barbara Cnty, CA Ctfs Partn (AMBAC
           Insd)......................................  5.000    12/01/17      2,052,929
  1,075    Santa Clara Cnty, CA Brd Ed Rfdg (MBIA
           Insd)......................................  5.000    04/01/25      1,130,169
  2,065    Santa Fe Springs, CA Cmnty Dev Comm Tax
           Alloc Ser A Rfdg (MBIA Insd)...............  5.375    09/01/21      2,257,148
  2,000    Santa Fe Springs, CA Cmnty Dev Comm Tax
           Alloc Ser A Rfdg (MBIA Insd)...............  5.375    09/01/20      2,228,760
  1,615    Southern CA Pub Pwr Auth Proj San Juan Unit
           3 Ser A Rfdg (FSA Insd)....................  5.375    01/01/11      1,895,412
  2,750    Southern CA Pub Pwr Transn Rev Southn
           Transmission Sub Ser A Rfdg (FSA Insd).....  5.250    07/01/16      3,102,165
  1,135    Sweetwater, CA Auth Wtr Rev (FSA Insd).....  5.250    04/01/15      1,271,030
  1,195    Sweetwater, CA Auth Wtr Rev (FSA Insd).....  5.250    04/01/16      1,338,221
  1,500    Tahoe Truckee, CA Uni Sch Dist Sch Facs
           Impt Dist No 1 Rfdg (MBIA Insd)............  5.500    08/01/18      1,772,670
  2,150    Temecula, CA Redev Agy Tax Alloc Rev
           Temecula Redev Proj No 1 (MBIA Insd).......  5.125    08/01/27      2,246,879

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                   COUPON      MATURITY      VALUE
           CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$   570    Temecula Vly, CA Uni Sch Dist Ctfs Partn
           Rfdg (FSA Insd)............................      6.000%   09/01/18   $    653,100
  1,000    University of CA Rev Multi Purp Proj Ser F
           (FGIC Insd)................................      5.000    09/01/16      1,084,440
  1,000    University of CA Rev Multi Purp Proj Ser M
           (FGIC Insd)................................      5.125    09/01/17      1,082,870
  1,000    University of CA Rev Resh Fac Ser E (AMBAC
           Insd)......................................      5.000    09/01/19      1,074,090
  1,540    Vallejo City, CA Uni Sch Dist Ser A Rfdg
           (MBIA Insd)................................      5.900    02/01/20      1,884,714
  2,000    Ventura Cnty, CA Ctfs Partn Pub Fin Auth
           Ser I (FSA Insd)...........................      5.250    08/15/16      2,238,720
  2,000    Vista, CA Uni Sch Dist Ser A (FSA Insd)....      5.000    08/01/23      2,103,840
  2,000    Westlands, CA Wtr Dist Rev Ctfs (MBIA
           Insd)......................................      5.000    09/01/29      2,098,660
  1,415    William S Hart, CA Uni High Sch Fac Proj
           (MBIA Insd)................................      5.800    09/01/18      1,645,673
                                                                                ------------

TOTAL LONG-TERM INVESTMENTS  98.1%
  (Cost $239,696,860)........................................................    263,247,642

SHORT-TERM INVESTMENTS  1.8%
  (Cost $4,800,000)..........................................................      4,800,000
                                                                                ------------
TOTAL INVESTMENTS  99.9%
  (Cost $244,496,860)........................................................    268,047,642
OTHER ASSETS IN EXCESS OF LIABILITIES  0.1%..................................        351,491
                                                                                ------------

NET ASSETS  100.0%...........................................................   $268,399,133
                                                                                ============

 * Zero coupon bond

(a) Assets segregated as collateral for when-issued or delayed delivery purchase commitments.

(b) Securities purchased on a when-issued or delayed delivery basis.

AMBAC--AMBAC Indemnity Corp.
FGIC--Financial Guaranty Insurance Co.
FSA--Financial Security Assurance Inc.
MBIA--Municipal Bond Investors Assurance Corp.
XLCA--XL Capital Assurance

                                               See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
September 30, 2002

ASSETS:
Total Investments (Cost $244,496,860).......................  $268,047,642
Cash........................................................       190,957
Receivables:
  Interest..................................................     2,898,880
  Fund Shares Sold..........................................     1,101,779
Other.......................................................        96,753
                                                              ------------
    Total Assets............................................   272,336,011
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     2,909,667
  Income Distributions......................................       288,577
  Fund Shares Repurchased...................................       241,678
  Distributor and Affiliates................................       163,011
  Investment Advisory Fee...................................       100,907
Trustees' Deferred Compensation and Retirement Plans........       143,069
Accrued Expenses............................................        89,969
                                                              ------------
    Total Liabilities.......................................     3,936,878
                                                              ------------
NET ASSETS..................................................  $268,399,133
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $242,460,508
Net Unrealized Appreciation.................................    23,550,782
Accumulated Net Realized Gain...............................     2,279,891
Accumulated Undistributed Net Investment Income.............       107,952
                                                              ------------
NET ASSETS..................................................  $268,399,133
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $200,350,518 and 10,301,649 shares of
    beneficial interest issued and outstanding).............  $      19.45
    Maximum sales charge (3.25%* of offering price).........           .65
                                                              ------------
    Maximum offering price to public........................  $      20.10
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $53,011,707 and 2,727,581 shares of
    beneficial interest issued and outstanding).............  $      19.44
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $15,036,908 and 773,993 shares of
    beneficial interest issued and outstanding).............  $      19.43
                                                              ============

* On sales of $25,000 or more, the sales charge will be reduced.

See Notes to Financial Statements

Statement of Operations
For the Year Ended September 30, 2002

INVESTMENT INCOME:
Interest....................................................  $12,329,573
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    1,148,157
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $443,428, $512,679 and $117,391,
  respectively).............................................    1,073,498
Shareholder Services........................................      131,894
Legal.......................................................       28,576
Custody.....................................................       21,822
Trustees' Fees and Related Expenses.........................       21,294
Other.......................................................      187,317
                                                              -----------
    Total Expenses..........................................    2,612,558
    Less Credits Earned on Cash Balances....................        7,947
                                                              -----------
    Net Expenses............................................    2,604,611
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 9,724,962
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $ 2,313,461
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   14,414,811
  End of the Period.........................................   23,550,782
                                                              -----------
Net Unrealized Appreciation During the Period...............    9,135,971
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $11,449,432
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $21,174,394
                                                              ===========

                                               See Notes to Financial Statements

Statements of Changes in Net Assets

                                                    YEAR ENDED            YEAR ENDED
                                                SEPTEMBER 30, 2002    SEPTEMBER 30, 2001
                                                ----------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..........................    $  9,724,962          $  8,932,599
Net Realized Gain..............................       2,313,461             3,653,966
Net Unrealized Appreciation During the
  Period.......................................       9,135,971             7,322,293
                                                   ------------          ------------
Change in Net Assets from Operations...........      21,174,394            19,908,858
                                                   ------------          ------------

Distributions from Net Investment Income:
  Class A Shares...............................      (7,620,889)           (6,885,041)
  Class B Shares...............................      (1,810,095)           (1,478,791)
  Class C Shares...............................        (414,336)             (287,197)
                                                   ------------          ------------
                                                     (9,845,320)           (8,651,029)
                                                   ------------          ------------

Distributions from Net Realized Gain:
  Class A Shares...............................        (295,777)                  -0-
  Class B Shares...............................         (88,471)                  -0-
  Class C Shares...............................         (19,226)                  -0-
                                                   ------------          ------------
                                                       (403,474)                  -0-
                                                   ------------          ------------
Total Distributions............................     (10,248,794)           (8,651,029)
                                                   ------------          ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES...................................      10,925,600            11,257,829
                                                   ------------          ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold......................      65,568,344            55,582,238
Net Asset Value of Shares Issued Through
  Dividend Reinvestment........................       6,741,692             5,438,114
Cost of Shares Repurchased.....................     (48,379,678)          (36,135,855)
                                                   ------------          ------------
NET CHANGE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS.................................      23,930,358            24,884,497
                                                   ------------          ------------
TOTAL INCREASE IN NET ASSETS...................      34,855,958            36,142,326
NET ASSETS:
Beginning of the Period........................     233,543,175           197,400,849
                                                   ------------          ------------
End of the Period (Including accumulated
  undistributed net investment income of
  $107,952 and $125,905, respectively).........    $268,399,133          $233,543,175
                                                   ============          ============

See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                            NINE
                                                                           MONTHS       YEAR
                                         YEAR ENDED SEPTEMBER 30,           ENDED      ENDED
CLASS A SHARES                      -----------------------------------   SEPT. 30,   DEC. 31,
                                    2002 (C)    2001     2000     1999      1998        1997
                                    ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................   $18.64    $17.67   $17.28   $18.77    $18.29      $17.61
                                     ------    ------   ------   ------    ------      ------
  Net Investment Income...........      .77       .81      .82      .83       .64         .88
  Net Realized and Unrealized
    Gain/Loss.....................      .85       .94      .38    (1.45)      .50         .65
                                     ------    ------   ------   ------    ------      ------
Total from Investment
  Operations......................     1.62      1.75     1.20     (.62)     1.14        1.53
                                     ------    ------   ------   ------    ------      ------
Less:
  Distributions from Net
    Investment Income.............      .78       .78      .81      .87       .66         .85
  Distributions from Net Realized
    Gain..........................      .03       -0-      -0-      -0-       -0-         -0-
                                     ------    ------   ------   ------    ------      ------
Total Distributions...............      .81       .78      .81      .87       .66         .85
                                     ------    ------   ------   ------    ------      ------
NET ASSET VALUE, END OF THE
  PERIOD..........................   $19.45    $18.64   $17.67   $17.28    $18.77      $18.29
                                     ======    ======   ======   ======    ======      ======

Total Return (a)..................    9.01%    10.09%    7.20%   -3.44%     6.38%*      8.93%
Net Assets at End of the Period
  (In millions)...................   $200.4    $174.9   $152.5   $162.0    $151.0      $140.7
Ratio of Expenses to Average Net
  Assets (b)......................     .87%      .89%     .98%     .92%      .88%        .96%
Ratio of Net Investment Income to
  Average Net Assets..............    4.18%     4.43%    4.79%    4.52%     4.66%       4.96%
Portfolio Turnover................      32%       39%      52%      44%       21%*        46%

 * Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 3.25% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended September 30, 2000.

(c) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets from 4.16% to 4.18%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

                                               See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                             NINE
                                                                            MONTHS       YEAR
                                          YEAR ENDED SEPTEMBER 30,           ENDED      ENDED
CLASS B SHARES                       -----------------------------------   SEPT. 30,   DEC. 31,
                                     2002 (C)    2001     2000     1999      1998        1997
                                     ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...........................   $18.65    $17.69   $17.26   $18.76    $18.29      $17.60
                                      ------    ------   ------   ------    ------      ------
  Net Investment Income............      .63       .67      .68      .68       .53         .74
  Net Realized and Unrealized
    Gain/Loss......................      .84       .94      .43    (1.45)      .50         .67
                                      ------    ------   ------   ------    ------      ------
Total from Investment Operations...     1.47      1.61     1.11     (.77)     1.03        1.41
                                      ------    ------   ------   ------    ------      ------
Less:
  Distributions from Net Investment
    Income.........................      .65       .65      .68      .73       .56         .72
  Distributions from Net Realized
    Gain...........................      .03       -0-      -0-      -0-       -0-         -0-
                                      ------    ------   ------   ------    ------      ------
Total Distributions................      .68       .65      .68      .73       .56         .72
                                      ------    ------   ------   ------    ------      ------
NET ASSET VALUE, END OF THE
  PERIOD...........................   $19.44    $18.65   $17.69   $17.26    $18.76      $18.29
                                      ======    ======   ======   ======    ======      ======

Total Return (a)...................    8.16%     9.27%    6.63%   -4.20%     5.76%*      8.19%
Net Assets at End of the Period (In
  millions)........................   $ 53.0    $ 47.7   $ 38.3   $ 45.3    $ 40.1      $ 31.0
Ratio of Expenses to Average Net
  Assets (b).......................    1.63%     1.65%    1.74%    1.68%     1.64%       1.72%
Ratio of Net Investment Income to
  Average Net Assets...............    3.42%     3.67%    4.03%    3.76%     3.89%       4.18%
Portfolio Turnover.................      32%       39%      52%      44%       21%*        46%

 * Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 3%, charged on certain redemptions made within one year of purchase and declining to 0% after the fourth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended September 30, 2000.

(c) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets from 3.40% to 3.42%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                             NINE
                                                                            MONTHS       YEAR
                                          YEAR ENDED SEPTEMBER 30,           ENDED      ENDED
CLASS C SHARES                       -----------------------------------   SEPT. 30,   DEC. 31,
                                     2002 (C)    2001     2000     1999      1998        1997
                                     ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...........................   $18.64    $17.68   $17.26   $18.75    $18.29      $17.60
                                      ------    ------   ------   ------    ------      ------
  Net Investment Income............      .64       .68      .68      .69       .53         .74
  Net Realized and Unrealized
    Gain/Loss......................      .83       .93      .42    (1.45)      .49         .67
                                      ------    ------   ------   ------    ------      ------
Total from Investment Operations...     1.47      1.61     1.10     (.76)     1.02        1.41
                                      ------    ------   ------   ------    ------      ------
Less:
  Distributions from Net Investment
    Income.........................      .65       .65      .68      .73       .56         .72
  Distributions from Net Realized
    Gain...........................      .03       -0-      -0-      -0-       -0-         -0-
                                      ------    ------   ------   ------    ------      ------
Total Distributions................      .68       .65      .68      .73       .56         .72
                                      ------    ------   ------   ------    ------      ------
NET ASSET VALUE, END OF THE
  PERIOD...........................   $19.43    $18.64   $17.68   $17.26    $18.75      $18.29
                                      ======    ======   ======   ======    ======      ======

Total Return (a)...................    8.16%     9.27%    6.57%   -4.15%     5.70%*      8.19%
Net Assets at End of the Period (In
  millions)........................   $ 15.0    $ 11.0   $  6.6   $  7.4    $  4.8      $  3.8
Ratio of Expenses to Average Net
  Assets (b).......................    1.63%     1.65%    1.74%    1.69%     1.63%       1.71%
Ratio of Net Investment Income to
  Average Net Assets...............    3.41%     3.67%    4.03%    3.75%     3.87%       4.15%
Portfolio Turnover.................      32%       39%      52%      44%       21%*        46%

 * Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended September 30, 2000.

(c) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets from 3.39% to 3.41%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

                                               See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

September 30, 2002

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen California Insured Tax Free Fund (the "Fund") is organized as a series of the Van Kampen Tax Free Trust, a Delaware business trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to provide only California investors with a high level of current income exempt from federal and California income taxes, with liquidity and safety of principal, primarily through investment in a diversified portfolio of insured California municipal securities. The Fund commenced investment operations on December 13, 1985. The distribution of the Fund's Class B shares and Class C shares commenced on April 30, 1993 and August 13, 1993, respectively.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will maintain, in a segregated account with its custodian, assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At September 30, 2002, the Fund had $2,206,340 of when-issued and delayed delivery purchase commitments.

NOTES TO
FINANCIAL STATEMENTS

September 30, 2002

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

    As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. Prior to October 1, 2001, the Fund did not accrete market discount on fixed income securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $102,405 increase in cost of securities and a corresponding $102,405 decrease in net unrealized appreciation based on securities held by the Fund on October 1, 2001.

    The effect of this change for the year ended September 30, 2002 was to increase net investment income by $53,541; increase net unrealized appreciation by $5,361 and decrease net realized gains by $58,902. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    At September 30, 2002, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $244,399,816
                                                                ============
Gross tax unrealized appreciation...........................    $ 23,647,826
Gross tax unrealized depreciation...........................             -0-
                                                                ------------
Net tax unrealized appreciation on investments..............    $ 23,647,826
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually.

NOTES TO
FINANCIAL STATEMENTS

September 30, 2002

    The tax character of distributions paid during the years ended September 30, 2002 and 2001 was as follows:

                                                                2002       2001
Distributions paid from:
  Ordinary income...........................................  $ 48,176    $9,416
  Long-term capital gain....................................   385,485       -0-
                                                              --------    ------
                                                              $433,661    $9,416
                                                              ========    ======

    As of September 30, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $   67,992
Undistributed long-term capital gain........................     2,305,358

F. INSURANCE EXPENSE The Fund typically invests in insured bonds. Any portfolio securities not specifically covered by a primary insurance policy are insured secondarily through the Fund's portfolio insurance policy. Insurance premiums are based on the daily balances of uninsured bonds in the portfolio of investments and are charged to expense on an accrual basis. The insurance policy guarantees the timely payment of principal and interest on the securities in the Fund's portfolio.

G. EXPENSE REDUCTIONS During the year ended September 30, 2002, the Fund's custody fee was reduced by $7,947 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND
OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, Van Kampen Investment Advisory Corp. (the "Adviser") will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $100 million..........................................      .500%
Next $150 million...........................................      .450%
Next $250 million...........................................      .425%
Over $500 million...........................................      .400%

    For the year ended September 30, 2002, the Fund recognized expenses of approximately $12,200 representing legal services provided by Skadden, Arps, Slate,

NOTES TO
FINANCIAL STATEMENTS

September 30, 2002

Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under separate Accounting Services and Legal Services Agreements, the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to each fund. For the year ended September 30, 2002, the Fund recognized expenses of approximately $51,500 representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended September 30, 2002, the Fund recognized expenses of approximately $106,800 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees and are based on competitive market benchmarks.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $85,630 are included in "Other" assets on the Statement of Assets and Liabilities at September 30, 2002. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

NOTES TO
FINANCIAL STATEMENTS

September 30, 2002

3. CAPITAL TRANSACTIONS

At September 30, 2002, capital aggregated $177,937,324, $49,886,041 and
$14,637,143 for Classes A, B and C, respectively. For the year ended September 30, 2002, transactions were as follows:

                                                              SHARES         VALUE
Sales:
  Class A.................................................   2,363,919    $ 43,821,231
  Class B.................................................     799,096      14,892,121
  Class C.................................................     367,401       6,854,992
                                                            ----------    ------------
Total Sales...............................................   3,530,416    $ 65,568,344
                                                            ==========    ============
Dividend Reinvestment:
  Class A.................................................     280,419    $  5,198,487
  Class B.................................................      68,135       1,261,680
  Class C.................................................      15,185         281,525
                                                            ----------    ------------
Total Dividend Reinvestment...............................     363,739    $  6,741,692
                                                            ==========    ============
Repurchases:
  Class A.................................................  (1,722,209)   $(31,827,451)
  Class B.................................................    (696,543)    (12,857,656)
  Class C.................................................    (198,946)     (3,694,571)
                                                            ----------    ------------
Total Repurchases.........................................  (2,617,698)   $(48,379,678)
                                                            ==========    ============

NOTES TO
FINANCIAL STATEMENTS

September 30, 2002

    At September 30, 2001, capital aggregated $160,745,057, $46,589,896 and
$11,195,197 for Classes A, B and C, respectively. For the year ended September 30, 2001, transactions were as follows:

                                                              SHARES         VALUE
Sales:
  Class A.................................................   1,881,368    $ 34,375,045
  Class B.................................................     850,388      15,577,720
  Class C.................................................     306,639       5,629,473
                                                            ----------    ------------
Total Sales...............................................   3,038,395    $ 55,582,238
                                                            ==========    ============
Dividend Reinvestment:
  Class A.................................................     235,997    $  4,308,867
  Class B.................................................      53,355         974,717
  Class C.................................................       8,452         154,530
                                                            ----------    ------------
Total Dividend Reinvestment...............................     297,804    $  5,438,114
                                                            ==========    ============
Repurchases:
  Class A.................................................  (1,369,104)   $(25,022,531)
  Class B.................................................    (510,847)     (9,320,800)
  Class C.................................................     (98,008)     (1,792,524)
                                                            ----------    ------------
Total Repurchases.........................................  (1,977,959)   $(36,135,855)
                                                            ==========    ============

    Class B Shares purchased on or after June 1, 1996 and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the years ended September 30, 2002 and 2001, 177,057 and 125,586 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received thereon, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares are purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the years ended September 30, 2002 and 2001, no Class C shares converted to Class A Shares. Classes B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within four years

NOTES TO
FINANCIAL STATEMENTS

September 30, 2002

of the purchase for Class B Shares and one year of the purchase for Class C Shares as detailed in the following schedule.

                                                                CONTINGENT DEFERRED
                                                                    SALES CHARGE
                                                                  AS A PERCENTAGE
                                                                  OF DOLLAR AMOUNT
                                                                 SUBJECT TO CHARGE
                                                             --------------------------
YEAR OF REDEMPTION                                           CLASS B            CLASS C
First......................................................   3.00%              1.00%
Second.....................................................   2.50%               None
Third......................................................   2.00%               None
Fourth.....................................................   1.00%               None
Fifth and Thereafter.......................................    None               None

    For the year ended September 30, 2002, Van Kampen as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $45,200 and CDSC on redeemed shares of approximately $85,400. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $103,617,371 and $75,282,648, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio and to manage the portfolio's effective yield, maturity and duration. All of the Fund's portfolio holdings, including derivative instruments are marked to market each day with the change in value reflected in unrealized appreciation/depreciation.

    The Fund invests in indexed securities. These instruments are identified in the portfolio of investments. The price of these securities may be more volatile than the price of a comparable fixed rate security.

    An inverse floating security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specified factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. These instruments are typically used by the Fund to enhance the yield of the portfolio.

NOTES TO
FINANCIAL STATEMENTS

September 30, 2002

    An embedded swap security includes a swap component such that the fixed coupon component of the underlying bond is adjusted by the difference between the securities fixed swap rate and the floating swap index. These instruments are typically used by the Fund to enhance the yield of the portfolio.

6. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and 1.00% each of Class B and Class C average daily net assets are accrued daily. Included in these fees for the year ended September 30, 2002, are payments retained by Van Kampen of approximately $468,100 and payments to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $51,700.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of Van Kampen California Insured Tax Free Fund

We have audited the accompanying statement of assets and liabilities of the Van Kampen California Insured Tax Free Fund (the "Fund"), including the portfolio of investments, as of September 30, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for each of the indicated years in the period ended September 30, 1999 were audited by other auditors whose report dated November 11, 1999 expressed an unqualified opinion on those financial highlights.

    We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2002 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen California Insured Tax Free Fund at September 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP
Chicago, Illinois
November 7, 2002

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

BOARD OF TRUSTEES

J. MILES BRANAGAN
JERRY D. CHOATE
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN INVESTMENT ADVISORY CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 218256
Kansas City, Missouri 64121-8256

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following is furnished with respect to the distributions paid by the Fund during its taxable year ended September 30, 2002. The Fund designated 99.7% of the income distributions as a tax-exempt income distribution. The Fund designated and paid $385,485 as a long-term capital gain distribution. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Investment Advisory Corp. ("Advisory Corp."), Van Kampen Asset Management Inc. ("Asset Management"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). Advisory Corp. and Asset Management sometimes are referred to herein collectively as the "Advisers." The term "Fund Complex" includes each of the investment companies advised by the Advisers or their affiliates. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
J. Miles Branagan (70)        Trustee      Trustee     Private investor.              55
1632 Morning Mountain Road                 since 1995  Trustee/Director of funds
Raleigh, NC 27614                                      in the Fund Complex.
                                                       Co-founder, and prior to
                                                       August 1996, Chairman,
                                                       Chief Executive Officer
                                                       and President, MDT
                                                       Corporation (now known as
                                                       Getinge/Castle, Inc., a
                                                       subsidiary of Getinge
                                                       Industrier AB), a company
                                                       which develops,
                                                       manufactures, markets and
                                                       services medical and
                                                       scientific equipment.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Jerry D. Choate (64)          Trustee      Trustee     Trustee/Director of funds      55       Director of Amgen Inc., a
53 Monarch Bay Drive                       since 1999  in the Fund Complex.                    biotechnological company,
Dana Point, CA 92629                                   Prior to January 1999,                  and Director of Valero
                                                       Chairman and Chief                      Energy Corporation, an
                                                       Executive Officer of the                independent refining
                                                       Allstate Corporation                    company.
                                                       ("Allstate") and Allstate
                                                       Insurance Company. Prior
                                                       to January 1995,
                                                       President and Chief
                                                       Executive Officer of
                                                       Allstate. Prior to August
                                                       1994, various management
                                                       positions at Allstate.

Linda Hutton Heagy (54)       Trustee      Trustee     Regional Managing Partner      55
Sears Tower                                since 1995  of Heidrick & Struggles,
233 South Wacker Drive                                 an executive search firm.
Suite 7000                                             Trustee/ Director of
Chicago, IL 60606                                      funds in the Fund
                                                       Complex. Trustee on the
                                                       University of Chicago
                                                       Hospitals Board, Vice
                                                       Chair of the Board of the
                                                       YMCA of Metropolitan
                                                       Chicago and a member of
                                                       the Women's Board of the
                                                       University of Chicago.
                                                       Prior to 1997, Partner,
                                                       Ray & Berndtson, Inc., an
                                                       executive recruiting
                                                       firm. Prior to 1996,
                                                       Trustee of The
                                                       International House
                                                       Board, a fellowship and
                                                       housing organization for
                                                       international graduate
                                                       students. Formerly,
                                                       Executive Vice President
                                                       of ABN AMRO, N.A., a
                                                       Dutch bank holding
                                                       company. Prior to 1992,
                                                       Executive Vice President
                                                       of La Salle National
                                                       Bank.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

R. Craig Kennedy (50)         Trustee      Trustee     Director and President,        55
11 DuPont Circle, N.W.                     since 1993  German Marshall Fund of
Washington, D.C. 20016                                 the United States, an
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans.
                                                       Trustee/Director of funds
                                                       in the Fund Complex.
                                                       Formerly, advisor to the
                                                       Dennis Trading Group
                                                       Inc., a managed futures
                                                       and option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Jack E. Nelson (66)           Trustee      Trustee     President, Nelson              55
423 Country Club Drive                     since 1985  Investment Planning
Winter Park, FL 32789                                  Services, Inc., a
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President, Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of the National
                                                       Association of Securities
                                                       Dealers, Inc. and
                                                       Securities Investors
                                                       Protection Corp. Trustee/
                                                       Director of funds in the
                                                       Fund Complex.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Suzanne H. Woolsey (60)       Trustee      Trustee     Chief Communications           55       Director of Neurogen
2101 Constitution Ave., N.W.               since 1999  Officer of the National                 Corporation, a
Room 285                                               Academy of                              pharmaceutical company,
Washington, D.C. 20418                                 Sciences/National                       since January 1998.
                                                       Research Council, an
                                                       independent, federally
                                                       chartered policy
                                                       institution, since 2001
                                                       and previously Chief
                                                       Operating Officer from
                                                       1993 to 2001.
                                                       Trustee/Director of funds
                                                       in the Fund Complex.
                                                       Director of the Institute
                                                       for Defense Analyses, a
                                                       federally funded research
                                                       and development center,
                                                       Director of the German
                                                       Marshall Fund of the
                                                       United States, Trustee of
                                                       Colorado College and Vice
                                                       Chair of the Board of the
                                                       Council for Excellence in
                                                       Government. Prior to
                                                       1993, Executive Director
                                                       of the Commission on
                                                       Behavioral and Social
                                                       Sciences and Education at
                                                       the National Academy of
                                                       Sciences/National
                                                       Research Council. From
                                                       1980 through 1989,
                                                       Partner of Coopers &
                                                       Lybrand.

INTERESTED TRUSTEES*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (49)       Trustee      Trustee     President and Chief            55
1221 Avenue of the Americas                since 1999  Operating Officer of
New York, NY 10020                                     Morgan Stanley Investment
                                                       Management since December
                                                       1998. President and
                                                       Director since April 1997
                                                       and Chief Executive
                                                       Officer since June 1998
                                                       of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc.
                                                       Chairman, Chief Executive
                                                       Officer and Director of
                                                       Morgan Stanley
                                                       Distributors Inc. since
                                                       June 1998. Chairman since
                                                       June 1998, and Director
                                                       since January 1998 of
                                                       Morgan Stanley Trust.
                                                       Director of various
                                                       Morgan Stanley
                                                       subsidiaries. President
                                                       of the Morgan Stanley
                                                       Funds since May 1999.
                                                       Trustee/Director of funds
                                                       in the Fund Complex.
                                                       Previously Chief
                                                       Strategic Officer of
                                                       Morgan Stanley Investment
                                                       Advisors Inc. and Morgan
                                                       Stanley Services Company
                                                       Inc. and Executive Vice
                                                       President of Morgan
                                                       Stanley Distributors Inc.
                                                       April 1997-June 1998,
                                                       Vice President of the
                                                       Morgan Stanley Funds May
                                                       1997-April 1999, and
                                                       Executive Vice President
                                                       of Dean Witter, Discover
                                                       & Co. prior to May 1997.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Richard F. Powers, III* (56)  Trustee and  Trustee     Chairman, President,           92
1 Parkview Plaza              President    since 1999  Chief Executive Officer,
P.O. Box 5555                                          Director and Managing
Oakbrook Terrace, IL 60181                             Director of Van Kampen
                                                       Investments. Chairman,
                                                       Director and Chief
                                                       Executive Officer of the
                                                       Advisers, the Distributor
                                                       and Van Kampen Advisors
                                                       Inc. since 1998. Managing
                                                       Director of the Advisers,
                                                       the Distributor and Van
                                                       Kampen Advisors Inc.
                                                       since July 2001. Director
                                                       and Officer of certain
                                                       other subsidiaries of Van
                                                       Kampen Investments. Chief
                                                       Sales and Marketing
                                                       Officer of Morgan
                                                       Stanley. Asset
                                                       Management,
                                                       Trustee/Director and
                                                       President or Trustee,
                                                       President and Chairman of
                                                       the Board of funds in the
                                                       Fund Complex. Prior to
                                                       May 1998, Executive Vice
                                                       President and Director of
                                                       Marketing at Morgan
                                                       Stanley and Director of
                                                       Dean Witter, Discover &
                                                       Co. and Dean Witter
                                                       Realty. Prior to 1996,
                                                       Director of Dean Witter
                                                       Reynolds Inc.

Wayne W. Whalen* (63)         Trustee      Trustee     Partner in the law firm        92
333 West Wacker Drive                      since 1985  of Skadden, Arps, Slate,
Chicago, IL 60606                                      Meagher & Flom
                                                       (Illinois), legal counsel
                                                       to funds in the Fund
                                                       Complex.
                                                       Trustee/Director/
                                                       Managing General Partner
                                                       of funds in the Fund
                                                       Complex.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of his firm currently acting as legal counsel to such funds in the Fund Complex. Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Advisers by reason of their positions with Morgan Stanley or its affiliates.

OFFICERS

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Stephen L. Boyd (61)          Vice President           Officer     Managing Director and Chief Investment Officer of Van Kampen
2800 Post Oak Blvd.                                    since 1998  Investments, and Managing Director and President of the
45th Floor                                                         Advisers and Van Kampen Advisors Inc. Executive Vice
Houston, TX 77056                                                  President and Chief Investment Officer of funds in the Fund
                                                                   Complex. Prior to December 2000, Executive Vice President
                                                                   and Chief Investment Officer of Van Kampen Investments, and
                                                                   President and Chief Operating Officer of the Advisers. Prior
                                                                   to April 2000, Executive Vice President and Chief Investment
                                                                   Officer for Equity Investments of the Advisers. Prior to
                                                                   October 1998, Vice President and Senior Portfolio Manager
                                                                   with AIM Capital Management, Inc. Prior to February 1998,
                                                                   Senior Vice President and Portfolio Manager of Van Kampen
                                                                   American Capital Asset Management, Inc., Van Kampen American
                                                                   Capital Investment Advisory Corp. and Van Kampen American
                                                                   Capital Management, Inc.

Joseph J. McAlinden (59)      Chief Investment         Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   Officer                  since 2002  Stanley Investment Advisors Inc., Morgan Stanley Investment
New York, NY 10020                                                 Management Inc. and Morgan Stanley Investments LP and
                                                                   Director of Morgan Stanley Trust for over 5 years.

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

A. Thomas Smith III (45)      Vice President and       Officer     Managing Director and Director of Van Kampen Investments,
1221 Avenue of                Secretary                since 1999  Director of the Advisers, Van Kampen Advisors Inc., the
the Americas                                                       Distributor, Investor Services and certain other
New York, NY 10020                                                 subsidiaries of Van Kampen Investments. Managing Director
                                                                   and General Counsel-Mutual Funds of Morgan Stanley
                                                                   Investment Advisors, Inc. Vice President or Principal Legal
                                                                   Officer and Secretary of funds in the Fund Complex. Prior to
                                                                   July 2001, Managing Director, General Counsel, Secretary and
                                                                   Director of Van Kampen Investments, the Advisers, the
                                                                   Distributor, Investor Services, and certain other
                                                                   subsidiaries of Van Kampen Investments. Prior to December
                                                                   2000, Executive Vice President, General Counsel, Secretary
                                                                   and Director of Van Kampen Investments, the Advisers, Van
                                                                   Kampen Advisors Inc., the Distributor, Investor Services and
                                                                   certain other subsidiaries of Van Kampen Investments. Prior to January 1999, Vice President and Associate General
                                                                   Counsel to New York Life Insurance Company ("New York
                                                                   Life"), and prior to March 1997, Associate General Counsel of New York Life. Prior to December 1993, Assistant General
                                                                   Counsel of The Dreyfus Corporation. Prior to August 1991,
                                                                   Senior Associate, Willkie Farr & Gallagher. Prior to January
                                                                   1989, Staff Attorney at the Securities and Exchange
                                                                   Commission, Division of Investment Management, Office of
                                                                   Chief Counsel.

John R. Reynoldson (49)       Vice President           Officer     Executive Director of the Advisers and Van Kampen Advisors
1 Parkview Plaza                                       since 2000  Inc. Vice President of funds in the Fund Complex. Prior to
Oakbrook Terrace, IL 60181                                         July 2001, Principal and Co-head of the Fixed Income
                                                                   Department of the Advisers and Van Kampen Advisors Inc.
                                                                   Prior to December 2000, Senior Vice President of the
                                                                   Advisers and Van Kampen Advisors Inc. Prior to May 2000, he
                                                                   managed the investment grade taxable group for the Advisers since July 1999. From July 1988 to June 1999, he managed the government securities bond group for Asset Management. Mr.
                                                                   Reynoldson has been with Asset Management since April 1987.

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

John L. Sullivan (47)         Vice President, Chief    Officer     Executive Director of Van Kampen Investments, the Advisers
1 Parkview Plaza              Financial Officer and    since 1996  and Van Kampen Advisors Inc. Vice President, Chief Financial
Oakbrook Terrace, IL 60181    Treasurer                            Officer and Treasurer of funds in the Fund Complex. Head of
                                                                   Fund Accounting for Morgan Stanley Investment Management.

John H. Zimmermann, III (44)  Vice President           Officer     Managing Director and Director of Van Kampen Investments,
Harborside Financial Center                            since 2000  and Managing Director, President and Director of the
Plaza 2 - 7th Floor                                                Distributor. Vice President of funds in the Fund Complex.
Jersey City, NJ 07311                                              Prior to December 2000, President of Van Kampen Insurance
                                                                   Agency of Illinois Inc., and Senior Vice President and
                                                                   Director of Van Kampen Investments. From November 1992 to
                                                                   December 1997, Mr. Zimmermann was Senior Vice President of
                                                                   the Distributor.

Van Kampen
Privacy Notice

The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you make with us, our affiliates, or third parties. We may also collect information you provide when using our web site, and text files (a.k.a. "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen Trust Company, Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling (800) 847-2424.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

                         [VAN KAMPEN INVESTMENTS LOGO]
Copyright (C)2002 Van Kampen Funds Inc. All rights reserved.
41, 341, 541                                                   Member NASD/SIPC.
CAI ANR 11/02                                                   8343K02-AP-11/02

                            Table of Contents

                                     OVERVIEW
                       LETTER TO SHAREHOLDERS       1
                            ECONOMIC SNAPSHOT       2

                          PERFORMANCE SUMMARY
          PERFORMANCE OF A $10,000 INVESTMENT       4
                            RETURN HIGHLIGHTS       5

                        PORTFOLIO AT A GLANCE
                               CREDIT QUALITY       7
                TWELVE-MONTH DIVIDEND HISTORY       7
                              TOP FIVE STATES       8
                             TOP FIVE SECTORS       8
             Q&A WITH YOUR PORTFOLIO MANAGERS       9
                            GLOSSARY OF TERMS      13

                               BY THE NUMBERS
                      YOUR FUND'S INVESTMENTS      14
                         FINANCIAL STATEMENTS      29
                NOTES TO FINANCIAL STATEMENTS      35
               REPORT OF INDEPENDENT AUDITORS      43
    BOARD OF TRUSTEES AND IMPORTANT ADDRESSES      44
              TRUSTEE AND OFFICER INFORMATION      45

Look to Van Kampen as a time-tested partner.
This report must be preceded or accompanied by a prospectus for the fund being offered.
              NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

 OVERVIEW

LETTER TO SHAREHOLDERS
October 18, 2002

Dear Shareholder,

Market changes are inevitable and impossible to predict. This is why investors may be best served by having a long-term portfolio, allocated among several types of assets. Through asset allocation, you may mitigate the effects of short-term fluctuations in individual investments.

Your financial advisor can help you stay the course with your long-term plan. Together, you can periodically revisit your asset allocation, and confirm that it is still suited to your individual needs. Or, if your objectives have changed, your financial advisor can help you modify your portfolio.

Whether you're building or simply fine-tuning your portfolio, we encourage you to look to Van Kampen as a time-tested partner. Consistent with our belief in the importance of asset allocation, we offer a wide range of investment products, each managed with discipline and integrity.

                  We appreciate the opportunity to help you and your loved ones enjoy life's true wealth--family, friends and life's daily happiness.

Sincerely,

[SIG]
Richard F. Powers, III
President and CEO
Van Kampen Investment Advisory Corp.

ECONOMIC SNAPSHOT

THE ECONOMY
UNEVEN GROWTH CHARACTERIZED THE ECONOMIC ENVIRONMENT DURING 2002'S SECOND AND THIRD QUARTERS. VARIOUS ECONOMIC INDICATORS ALTERNATED BETWEEN RESULTS THAT WERE, AT TIMES, STRONGER-THAN-ANTICIPATED AND THEN WEAKER-THAN-ANTICIPATED. BY THE END OF SEPTEMBER, THE FORWARD MOMENTUM THAT WAS EVIDENT IN JULY AND AUGUST APPEARED TO HAVE SLOWED NOTICEABLY.

YET, DESPITE THE UPS AND DOWNS, ECONOMIC ACTIVITY DID NOT RETREAT TO THE LOW LEVELS WITNESSED THROUGHOUT THE SECOND QUARTER OF 2002. FOR EXAMPLE, WHILE TOTAL EMPLOYMENT FELL SLIGHTLY IN SEPTEMBER, THE UNEMPLOYMENT RATE REMAINED BELOW THE SECOND QUARTER AVERAGE. DESPITE DIPPING BELOW THEIR AUGUST LEVELS, RETAIL SALES IN SEPTEMBER WERE THE THIRD-HIGHEST IN 2002.

CONSISTENT WITH ITS STATED BELIEF THAT AN ECONOMIC RECOVERY WAS UNDERWAY, THE FEDERAL RESERVE BOARD (THE FED) LEFT ITS INTEREST RATE TARGET FOR FEDERAL FUNDS AT 1.75 PERCENT. HOWEVER, DURING ITS REGULARLY SCHEDULED AUGUST 12 MEETING, THE FED SHIFTED ITS BIAS FROM ECONOMIC NEUTRALITY TO CONCERN OVER POTENTIAL ECONOMIC WEAKNESS.

U.S. GROSS DOMESTIC PRODUCT

SEASONALLY ADJUSTED ANNUALIZED RATES

(September 30, 2000--September 30, 2002)

[BAR GRAPH]

                                                                      U.S. GROSS DOMESTIC PRODUCT
                                                                      ---------------------------
Sep 00                                                                            0.6%
Dec 00                                                                            1.1%
Mar 01                                                                           -0.6%
Jun 01                                                                           -1.6%
Sep 01                                                                           -0.3%
Dec 01                                                                            2.7%
Mar 02                                                                            5.0%
Jun 02                                                                            1.3%
Sep 02                                                                            3.1%

Source: Bureau of Economic Analysis

INTEREST RATES AND INFLATION

(September 30, 2000--September 30, 2002)

[LINE GRAPH]

                                                                       INTEREST RATES                       INFLATION
                                                                       --------------                       ---------
Sep 00                                                                      6.50                               3.50
                                                                            6.50                               3.40
                                                                            6.50                               3.40
Dec 00                                                                      6.50                               3.40
                                                                            5.50                               3.70
                                                                            5.50                               3.50
Mar 01                                                                      5.00                               2.90
                                                                            4.50                               3.30
                                                                            4.00                               3.60
Jun 01                                                                      3.75                               3.20
                                                                            3.75                               2.70
                                                                            3.50                               2.70
Sep 01                                                                      3.00                               2.60
                                                                            2.50                               2.10
                                                                            2.00                               1.90
Dec 01                                                                      1.75                               1.60
                                                                            1.75                               1.10
                                                                            1.75                               1.10
Mar 02                                                                      1.75                               1.50
                                                                            1.75                               1.60
                                                                            1.75                               1.20
Jun 02                                                                      1.75                               1.10
                                                                            1.75                               1.50
                                                                            1.75                               1.80
Sep 02                                                                      1.75                               1.50

Interest rates are represented by the closing midline federal funds target rate on the last day of each month. Inflation is indicated by the annual percentage change of the Consumer Price Index for all urban consumers at the end of each month.

Source: Bloomberg

       PERFORMANCE SUMMARY

PERFORMANCE OF A $10,000 INVESTMENT

(September 30, 1992--September 30, 2002)

 [LINE GRAPH]

                                                                                                  LEHMAN BROTHERS MUNICIPAL BOND
                                                                                                  INDEX IS AN UNMANAGED, BROAD-
                                                                                                  BASED STATISTICAL COMPOSITE OF
                                                                   MUNICIPAL INCOME FUND                MUNICIPAL BONDS.*
                                                                   ---------------------          ------------------------------
9/92                                                                       9525.00                           10000.00
                                                                           9681.00                           10182.00
                                                                          10067.00                           10560.00
                                                                          10401.00                           10906.00
9/93                                                                      10706.00                           11274.00
                                                                          10863.00                           11433.00
                                                                          10117.00                           10805.00
                                                                          10247.00                           10927.00
9/94                                                                      10288.00                           10999.00
                                                                          10171.00                           10846.00
                                                                          10887.00                           11608.00
                                                                          10982.00                           11888.00
9/95                                                                      11204.00                           12229.00
                                                                          11758.00                           12734.00
                                                                          11575.00                           12581.00
                                                                          11669.00                           12677.00
9/96                                                                      11951.00                           12968.00
                                                                          12236.00                           13298.00
                                                                          12234.00                           13266.00
                                                                          12644.00                           13723.00
9/97                                                                      12992.00                           14137.00
                                                                          13354.00                           14521.00
                                                                          13500.00                           14688.00
                                                                          13683.00                           14910.00
9/98                                                                      14104.00                           15369.00
                                                                          14044.00                           15461.00
                                                                          14072.00                           15598.00
                                                                          13744.00                           15330.00
9/99                                                                      13505.00                           15263.00
                                                                          13282.00                           15143.00
                                                                          13533.00                           15586.00
                                                                          13634.00                           15822.00
9/00                                                                      13868.00                           16205.00
                                                                          14353.00                           16914.00
                                                                          14637.00                           17290.00
                                                                          14670.00                           17404.00
9/01                                                                      15107.00                           17892.00
                                                                          14892.00                           17773.00
                                                                          14991.00                           17941.00
                                                                          15541.00                           18597.00
9/02                                                                      16369.00                           19481.00

This chart compares your fund's performance to that of the Lehman Brothers Municipal Bond Index over time.

This index is an unmanaged broad-based, statistical composite and its performance does not include any sales charges or fees that would be paid by an investor purchasing the securities it represents. Such costs would lower performance. The historical performance of the index is shown for illustrative purposes only; it is not meant to forecast, imply, or guarantee the future performance of any investment vehicle. It is not possible to invest directly in an index.

The above chart reflects the performance of Class A shares of the fund. The performance of Class A shares will differ from that of other share classes of the fund because of the difference in sales charges and/or expenses paid by shareholders investing in the different share classes. The fund's performance assumes reinvestment of all distributions, and includes payment of the maximum sales charge (4.75% for Class A shares) and combined Rule 12b-1 fees and service fees of up to 0.25 percent. The performance above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Results are hypothetical.

While past performance is no guarantee of future results, the above information provides a broader vantage point from which to evaluate the discussion of the fund's performance found in the following pages.

Source:
* Lehman Brothers

RETURN HIGHLIGHTS

(as of September 30, 2002)

                                       A SHARES   B SHARES   C SHARES
-------------------------------------------------------------------------
One-year total return based on
NAV(1)                                    8.35%      7.64%      7.65%
-------------------------------------------------------------------------
One-year total return(2)                  3.18%      3.64%      6.65%
-------------------------------------------------------------------------
Five-year average annual total
return(2)                                 3.71%      3.71%      3.95%
-------------------------------------------------------------------------
Ten-year average annual total
return(2)                                 5.05%      5.10%        N/A
-------------------------------------------------------------------------
Life-of-Fund average annual total
return(2)                                 6.14%      5.10%(3)    4.18%
-------------------------------------------------------------------------
Commencement date                      08/01/90   08/24/92   08/13/93
-------------------------------------------------------------------------

Distribution rate(4)                      4.45%      3.96%      3.97%
-------------------------------------------------------------------------
Taxable-equivalent distribution
rate(5)                                   7.25%      6.45%      6.47%
-------------------------------------------------------------------------
SEC Yield(6)                              4.56%      4.05%      4.06%
-------------------------------------------------------------------------

    N/A = Not Applicable

(1) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge (4.75% for A Shares) or contingent deferred sales charge (CDSC) for Class B and Class C Shares. On purchases of Class A Shares of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. Returns for Class B Shares are calculated without the effect of the maximum 4% CDSC, charged on certain redemptions made within one year of purchase and declining to 0% after the sixth year. Returns for Class C Shares are calculated without the effect of the maximum 1% CDSC, charged on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% for Class A Shares and 1% for Class B and Class C Shares and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2) Assumes reinvestment of all distributions for the period and includes payment of the maximum sales charge (4.75% for Class A Shares) or CDSC for Class B and Class C Shares and combined Rule 12b-1 fees and service fees. On purchases of Class A Shares of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. Returns for Class B Shares are calculated with the effect of the maximum 4% CDSC, charged on certain redemptions made within one year of purchase and declining to 0% after the sixth year. Returns for Class C Shares are calculated with the effect of the maximum 1% CDSC, charged on certain redemptions made within one year of purchase. The combined Rule 12b-1 fees and service fees for Class A Shares is up to .25% and for Class B and Class C Shares is 1%. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(3) Reflects the conversion of Class B Shares into Class A Shares six years after the end of the calendar month in which the shares were purchased. See Footnote 3 in the Notes to Financial Statements for additional information.

(4) Distribution rate represents the monthly annualized distributions of the Fund at the end of the period and not the earnings of the Fund.

(5) Taxable-equivalent calculations reflect a federal income tax rate of 38.6%.

(6) SEC Yield is a standardized calculation prescribed by the Securities and Exchange Commission for determining the amount of net income a portfolio should theoretically generate for the 30-day period ended September 30, 2002.

    A portion of the interest income may be subject to the federal alternative minimum tax (AMT).

    See the Comparative Performance section of the current prospectus. An investment in the Fund is subject to investment risks, and you could lose money on your investment in the Fund. Please review the Risk/Return Summary of the Prospectus for further details on the investment risks. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor.

    Market forecasts provided in this report may not necessarily come to pass.

                                                 PORTFOLIO AT A GLANCE

CREDIT QUALITY

(as a percentage of long-term investments)

As of September 30, 2002
- AAA/Aaa............  63.7%   [PIE CHART]
- AA/Aa..............  14.1%
- A/A................   4.2%
- BBB/Baa............   4.0%
- BB/Ba..............   0.6%
- CCC/Caa............   0.1%
- Non-Rated..........  13.3%
As of September 30, 2001
- AAA/Aaa............  55.1%   [PIE CHART]
- AA/Aa..............  10.0%
- A/A................   6.1%
- BBB/Baa............   5.9%
- BB/Ba..............   1.1%
- B/B................   0.1%
- Non-Rated..........  21.7%

Based upon the credit quality ratings as issued by Standard & Poor's Credit Market Services/Moody's Investor Services, respectively. Subject to change daily.

TWELVE-MONTH DIVIDEND HISTORY

(for the year ended September 30, 2002)
[BAR GRAPH]

                                                                               DIVIDEND
                                                                               --------
10/01                                                                           $0.0585
11/01                                                                           $0.0585
12/01                                                                           $0.0585
1/02                                                                            $0.0585
2/02                                                                            $0.0585
3/02                                                                            $0.0585
4/02                                                                            $0.0585
5/02                                                                            $0.0585
6/02                                                                            $0.0585
7/02                                                                            $0.0585
8/02                                                                            $0.0585
9/02                                                                            $0.0585

The dividend history represents dividends that were paid on the fund's Class A shares and is no guarantee of the fund's future dividends.

TOP FIVE STATES

(as a percentage of long-term investments--September 30, 2002)

New York                                                    11.5%
---------------------------------------------------------------------
Texas                                                       10.7%
---------------------------------------------------------------------
Illinois                                                     8.3%
---------------------------------------------------------------------
New Jersey                                                   5.7%
---------------------------------------------------------------------
Pennsylvania                                                 5.6%
---------------------------------------------------------------------

Subject to change daily.

TOP FIVE SECTORS

(as a percentage of long-term investments)
[BAR GRAPH]

                                                                     SEPTEMBER 30, 2002                 SEPTEMBER 30, 2001
                                                                     ------------------                 ------------------
General Purpose                                                            14.8%                              16.2%
Water & Sewer                                                              12.0%                               6.7%
Transportation                                                             11.3%                               8.5%
Health Care                                                                10.1%                              13.5%
Public Education                                                           10.0%                               6.7%

   Subject to change daily. All information is provided for informational purposes only and should not be deemed as a recommendation to buy securities in the sectors shown above. Securities are classified by sectors that represent broad groupings of related industries.

Q&A WITH YOUR PORTFOLIO MANAGERS

WE RECENTLY SPOKE WITH THE PORTFOLIO MANAGEMENT TEAM FOR THE VAN KAMPEN MUNICIPAL INCOME FUND ABOUT THE KEY EVENTS AND ECONOMIC FORCES THAT SHAPED THE MARKETS AND INFLUENCED THE FUND'S RETURN DURING THE 12-MONTH PERIOD ENDED SEPTEMBER 30, 2002. THE FUND IS MANAGED BY THE ADVISER'S MUNICIPAL BOND TEAM. CURRENT MEMBERS(1) OF THE TEAM INCLUDE JAMES F. WILLISON; MANAGING DIRECTOR, JOSEPH ARCIERI, EXECUTIVE DIRECTOR; AND TIMOTHY D. HANEY, VICE PRESIDENT. THE FOLLOWING DISCUSSION REFLECTS THEIR VIEWS ON THE FUND'S PERFORMANCE.

(1) Team members may change without notice at any time.

Q   WHAT WAS THE MARKET
    ENVIRONMENT OF THE PAST 12 MONTHS?

A   The economic backdrop of the
past 12 months set the tone for historic levels of activity in the municipal bond market. The first six months of the fiscal year saw investors wavering between expectations of economic recovery on the one hand and continued economic malaise on the other. The Federal Reserve Bank continued to stimulate the flagging economy by lowering the federal funds target interest rate three times over the first three months of the period. With that rate at historic lows, the economy appeared to be moving gradually toward recovery.

    Market sentiment turned decidedly negative in the second half of the period. The economic indicators that had been giving mixed to positive signals moved into negative territory in April, and from then to the end of the period the bulk of the economic news came in weaker than expected. This, in combination with corporate mismanagement and geopolitical concerns, led to a marked deterioration in investor sentiment and helped push municipal bond yields to levels not seen since the mid 1960s.

    One of the most significant effects of the drop in yields has been a surge in issuance. Municipalities moved aggressively to lock in lower financing rates by issuing new debt as well as refinancing existing obligations that had been originated during periods of higher interest rates. This wave of new issuance is on track to lift calendar year 2002 above the record of $292 billion in new issuance set in 1993.

    Faltering investor sentiment also prolonged the bear market in equities. While this has been a painful time for equity investors, it has been a boon for municipal bond mutual funds. Investors seeking to put their cash to work have been drawn by the relatively strong performance of municipal bonds and have poured near-record amounts of money into municipal bond funds. This is not to say that the bond market was entirely immune to the bad news driving the stock market down. Much of that news centered on corporate-governance scandals and the faltering economy. These factors served to undermine the corporate-backed segments of the municipal market and led to general underperformance by lower-rated bonds relative to AAA-rated paper.

    Looking out along the yield curve, the past 12 months also saw two divergent periods of performance for intermediate-term and longer-term municipal bonds. During the first six months of the period, expectations of an economic recovery brought the inevitable fears of rising interest rates. As a result, the short to intermediate portion of the curve turned in the best performance for that period. The long end of the curve rallied sharply in the second half, however, when hopes for a quick recovery proved futile. Even with this rally, however, intermediate-term bonds still outperformed longer-term issues for the 12-month period.

Q   HOW DID THE FUND PERFORM IN
    THIS ENVIRONMENT?

A   The fund continued to provide
shareholders with what we believe to be an attractive level of income, as its monthly dividend of $0.0585 per Class A share translates to a distribution rate of 4.45 percent based on the fund's maximum offering price as of September 30, 2002. For the 12-month period ended September 30, 2002, the fund generated a total return of 8.35 percent.

    Performance information for the fund reflects Class A shares at net asset value including combined Rule 12b-1 fees and service fees of up to 0.25 percent and excluding a maximum sales charge of 4.75 percent; if the maximum sales charge were included, the return would be lower. The return above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Of course, past performance is no guarantee of future results. Performance of other share classes will vary. Investment return and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor.

    By comparison, the Lehman Brothers Municipal Bond Index posted a total return of 8.93 percent. This index is an unmanaged, broad-based statistical composite of municipal bonds. Index returns do not include any sales charges or fees that would be paid by an investor purchasing the securities it represents. Such costs would lower performance. It is not possible to invest directly in an index. For additional performance results, please refer to the chart and footnotes on page 5.

Q   WHAT WERE THE KEY DRIVERS OF
    THE FUND'S PERFORMANCE?

A   We have steadily improved the
fund's credit quality over the past few years. We believe that this shift to higher quality bonds left the fund well positioned for this year's market rally. In times of falling interest rates, higher quality bonds generally outperform the market, and the fund participated in this appreciation.

    It was a challenging period for credit-related bonds, and several issues in the fund's portfolio suffered as general credit conditions deteriorated. The fund's holdings in the airline sector were hit hard by the terrorist attacks of September 11, and declined steeply with their peers. After careful analysis, we determined that the bonds were so cheaply valued that we opted to hold them in the portfolio until better prices offered themselves. Other corporate-related holdings also underperformed the market, but we were able to find strategic opportunities to protect shareholders from further losses by selling the holdings out of the portfolio.

Q   WHAT STRATEGIES DID YOU PURSUE
    IN MANAGING THE FUND?

A   Our overall strategy was to
reposition the fund to reduce risk while capturing new opportunities in the market. One of the key strategies we used was to upgrade the fund's overall credit exposure in order to limit the potential for adverse credit events in an uncertain economic environment. We increased the fund's exposure to bonds rated AA or better by 12 percent, and reduced its exposure to bonds rated A or below, with the bulk of the reduction coming from non-rated bonds.

    The fund's sector composition reflected this shift in credit profile. We reduced the portfolio's holdings of lower-rated bonds in such sectors as health care and other care (largely nursing homes). Several of the fund's lower-rated holdings were also called away when their issuers moved to take advantage of low current interest rates to refinance. We replaced these issues with higher-rated securities from essential-service sectors such as water and sewer, wholesale electric utilities and public education.

    We also actively managed the fund's maturity profile. Securities in the shorter end of the intermediate range performed strongly when the yield curve steepened. As those securities reached their performance targets, we shifted our focus to bonds in the longer portion of the intermediate part of the curve. We were able to locate several such securities with premium coupons. These bonds offered the added benefit of strong income in addition to shifting assets away parts of the curve most likely to underperform if short-term interest rates were to rise rapidly.

Q   WHAT IS YOUR OUTLOOK FOR THE
    MUNICIPAL MARKET?

A   While the economic recovery has
been postponed, we expect that economic activity is likely to pick up at some point. With long-bond yields at 30-year lows the likelihood of an impending turn in the cycle is higher than previously. It appears the Fed remains prepared to stimulate the economy further if necessary. As a result, we will continue to watch the economy closely for signs of recovery that might eventually drive rates higher.

    We also expect equity market sentiment to continue to be a key driver of cash flows into our market. Municipal bond funds are likely to continue to enjoy strong inflows as long as stocks remain weak.

                           ANNUAL HOUSEHOLDING NOTICE

To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

GLOSSARY OF TERMS

A HELPFUL GUIDE TO SOME OF THE COMMON TERMS YOU'RE LIKELY TO SEE IN THIS REPORT AND OTHER FINANCIAL PUBLICATIONS.

BOND: A debt security issued by a government or corporation that pays the bondholder a stated rate of interest and repays the principal at the maturity date.

CREDIT RATING: An evaluation of a bond issuer's credit history and capability of repaying its debt obligations. Standard & Poor's Ratings Group and Moody's Investors Service are two companies that assign credit ratings. Standard & Poor's ratings range from a high of AAA to a low of D, while Moody's ratings range from a high of Aaa to a low of C.

DURATION: A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-rate environments, while funds with longer durations perform better when rates decline.

FEDERAL RESERVE BOARD (THE FED): The governing body of the Federal Reserve System, the central bank of the United States. Its policy-making unit, the Federal Open Market Committee, meets at least eight times a year to establish monetary policy and monitor the economic pulse of the United States.

GENERAL OBLIGATION BONDS: Bonds backed by the full faith and credit (taxing authority) of the issuer for timely payment of interest and principal. Such bonds are issued to finance essential government projects, such as highways and schools.

YIELD CURVE: The pattern that results from viewing the yields of U.S. Treasury securities maturing in 1, 5, 10 and 30 years. When grouped together and graphed, a pattern of increasing yield is often reflected as the time to maturity extends. This pattern creates an upward sloping curve. A "flat" yield curve represents little difference between short- and long-term interest rates, while a "negative" yield curve represents decreasing yields as the time to maturity extends.

                        BY THE NUMBERS

YOUR FUND'S INVESTMENTS

September 30, 2002
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                   COUPON      MATURITY      VALUE
           MUNICIPAL BONDS  97.4%
           ALABAMA  1.5%
$ 2,930    Alabama Wtr Pollutn Ctl Auth Revolving Fd
           Ln Ser A (AMBAC Insd) (d)..................      6.750%   08/15/17   $  3,298,037
  8,000    Jefferson Cnty, AL Swr Rev Cap Impt Wts Ser
           B (FGIC Insd)..............................      5.125    02/01/42      8,306,960
    238    Mobile, AL Indl Dev Brd Solid Waste Disp
           Rev Mobile Energy Svcs Co Proj Rfdg (a)
           (b)........................................      6.950    01/01/20          2,428
                                                                                ------------
                                                                                  11,607,425
                                                                                ------------
           ALASKA  0.1%
  1,000    Valdez, AK Marine Term Rev Sohio Pipeline
           Rfdg.......................................      7.125    12/01/25      1,041,750
                                                                                ------------

           ARIZONA  3.1%
  3,780    Arizona Sch Facs Brd Rev State Sch Impt....      5.250    07/01/08      4,281,644
  4,250    Maricopa Cnty, AZ Indl Dev Waste Mgmt Inc
           Proj.......................................      4.800    12/01/31      4,353,530
  5,000    Mesa, AZ Util Sys Rev Rfdg (FGIC Insd).....      5.250    07/01/14      5,787,250
  5,000    Phoenix, AZ Civic Impt Corp Amt Sr Lien Ser
           B (FGIC Insd)..............................      5.250    07/01/32      5,240,700
    500    Scottsdale, AZ Indl Dev Auth Rev First Mtg
           Westminster Vlg Ser A Rfdg.................      8.250    06/01/15        529,485
  1,875    Scottsdale, AZ Indl Dev Hosp Scottsdale Mem
           Hosp Ser A Rfdg (AMBAC Insd)...............      6.000    09/01/12      2,155,331
  1,750    Scottsdale, AZ Indl Dev Hosp Scottsdale Mem
           Hosp Ser A Rfdg (AMBAC Insd)...............      6.125    09/01/17      2,043,947
                                                                                ------------
                                                                                  24,391,887
                                                                                ------------
           ARKANSAS  1.6%
  6,000    Arkansas St Fed Hwy Grant Antic Ser A......      5.250    08/01/12      6,821,760
  1,525    Jackson Cnty, AR Hlthcare Fac Brd First Mtg
           Hosp Rev Newport Hosp & Clinic Inc (c).....      7.375    11/01/11      1,548,988
  4,333    Maumell, AR Dogwood Addition Prd Mun Ppty
           Owners Rfdg................................      7.500    03/01/06      4,316,152
                                                                                ------------
                                                                                  12,686,900
                                                                                ------------

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                   COUPON      MATURITY      VALUE
           CALIFORNIA  3.0%
$ 5,250    Anaheim, CA Pub Fin Auth Lease Cap Apprec
           (FSA Insd).................................     *         09/01/22   $  2,009,752
  3,985    Delano, CA Ctf Partn Ser A (Prerefunded @
           01/01/03)..................................      9.250%   01/01/22      4,177,914
  2,640    Escondido, CA Jt Pwrs Fin Auth Lease Rev
           (AMBAC Insd)...............................     *         09/01/13      1,497,250
  5,430    Escondido, CA Jt Pwrs Fin Auth Lease Rev
           (AMBAC Insd)...............................     *         09/01/14      2,889,249
  3,000    Foothill/Eastern Corridor Agy CA Toll Rd
           Rev Cap Apprec Rfdg (MBIA Insd)............     *         01/15/17      1,503,450
 21,000    Foothill/Eastern Corridor Agy CA Toll Rd
           Rev Cap Apprec Rfdg........................     *         01/15/24      6,366,570
 15,000    Foothill/Eastern Corridor Agy CA Toll Rd
           Rev Cap Apprec Rfdg........................     *         01/15/30      3,142,650
  1,055    Midpeninsula Regl Open Space Dist CA Fin
           Auth Rev Cap Apprec (AMBAC Insd)...........     *         09/01/19        487,526
  1,265    Midpeninsula Regl Open Space Dist CA Fin
           Auth Rev Cap Apprec (AMBAC Insd)...........     *         09/01/22        484,634
  1,380    Midpeninsula Regl Open Space Dist CA Fin
           Auth Rev Cap Apprec (AMBAC Insd)...........     *         09/01/25        444,457
                                                                                ------------
                                                                                  23,003,452
                                                                                ------------
           COLORADO  5.4%
  2,840    Adams Cnty, CO Single Family Mtg Rev Ser A
           (Escrowed to Maturity) (d).................      8.875    08/01/10      3,933,996
  3,985    Adams Cnty, CO Single Family Mtg Rev Ser A
           (Escrowed to Maturity) (d).................      8.875    08/01/12      5,757,887
  5,000    Arapahoe Cnty, CO Wtr & Waste Proj Ser A
           (MBIA Insd)................................      5.125    12/01/32      5,243,700
  5,000    Colorado Springs, CO Utils Rev Sys Sub Lien
           Ser A Rfdg & Impt..........................      5.000    11/15/21      5,252,000
  1,000    Edgewater, CO Redev Auth Tax Increment Rev
           (Prerefunded @ 12/01/03)...................      6.750    12/01/08      1,068,030
  4,345    El Paso Cnty, CO Sch Dist 020 (FGIC
           Insd)......................................      5.250    12/15/17      4,840,634
  1,320    El Paso Cnty, CO Sch Dist No 003 Widefield
           Ser A (Prerefunded @ 12/15/05) (MBIA
           Insd)......................................     *         12/15/14        747,608
  1,420    El Paso Cnty, CO Sch Dist No 003 Widefield
           Ser A (Prerefunded @ 12/15/05) (MBIA
           Insd)......................................     *         12/15/15        758,124
  1,420    El Paso Cnty, CO Sch Dist No 003 Widefield
           Ser A (Prerefunded @ 12/15/05) (MBIA
           Insd)......................................     *         12/15/16        710,795
  1,330    El Paso Cnty, CO Sch Dist No 003 Widefield
           Ser A (Prerefunded @ 12/15/05) (MBIA
           Insd)......................................     *         12/15/18        585,320

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                   COUPON      MATURITY      VALUE
           COLORADO (CONTINUED)
$ 3,690    Jefferson Cnty, CO Residential Mtg Rev
           (Escrowed to Maturity).....................     11.500%   09/01/12   $  6,156,027
  6,360    Platte Riv Pwr Auth CO Pwr Rev Ser E.......      5.375    06/01/16      7,150,230
                                                                                ------------
                                                                                  42,204,351
                                                                                ------------
           CONNECTICUT  2.2%
  2,785    Bridgeport, CT Rol Ser II R 182 (Inverse
           Fltg) (FGIC Insd) (e)......................      9.030    08/15/15      3,538,315
  2,950    Bridgeport, CT Rol Ser II R 182 (Inverse
           Fltg) (FGIC Insd) (e)......................      9.030    08/15/16      3,706,321
  3,200    Bridgeport, CT Ser A Rfdg (FGIC Insd)......      5.375    08/15/14      3,664,096
    495    Mashantucket Western Pequot Tribe CT Spl
           Rev Ser A, 144A-Private Placement (Escrowed
           to Maturity) (f)...........................      6.500    09/01/06        577,299
  2,530    Mashantucket Western Pequot Tribe CT Spl
           Rev Ser A, 144A-Private Placement (f)......      6.400    09/01/11      2,769,211
  2,470    Mashantucket Western Pequot Tribe CT Spl
           Rev Ser A, 144A-Private Placement
           (Prerefunded @ 09/01/07) (f)...............      6.400    09/01/11      2,950,069
                                                                                ------------
                                                                                  17,205,311
                                                                                ------------
           DISTRICT OF COLUMBIA  1.1%
  5,150    District Columbia Tax Increment Gallary
           Place Proj (FSA Insd)......................      5.250    07/01/27      5,403,277
  3,000    Metropolitan Washington DC Arpts Ser A
           (FGIC Insd)................................      5.250    10/01/32      3,127,560
                                                                                ------------
                                                                                   8,530,837
                                                                                ------------
           FLORIDA  4.1%
    500    Atlantic Beach, FL Rev Fleet Landing Proj
           Ser A Rfdg & Impt (Prerefunded @
           10/01/04)..................................      7.875    10/01/08        564,185
  5,000    Broward Cnty, FL Arpt Sys Rev Ser J-I
           (AMBAC Insd)...............................      5.250    10/01/26      5,215,450
  9,000    Dade Cnty, FL Gtd Entitlement Rev Cap
           Apprec Ser A Rfdg (MBIA Insd)..............     *         02/01/18      3,819,690
  5,000    Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC
           Insd)......................................      5.950    07/01/20      5,957,900
  5,260    Florida St Brd Edl Lottery Rev Ser A (AMBAC
           Insd)......................................      5.500    07/01/10      6,094,341
  6,385    Lake Cnty, FL Sch Brd Ctfs Part (AMBAC
           Insd)......................................      5.375    07/01/16      7,222,840
    500    Orange Cnty, FL Hlth Fac Auth Rev First Mtg
           Orlando Lutheran Twr Rfdg..................      8.625    07/01/20        538,735

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                   COUPON      MATURITY      VALUE
           FLORIDA (CONTINUED)
$   595    Orange Cnty, FL Tourist Dev Tax Rev
           (Escrowed to Maturity) (AMBAC Insd)........      6.000%   10/01/16   $    596,035
    710    Tampa Palms, FL Open Space & Tran Cmnty Dev
           Dist Rev Cap Impt Area 7 Proj..............      8.500    05/01/17        747,303
    853    Tampa Palms, FL Open Space & Tran Cmnty Dev
           Dist Rev Cap Impt Area 7 Proj..............      7.500    05/01/18        898,124
                                                                                ------------
                                                                                  31,654,603
                                                                                ------------
           GEORGIA  1.1%
  2,000    Fulton Cnty, GA Hsg Auth Multi-Family Hsg
           Rev Azalea Manor Proj Ser A (e)............      6.500    02/01/28      1,855,180
  6,315    Municipal Elec Auth GA Combustion Turbine
           Proj Ser A (MBIA Insd).....................      5.250    11/01/17      6,984,011
                                                                                ------------
                                                                                   8,839,191
                                                                                ------------
           HAWAII  1.0%
  4,055    Hawaii St Arpts Sys Rev Ser 1993 (MBIA
           Insd)......................................      6.350    07/01/07      4,270,604
  1,475    Hawaii St Harbor Cap Impt Rev (FGIC
           Insd)......................................      6.350    07/01/07      1,556,892
  1,560    Hawaii St Harbor Cap Impt Rev (FGIC
           Insd)......................................      6.400    07/01/08      1,647,204
                                                                                ------------
                                                                                   7,474,700
                                                                                ------------
           ILLINOIS  8.1%
  1,100    Bridgeview, IL Tax Increment Rev Rfdg
           (Prerefunded @ 01/01/04)...................      9.000    01/01/11      1,197,372
  5,630    Broadview, IL Tax Increment Rev Sr Lien
           (Prerefunded @ 07/01/04)...................      8.250    07/01/13      6,321,983
 13,600    Chicago, IL Brd Edl Cap Apprec Sch Reform
           B-1 (FGIC Insd)............................     *         12/01/22      5,022,888
  5,000    Chicago, IL Brd Edl Cap Apprec Sch Reform
           Ser A (FGIC Insd)..........................     *         12/01/20      2,100,750
  6,375    Chicago, IL Brd Edl Cap Apprec Sch Reform
           Ser A (FGIC Insd)..........................     *         12/01/21      2,510,921
  6,800    Chicago, IL Brd Edl Cap Apprec Sch Reform
           Ser A (FGIC Insd)..........................     *         12/01/19      3,047,352
  3,000    Chicago, IL Lakefront Millennium Pkg Fac
           (MBIA Insd)................................     *         01/01/19      2,651,670
  1,000    Chicago, IL Metro Wtr Reclamation Dist Gtr
           Chicago (Escrowed to Maturity).............      7.000    01/01/11      1,269,060
  5,100    Chicago, IL O'Hare Intl Arpt Spl Fac Rev
           United Airls Proj Ser B....................      5.200    04/01/11        816,765
    900    Chicago, IL O'Hare Intl Arpt Spl United
           Airl Proj Ser A............................      5.350    09/01/16        144,000

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                   COUPON      MATURITY      VALUE
           ILLINOIS (CONTINUED)
$ 4,610    Chicago, IL Pk Dist Hbr Facs Xlca Icr......      5.650%   01/01/19   $  5,118,990
  3,210    Chicago, IL Proj Ser C Rfdg (FGIC Insd)....      5.750    01/01/16      3,677,472
    695    Chicago, IL Single Family Mtg Rev Ser A
           (GNMA Collateralized)......................      7.000    09/01/27        709,942
    290    Chicago, IL Tax Increment Alloc Santn Drain
           & Ship Canal Ser A.........................      7.375    01/01/05        296,748
  1,000    Chicago, IL Tax Increment Alloc Santn Drain
           & Ship Canal Ser A.........................      7.750    01/01/14      1,068,770
  2,000    Chicago, IL Tax Increment Alloc Sub Cent
           Loop Redev Ser A...........................      6.500    12/01/05      2,179,340
  1,000    Cook Cnty, IL Cmnty College Dist No 508
           Chicago Ctf Part (FGIC Insd)...............      8.750    01/01/07      1,245,700
  2,265    Cook Cnty, IL Cons High Sch Dist No 200 Oak
           Park (FSA Insd)............................     *         12/01/10      1,696,372
  2,265    Cook Cnty, IL Cons High Sch Dist No 200 Oak
           Park (FSA Insd)............................     *         12/01/11      1,621,264
  5,000    Cook Cnty, IL Ser A (FGIC Insd)............      5.500    11/15/31      5,381,650
  1,000    Crestwood, IL Tax Increment Rev Rfdg
           (Prerefunded @ 12/01/03)...................      7.250    12/01/08      1,071,720
  1,500    Hodgkins, IL Tax Increment Ser A Rfdg......      7.625    12/01/13      1,595,670
  1,440    Huntley, IL Increment Alloc Rev Huntley
           Redev Proj Ser A...........................      8.500    12/01/15      1,569,470
    390    Illinois Dev Fin Auth Rev Cmnty Fac Clinic
           Altgeld Proj...............................      8.000    11/15/06        322,331
  3,555    Metropolitan Pier & Expo Auth IL Dedicated
           St Tax Rev Cap Apprec McCormick Ser A Rfdg
           (MBIA Insd)................................     *         12/15/15      2,039,859
  2,800    Regional Tran Auth IL Ser A (AMBAC Insd)...      8.000    06/01/17      4,000,472
  3,773    Robbins, IL Res Recovery Rev Restructuring
           Proj Ser A (a) (g).........................      8.375    10/15/16          9,434
  1,477    Robbins, IL Res Recovery Rev Restructuring
           Proj Ser B (a) (g).........................      8.375    10/15/16          3,691
    435    Round Lake Beach, IL Tax Increment Rev
           Rfdg.......................................      7.200    12/01/04        446,976
    500    Round Lake Beach, IL Tax Increment Rev
           Rfdg.......................................      7.500    12/01/13        516,960
  1,345    Saint Charles, IL Indl Dev Rev Tri-City Ctr
           Proj (e)...................................      7.500    11/01/13      1,356,675
  4,270    Will Cnty, IL Fst Presv Dist Ser B (FGIC
           Insd)......................................     *         12/01/15      2,454,140
                                                                                ------------
                                                                                  63,466,407
                                                                                ------------

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                   COUPON      MATURITY      VALUE
           INDIANA  0.9%
$ 2,500    Indiana Bond Bank Spl Pgm Hendricks Redev..      6.200%   02/01/23   $  2,573,900
  1,960    Indiana Hlth Fac Fin Auth Rev Hoosier Care
           Proj Ser A.................................      7.125    06/01/34      1,853,200
    950    Indiana Hlth Fac Fin Auth Rev Metro Hlth &
           IN Inc Proj (a) (b)........................      6.300    12/01/23        489,867
  2,000    Indiana Hlth Fac Fin Auth Rev Metro Hlth &
           IN Inc Proj (a) (b)........................      6.400    12/01/33      1,028,380
    550    Indianapolis, IN Loc Pub Impt Bond Bank Ser
           D (Escrowed to Maturity)...................      6.750    02/01/14        690,459
    140    Saint Joseph Cnty, IN Redev Dist Tax
           Increment Rev Ser B........................     *         06/30/11         73,193
    140    Saint Joseph Cnty, IN Redev Dist Tax
           Increment Rev Ser B........................     *         06/30/12         67,869
    135    Saint Joseph Cnty, IN Redev Dist Tax
           Increment Rev Ser B........................     *         06/30/13         60,655
    130    Saint Joseph Cnty, IN Redev Dist Tax
           Increment Rev Ser B........................     *         06/30/14         54,107
    130    Saint Joseph Cnty, IN Redev Dist Tax
           Increment Rev Ser B........................     *         06/30/15         50,146
    135    Saint Joseph Cnty, IN Redev Dist Tax
           Increment Rev Ser B........................     *         06/30/16         48,238
    225    Saint Joseph Cnty, IN Redev Dist Tax
           Increment Rev Ser B........................     *         06/30/17         74,475
                                                                                ------------
                                                                                   7,064,489
                                                                                ------------
           IOWA  0.6%
  1,640    Iowa Fin Auth Hosp Fac Rev Trinity Regl
           Hosp Proj (FSA Insd).......................      6.000    07/01/07      1,874,684
  2,400    Iowa Fin Auth Hosp Fac Rev Trinity Regl
           Hosp Proj (FSA Insd).......................      5.750    07/01/17      2,663,376
                                                                                ------------
                                                                                   4,538,060
                                                                                ------------
           KANSAS  2.0%
  1,000    Newton, KS Hosp Rev Newton Hlthcare Corp
           Ser A (Prerefunded @ 11/15/04).............      7.750    11/15/24      1,141,810
  6,150    Sedgwick Cnty, KS Uni Sch Dist No 259
           Wichita (MBIA Insd)........................      5.500    09/01/12      7,060,630
  6,600    Sedgwick Cnty, KS Uni Sch Dist No 259
           Wichita (MBIA Insd)........................      5.625    09/01/13      7,609,404
                                                                                ------------
                                                                                  15,811,844
                                                                                ------------

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                   COUPON      MATURITY      VALUE
           KENTUCKY  1.9%
$ 2,800    Jefferson Cnty, KY Hosp Rev (Inverse Fltg)
           (MBIA Insd)................................     10.980%   10/01/08   $  2,934,316
  1,200    Jefferson Cnty, KY Hosp Rev (Inverse Fltg)
           (Prerefunded @ 10/29/02) (MBIA Insd).......      8.749    10/01/08      1,257,108
  5,000    Kentucky St Ppty & Bldgs Proj No 74 Rfdg
           (FSA Insd).................................      5.375    02/01/17      5,582,600
    155    Kentucky St Tpk Auth Toll Rd Rev Ser A
           (Prerefunded @ 07/01/06)...................      5.500    07/01/07        174,067
  5,000    Louisville & Jefferson KY Swr Ser A (FGIC
           Insd)......................................      5.000    05/15/30      5,132,000
                                                                                ------------
                                                                                  15,080,091
                                                                                ------------
           LOUISIANA  0.9%
  1,990    Lafayette, LA Econ Dev Auth Indl Dev Rev
           Advanced Polymer Proj Ser 1985 (Escrowed to
           Maturity)..................................     10.000    11/15/04      2,322,628
  1,000    Lake Charles, LA Harbor & Terminal Dist
           Port Fac Rev Trunkline Lng Co Rfdg.........      7.750    08/15/22      1,046,500
  1,920    Louisiana St Hlth Edl Auth Rev Lambeth
           House Ser A Rfdg...........................      5.250    01/01/05      1,923,610
    310    Port New Orleans, LA Indl Dev Rev Avondale
           Inds Inc Proj Rfdg (Escrowed to
           Maturity)..................................      8.250    06/01/04        331,418
  1,400    West Feliciana Parish, LA Pollutn Ctl Rev
           Gulf States Util Co Proj Ser A.............      7.500    05/01/15      1,441,384
                                                                                ------------
                                                                                   7,065,540
                                                                                ------------
           MASSACHUSETTS  4.2%
  5,985    Massachusetts Muni Whsl Elec Co Proj 6-A
           (MBIA Insd)................................      5.250    07/01/13      6,801,474
  7,500    Massachusetts St Fed Hwy Ser A.............      5.750    06/15/14      8,697,375
  3,500    Massachusetts St Hlth & Edl Facs Auth Rev
           (MBIA Insd)................................      5.000    07/01/13      3,740,835
  1,500    Massachusetts St Indl Fin Agy Hillcrest Edl
           Ctr Inc Proj (Prerefunded @ 07/01/05)......      8.450    07/01/18      1,762,995
  5,355    Massachusetts St Indl Fin Agy Rev First Mtg
           Reeds Landing Proj.........................      7.100    10/01/28      5,311,089
  5,000    Massachusetts St Rol-R 143-Ser II (MBIA
           Insd) (e)..................................      8.970    11/01/16      6,600,700
                                                                                ------------
                                                                                  32,914,468
                                                                                ------------

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                   COUPON      MATURITY      VALUE
           MICHIGAN  3.2%
$   920    Detroit, MI Loc Dev Fin Auth Tax Increment
           Ser C (e)..................................      6.850%   05/01/21   $    943,782
  5,000    Detroit, MI Sew Disp Rev Sr Lien Ser A Rfdg
           (FGIC Insd)................................      5.125    07/01/31      5,189,600
  1,400    Hillsdale, MI Hosp Fin Auth Hosp Rev
           Hillsdale Cmnty Hlth Cent..................      5.250    05/15/26      1,210,454
  5,000    Michigan St Bldg Auth Rev Facs Prog Ser
           II.........................................      5.500    10/15/16      5,688,250
  2,500    Michigan St Strategic Fd Detroit Edison
           Pollutn Ctl Ser B Rfdg.....................      5.650    09/01/29      2,619,350
  9,502    Michigan St Strategic Fd Ltd Oblig Rev
           Great Lakes Pulp & Fiber Proj (a) (g)......      8.000    12/01/27      1,639,086
  2,000    Michigan St Strategic Fd Solid Genesee Pwr
           Sta Proj Rfdg..............................      7.500    01/01/21      1,981,640
  5,000    Western Townships, MI Util Sew Rfdg (MBIA
           Insd)......................................      5.250    01/01/16      5,517,200
                                                                                ------------
                                                                                  24,789,362
                                                                                ------------
           MINNESOTA  0.4%
  2,670    Anoka Hennepin, MN Sch Dist 11 Sch Dist Cr
           Enhancement Pg A...........................      5.000    02/01/12      2,980,788
                                                                                ------------

           MISSISSIPPI  0.1%
  1,035    Ridgeland, MS Urban Renewal Rev The Orchard
           Ltd Proj Ser A Rfdg........................      7.750    12/01/15      1,077,414
                                                                                ------------

           MISSOURI  1.8%
  2,835    Kansas City, MO Port Auth Fac Riverfront
           Park Proj Ser A............................      5.750    10/01/06      2,920,078
  3,935    Macon, MO Ctfs Partn (MBIA Insd)...........      5.250    08/01/17      4,326,414
    505    Missouri St Econ Dev Export &
           Infrastructure Brd Med Office Fac Rev
           (Escrowed to Maturity) (MBIA Insd).........      7.250    06/01/04        536,830
  5,000    Missouri St Hwys & Trans Cmnty Ser A.......      5.125    02/01/16      5,511,000
    655    Saint Louis, MO Tax Increment Rev Scullin
           Redev Area Ser A...........................     10.000    08/01/10        809,803
                                                                                ------------
                                                                                  14,104,125
                                                                                ------------
           NEBRASKA  0.7%
  5,000    Omaha Convention Hotel Corp Convention Ctr
           First Tier Ser A (AMBAC Insd)..............      5.125    04/01/32      5,238,300
                                                                                ------------

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                   COUPON      MATURITY      VALUE
           NEW HAMPSHIRE 1.1%
$ 1,555    New Hampshire Higher Edl & Hlth Fac Auth
           Rev........................................      8.800%   06/01/09   $  1,706,224
    890    New Hampshire Higher Edl & Hlth Fac Auth
           Rev Daniel Webster College Issue Rfdg......      6.100    07/01/09        933,646
  1,980    New Hampshire Higher Edl & Hlth Fac Auth
           Rev Daniel Webster College Issue Rfdg
           (Prerefunded @ 07/01/04)...................      7.625    07/01/16      2,196,176
    650    New Hampshire Higher Edl & Hlth Fac Auth
           Rev New London Hosp Assn Proj..............      7.500    06/01/05        691,178
    840    New Hampshire St Business Fin Auth Elec Fac
           Rev Plymouth Cogeneration (e)..............      7.750    06/01/14        853,751
  1,000    New Hampshire St Business Fin Auth Rev
           Alice Peck Day Hlth Sys Ser A..............      6.875    10/01/19        998,510
  1,000    New Hampshire St Tpk Sys Rev Ser A Rfdg
           (FGIC Insd)................................      6.750    11/01/11      1,186,550
                                                                                ------------
                                                                                   8,566,035
                                                                                ------------
           NEW JERSEY  5.6%
  2,000    Camden Cnty, NJ Impt Auth Lease Rev
           Dockside Refrig (a) (b) (e)................      8.400    04/01/24      1,794,000
  3,250    Landis, NJ Sew Auth Swr Rev (Inverse Fltg)
           (FGIC Insd)................................      9.720    09/19/19      4,252,300
  6,130    Middlesex Cnty, NJ Util Auth Swr Rev Ser A
           Rfdg (MBIA Insd)...........................      6.250    08/15/10      7,197,785
    500    New Jersey Econ Dev Auth Dist Heating &
           Cooling Rev Trigen-Trenton Ser A...........      6.200    12/01/10        503,440
  2,000    New Jersey Econ Dev Auth Holt Hauling &
           Warehsg Rev Ser G Rfdg (a).................      8.400    12/15/15      1,792,000
  1,900    New Jersey Econ Dev Auth Rev First Mtg
           Winchester Gardens Ser A...................      8.500    11/01/16      2,040,885
    350    New Jersey Econ Dev Auth Rev RWJ Hlthcare
           Corp (FSA Insd)............................      6.250    07/01/14        383,751
  1,000    New Jersey Econ Dev Auth Rev Utd Methodist
           Homes (Prerefunded @ 07/01/05).............      7.500    07/01/20      1,164,450
  1,000    New Jersey Econ Dev Auth Rev Utd Methodist
           Homes (Prerefunded @ 07/01/05).............      7.500    07/01/25      1,164,450
    475    New Jersey St Hsg & Mtg Fin Agy Rev Home
           Buyer Ser O (MBIA Insd)....................      6.300    10/01/23        498,760
  3,480    New Jersey St Tpk Auth Tpk Rev Ser C Rfdg
           (MBIA Insd)................................      6.500    01/01/16      4,382,329

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                   COUPON      MATURITY      VALUE
           NEW JERSEY (CONTINUED)
$ 5,710    New Jersey St Tran Corp Ctfs Fed Tran Admin
           Grants Ser A (AMBAC Insd)..................      5.750%   09/15/10   $  6,621,430
 10,000    New Jersey St Tran Corp Ctfs Fed Tran Admin
           Grants Ser B (AMBAC Insd)..................      6.000    09/15/15     11,803,200
                                                                                ------------
                                                                                  43,598,780
                                                                                ------------

           NEW YORK  11.2%
 10,000    Nassau Cnty, NY Interim Fin Auth Ser A.....      5.750    11/15/14     11,552,000
  5,000    New York City Ser A........................      7.000    08/01/07      5,868,000
 21,860    New York City Ser B (MBIA Insd)............      5.875    08/01/15     25,663,421
  5,000    New York City Ser D (MBIA Insd)............      5.200    08/01/14      5,548,100
  2,000    New York City Ser D Rfdg...................      8.000    02/01/05      2,258,440
  2,200    New York City Ser E........................      5.700    08/01/08      2,328,634
  2,295    New York St Dorm Auth Rev Mental Hlth Svcs
           Fac Ser A..................................      5.750    02/15/11      2,535,493
  2,280    New York St Dorm Auth Rev Mental Hlth Svcs
           Fac Ser A..................................      5.750    02/15/12      2,589,852
  2,500    New York St Energy Resh & Dev Auth Gas Fac
           Rev (Inverse Fltg).........................     10.829    04/01/20      3,221,100
  3,000    New York St Energy Resh & Dev Auth Gas Fac
           Rev Brooklyn Union Gas Ser B (Inverse
           Fltg)......................................     11.997    07/01/26      3,810,210
  2,000    New York St Energy Resh & Dev Auth Pollutn
           Ctl Rev Niagara Mohawk Pwr Corp Ser A Rfdg
           (FGIC Insd)................................      7.200    07/01/29      2,222,940
  2,000    New York St Twy Auth Svc Ctl Rol-R 142 Ser
           II (e).....................................      9.040    04/01/16      2,395,200
  3,000    New York St Twy Auth Svc Ctl Rol-R 142 Ser
           II (e).....................................      9.040    04/01/18      3,497,880
  2,400    New York St Urban Dev Corp Rev Correctional
           Fac Rfdg...................................      5.625    01/01/07      2,471,352
  1,200    Port Auth NY & NJ Cons 95th Ser............      6.125    07/15/22      1,286,616
 10,000    Triborough Brdg & Tunl Auth NY Gen Ser B
           Rfdg (c)...................................      5.000    11/15/22     10,431,500
                                                                                ------------
                                                                                  87,680,738
                                                                                ------------
           OHIO  0.2%
     70    Fairfield, OH Econ Dev Rev Beverly
           Enterprises Inc Proj Rfdg..................      8.500    01/01/03         70,453
  1,000    Ohio St Air Quality Dev Auth Rev JMG
           Funding Ltd Partn Proj Rfdg (AMBAC Insd)...      6.375    04/01/29      1,097,570
                                                                                ------------
                                                                                   1,168,023
                                                                                ------------

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                   COUPON      MATURITY      VALUE
           OKLAHOMA  1.0%
$ 6,000    Grand River Dam Auth OK Rev Ser A Rfdg (FSA
           Insd)......................................      5.000%   06/01/12   $  6,766,740
    940    Oklahoma Hsg Fin Agy Single Family Rev Mtg
           Class B (GNMA Collateralized)..............      7.997    08/01/18      1,054,445
                                                                                ------------
                                                                                   7,821,185
                                                                                ------------
           OREGON  1.5%
 10,000    Portland, OR Swr Sys Rev Ser A (FGIC
           Insd)......................................      5.750    08/01/18     11,401,200
                                                                                ------------

           PENNSYLVANIA  5.5%
  5,000    Chester Cnty, PA Hlth & Edl Fac Auth Hlth
           Sys Rev (AMBAC Insd).......................      5.650    05/15/20      5,207,000
  4,445    Downingtown PA Area Sch Dist (FSA Insd)....      5.250    04/01/14      4,976,400
  2,500    Harrisburg, PA Auth Wtr Rev (Inverse Fltg)
           (FGIC Insd)................................     10.120    06/18/15      2,716,925
    780    Lehigh Cnty, PA Indl Dev Auth Rev Rfdg.....      8.000    08/01/12        800,506
  3,000    Montgomery Cnty, PA Higher Edl & Hlth Auth
           Hosp Rev (Embedded Swap) (AMBAC Insd)......      6.100    06/01/12      3,129,270
  5,250    Philadelphia, PA Auth for Indl Ser B (FSA
           Insd)......................................      5.500    10/01/16      5,981,903
  8,450    Pittsburgh & Allegheny Cnty, PA Pub Aud
           Hotel Room (AMBAC Insd)....................      4.500    02/01/29      8,226,836
 10,000    Pittsburgh, PA Ser A (AMBAC Insd)..........      5.500    09/01/16     11,433,100
    345    Southern Chester Cnty, PA Hlth & Higher Edl
           Auth Mtg Southern Chester Cnty Med Ser A
           (Escrowed to Maturity).....................      6.100    06/01/03        355,274
                                                                                ------------
                                                                                  42,827,214
                                                                                ------------
           RHODE ISLAND  0.5%
  1,795    Providence, RI Redev Agy Ctf Part Ser A....      8.000    09/01/24      1,865,364
  1,660    Rhode Island St Econ Dev Corp Rev..........      7.250    07/01/10      1,710,530
    400    West Warwick, RI Ser (Prerefunded @
           07/15/03)..................................      7.300    07/15/08        423,760
                                                                                ------------
                                                                                   3,999,654
                                                                                ------------
           SOUTH CAROLINA  2.0%
  4,305    Columbia, SC Wtrwks & Swr Sys Rfdg.........      5.000    02/01/16      4,677,641
  4,520    Columbia, SC Wtrwks & Swr Sys Rfdg.........      5.000    02/01/17      4,878,165
  5,000    Grand Strand, SC Wtr & Swr Auth (FSA
           Insd)......................................      5.000    06/01/31      5,180,050
  1,070    Piedmont Muni Pwr Agy SC Elec Rev..........      5.000    01/01/25        952,043
                                                                                ------------
                                                                                  15,687,899
                                                                                ------------

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                   COUPON      MATURITY      VALUE
           SOUTH DAKOTA  0.1%
$ 1,000    South Dakota St Hlth & Edl Fac Auth Rev
           Huron Regl Med Ctr.........................      7.250%   04/01/20   $  1,036,550
                                                                                ------------

           TENNESSEE  2.8%
  4,000    Elizabethton, TN Hlth & Edl Fac Brd Rev
           Rfdg (MBIA Insd)...........................      7.750    07/01/29      5,307,800
  6,000    Montgomery Cnty, TN Pub Impt & Rfdg (FGIC
           Insd)......................................      5.500    05/01/17      6,820,620
  6,750    Shelby Cnty, TN Pub Impt Ser A.............      5.000    04/01/13      7,465,568
  2,000    Springfield, TN Hlth & Edl Jesse Holman
           Jones Hosp Proj (Prerefunded @ 04/01/06)...      8.500    04/01/24      2,465,720
                                                                                ------------
                                                                                  22,059,708
                                                                                ------------
           TEXAS  10.5%
  5,355    Austin, TX Rev Sub Ser A Rfdg (MBIA
           Insd)......................................     *         05/15/16      2,951,622
  1,970    Bell Cnty, TX Indl Dev Corp Solid Waste
           Disposal Rev...............................      7.600    12/01/17      1,710,236
  1,500    Bexar Cnty, TX Hlth Fac Dev Corp Hosp Rev
           Saint Luke's Lutheran Hosp (Prerefunded @
           05/01/03)..................................      7.900    05/01/18      1,552,575
    500    Bexar Cnty, TX Hlth Fac Dev Corp Hosp Rev
           Saint Luke's Lutheran Hosp (Escrowed to
           Maturity)..................................      7.000    05/01/21        658,155
    147    Bexar Cnty, TX Hsg Fin Corp Rev Ser A (GNMA
           Collateralized)............................      8.200    04/01/22        147,293
  4,000    Brazos River Auth TX Pollutn Adj Elec Co
           Proj Ser C Rfdg............................      5.750    05/01/36      4,122,440
     90    Coastal Wtr Auth TX Conveyance Sys Rev
           (Escrowed to Maturity) (AMBAC Insd)........      6.250    12/15/17         90,167
  5,000    Dallas Fort Worth, TX Intl Arpt Rev Jt Ser
           A Impt & Rfdg (FGIC Insd)..................      5.500    11/01/31      5,294,700
  7,350    Grapevine Colleyville Indpt Sch Dist TX
           (PSFG Insd)................................     *         08/15/11      5,308,611
    555    Harris Cnty, TX Hlth Fac Dev Corp Mem Hosp
           Sys Proj Rfdg..............................      7.125    06/01/15        605,344
  6,000    Houston, TX Arpt Sys Rev Sub Lien Ser A
           (FSA Insd).................................      5.125    07/01/32      6,116,760
 10,000    Houston, TX Hotel Occupancy Tax Convtn &
           Entertnmnt Ser B (AMBAC Insd)..............      5.750    09/01/14     11,648,300
  7,500    Lower CO River Auth TX Rev Ser A Rfdg
           (Inverse Fltg) (FSA Insd) (e)..............      9.770    05/15/14      9,867,825

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                   COUPON      MATURITY      VALUE
           TEXAS (CONTINUED)
$ 6,250    Lower CO River Auth TX Rev Ser A Rfdg
           (Inverse Fltg) (FSA Insd) (e)..............      9.770%   05/15/15   $  8,223,188
  3,250    Lower CO River Auth TX Rev Ser A Rfdg
           (Inverse Fltg) (FSA Insd) (e)..............      9.770    05/15/16      4,276,058
  2,000    Metropolitan Hlth Fac Dev Corp TX Wilson N
           Jones Mem Hosp Proj........................      7.200    01/01/21      2,132,720
  5,000    San Antonio, TX Wtr Rev Sys Ser A (FSA
           Insd)......................................      5.000    05/15/32      5,140,150
    500    Texas Genl Svcs Cmnty Partn Interests
           Office Bldg & Land Acquisition Proj........      7.000    08/01/19        509,460
    500    Texas Genl Svcs Cmnty Partn Interests
           Office Bldg & Land Acquisition Proj........      7.000    08/01/24        509,485
    733    Texas Genl Svcs Cmnty Partn Lease Purchase
           Ctfs.......................................      7.500    02/15/13        748,378
  4,825    Texas St Dept Hsg & Cmnty Affairs Home Mtg
           Rev Coll Ser C Rfdg (Inverse Fltg) (GNMA
           Collateralized)............................     12.015    07/02/24      5,909,081
  2,925    Texas St Higher Edl Coordinating Brd
           College Student Ln Rev.....................      7.849    10/01/25      3,080,786
    990    Texas St Veterans Hsg Assistance (MBIA
           Insd)......................................      6.800    12/01/23      1,044,123
                                                                                ------------
                                                                                  81,647,457
                                                                                ------------
           UTAH  2.5%
  2,845    Bountiful, UT Hosp Rev South Davis Cmnty
           Hosp Proj (Prerefunded @ 06/15/04) (e).....      9.500    12/15/18      3,304,411
  1,340    Hildale, UT Elec Rev Gas Turbine Elec Fac
           Proj.......................................      7.800    09/01/15      1,054,272
  1,000    Hildale, UT Elec Rev Gas Turbine Elec Fac
           Proj.......................................      8.000    09/01/20        769,630
  1,000    Hildale, UT Elec Rev Gas Turbine Elec Fac
           Proj.......................................      7.800    09/01/25        743,780
 11,000    Salt Lake City, UT Hosp Rev IHC Hosp Inc
           Rfdg.......................................      6.150    02/15/12     13,122,780
    115    Utah St Hsg Fin Agy Single Family Mtg Sr
           Ser A1 (FHA Gtd)...........................      7.100    07/01/14        120,515
    150    Utah St Hsg Fin Agy Single Family Mtg Sr
           Ser A2 (FHA Gtd)...........................      7.200    01/01/27        154,628
                                                                                ------------
                                                                                  19,270,016
                                                                                ------------

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                   COUPON      MATURITY      VALUE
           VERMONT  0.1%
$ 1,000    Vermont Edl & Hlth Bldgs Fing Agy Rev
           Bennington College Proj....................      6.625%   10/01/29   $  1,008,730
                                                                                ------------

           VIRGINIA  0.4%
  2,080    Loudoun Cnty, VA Ctfs Partn (FSA Insd).....      6.800    03/01/14      2,266,701
  1,000    Loudoun Cnty, VA Ctfs Partn (FSA Insd).....      6.900    03/01/19      1,090,410
                                                                                ------------
                                                                                   3,357,111
                                                                                ------------
           WASHINGTON  2.4%
 10,000    Grant Cnty, WA Pub Util Dist Ser H Rfdg
           (FSA Insd).................................      5.375    01/01/15     11,156,400
  1,250    Washington St Pub Pwr Supply Sys Nuclear
           Proj No 1 Rev (FGIC Insd)..................      7.125    07/01/16      1,650,300
  1,555    Washington St Pub Pwr Supply Sys Nuclear
           Proj No 1 Rev Ser C Rfdg (FSA Insd)........      5.375    07/01/15      1,601,308
  3,750    Washington St Pub Pwr Supply Sys Nuclear
           Proj No 3 Rev Ser C Rfdg (FSA Insd)........      5.375    07/01/15      3,861,675
                                                                                ------------
                                                                                  18,269,683
                                                                                ------------
           WEST VIRGINIA  1.0%
  5,050    West Virginia St Cap Apprec Infrastructure
           Ser A (FGIC Insd)..........................     *         11/01/19      2,283,307
  4,000    West Virginia St Hosp Fin Auth Hosp Rev
           Bears & Bulls WV Univ Med Corp Rfdg (MBIA
           Insd)......................................      6.100    01/01/18      4,092,640
  1,500    West Virginia St Hosp Fin Auth Hosp Rev
           Bears & Bulls WV Univ Med Corp Rfdg (MBIA
           Insd)......................................      8.600    01/01/18      1,534,785
                                                                                ------------
                                                                                   7,910,732
                                                                                ------------
           WISCONSIN  0.0%
    140    Wisconsin St Hlth & Edl Fac Auth Rev Hess
           Mem Hosp Assn (ACA Insd)...................      7.200    11/01/05        149,603
                                                                                ------------
TOTAL LONG-TERM INVESTMENTS  97.4%
  (Cost $707,645,876)........................................................    760,231,613
SHORT-TERM INVESTMENTS  1.4%
  (Cost $10,700,000).........................................................     10,700,000
                                                                                ------------

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                                                             VALUE
TOTAL INVESTMENTS  98.8%
  (Cost $718,345,876)........................................................   $770,931,613

OTHER ASSETS IN EXCESS OF LIABILITIES  1.2%..................................      9,296,447
                                                                                ------------

NET ASSETS  100.0%...........................................................   $780,228,060
                                                                                ============

 * Zero coupon bond

(a) Non-income producing security.

(b) This borrower has filed for protection in federal bankruptcy court.

(c) Securities purchased on a when-issued or delayed delivery basis.

(d) Assets segregated as collateral for when-issued or delayed delivery purchase commitments.

(e) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(f) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(g) Payment-in-kind security.

ACA--American Capital Access
AMBAC--AMBAC Indemnity Corp.
FGIC--Financial Guaranty Insurance Co.
FHA--Federal Housing Administration
FSA--Financial Security Assurance Inc.
GNMA--Government National Mortgage Association
MBIA--Municipal Bond Investors Assurance Corp.
PSFG--Permanent School Fund Guaranty

                                               See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
September 30, 2002

ASSETS:
Total Investments (Cost $718,345,876).......................  $770,931,613
Cash........................................................        70,720
Receivables:
  Investments Sold..........................................    10,992,430
  Interest..................................................    10,443,767
  Fund Shares Sold..........................................     1,115,400
Other.......................................................       147,367
                                                              ------------
    Total Assets............................................   793,701,297
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................    10,311,700
  Income Distributions......................................     1,102,207
  Fund Shares Repurchased...................................       946,218
  Distributor and Affiliates................................       430,908
  Investment Advisory Fee...................................       307,188
Accrued Expenses............................................       188,693
Trustees' Deferred Compensation and Retirement Plans........       186,323
                                                              ------------
    Total Liabilities.......................................    13,473,237
                                                              ------------
NET ASSETS..................................................  $780,228,060
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $765,731,112
Net Unrealized Appreciation.................................    52,585,737
Accumulated Undistributed Net Investment Income.............       946,449
Accumulated Net Realized Loss...............................   (39,035,238)
                                                              ------------
NET ASSETS..................................................  $780,228,060
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $696,438,249 and 46,324,332 shares of
    beneficial interest issued and outstanding).............  $      15.03
    Maximum sales charge (4.75%* of offering price).........           .75
                                                              ------------
    Maximum offering price to public........................  $      15.78
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $64,971,406 and 4,326,651 shares of
    beneficial interest issued and outstanding).............  $      15.02
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $18,818,405 and 1,254,717 shares of
    beneficial interest issued and outstanding).............  $      15.00
                                                              ============

* On sales of $100,000 or more, the sales charge will be reduced.

See Notes to Financial Statements

Statement of Operations
For the Year Ended September 30, 2002

INVESTMENT INCOME:
Interest....................................................  $43,753,950
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    3,672,613
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $1,693,019, $635,409 and $178,050,
  respectively).............................................    2,506,478
Shareholder Services........................................      494,297
Legal.......................................................       94,619
Custody.....................................................       54,665
Trustees' Fees and Related Expenses.........................       24,812
Other.......................................................      365,758
                                                              -----------
    Total Expenses..........................................    7,213,242
    Less Credits Earned on Cash Balances....................       19,408
                                                              -----------
    Net Expenses............................................    7,193,834
                                                              -----------
NET INVESTMENT INCOME.......................................  $36,560,116
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $   794,190
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   28,843,184
  End of the Period.........................................   52,585,737
                                                              -----------
Net Unrealized Appreciation During the Period...............   23,742,553
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $24,536,743
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $61,096,859
                                                              ===========

                                               See Notes to Financial Statements

Statements of Changes in Net Assets

                                                    YEAR ENDED            YEAR ENDED
                                                SEPTEMBER 30, 2002    SEPTEMBER 30, 2001
                                                ----------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..........................   $  36,560,116         $  39,247,996
Net Realized Gain/Loss.........................         794,190            (8,745,489)
Net Unrealized Appreciation During the
  Period.......................................      23,742,553            35,012,772
                                                  -------------         -------------
Change in Net Assets from Operations...........      61,096,859            65,515,279
                                                  -------------         -------------

Distributions from Net Investment Income:
  Class A Shares...............................     (33,015,759)          (34,952,996)
  Class B Shares...............................      (2,621,270)           (2,999,555)
  Class C Shares...............................        (735,588)             (685,662)
                                                  -------------         -------------
Total Distributions............................     (36,372,617)          (38,638,213)
                                                  -------------         -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES...................................      24,724,242            26,877,066
                                                  -------------         -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold......................     147,636,068            92,608,170
Net Asset Value of Shares Issued Through
  Dividend Reinvestment........................      22,552,780            23,133,219
Cost of Shares Repurchased.....................    (200,100,482)         (128,831,398)
                                                  -------------         -------------
NET CHANGE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS.................................     (29,911,634)          (13,090,009)
                                                  -------------         -------------
TOTAL INCREASE/DECREASE IN NET ASSETS..........      (5,187,392)           13,787,057
NET ASSETS:
Beginning of the Period........................     785,415,452           771,628,395
                                                  -------------         -------------
End of the Period (Including accumulated
  undistributed net investment income of
  $946,449 and $43,264, respectively)..........   $ 780,228,060         $ 785,415,452
                                                  =============         =============

See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                            NINE
                                                                           MONTHS       YEAR
                                         YEAR ENDED SEPTEMBER 30,           ENDED      ENDED
CLASS A SHARES                      -----------------------------------   SEPT. 30,   DEC. 31,
                                    2002 (b)    2001     2000     1999      1998        1997
                                    ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................   $14.56    $14.06   $14.50   $15.99    $15.77      $15.27
                                     ------    ------   ------   ------    ------      ------
  Net Investment Income...........      .71       .74      .79      .82       .66         .85
  Net Realized and Unrealized
    Gain/Loss.....................      .46       .49     (.42)   (1.46)      .20         .50
                                     ------    ------   ------   ------    ------      ------
Total from Investment
  Operations......................     1.17      1.23      .37     (.64)      .86        1.35
Less Distributions from Net
  Investment Income...............      .70       .73      .81      .85       .64         .85
                                     ------    ------   ------   ------    ------      ------
NET ASSET VALUE, END OF THE
  PERIOD..........................   $15.03    $14.56   $14.06   $14.50    $15.99      $15.77
                                     ======    ======   ======   ======    ======      ======

Total Return (a)..................    8.35%     8.93%    2.69%   -4.25%     5.62%*      9.14%
Net Assets at End of the Period
  (In millions)...................   $696.4    $701.5   $688.3   $777.5    $788.7      $766.2
Ratio of Expenses to Average Net
  Assets..........................     .87%      .83%     .89%     .88%      .84%        .89%
Ratio of Interest Expense to
  Average Net Assets..............      N/A       N/A     .01%     .17%      .03%         N/A
Ratio of Net Investment Income to
  Average Net Assets..............    4.89%     5.16%    5.58%    5.34%     5.63%       5.54%
Portfolio Turnover................      49%       31%      45%     116%       89%*       104%

 * Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $.01, decrease net realized and unrealized gains and losses by $.01 and increase the ratio of net investment income to average net assets from 4.85% to 4.89%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

N/A--Not Applicable.

                                               See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                            NINE
                                                                           MONTHS       YEAR
                                         YEAR ENDED SEPTEMBER 30,           ENDED      ENDED
CLASS B SHARES                      -----------------------------------   SEPT. 30,   DEC. 31,
                                    2002 (b)    2001     2000     1999      1998        1997
                                    ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................   $14.54    $14.05   $14.49   $15.98    $15.76      $15.27
                                     ------    ------   ------   ------    ------      ------
  Net Investment Income...........      .60       .63      .68      .71       .57         .73
  Net Realized and Unrealized
    Gain/Loss.....................      .48       .48     (.42)   (1.47)      .20         .50
                                     ------    ------   ------   ------    ------      ------
Total from Investment
  Operations......................     1.08      1.11      .26     (.76)      .77        1.23
Less Distributions from Net
  Investment Income...............      .60       .62      .70      .73       .55         .74
                                     ------    ------   ------   ------    ------      ------
NET ASSET VALUE, END OF THE
  PERIOD..........................   $15.02    $14.54   $14.05   $14.49    $15.98      $15.76
                                     ======    ======   ======   ======    ======      ======

Total Return (a)..................    7.64%     8.06%    1.90%   -4.95%     5.05%*      8.27%
Net Assets at End of the Period
  (In millions)...................   $ 65.0    $ 66.6   $ 69.5   $106.6    $197.9      $211.2
Ratio of Expenses to Average Net
  Assets..........................    1.62%     1.59%    1.67%    1.63%     1.62%       1.65%
Ratio of Interest Expense to
  Average Net Assets..............      N/A       N/A     .01%     .17%      .03%         N/A
Ratio of Net Investment Income to
  Average Net Assets..............    4.13%     4.40%    4.86%    4.57%     4.85%       4.78%
Portfolio Turnover................      49%       31%      45%     116%       89%*       104%

 * Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the sixth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $.01, decrease net realized and unrealized gains and losses by $.01 and increase the ratio of net investment income to average net assets from 4.09% to 4.13%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

N/A--Not Applicable.

See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                            NINE
                                                                           MONTHS       YEAR
                                         YEAR ENDED SEPTEMBER 30,           ENDED      ENDED
CLASS C SHARES                      -----------------------------------   SEPT. 30,   DEC. 31,
                                    2002 (b)    2001     2000     1999      1998        1997
                                    ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................   $14.52    $14.04   $14.48   $15.96    $15.75      $15.25
                                     ------    ------   ------   ------    ------      ------
  Net Investment Income...........      .60       .63      .68      .70       .57         .73
  Net Realized and Unrealized
    Gain/Loss.....................      .48       .47     (.42)   (1.45)      .19         .51
                                     ------    ------   ------   ------    ------      ------
Total from Investment
  Operations......................     1.08      1.10      .26     (.75)      .76        1.24
Less Distributions from Net
  Investment Income...............      .60       .62      .70      .73       .55         .74
                                     ------    ------   ------   ------    ------      ------
NET ASSET VALUE, END OF THE
  PERIOD..........................   $15.00    $14.52   $14.04   $14.48    $15.96      $15.75
                                     ======    ======   ======   ======    ======      ======

Total Return (a)..................    7.65%     8.00%    1.91%   -4.90%     4.99%*      8.34%
Net Assets at End of the Period
  (In millions)...................   $ 18.8    $ 17.4   $ 13.8   $ 17.5    $ 15.5      $ 15.3
Ratio of Expenses to Average Net
  Assets..........................    1.62%     1.62%    1.66%    1.63%     1.62%       1.66%
Ratio of Interest Expense to
  Average Net Assets..............      N/A       N/A     .01%     .17%      .03%         N/A
Ratio of Net Investment Income to
  Average Net Assets..............    4.13%     4.37%    4.84%    4.55%     4.86%       4.75%
Portfolio Turnover................      49%       31%      45%     116%       89%*       104%

 * Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $.01, decrease net realized and unrealized gains and losses by $.01 and increase the ratio of net investment income to average net assets from 4.09% to 4.13%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

N/A--Not Applicable.

                                               See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

September 30, 2002

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Municipal Income Fund (the "Fund") is organized as a series of the Van Kampen Tax Free Trust, a Delaware business trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Fund commenced investment operations on August 1, 1990. The distribution of the Fund's Class B and Class C shares commenced on August 24, 1992 and August 13, 1993, respectively.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will maintain, in a segregated account with its custodian, assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At September 30, 2002, the Fund had $10,311,700 of when-issued and delayed delivery purchase commitments.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata

NOTES TO
FINANCIAL STATEMENTS

September 30, 2002

basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

    As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. Prior to October 1, 2001, the Fund did not accrete market discount on fixed income securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $709,546 increase in cost of securities and a corresponding $709,546 decrease in net unrealized appreciation, based on securities held by the Fund on October 1, 2001.

    The effect of this change for the year ended September 30, 2002 was to increase net investment income by $321,841, decrease net unrealized appreciation by $41,593, and decrease net realized gains by $280,248. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At September 30, 2002, the Fund had an accumulated capital loss carryforward for tax purposes of $38,323,272 which will expire between September 30, 2003 and September 30, 2010. Of this amount, $9,418,021 will expire on September 30, 2003.

    At September 30, 2002, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $717,594,737
                                                                ============
Gross tax unrealized appreciation...........................    $ 71,583,442
Gross tax unrealized depreciation...........................     (18,246,566)
                                                                ------------
Net tax unrealized appreciation investments.................    $ 53,336,876
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

NOTES TO
FINANCIAL STATEMENTS

September 30, 2002

    The tax character of distributions paid during 2002 and 2001 was as follows:

                                                                 2002       2001
Distribution paid from:
  Ordinary Income...........................................    $83,445    $49,082
  Long-term capital gain....................................         --         --
                                                                -------    -------
                                                                $83,445    $49,082
                                                                =======    =======

    Due to inherent differences in the recognition of income, expenses and realized gains/losses under accounting principles generally accepted in the United States of America and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. Permanent book and tax differences relating to restructuring losses recognized for tax purposes in the amount of $6,140 were reclassified from accumulated net investment income to accumulated net realized gain.

    As of September 30, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $133,190

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of post October losses which are not recognized for tax purposes until the first day of the following fiscal year.

F. EXPENSE REDUCTIONS During the year ended September 30, 2002, the Fund's custody fee was reduced by $19,408 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND
OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, Van Kampen Investment Advisory Corp. (the "Adviser") will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .50%
Over $500 million...........................................       .45%

    For the year ended September 30, 2002, the Fund recognized expenses of approximately $27,400 representing legal services provided by Skadden, Arps, Slate,

NOTES TO
FINANCIAL STATEMENTS

September 30, 2002

Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to each fund. For the year ended September 30, 2002, the Fund recognized expenses of approximately $103,400 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS) an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended September 30, 2002, the Fund recognized expenses of approximately $401,000 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees and are based on competitive market benchmarks.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and, to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $127,900 are included in "Other" assets on the Statement of Assets and Liabilities at September 30, 2002. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

NOTES TO
FINANCIAL STATEMENTS

September 30, 2002

3. CAPITAL TRANSACTIONS

At September 30, 2002, capital aggregated $680,302,640, $66,318,588 and
$19,109,884 for Classes A, B and C, respectively. For the year ended September 30, 2002, transactions were as follows:

                                                            SHARES           VALUE
Sales:
  Class A...............................................    9,146,949    $ 132,261,572
  Class B...............................................      779,839       11,279,454
  Class C...............................................      282,384        4,095,042
                                                          -----------    -------------
Total Sales.............................................   10,209,172    $ 147,636,068
                                                          ===========    =============
Dividend Reinvestment:
  Class A...............................................    1,426,526    $  20,624,689
  Class B...............................................      102,707        1,483,411
  Class C...............................................       30,823          444,680
                                                          -----------    -------------
Total Dividend Reinvestment.............................    1,560,056    $  22,552,780
                                                          ===========    =============
Repurchases:
  Class A...............................................  (12,440,538)   $(180,091,131)
  Class B...............................................   (1,132,658)     (16,316,746)
  Class C...............................................     (254,346)      (3,692,605)
                                                          -----------    -------------
Total Repurchases.......................................  (13,827,542)   $(200,100,482)
                                                          ===========    =============

NOTES TO
FINANCIAL STATEMENTS

September 30, 2002

    At September 30, 2001, capital aggregated $707,507,510, $69,872,469 and
$18,262,767 for Classes A, B and C, respectively. For the year ended September 30, 2001, transactions were as follows:

                                                             SHARES          VALUE
Sales:
  Class A................................................   5,169,722    $  74,315,551
  Class B................................................     853,323       12,222,572
  Class C................................................     421,979        6,070,047
                                                           ----------    -------------
Total Sales..............................................   6,445,024    $  92,608,170
                                                           ==========    =============
Dividend Reinvestment:
  Class A................................................   1,473,185    $  21,125,045
  Class B................................................     112,536        1,612,235
  Class C................................................      27,649          395,939
                                                           ----------    -------------
Total Dividend Reinvestment..............................   1,613,370    $  23,133,219
                                                           ==========    =============
Repurchases:
  Class A................................................  (7,412,079)   $(106,312,019)
  Class B................................................  (1,335,414)     (19,134,014)
  Class C................................................    (237,980)      (3,385,365)
                                                           ----------    -------------
Total Repurchases........................................  (8,985,473)   $(128,831,398)
                                                           ==========    =============

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the years ended September 30, 2002 and 2001, 402,684 and 618,600 Class B Shares converted to Class A Shares, respectively and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received on such shares, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the years ended September 30, 2002 and 2001, no Class C Shares converted to Class A Shares.

    Class B and C Shares are offered without a front end sales charges, but are subject to a contingent deferred sale charge (CDSC). The CDSC will be imposed

NOTES TO
FINANCIAL STATEMENTS

September 30, 2002

on most redemptions made within six years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                                CONTINGENT DEFERRED
                                                                    SALES CHARGE
                                                                  AS A PERCENTAGE
                                                                  OF DOLLAR AMOUNT
                                                                 SUBJECT TO CHARGE
                                                             --------------------------
YEAR OF REDEMPTION                                           CLASS B            CLASS C
First......................................................   4.00%              1.00%
Second.....................................................   3.75%               None
Third......................................................   3.50%               None
Fourth.....................................................   2.50%               None
Fifth......................................................   1.50%               None
Sixth......................................................   1.00%               None
Seventh and Thereafter.....................................    None               None

    For the year ended September 30, 2002, Van Kampen as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $75,100 and CDSC on redeemed shares of approximately $79,700. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $368,054,705 and $385,941,890, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible change in the market value of its portfolio and to manage the portfolio's effective yield, maturity and duration. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/ depreciation. Upon disposition, a realized gain or loss is recognized accordingly.

    The Fund invests in indexed securities. These instruments are identified in the portfolio of investments. The price of these securities may be more volatile than the price of a comparable fixed rate security.

    An Inverse Floating security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specified factor. As the floating

NOTES TO
FINANCIAL STATEMENTS

September 30, 2002

rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. These instruments are typically used by the Fund to enhance the yield of the portfolio.

    An Embedded Swap security includes a swap component such that the fixed coupon component of the underlying bond is adjusted by the difference between the securities fixed swap rate and the floating swap index. These instruments are typically used by the Fund to enhance the yield of the portfolio.

6. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and 1.00% each of Class B and Class C average daily net assets are accrued daily. Included in these fees for the year ended September 30, 2002, are payments retained by Van Kampen of approximately $570,065 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $63,800.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of Van Kampen Municipal Income Fund:

We have audited the accompanying statement of assets and liabilities of the Van Kampen Municipal Income Fund (the "Fund"), including the portfolio of investments, as of September 30, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for each of the indicated years in the period ended September 30, 1999 were audited by other auditors whose report dated November 9, 1999 expressed an unqualified opinion on those financial highlights.

    We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2002 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Municipal Income Fund at September 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP
Chicago, Illinois
November 7, 2002

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN MUNICIPAL INCOME FUND

BOARD OF TRUSTEES

J. MILES BRANAGAN
JERRY D. CHOATE
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN INVESTMENT ADVISORY CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 218256
Kansas City, Missouri 64121-8256

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110


LEGAL COUNSEL
SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following is furnished with respect to the distribution paid by the Fund during its taxable year ended September 30, 2002. The Fund designated 99.8% of the income distributions as a tax-exempt income distribution. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Investment Advisory Corp. ("Advisory Corp."), Van Kampen Asset Management Inc. ("Asset Management"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). Advisory Corp. and Asset Management sometimes are referred to herein collectively as the "Advisers." The term "Fund Complex" includes each of the investment companies advised by the Advisers or their affiliates. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
J. Miles Branagan (70)        Trustee      Trustee     Private investor.              55
1632 Morning Mountain Road                 since 1995  Trustee/Director of funds
Raleigh, NC 27614                                      in the Fund Complex.
                                                       Co-founder, and prior to
                                                       August 1996, Chairman,
                                                       Chief Executive Officer
                                                       and President, MDT
                                                       Corporation (now known as
                                                       Getinge/Castle, Inc., a
                                                       subsidiary of Getinge
                                                       Industrier AB), a company
                                                       which develops,
                                                       manufactures, markets and
                                                       services medical and
                                                       scientific equipment.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Jerry D. Choate (64)          Trustee      Trustee     Trustee/Director of funds      55       Director of Amgen Inc., a
53 Monarch Bay Drive                       since 1999  in the Fund Complex.                    biotechnological company,
Dana Point, CA 92629                                   Prior to January 1999,                  and Director of Valero
                                                       Chairman and Chief                      Energy Corporation, an
                                                       Executive Officer of the                independent refining
                                                       Allstate Corporation                    company.
                                                       ("Allstate") and Allstate
                                                       Insurance Company. Prior
                                                       to January 1995,
                                                       President and Chief
                                                       Executive Officer of
                                                       Allstate. Prior to August
                                                       1994, various management
                                                       positions at Allstate.

Linda Hutton Heagy (54)       Trustee      Trustee     Regional Managing Partner      55
Sears Tower                                since 1995  of Heidrick & Struggles,
233 South Wacker Drive                                 an executive search firm.
Suite 7000                                             Trustee/ Director of
Chicago, IL 60606                                      funds in the Fund
                                                       Complex. Trustee on the
                                                       University of Chicago
                                                       Hospitals Board, Vice
                                                       Chair of the Board of the
                                                       YMCA of Metropolitan
                                                       Chicago and a member of
                                                       the Women's Board of the
                                                       University of Chicago.
                                                       Prior to 1997, Partner,
                                                       Ray & Berndtson, Inc., an
                                                       executive recruiting
                                                       firm. Prior to 1996,
                                                       Trustee of The
                                                       International House
                                                       Board, a fellowship and
                                                       housing organization for
                                                       international graduate
                                                       students. Formerly,
                                                       Executive Vice President
                                                       of ABN AMRO, N.A., a
                                                       Dutch bank holding
                                                       company. Prior to 1992,
                                                       Executive Vice President
                                                       of La Salle National
                                                       Bank.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

R. Craig Kennedy (50)         Trustee      Trustee     Director and President,        55
11 DuPont Circle, N.W.                     since 1993  German Marshall Fund of
Washington, D.C. 20016                                 the United States, an
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans.
                                                       Trustee/Director of funds
                                                       in the Fund Complex.
                                                       Formerly, advisor to the
                                                       Dennis Trading Group
                                                       Inc., a managed futures
                                                       and option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Jack E. Nelson (66)           Trustee      Trustee     President, Nelson              55
423 Country Club Drive                     since 1990  Investment Planning
Winter Park, FL 32789                                  Services, Inc., a
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President, Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of the National
                                                       Association of Securities
                                                       Dealers, Inc. and
                                                       Securities Investors
                                                       Protection Corp. Trustee/
                                                       Director of funds in the
                                                       Fund Complex.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Suzanne H. Woolsey (60)       Trustee      Trustee     Chief Communications           55       Director of Neurogen
2101 Constitution Ave., N.W.               since 1999  Officer of the National                 Corporation, a
Room 285                                               Academy of                              pharmaceutical company,
Washington, D.C. 20418                                 Sciences/National                       since January 1998.
                                                       Research Council, an
                                                       independent, federally
                                                       chartered policy
                                                       institution, since 2001
                                                       and previously Chief
                                                       Operating Officer from
                                                       1993 to 2001.
                                                       Trustee/Director of funds
                                                       in the Fund Complex.
                                                       Director of the Institute
                                                       for Defense Analyses, a
                                                       federally funded research
                                                       and development center,
                                                       Director of the German
                                                       Marshall Fund of the
                                                       United States, Trustee of
                                                       Colorado College and Vice
                                                       Chair of the Board of the
                                                       Council for Excellence in
                                                       Government. Prior to
                                                       1993, Executive Director
                                                       of the Commission on
                                                       Behavioral and Social
                                                       Sciences and Education at
                                                       the National Academy of
                                                       Sciences/National
                                                       Research Council. From
                                                       1980 through 1989,
                                                       Partner of Coopers &
                                                       Lybrand.

INTERESTED TRUSTEES*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (49)       Trustee      Trustee     President and Chief            55
1221 Avenue of the Americas                since 1999  Operating Officer of
New York, NY 10020                                     Morgan Stanley Investment
                                                       Management since December
                                                       1998. President and
                                                       Director since April 1997
                                                       and Chief Executive
                                                       Officer since June 1998
                                                       of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc.
                                                       Chairman, Chief Executive
                                                       Officer and Director of
                                                       Morgan Stanley
                                                       Distributors Inc. since
                                                       June 1998. Chairman since
                                                       June 1998, and Director
                                                       since January 1998 of
                                                       Morgan Stanley Trust.
                                                       Director of various
                                                       Morgan Stanley
                                                       subsidiaries. President
                                                       of the Morgan Stanley
                                                       Funds since May 1999.
                                                       Trustee/Director of funds
                                                       in the Fund Complex.
                                                       Previously Chief
                                                       Strategic Officer of
                                                       Morgan Stanley Investment
                                                       Advisors Inc. and Morgan
                                                       Stanley Services Company
                                                       Inc. and Executive Vice
                                                       President of Morgan
                                                       Stanley Distributors Inc.
                                                       April 1997-June 1998,
                                                       Vice President of the
                                                       Morgan Stanley Funds May
                                                       1997-April 1999, and
                                                       Executive Vice President
                                                       of Dean Witter, Discover
                                                       & Co. prior to May 1997.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Richard F. Powers, III* (56)  Trustee and  Trustee     Chairman, President,           92
1 Parkview Plaza              President    since 1999  Chief Executive Officer,
P.O. Box 5555                                          Director and Managing
Oakbrook Terrace, IL 60181                             Director of Van Kampen
                                                       Investments. Chairman,
                                                       Director and Chief
                                                       Executive Officer of the
                                                       Advisers, the Distributor
                                                       and Van Kampen Advisors
                                                       Inc. since 1998. Managing
                                                       Director of the Advisers,
                                                       the Distributor and Van
                                                       Kampen Advisors Inc.
                                                       since July 2001. Director
                                                       and Officer of certain
                                                       other subsidiaries of Van
                                                       Kampen Investments. Chief
                                                       Sales and Marketing
                                                       Officer of Morgan
                                                       Stanley. Asset
                                                       Management,
                                                       Trustee/Director and
                                                       President or Trustee,
                                                       President and Chairman of
                                                       the Board of funds in the
                                                       Fund Complex. Prior to
                                                       May 1998, Executive Vice
                                                       President and Director of
                                                       Marketing at Morgan
                                                       Stanley and Director of
                                                       Dean Witter, Discover &
                                                       Co. and Dean Witter
                                                       Realty. Prior to 1996,
                                                       Director of Dean Witter
                                                       Reynolds Inc.

Wayne W. Whalen* (63)         Trustee      Trustee     Partner in the law firm        92
333 West Wacker Drive                      since 1990  of Skadden, Arps, Slate,
Chicago, IL 60606                                      Meagher & Flom
                                                       (Illinois), legal counsel
                                                       to funds in the Fund
                                                       Complex.
                                                       Trustee/Director/
                                                       Managing General Partner
                                                       of funds in the Fund
                                                       Complex.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of his firm currently acting as legal counsel to such funds in the Fund Complex. Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Advisers by reason of their positions with Morgan Stanley or its affiliates.

OFFICERS

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Stephen L. Boyd (61)          Vice President           Officer     Managing Director and Chief Investment Officer of Van Kampen
2800 Post Oak Blvd.                                    since 1998  Investments, and Managing Director and President of the
45th Floor                                                         Advisers and Van Kampen Advisors Inc. Executive Vice
Houston, TX 77056                                                  President and Chief Investment Officer of funds in the Fund
                                                                   Complex. Prior to December 2000, Executive Vice President
                                                                   and Chief Investment Officer of Van Kampen Investments, and
                                                                   President and Chief Operating Officer of the Advisers. Prior
                                                                   to April 2000, Executive Vice President and Chief Investment
                                                                   Officer for Equity Investments of the Advisers. Prior to
                                                                   October 1998, Vice President and Senior Portfolio Manager
                                                                   with AIM Capital Management, Inc. Prior to February 1998,
                                                                   Senior Vice President and Portfolio Manager of Van Kampen
                                                                   American Capital Asset Management, Inc., Van Kampen American
                                                                   Capital Investment Advisory Corp. and Van Kampen American
                                                                   Capital Management, Inc.

Joseph J. McAlinden (59)      Chief Investment         Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   Officer                  since 2002  Stanley Investment Advisors Inc., Morgan Stanley Investment
New York, NY 10020                                                 Management Inc. and Morgan Stanley Investments LP and
                                                                   Director of Morgan Stanley Trust for over 5 years.

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

A. Thomas Smith III (45)      Vice President and       Officer     Managing Director and Director of Van Kampen Investments,
1221 Avenue of                Secretary                since 1999  Director of the Advisers, Van Kampen Advisors Inc., the
the Americas                                                       Distributor, Investor Services and certain other
New York, NY 10020                                                 subsidiaries of Van Kampen Investments. Managing Director
                                                                   and General Counsel-Mutual Funds of Morgan Stanley
                                                                   Investment Advisors, Inc. Vice President or Principal Legal
                                                                   Officer and Secretary of funds in the Fund Complex. Prior to
                                                                   July 2001, Managing Director, General Counsel, Secretary and
                                                                   Director of Van Kampen Investments, the Advisers, the
                                                                   Distributor, Investor Services, and certain other
                                                                   subsidiaries of Van Kampen Investments. Prior to December
                                                                   2000, Executive Vice President, General Counsel, Secretary
                                                                   and Director of Van Kampen Investments, the Advisers, Van
                                                                   Kampen Advisors Inc., the Distributor, Investor Services and
                                                                   certain other subsidiaries of Van Kampen Investments. Prior to January 1999, Vice President and Associate General
                                                                   Counsel to New York Life Insurance Company ("New York
                                                                   Life"), and prior to March 1997, Associate General Counsel of New York Life. Prior to December 1993, Assistant General
                                                                   Counsel of The Dreyfus Corporation. Prior to August 1991,
                                                                   Senior Associate, Willkie Farr & Gallagher. Prior to January
                                                                   1989, Staff Attorney at the Securities and Exchange
                                                                   Commission, Division of Investment Management, Office of
                                                                   Chief Counsel.

John R. Reynoldson (49)       Vice President           Officer     Executive Director of the Advisers and Van Kampen Advisors
1 Parkview Plaza                                       since 2000  Inc. Vice President of funds in the Fund Complex. Prior to
Oakbrook Terrace, IL 60181                                         July 2001, Principal and Co-head of the Fixed Income
                                                                   Department of the Advisers and Van Kampen Advisors Inc.
                                                                   Prior to December 2000, Senior Vice President of the
                                                                   Advisers and Van Kampen Advisors Inc. Prior to May 2000, he
                                                                   managed the investment grade taxable group for the Advisers since July 1999. From July 1988 to June 1999, he managed the government securities bond group for Asset Management. Mr.
                                                                   Reynoldson has been with Asset Management since April 1987.

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

John L. Sullivan (47)         Vice President, Chief    Officer     Executive Director of Van Kampen Investments, the Advisers
1 Parkview Plaza              Financial Officer and    since 1996  and Van Kampen Advisors Inc. Vice President, Chief Financial
Oakbrook Terrace, IL 60181    Treasurer                            Officer and Treasurer of funds in the Fund Complex. Head of
                                                                   Fund Accounting for Morgan Stanley Investment Management.

John H. Zimmermann, III (44)  Vice President           Officer     Managing Director and Director of Van Kampen Investments,
Harborside Financial Center                            since 2000  and Managing Director, President and Director of the
Plaza 2 - 7th Floor                                                Distributor. Vice President of funds in the Fund Complex.
Jersey City, NJ 07311                                              Prior to December 2000, President of Van Kampen Insurance
                                                                   Agency of Illinois Inc., and Senior Vice President and
                                                                   Director of Van Kampen Investments. From November 1992 to
                                                                   December 1997, Mr. Zimmermann was Senior Vice President of
                                                                   the Distributor.

Van Kampen
Privacy Notice

The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you make with us, our affiliates, or third parties. We may also collect information you provide when using our web site, and text files (a.k.a. "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen Trust Company, Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling (800) 847-2424.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

                         [VAN KAMPEN INVESTMENTS LOGO]
Copyright (C)2002 Van Kampen Funds Inc. All rights reserved.
49, 349, 549                                                   Member NASD/SIPC.
MIF ANR 11/02                                                   8283K02-AP-11/02

                            Table of Contents

                                     OVERVIEW
                       LETTER TO SHAREHOLDERS       1
                            ECONOMIC SNAPSHOT       2

                          PERFORMANCE SUMMARY
          PERFORMANCE OF A $10,000 INVESTMENT       4
                            RETURN HIGHLIGHTS       5

                        PORTFOLIO AT A GLANCE
                               CREDIT QUALITY       7
                TWELVE-MONTH DIVIDEND HISTORY       7
                              TOP FIVE STATES       8
                             TOP FIVE SECTORS       8
              Q&A WITH YOUR PORTFOLIO MANAGER       9
                            GLOSSARY OF TERMS      13

                               BY THE NUMBERS
                      YOUR FUND'S INVESTMENTS      14
                         FINANCIAL STATEMENTS      21
                NOTES TO FINANCIAL STATEMENTS      27
               REPORT OF INDEPENDENT AUDITORS      34

                       VAN KAMPEN INVESTMENTS
               THE VAN KAMPEN FAMILY OF FUNDS      35
    BOARD OF TRUSTEES AND IMPORTANT ADDRESSES      36
              TRUSTEE AND OFFICER INFORMATION      37

Look to Van Kampen as a time-tested partner.

This report must be preceded or accompanied by a prospectus for the fund being offered.
              NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

 OVERVIEW

LETTER TO SHAREHOLDERS
October 18, 2002

Dear Shareholder,

Market changes are inevitable and impossible to predict. This is why investors may be best served by having a long-term portfolio, allocated among several types of assets. Through asset allocation, you may mitigate the effects of short-term fluctuations in individual investments.

Your financial advisor can help you stay the course with your long-term plan. Together, you can periodically revisit your asset allocation, and confirm that it is still suited to your individual needs. Or, if your objectives have changed, your financial advisor can help you modify your portfolio.

Whether you're building or simply fine-tuning your portfolio, we encourage you to look to Van Kampen as a time-tested partner. Consistent with our belief in the importance of asset allocation, we offer a wide range of investment products, each managed with discipline and integrity.

                  We appreciate the opportunity to help you and your loved ones enjoy life's true wealth--family, friends and life's daily happiness.

Sincerely,

[SIG]
Richard F. Powers, III
President and CEO
Van Kampen Investment Advisory Corp.

ECONOMIC SNAPSHOT

THE ECONOMY
UNEVEN GROWTH CHARACTERIZED THE ECONOMIC ENVIRONMENT DURING 2002'S SECOND AND THIRD QUARTERS. VARIOUS ECONOMIC INDICATORS ALTERNATED BETWEEN RESULTS THAT WERE, AT TIMES, STRONGER-THAN-ANTICIPATED AND THEN WEAKER-THAN-ANTICIPATED. BY THE END OF SEPTEMBER, THE FORWARD MOMENTUM THAT WAS EVIDENT IN JULY AND AUGUST APPEARED TO HAVE SLOWED NOTICEABLY.

YET, DESPITE THE UPS AND DOWNS, ECONOMIC ACTIVITY DID NOT RETREAT TO THE LOW LEVELS WITNESSED THROUGHOUT THE SECOND QUARTER OF 2002. FOR EXAMPLE, WHILE TOTAL EMPLOYMENT FELL SLIGHTLY IN SEPTEMBER, THE UNEMPLOYMENT RATE REMAINED BELOW THE SECOND QUARTER AVERAGE. DESPITE DIPPING BELOW THEIR AUGUST LEVELS, RETAIL SALES IN SEPTEMBER WERE THE THIRD-HIGHEST IN 2002.

CONSISTENT WITH ITS STATED BELIEF THAT AN ECONOMIC RECOVERY WAS UNDERWAY, THE FEDERAL RESERVE BOARD (THE FED) LEFT ITS INTEREST RATE TARGET FOR FEDERAL FUNDS AT 1.75 PERCENT. HOWEVER, DURING ITS REGULARLY SCHEDULED AUGUST 12 MEETING, THE FED SHIFTED ITS BIAS FROM ECONOMIC NEUTRALITY TO CONCERN OVER POTENTIAL ECONOMIC WEAKNESS.

U.S. GROSS DOMESTIC PRODUCT

SEASONALLY ADJUSTED ANNUALIZED RATES

(September 30, 2000--September 30, 2002)

[BAR GRAPH]

                                                                      U.S. GROSS DOMESTIC PRODUCT
                                                                      ---------------------------
Sep 00                                                                            0.60
Dec 00                                                                            1.10
Mar 01                                                                           -0.60
Jun 01                                                                           -1.60
Sep 01                                                                           -0.30
Dec 01                                                                            2.70
Mar 02                                                                            5.00
Jun 02                                                                            1.30
Sep 02                                                                            3.10

Source: Bureau of Economic Analysis

INTEREST RATES AND INFLATION

(September 30, 2000--September 30, 2002)

[LINE GRAPH]

                                                                       INTEREST RATES                       INFLATION
                                                                       --------------                       ---------
Sep 00                                                                      6.50                               3.50
                                                                            6.50                               3.40
                                                                            6.50                               3.40
Dec 00                                                                      6.50                               3.40
                                                                            5.50                               3.70
                                                                            5.50                               3.50
Mar 01                                                                      5.00                               2.90
                                                                            4.50                               3.30
                                                                            4.00                               3.60
Jun 01                                                                      3.75                               3.20
                                                                            3.75                               2.70
                                                                            3.50                               2.70
Sep 01                                                                      3.00                               2.60
                                                                            2.50                               2.10
                                                                            2.00                               1.90
Dec 01                                                                      1.75                               1.60
                                                                            1.75                               1.10
                                                                            1.75                               1.10
Mar 02                                                                      1.75                               1.50
                                                                            1.75                               1.60
                                                                            1.75                               1.20
Jun 02                                                                      1.75                               1.10
                                                                            1.75                               1.50
                                                                            1.75                               1.80
Sep 02                                                                      1.75                               1.50

Interest rates are represented by the closing midline federal funds target rate on the last day of each month. Inflation is indicated by the annual percentage change of the Consumer Price Index for all urban consumers at the end of each month.

Source: Bloomberg

       PERFORMANCE SUMMARY

PERFORMANCE OF A $10,000 INVESTMENT

(May 28, 1993--September 30, 2002)

 [INVESTMENT PERFORMANCE GRAPH]

                                                                                                  LEHMAN BROTHERS MUNICIPAL BOND
                                                                                                  INDEX IS AN UNMANAGED, BROAD-
                                                                INTERMEDIATE TERM MUNICIPAL       BASED STATISTICAL COMPOSITE OF
                                                                        INCOME FUND                     MUNICIPAL BONDS.*
                                                                ---------------------------       ------------------------------
5/93                                                                       9671.00                           10000.00
                                                                           9851.00                           10166.90
                                                                          10259.00                           10510.80
12/93                                                                     10421.00                           10658.40
                                                                          10002.00                           10073.20
                                                                          10186.00                           10184.10
                                                                          10257.00                           10253.90
12/94                                                                     10075.00                           10107.40
                                                                          10724.00                           10821.50
                                                                          10996.00                           11082.10
                                                                          11294.00                           11400.80
12/95                                                                     11618.00                           11871.40
                                                                          11525.00                           11728.50
                                                                          11615.00                           11818.10
                                                                          11858.00                           12089.00
12/96                                                                     12115.00                           12399.00
                                                                          12124.00                           12367.30
                                                                          12448.00                           12793.20
                                                                          12787.00                           13178.90
12/97                                                                     13094.00                           13536.40
                                                                          13270.00                           13692.20
                                                                          13461.00                           13800.80
                                                                          13796.00                           14327.30
12/98                                                                     13875.00                           14413.50
                                                                          13997.00                           14541.40
                                                                          13823.00                           14284.50
                                                                          13782.00                           14227.60
12/99                                                                     13659.00                           14117.10
                                                                          13826.00                           14529.60
                                                                          14051.00                           14749.10
                                                                          14351.00                           15106.10
12/00                                                                     14548.00                           15766.50
                                                                          14915.00                           16118.40
                                                                          15010.00                           16221.00
12/01                                                                     15383.00                           16676.60
                                                                          15286.00                           16674.90
                                                                          15411.00                           16731.00
                                                                          15993.00                           17343.20
9/02                                                                      16688.00                           18166.80

This chart compares your fund's performance to that of the Lehman Brothers Municipal Bond Index over time.

This index is an unmanaged broad-based, statistical composite and its performance does not include any sales charges or fees that would be paid by an investor purchasing the securities it represents. Such costs would lower performance. The historical performance of the index is shown for illustrative purposes only; it is not meant to forecast, imply, or guarantee the future performance of any investment vehicle. It is not possible to invest directly in an index.

The above chart reflects the performance of Class A shares of the fund. The performance of Class A shares will differ from that of other share classes of the fund because of the difference in sales charges and/or expenses paid by shareholders investing in the different share classes. The fund's performance assumes reinvestment of all distributions, and includes payment of the maximum sales charge (3.25% for Class A shares) and combined Rule 12b-1 fees and service fees of up to 0.25 percent. The performance above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's performance would have been lower. Results are hypothetical.

While past performance is no guarantee of future results, the above information provides a broader vantage point from which to evaluate the discussion of the fund's performance found in the following pages.

Source:
* Lehman Brothers

RETURN HIGHLIGHTS

(as of September 30, 2002)

                                       A SHARES   B SHARES   C SHARES
-------------------------------------------------------------------------
One-year total return based on
NAV(1)                                    8.48%      7.61%      7.52%
-------------------------------------------------------------------------
One-year total return(2)                  4.96%      4.61%      6.52%
-------------------------------------------------------------------------
Five-year average annual total
return(2)                                 4.77%      4.70%      4.66%
-------------------------------------------------------------------------
Life-of-Fund average annual total
return(2)                                 5.63%      5.53%(3)    4.64%
-------------------------------------------------------------------------
Commencement date                      05/28/93   05/28/93   10/19/93
-------------------------------------------------------------------------
Distribution rate(4)                      3.74%      3.18%      3.18%
-------------------------------------------------------------------------
Taxable-equivalent distribution
rate(5)                                   6.09%      5.18%      5.18%
-------------------------------------------------------------------------
SEC Yield(6)                              4.01%      3.40%      3.41%
-------------------------------------------------------------------------

(1) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge (3.25% for Class A Shares) or contingent deferred sales charge (CDSC) for Class B and Class C Shares. On purchases of Class A Shares of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. Returns for Class B Shares are calculated without the effect of the maximum 3% CDSC, charged on certain redemptions made within one year of purchase and declining to 0% after the fourth year. Returns for Class C Shares are calculated without the effect of the maximum 1% CDSC, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% for Class A Shares and 1% for Class B and Class C Shares and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund's advisor has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the Fund's returns would have been lower.

(2) Assumes reinvestment of all distributions for the period and includes payment of the maximum sales charge (3.25% for Class A Shares) or CDSC for Class B and Class C Shares and combined Rule 12b-1 fees and service fees. On purchases of Class A Shares of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. Returns for Class B Shares are calculated with the effect of the maximum 3% CDSC, charged on certain redemptions made within one year of purchase and declining to 0% after the fourth year. Returns for Class C Shares are calculated with the effect of the maximum 1% CDSC, charged on certain redemptions made within one year of purchase. The combined Rule 12b-1 fees and service fees for Class A Shares is up to .25% and for Class B and Class C Shares is 1%. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund's adviser has waived or reimbursed fees and expenses fees and expenses from time to time; absent such waivers/reimbursements, the Fund's returns would have been lower.

(3) Reflects the conversion of Class B Shares into Class A Shares six years after the end of the calendar month in which the shares were purchased. See Footnote 3 in the Notes to Financial Statements for additional information.

(4) Distribution rate represents the monthly annualized distributions of the Fund at the end of the period and not the earnings of the Fund.

(5) Taxable-equivalent calculations reflect a federal income tax rate of 38.6%.

(6) SEC Yield is a standardized calculation prescribed by the Securities and Exchange Commission for determining the amount of net income a portfolio should theoretically generate for the 30-day period ended September 30, 2002. Had certain expenses of the Fund not been assumed by Van Kampen, the SEC Yield would have been 3.77%, 3.16%, and 3.16% for Classes A, B and C, respectively, and the total returns would have been lower.

    A portion of the interest income may be subject to the federal alternative minimum tax (AMT).

    See the Comparative Performance section of the current prospectus. An investment in the Fund is subject to investment risks, and you could lose money on your investment in the Fund. Please review the Risk/Return Summary of the Prospectus for further details on the investment risks. Past performance is no guarantee of future results. Investment return and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor.

    Market forecasts provided in this report may not necessarily come to pass.

                                                 PORTFOLIO AT A GLANCE

CREDIT QUALITY

(as a percentage of long-term investments)

As of September 30, 2002
- AAA/Aaa............  71.6%   [PIE CHART]
- AA/Aa..............   7.2%
- A/A................   4.2%
- BBB/Baa............   4.7%
- CCC/Caa............   0.1%
- Non-Rated..........  12.2%
As of September 30, 2001
- AAA/Aaa............  61.3%   [PIE CHART]
- AA/Aa..............   5.3%
- A/A................   4.5%
- BBB/Baa............   5.1%
- CCC/Caa............   0.3%
- Non-Rated..........  23.5%

Based upon the credit quality ratings as issued by Standard & Poor's Credit Market Services/Moody's Investor Services, respectively. Subject to change daily.

TWELVE-MONTH DIVIDEND HISTORY

(for the year ended September 30, 2002)
[BAR GRAPH]

                                                                               DIVIDEND
                                                                               --------
10/01                                                                           0.0350
11/01                                                                           0.0350
12/01                                                                           0.0350
1/02                                                                            0.0350
2/02                                                                            0.0350
3/02                                                                            0.0350
4/02                                                                            0.0350
5/02                                                                            0.0350
6/02                                                                            0.0350
7/02                                                                            0.0350
8/02                                                                            0.0350
9/02                                                                            0.0350

The dividend history represents dividends that were paid on the fund's Class A shares and is no guarantee of the fund's future dividends.

TOP FIVE STATES

(as a percentage of long-term investments--September 30, 2002)

Kansas                                                       9.8%
---------------------------------------------------------------------
New Jersey                                                   6.9%
---------------------------------------------------------------------
Florida                                                      6.6%
---------------------------------------------------------------------
Missouri                                                     6.6%
---------------------------------------------------------------------
Tennessee                                                    5.7%
---------------------------------------------------------------------

Subject to change daily.

TOP FIVE SECTORS

(as a percentage of long-term investments)
[BAR GRAPH]

                                                                     SEPTEMBER 30, 2002                 SEPTEMBER 30, 2001
                                                                     ------------------                 ------------------
General Purpose                                                             15.9                               13.7
Public Building                                                             13.9                               15.4
Industrial Revenue                                                          13.8                                5.3
Public Education                                                            10.8                               10.4
Health Care                                                                  7.4                               10.4

Subject to change daily. All information is provided for informational purposes only and should not be deemed as a recommendation to buy securities in the sectors shown above. Securities are classified by sectors that represent broad groupings of related industries.

                                                                         [PHOTO]

Q&A WITH YOUR PORTFOLIO MANAGER

WE RECENTLY SPOKE WITH THE PORTFOLIO MANAGEMENT TEAM FOR THE VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND ABOUT THE KEY EVENTS AND ECONOMIC FORCES THAT SHAPED THE MARKETS AND INFLUENCED THE FUND'S RETURN DURING THE 12-MONTH PERIOD ENDED SEPTEMBER 30, 2002. THE FUND IS MANAGED BY THE ADVISER'S MUNICIPAL TEAM. CURRENT MEMBERS(1) OF THE TEAM INCLUDE TIMOTHY D. HANEY, VICE PRESIDENT. THE FOLLOWING DISCUSSION REFLECTS HIS VIEWS ON THE FUND'S PERFORMANCE.

(1) Team members may change without notice at any time.

Q   WHAT WAS THE MARKET
    ENVIRONMENT OF THE PAST 12 MONTHS?

A   The economic backdrop of the
past 12 months set the tone for historic levels of activity in the municipal bond market. The first six months of the fiscal year saw investors wavering between expectations of economic recovery on the one hand and continued economic malaise on the other. The Federal Reserve Bank continued to stimulate the flagging economy by lowering the federal funds target interest rate three times over the first three months of the period. With that rate at historic lows, the economy appeared to be moving gradually toward recovery.

    Market sentiment turned decidedly negative in the second half of the period. The economic indicators that had been giving mixed to positive signals moved into negative territory in April, and from then to the end of the period the bulk of the economic news came in weaker than expected. This, in combination with corporate mismanagement and geopolitical concerns, led to a marked deterioration in investor sentiment and helped push municipal bond yields to levels not seen since the mid 1960s.

    One of the most significant effects of the drop in yields has been a surge in issuance. Municipalities moved aggressively to lock in lower financing rates by issuing new debt as well as refinancing existing obligations that had been originated during periods of higher interest rates. This wave of new issuance is on track to lift calendar year 2002 above the record of $292 billion in new issuance set in 1993.

    Faltering investor sentiment also prolonged the bear market in equities. While this has been a painful time for equity investors, it has been a boon for municipal bond mutual funds. Investors seeking to put their cash to work have been drawn by the relatively strong performance of municipal bonds and have poured near-record amounts of money into municipal bond funds. This is not to say that the bond market was entirely immune to the bad news driving the stock market down. Much of that news centered on corporate-governance scandals and the faltering economy. These factors served to undermine the corporate-backed segments of the municipal market and led to general underperformance by lower-rated bonds relative to AAA-rated paper.

    Looking out along the yield curve, the past 12 months also saw two divergent periods of performance for intermediate and long-dated municipal bonds. During the first six months of the period, expectations of an economic recovery brought the inevitable fears of rising interest rates. As a result, the short to intermediate portion of the curve turned in the best performance for that period. The long end of the curve rallied sharply in the second half, however, when hopes for a quick recovery proved futile. Even with this rally, however, intermediate bonds still outperformed longer-term issues for the 12-month period.

Q   HOW DID THE FUND PERFORM IN
    THIS ENVIRONMENT?

A   The fund continued to provide
shareholders with what we believe to be an attractive level of income, as its monthly dividend of $0.035 per Class A share translates to a distribution rate of 3.74 percent based on the fund's maximum offering price as of September 30, 2002. For the 12-month period ended September 30, 2002, the fund generated a total return of 8.48 percent.

    Performance information for the fund reflects Class A shares at net asset value including combined Rule 12b-1 fees and service fees of up to 0.25 percent and excluding a maximum sales charge of 4.75 percent; if the maximum sales charge were included, the return would be lower. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower. The return above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Of course, past performance is no guarantee of future results. Performance of other share classes will vary. Investment return and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor.

    By comparison, the Lehman Brothers Municipal Bond Index posted a total return of 8.93 percent. This index is an unmanaged, broad-based statistical composite of municipal bonds. These index returns do not include any sales charges or fees that would be paid by an investor purchasing the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index. For additional performance results, please refer to the chart and footnotes on page 5.

Q   WHAT WERE THE KEY DRIVERS OF
    THE FUND'S PERFORMANCE?

A   The fund enjoyed solid
performance as a result of two key factors. The first was the successful execution of our trading strategy, which emphasized actively managing the fund's exposure to highly liquid securities and sectors. As bonds became more fully valued, we sold them to capture their price gains and redeployed the proceeds into bonds with more attractive future return potential. Second, our successful credit analysis ensured that the fund's high-yield holdings were largely stable. This had the effect of enhancing the fund's income stream while maintaining a fairly steady total return pattern.

Q   WHAT STRATEGIES DID YOU PURSUE
    IN MANAGING THE FUND?

A   Our overall strategy was to
reposition the fund to reduce risk while capturing new opportunities in the market. One of the key strategies we used to do this was to upgrade the fund's overall credit exposure to limit the potential for adverse credit events in an uncertain economic environment. We increased the fund's exposure to bonds rated AA or better by 12 percent and reduced its exposure to nonrated bonds by roughly the same amount. We accomplished this largely by purchasing what we believed to be higher-quality bonds with incoming cash flows.

    The fund's credit profile also reflected changes in the portfolio's sector composition. Several of the fund's lower-rated holdings featured relatively high coupons and were called away when their issuers moved to take advantage of low current interest rates to refinance. We replaced several of these higher-yielding positions with investment-grade industrial revenue bonds in the utility sector. Through careful credit analysis, our analysts identified several solid bonds that had been beaten down by the market to attractive levels.

    We also actively managed the fund's maturity profile. Securities in the shorter end of the intermediate range performed strongly when the yield curve steepened. As those securities reached their performance targets we shifted our focus to bonds in the longer portion of the intermediate part of the curve. We were able to locate several such securities with premium coupons. These bonds offered the added benefit of strong income in addition to shifting assets away parts of the curve most likely to underperform if short-term interest rates were to rise rapidly.

Q   WHAT IS YOUR OUTLOOK FOR THE
    MUNICIPAL MARKET?

A   While the economic recovery has
been postponed, we expect that economic activity is likely to pick up at some point. With long-bond yields at 30-year lows, the likelihood of an impending turn in the cycle is higher than previously. It appears the Fed remains prepared to stimulate the economy further if necessary. As a result, we will continue to watch the economy closely for signs of recovery that might eventually drive rates higher.

    We also expect equity market sentiment to continue to be a key driver of cash flows into our market. Municipal bond funds are likely to continue to enjoy strong inflows as long as stocks remain weak.

                           ANNUAL HOUSEHOLDING NOTICE

To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

GLOSSARY OF TERMS

A HELPFUL GUIDE TO SOME OF THE COMMON TERMS YOU'RE LIKELY TO SEE IN THIS REPORT AND OTHER FINANCIAL PUBLICATIONS.

BOND: A debt security issued by a government or corporation that pays the bondholder a stated rate of interest and repays the principal at the maturity date.

CREDIT RATING: An evaluation of a bond issuer's credit history and capability of repaying its debt obligations. Standard & Poor's Ratings Group and Moody's Investors Service are two companies that assign credit ratings. Standard & Poor's ratings range from a high of AAA to a low of D, while Moody's ratings range from a high of Aaa to a low of C.

DURATION: A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-rate environments, while funds with longer durations perform better when rates decline.

FEDERAL RESERVE BOARD (THE FED): The governing body of the Federal Reserve System, the central bank of the United States. Its policy-making unit, the Federal Open Market Committee, meets at least eight times a year to establish monetary policy and monitor the economic pulse of the United States.

GENERAL OBLIGATION BONDS: Bonds backed by the full faith and credit (taxing authority) of the issuer for timely payment of interest and principal. Such bonds are issued to finance essential government projects, such as highways and schools.

YIELD CURVE: The pattern that results from viewing the yields of U.S. Treasury securities maturing in 1, 5, 10 and 30 years. When grouped together and graphed, a pattern of increasing yield is often reflected as the time to maturity extends. This pattern creates an upward sloping curve. A "flat" yield curve represents little difference between short- and long-term interest rates, while a "negative" yield curve represents decreasing yields as the time to maturity extends.

                        BY THE NUMBERS

YOUR FUND'S INVESTMENTS

September 30, 2002
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

PAR
AMOUNT                                                                        MARKET
(000)     DESCRIPTION                                   COUPON   MATURITY      VALUE
          MUNICIPAL BONDS  91.9%
          ALABAMA  2.2%
$1,260    Dothan Houston Cnty, AL Arpt Auth (MBIA
          Insd)........................................ 5.400%   12/01/15   $ 1,390,284
   390    West Jefferson Cnty, AL Amusement & Pub Park
          Auth (Prerefunded @ 12/01/06)................ 7.500    12/01/08       443,683
                                                                            -----------
                                                                              1,833,967
                                                                            -----------
          ARIZONA  4.9%
   500    Maricopa Cnty, AZ Indl Dev Auth Sr Living Fac
          Rev Christian Care Mesa Inc Proj A........... 7.250    04/01/05       519,610
 1,030    Maricopa Cnty, AZ Sch Dist (FGIC Insd)....... 4.750    07/01/12     1,145,906
 1,355    Maricopa Cnty, AZ Sch Dist (FSA Insd)........ 5.000    07/01/12     1,531,800
   835    Pima Cnty, AZ Indl Dev Auth Indl Rev Lease
          Oblig Irvington Proj Tucson Ser A Rfdg (FSA
          Insd)........................................ 7.250    07/15/10       878,629
                                                                            -----------
                                                                              4,075,945
                                                                            -----------
          ARKANSAS  1.3%
 1,000    Arkansas St Fed Hwy Grant Antic Ser A........ 5.500    08/01/06     1,122,960
                                                                            -----------
          CALIFORNIA  1.8%
   245    California Edl Fac Auth Rev Pacific Grad
          Sch.......................................... 6.950    11/01/07       265,215
 1,000    California St (AMBAC Insd)................... 6.400    09/01/08     1,214,120
                                                                            -----------
                                                                              1,479,335
                                                                            -----------
          COLORADO  1.6%
   240    Colorado Hlth Fac Auth Rev Sr Living Fac
          Eaton Ter Ser A.............................. 6.800    07/01/09       245,429
    27    Colorado Hsg Fin Auth Single Family Pgm Sr
          Ser E........................................ 8.125    12/01/24        28,029
 1,000    Denver, CO City & Cnty Arpt Rev Ser A........ 7.400    11/15/04     1,100,490
                                                                            -----------
                                                                              1,373,948
                                                                            -----------
          CONNECTICUT  4.8%
   145    Mashantucket Western Pequot Tribe (Escrowed
          to Maturity) (a)............................. 6.500    09/01/06       169,108
   345    New Haven, CT Indl Fac Rev Adj Govt Ctr
          Thermal Energies............................. 7.250    07/01/09       334,895

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                        MARKET
(000)     DESCRIPTION                                   COUPON   MATURITY      VALUE
          CONNECTICUT (CONTINUED)
$1,500    New Haven, CT Ser B Rfdg (FGIC Insd)......... 5.250%   11/01/11   $ 1,746,525
 1,500    New Haven, CT Ser B Rfdg (FGIC Insd)......... 5.375    11/01/12     1,770,090
                                                                            -----------
                                                                              4,020,618
                                                                            -----------
          FLORIDA  6.1%
 1,150    Florida Hsg Fin Agy Hsg Maitland Club Apts
          Ser B-1 (AMBAC Insd)......................... 6.750    08/01/14     1,211,375
   500    Highlands Cnty, FL Hlth Facs Hosp Adventist
          Health....................................... 3.350    11/15/32       507,735
   190    Lee Cnty, FL Indl Dev Auth Econ Rev Encore
          Nursing Ctr Part Rfdg........................ 8.125    12/01/07       196,034
   145    Orange Cnty, FL Hlth Fac Auth Rev First Mtg
          Orlando Lutheran Twr Rfdg.................... 8.125    07/01/06       152,811
   250    Orange Cnty, FL Hlth Fac Auth Rev First Mtg
          Orlando Lutheran Twr Rfdg.................... 8.625    07/01/20       269,367
 2,000    Orange Cnty, FL Sch Brd Ctf Part Ser A (AMBAC
          Insd)........................................ 5.250    08/01/14     2,293,360
   300    Volusia Cnty, FL Indl Dev Auth Bishops Glen
          Proj Rfdg (Escrowed to Maturity)............. 7.125    11/01/06       342,225
   120    Westchase East Cmnty Dev Dist FL Cap Impt
          Rev.......................................... 7.250    05/01/03       122,880
                                                                            -----------
                                                                              5,095,787
                                                                            -----------
          GEORGIA  2.3%
 1,390    De Kalb Cnty, GA Hsg Auth Multi-Family Hsg
          Rev North Hill Apts Proj Rfdg (FNMA
          Collateralized).............................. 6.625    01/01/25     1,491,623
   420    Forsyth Cnty, GA Hosp Auth Rev Antic Ctfs GA
          Baptist Hlthcare Sys Proj.................... 6.000    10/01/08       421,046
                                                                            -----------
                                                                              1,912,669
                                                                            -----------
          ILLINOIS  2.4%
   250    Bedford Park, IL Tax Increment 71st & Cicero
          Proj Rfdg.................................... 7.000    01/01/06       257,665
   290    Chicago, IL Tax Increment Alloc Santn Drain &
          Ship Canal Ser A............................. 7.375    01/01/05       296,748
   250    Chicago, IL Tax Increment Alloc Sub Cent Loop
          Redev Ser A.................................. 6.500    12/01/05       272,417
   545    Clay Cnty, IL Hosp Rev....................... 5.500    12/01/10       513,455
   315    Huntley, IL Spl Svc Area No. 7 Spl Tax....... 6.000    03/01/09       339,696
   300    Peoria, IL Spl Tax WeaverRidge Spl Svc
          Area......................................... 7.625    02/01/08       319,065
                                                                            -----------
                                                                              1,999,046
                                                                            -----------

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                        MARKET
(000)     DESCRIPTION                                   COUPON   MATURITY      VALUE
          INDIANA  3.1%
$1,000    Allen Cnty, IN Juvenile Justice Ctr First Mtg
          (AMBAC Insd)................................. 5.500%   01/01/18   $ 1,127,300
 1,400    Indiana Bd Bk Spl Prog Hendricks Redev Ser
          B............................................ 6.000    02/01/12     1,431,192
                                                                            -----------
                                                                              2,558,492
                                                                            -----------
          KANSAS  9.0%
   500    Burlington, KS Envrn Impt Rev................ 4.750    09/01/15       511,160
 1,000    Dodge City, KS Uni Sch Dist No 443 Rfdg (FGIC
          Insd)........................................ 4.100    09/01/16     1,010,960
 2,065    Kansas St Dev Fin Auth Rev Dept of Comm & Hsg
          Impact (MBIA Insd)........................... 5.000    06/01/11     2,326,883
 1,000    Shawnee Cnty, KS Sch Dist 501 Topeka......... 5.000    02/01/20     1,063,190
   410    Wyandotte Cnty, KS City KS Univ Brd of Public
          Utility Office Bldg Complex Proj (MBIA
          Insd)........................................ 5.000    05/01/10       460,582
   820    Wyandotte Cnty, KS City KS Univ Brd of Public
          Utility Office Bldg Complex Proj (MBIA
          Insd)........................................ 5.000    05/01/11       925,755
   860    Wyandotte Cnty, KS City KS Univ Brd of Public
          Utility Office Bldg Complex Proj (MBIA
          Insd)........................................ 5.000    05/01/12       963,398
   255    Wyandotte Cnty, KS City KS Univ Brd of Public
          Utility Office Bldg Complex Proj (MBIA
          Insd)........................................ 5.000    05/01/13       283,047
                                                                            -----------
                                                                              7,544,975
                                                                            -----------
          LOUISIANA  1.8%
   500    Louisiana Hsg Fin Agy Rev Multi-Family Hsg
          Plantation Ser A (b)......................... 7.200    01/01/06       351,605
 1,065    Louisiana Loc Govt Envir Pkg Facs Garage Proj
          Ser A (AMBAC Insd)........................... 5.000    10/01/12     1,187,890
                                                                            -----------
                                                                              1,539,495
                                                                            -----------
          MASSACHUSETTS  0.5%
   120    Massachusetts St Indl Fin Agy East Boston
          Neighborhood Proj............................ 7.250    07/01/06       120,019
   345    Massachusetts St Indl Fin Agy Rev Gtr Lynn
          Mental Hlth (a).............................. 6.200    06/01/08       334,567
                                                                            -----------
                                                                                454,586
                                                                            -----------
          MICHIGAN  0.7%
   365    John Tolfree Hlth Sys Corp MI Mtg Rev........ 5.450    09/15/06       373,943
   250    Michigan St Strategic Fd Ltd Oblig Rev United
          Waste Sys Proj............................... 5.200    04/01/10       249,693
                                                                            -----------
                                                                                623,636
                                                                            -----------

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                        MARKET
(000)     DESCRIPTION                                   COUPON   MATURITY      VALUE
          MINNESOTA  0.8%
$  500    Dakota Cnty, MN Hsg & Redev Auth Multi-Family
          Hsg Rev Affordable Hsg View Pointe Proj...... 6.000%   11/01/09   $   501,395
   190    Minneapolis, MN Multi-Family Rev Hsg Belmont
          Apts Proj.................................... 7.000    11/01/06       195,398
                                                                            -----------
                                                                                696,793
                                                                            -----------
          MISSOURI  6.1%
 1,500    Kansas City, MO Arpt Rev Genl Impt Ser A (FSA
          Insd)........................................ 7.000    09/01/12     1,647,300
 1,095    Liberty, MO Wtr Rev (MBIA Insd).............. 4.700    10/01/15     1,170,259
 1,000    Macon, MO Ctfs Partn (MBIA Insd)............. 5.250    08/01/17     1,099,470
 1,000    St. Louis, MO Arpt Rev Arpt Dev Prog Ser A
          (MBIA Insd).................................. 5.500    07/01/09     1,149,110
                                                                            -----------
                                                                              5,066,139
                                                                            -----------
          MONTANA  0.7%
   500    Crow Fin Auth, MT Tribal Purp Rev (a)........ 5.400    10/01/07       553,890
                                                                            -----------

          NEW JERSEY  6.3%
   500    Camden Cnty, NJ Impt Auth Lease Rev Kaighn Pt
          Marine Terminal A (c) (d) (e)................ 7.375    06/01/07       150,000
 1,400    Essex Cnty, NJ Impt Auth Lease Gtd Cnty
          Correctional Fac Proj (FGIC Insd)............ 5.750    10/01/30     1,587,376
 1,100    Hudson Cnty, NJ Impt Auth Rev Waterfront Impt
          Weehawken Proj A (FSA Insd).................. 4.500    07/01/10     1,199,418
   250    New Jersey Econ Dev Auth Rev Sr Mtg Arbor
          Glen Proj Ser A (Escrowed to Maturity)....... 8.000    05/15/04       267,388
   800    New Jersey Hlthcare Fac Fing Auth Rev Christ
          Hosp Group Issue (Connie Lee Insd)........... 7.000    07/01/06       935,192
   455    Rahway, NJ Ctfs Partn (MBIA Insd)............ 5.500    02/15/16       510,424
   565    Rahway, NJ Ctfs Partn (MBIA Insd)............ 5.600    02/15/17       634,326
                                                                            -----------
                                                                              5,284,124
                                                                            -----------
          NEW YORK  5.2%
   345    Brookhaven, NY Indl Dev Agy Sr Residential
          Hsg Rev Woodcrest Estates Fac Ser A.......... 5.875    12/01/09       357,092
 1,000    Metro Transn Auth NY Svc Contract Ser B (MBIA
          Insd)........................................ 5.500    07/01/14     1,190,770
   500    New York City Ser A.......................... 7.000    08/01/07       586,800

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                        MARKET
(000)     DESCRIPTION                                   COUPON   MATURITY      VALUE
          NEW YORK (CONTINUED)
$1,000    New York St Med Care Fac Fin Agy Rev NY Hosp
          Mtg Ser A (Prerefunded @ 02/15/05) (AMBAC
          Insd)........................................ 6.200%   08/15/05   $ 1,125,390
 1,000    Niagara Falls, NY Pub Impt (MBIA Insd)....... 6.900    03/01/20     1,089,670
                                                                            -----------
                                                                              4,349,722
                                                                            -----------
          NORTH CAROLINA  0.9%
   630    North Carolina Eastn Mun Pwr Agy Pwr Sys Rev
          Ser D........................................ 6.450    01/01/14       708,983
                                                                            -----------

          OHIO  0.9%
   260    Cleveland-Cuyahoga Cnty, OH Port Auth Rev
          Dev-Port Cleveland Bd Fd B................... 6.500    05/15/05       264,698
   500    Dayton, OH Spl Facs Rev Afco Cargo Day LLC
          Proj......................................... 6.000    04/01/09       469,765
                                                                            -----------
                                                                                734,463
                                                                            -----------
          OKLAHOMA  1.6%
 1,170    Oklahoma Dev Fin Auth Lease Dept Human Svcs
          Cnty Office (AMBAC Insd)..................... 5.250    02/01/14     1,317,420
    40    Shawnee, OK Hosp Auth Hosp Rev Midamerica
          Hlthcare Inc Rfdg............................ 5.750    10/01/03        40,724
                                                                            -----------
                                                                              1,358,144
                                                                            -----------
          OREGON  1.9%
 1,445    Deschutes Cnty, OR Rfdg (FSA Insd)........... 4.500    06/01/13     1,563,187
                                                                            -----------

          PENNSYLVANIA  4.4%
   225    Erie, PA Higher Edl Bldg Auth College Rev
          Mercyhurst College Proj A Rfdg............... 5.300    03/15/03       228,272
   900    Philadelphia, PA Gas Wks Rev Third Ser (FSA
          Insd)........................................ 5.000    08/01/10     1,012,455
 2,000    Philadelphia, PA Redev Auth Rev Neighborhood
          Trans A (FGIC Insd).......................... 5.500    04/15/16     2,286,300
   140    Southern Chester Cnty, PA Hlth & Higher Edl
          Auth Mtg Southern Chester Cnty Med Ser A
          (Escrowed to Maturity)....................... 6.100    06/01/03       144,169
                                                                            -----------
                                                                              3,671,196
                                                                            -----------
          RHODE ISLAND  2.2%
 1,835    Rhode Island St Cons Cap Dev Ln Ser A........ 5.000    08/01/12     1,876,049
                                                                            -----------

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                        MARKET
(000)     DESCRIPTION                                   COUPON   MATURITY      VALUE
          SOUTH CAROLINA  1.4%
$1,065    Lexington, SC Wtr & Swr Rev & Impt Comb Ser A
          Rfdg (MBIA Insd)............................. 5.000%   04/01/14   $ 1,165,643
                                                                            -----------

          TENNESSEE  5.2%
 1,395    Clarksville, TN Wtr Swr & Gas Rfdg (FSA
          Insd)........................................ 5.000    02/01/13     1,568,022
 1,150    Franklin, TN Spl Sch Dist Cap Apprec (FSA
          Insd)........................................   *      06/01/15       674,993
 1,805    Gatlinburg, TN Pub Bldg Auth Rfdg (AMBAC
          Insd)........................................ 5.750    12/01/11     2,143,708
                                                                            -----------
                                                                              4,386,723
                                                                            -----------
          TEXAS  4.1%
   500    Brazos River Auth TX Pollutn Adj Elec Co Proj
          Ser C Rfdg................................... 5.750    05/01/36       515,305
 1,110    Katy, TX Dev Auth Rev Tax Increment
          Contract..................................... 5.500    05/15/17     1,082,183
 1,500    Matagorda Cnty, TX Nav Dist 1 Reliant Energy
          Inc Ser C Rfdg............................... 5.200    05/01/29     1,486,080
   300    San Antonio, TX Hsg Fin Corp Multi-Family Hsg
          Rev Beverly Oaks Arpt Proj Ser A............. 7.500    02/01/10       309,837
                                                                            -----------
                                                                              3,393,405
                                                                            -----------
          UTAH  0.3%
   265    Utah St Hsg Fin Agy Single Family Mtg Mezz
          Ser A (FHA/VA Gtd)........................... 7.150    07/01/12       279,453
                                                                            -----------

          VIRGINIA  2.2%
   500    Pittsylvania Cnty, VA Indl Dev Auth Rev
          Exempt Fac Ser A (a)......................... 7.450    01/01/09       501,300
 1,180    Richmond, VA Indl Dev Auth Atmore Corp Proj
          (AMBAC Insd)................................. 5.000    07/15/13     1,335,052
                                                                            -----------
                                                                              1,836,352
                                                                            -----------
          WASHINGTON  3.4%
 1,500    Clark Cnty, WA Sch Dist 114 (FSA Insd)....... 5.500    12/01/15     1,718,385
 1,000    Tacoma, WA Elec Sys Rev Ser B Rfdg (FSA
          Insd)........................................ 5.500    01/01/11     1,150,350
                                                                            -----------
                                                                              2,868,735
                                                                            -----------
          WEST VIRGINIA  1.8%
 1,500    West Virginia St Hosp Fin Auth (MBIA Insd)... 6.100    01/01/18     1,534,785
                                                                            -----------

TOTAL LONG-TERM INVESTMENTS  91.9%
  (Cost $72,919,084).....................................................    76,963,245
                                                                            -----------

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                        MARKET
(000)     DESCRIPTION                                   COUPON   MATURITY      VALUE
          SHORT-TERM INVESTMENTS  6.9%
$  375    Farmington, NM Pollutn Ctl Rev AZ Pub Svc Co
          Ser B Rfdg (LOC: Barclays Bank).............. 2.000%   10/01/02   $   375,000
 2,100    Idaho Hlth Fac Auth Rev Saint Lukes Med Ctr
          (Variable Rate Coupon) (FSA Insd)............ 2.000    07/01/30     2,100,000
 1,000    Iowa Fin Auth Rev Burlington Med Ctr
          (Variable Rate Coupon) (FSA Insd)............ 2.150    06/01/27     1,000,000
 1,000    New York St Dorm Auth Rev Pars Mt Sinai NYU
          Hlth Ser B (Variable Rate Coupon)............ 4.000    07/01/22     1,000,000
   300    Orange Cnty, CA Santn Dist Ctfs Partn Rfdg
          (AMBAC Insd)................................. 1.850    08/01/16       300,000
 1,000    Reno, NV Hospital Revenue Variable Insured St
          Marys Regional Med B (MBIA Insd)............. 2.000    05/15/23     1,000,000
                                                                            -----------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $5,775,000)......................................................     5,775,000
                                                                            -----------

TOTAL INVESTMENTS  98.8%
  (Cost $78,694,084).....................................................    82,738,245

OTHER ASSETS IN EXCESS OF LIABILITIES  1.2%..............................     1,010,163
                                                                            -----------

NET ASSETS  100.0%.......................................................   $83,748,408
                                                                            ===========

 *  Zero coupon bond

(a) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b) Interest is accruing at less than the stated coupon.

(c) Non-income producing security.

(d) This borrower has filed for protection in federal bankruptcy court.

(e) Security is in default.

AMBAC--AMBAC Indemnity Corp.
Connie Lee--Connie Lee Insurance Co.
FGIC--Financial Guaranty Insurance Co.
FHA/VA--Federal Housing Administration/Department of Veterans Affairs
FNMA--Federal National Mortgage Association
FSA--Financial Security Assurance Inc.
LOC--Letter of Credit
MBIA--Municipal Bond Investors Assurance Corp.

                                               See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
September 30, 2002

ASSETS:
Total Investments (Cost $78,694,084)........................  $82,738,245
Cash........................................................       45,440
Receivables:
  Interest..................................................    1,081,929
  Fund Shares Sold..........................................      778,759
  Investments Sold..........................................      485,000
Other.......................................................       83,815
                                                              -----------
    Total Assets............................................   85,213,188
                                                              -----------
LIABILITIES:
Payables:
  Investments Purchased.....................................      985,360
  Fund Shares Repurchased...................................      147,358
  Income Distributions......................................       76,506
  Distributor and Affiliates................................       56,967
  Investment Advisory Fee...................................       16,582
Trustees' Deferred Compensation and Retirement Plans........      114,136
Accrued Expenses............................................       67,871
                                                              -----------
    Total Liabilities.......................................    1,464,780
                                                              -----------
NET ASSETS..................................................  $83,748,408
                                                              ===========
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $79,168,416
Net Unrealized Appreciation.................................    4,044,161
Accumulated Net Realized Gain...............................      393,337
Accumulated Undistributed Net Investment Income.............      142,494
                                                              -----------
NET ASSETS..................................................  $83,748,408
                                                              ===========
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $53,456,727 and 4,923,789 shares of
    beneficial interest issued and outstanding).............  $     10.86
    Maximum sales charge (3.25%* of offering price).........          .36
                                                              -----------
    Maximum offering price to public........................  $     11.22
                                                              ===========
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $17,080,158 and 1,575,999 shares of
    beneficial interest issued and outstanding).............  $     10.84
                                                              ===========
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $13,211,523 and 1,220,707 shares of
    beneficial interest issued and outstanding).............  $     10.82
                                                              ===========

* On sales of $25,000 or more, the sales charge will be reduced.

See Notes to Financial Statements

Statement of Operations
For the Year Ended September 30, 2002

INVESTMENT INCOME:
Interest....................................................  $3,214,055
                                                              ----------
EXPENSES:
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $105,773, $137,852 and $91,737,
  respectively).............................................     335,362
Investment Advisory Fee.....................................     325,733
Accounting Services.........................................      50,600
Shareholder Reports.........................................      45,820
Shareholder Services........................................      39,851
Registration and Filing Fees................................      37,605
Legal.......................................................      19,405
Trustees' Fees and Related Expenses.........................      15,436
Custody.....................................................       8,727
Other.......................................................      34,216
                                                              ----------
    Total Expenses..........................................     912,755
    Investment Advisory Fee Reduction.......................     185,234
    Less Credits Earned on Cash Balances....................       1,467
                                                              ----------
    Net Expenses............................................     726,054
                                                              ----------
NET INVESTMENT INCOME.......................................  $2,488,001
                                                              ==========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $  536,628
                                                              ----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   1,541,874
  End of the Period.........................................   4,044,161
                                                              ----------
Net Unrealized Appreciation During the Period...............   2,502,287
                                                              ----------
NET REALIZED AND UNREALIZED GAIN............................  $3,038,915
                                                              ==========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $5,526,916
                                                              ==========

                                               See Notes to Financial Statements

Statements of Changes in Net Assets

                                                    YEAR ENDED            YEAR ENDED
                                                SEPTEMBER 30, 2002    SEPTEMBER 30, 2001
                                                ----------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..........................    $  2,488,001          $ 1,998,122
Net Realized Gain/Loss.........................         536,628             (143,291)
Net Unrealized Appreciation During the
  Period.......................................       2,502,287            1,153,082
                                                   ------------          -----------
Change in Net Assets from Operations...........       5,526,916            3,007,913
                                                   ------------          -----------

Distributions from Net Investment Income:
  Class A Shares...............................      (1,693,416)          (1,128,206)
  Class B Shares...............................        (453,963)            (337,769)
  Class C Shares...............................        (301,977)            (262,129)
                                                   ------------          -----------
                                                     (2,449,356)          (1,728,104)
                                                   ------------          -----------

Distributions from Net Realized Gain:
  Class A Shares...............................             -0-              (15,445)
  Class B Shares...............................             -0-               (6,277)
  Class C Shares...............................             -0-               (5,254)
                                                   ------------          -----------
                                                            -0-              (26,976)
                                                   ------------          -----------
Total Distributions............................      (2,449,356)          (1,755,080)
                                                   ------------          -----------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES...................................       3,077,560            1,252,833
                                                   ------------          -----------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold......................      53,848,977           18,809,532
Net Asset Value of Shares Issued Through
  Dividend Reinvestment........................       1,662,317            1,094,529
Cost of Shares Repurchased.....................     (23,625,199)         (13,937,914)
                                                   ------------          -----------
NET CHANGE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS.................................      31,886,095            5,966,147
                                                   ------------          -----------
TOTAL INCREASE IN NET ASSETS...................      34,963,655            7,218,980
NET ASSETS:
Beginning of the Period........................      48,784,753           41,565,773
                                                   ------------          -----------
End of the Period (Including accumulated
  undistributed net investment income of
  $142,494 and $89,086, respectively)..........    $ 83,748,408          $48,784,753
                                                   ============          ===========

See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                           NINE
                                                                          MONTHS
                                        YEAR ENDED SEPTEMBER 30,           ENDED      YEAR ENDED
CLASS A SHARES                     -----------------------------------   SEPT. 30,   DECEMBER 31,
                                   2002 (B)    2001     2000     1999      1998          1997
                                   --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.........................   $10.42    $10.14   $10.22   $10.73    $10.54        $10.21
                                    ------    ------   ------   ------    ------        ------
  Net Investment Income..........      .42       .49      .46      .47       .36           .48
  Net Realized and Unrealized
    Gain/Loss....................      .44       .23     (.05)    (.48)      .20           .32
                                    ------    ------   ------   ------    ------        ------
Total from Investment
  Operations.....................      .86       .72      .41     (.01)      .56           .80
                                    ------    ------   ------   ------    ------        ------
Less:
  Distributions from Net
    Investment Income............      .42       .43      .49      .50       .37           .47
  Distributions from Net Realized
    Gain.........................      -0-       .01      -0-      -0-       -0-           -0-
                                    ------    ------   ------   ------    ------        ------
Total Distributions..............      .42       .44      .49      .50       .37           .47
                                    ------    ------   ------   ------    ------        ------
NET ASSET VALUE, END OF THE
  PERIOD.........................   $10.86    $10.42   $10.14   $10.22    $10.73        $10.54
                                    ======    ======   ======   ======    ======        ======

Total Return* (a)................    8.48%     7.19%    4.13%   -0.10%     5.36%**       8.08%
Net Assets at End of the Period
  (In millions)..................   $ 53.5    $ 29.1   $ 26.6   $ 29.5    $ 20.6        $ 12.9
Ratio of Expenses to Average Net
  Assets*........................     .85%      .77%    1.44%    1.28%     1.30%         1.52%
Ratio of Net Investment Income to
  Average Net Assets*............    4.08%     4.78%    4.65%    4.49%     4.61%         4.67%
Portfolio Turnover...............      75%      106%      85%      65%       15%**         37%
 * If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net
  Assets.........................    1.14%     1.23%      N/A      N/A       N/A         1.67%
Ratio of Net Investment Income to
  Average Net Assets.............    3.79%     4.32%      N/A      N/A       N/A         4.52%

** Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 3.25% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets by .01%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

N/A--Not Applicable.

                                               See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                           NINE
                                                                          MONTHS
                                        YEAR ENDED SEPTEMBER 30,           ENDED      YEAR ENDED
CLASS B SHARES                     -----------------------------------   SEPT. 30,   DECEMBER 31,
                                   2002 (B)    2001     2000     1999      1998          1997
                                   --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.........................   $10.41    $10.13   $10.20   $10.71    $10.52        $10.21
                                    ------    ------   ------   ------    ------        ------
  Net Investment Income..........      .35       .42      .38      .39       .31           .40
  Net Realized and Unrealized
    Gain/Loss....................      .42       .22     (.04)    (.47)      .19           .32
                                    ------    ------   ------   ------    ------        ------
Total from Investment
  Operations.....................      .77       .64      .34     (.08)      .50           .72
                                    ------    ------   ------   ------    ------        ------
Less:
  Distributions from Net
    Investment Income............      .34       .35      .41      .43       .31           .41
  Distributions from Net Realized
    Gain.........................      -0-       .01      -0-      -0-       -0-           -0-
                                    ------    ------   ------   ------    ------        ------
Total Distributions..............      .34       .36      .41      .43       .31           .41
                                    ------    ------   ------   ------    ------        ------
NET ASSET VALUE, END OF THE
  PERIOD.........................   $10.84    $10.41   $10.13   $10.20    $10.71        $10.52
                                    ======    ======   ======   ======    ======        ======

Total Return* (a)................    7.61%     6.42%    3.46%   -0.81%     4.74%**       7.23%
Net Assets at End of the Period
  (In millions)..................   $ 17.1    $ 11.1   $  8.6   $ 10.4    $ 15.2        $ 16.4
Ratio of Expenses to Average Net
  Assets*........................    1.60%     1.52%    2.20%    1.97%     2.06%         2.28%
Ratio of Net Investment Income to
  Average Net Assets*............    3.34%     4.02%    3.90%    3.80%     3.90%         3.91%
Portfolio Turnover...............      75%      106%      85%      65%       15%**         37%
 * If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net
  Assets.........................    1.89%     1.98%      N/A      N/A       N/A         2.42%
Ratio of Net Investment Income to
  Average Net Assets.............    3.05%     3.56%      N/A      N/A       N/A         3.77%

** Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 3%, charged on certain redemptions made within one year of purchase and declining to 0% after the fourth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets by .01%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

N/A--Not Applicable.

See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                           NINE
                                                                          MONTHS
                                        YEAR ENDED SEPTEMBER 30,           ENDED      YEAR ENDED
CLASS C SHARES                     -----------------------------------   SEPT. 30,   DECEMBER 31,
                                   2002 (B)    2001     2000     1999      1998          1997
                                   --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.........................   $10.40    $10.12   $10.20   $10.71    $10.52        $10.20
                                    ------    ------   ------   ------    ------        ------
  Net Investment Income..........      .34       .42      .39      .40       .31           .40
  Net Realized and Unrealized
    Gain/Loss....................      .42       .22     (.06)    (.48)      .19           .32
                                    ------    ------   ------   ------    ------        ------
Total from Investment
  Operations.....................      .76       .64      .33     (.08)      .50           .72
                                    ------    ------   ------   ------    ------        ------
Less:
  Distributions from Net
    Investment Income............      .34       .35      .41      .43       .31           .40
  Distributions from Net Realized
    Gain.........................      -0-       .01      -0-      -0-       -0-           -0-
                                    ------    ------   ------   ------    ------        ------
Total Distributions..............      .34       .36      .41      .43       .31           .40
                                    ------    ------   ------   ------    ------        ------
NET ASSET VALUE, END OF THE
  PERIOD.........................   $10.82    $10.40   $10.12   $10.20    $10.71        $10.52
                                    ======    ======   ======   ======    ======        ======

Total Return* (a)................    7.52%     6.42%    3.36%    0.81%     4.74%**       7.23%
Net Assets at End of the Period
  (In millions)..................   $ 13.2    $  8.6   $  6.4   $  5.6    $  3.3        $  3.1
Ratio of Expenses to Average Net
  Assets*........................    1.60%     1.52%    2.20%    2.02%     2.06%         2.29%
Ratio of Net Investment Income to
  Average Net Assets*............    3.33%     4.02%    3.90%    3.75%     3.89%         3.88%
Portfolio Turnover...............      75%      106%      85%      65%       15%**         37%
 * If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net
  Assets.........................    1.89%     1.98%      N/A      N/A       N/A         2.43%
Ratio of Net Investment Income to
  Average Net Assets.............    3.04%     3.56%      N/A      N/A       N/A         3.74%

** Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets by .01%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

N/A--Not Applicable.

                                               See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

September 30, 2002

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Intermediate Term Municipal Income Fund (the "Fund") is organized as a series of the Van Kampen Tax Free Trust (the "Trust"), a Delaware business trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital. The Fund commenced investment operations on May 28, 1993 with two classes of common shares, Class A and Class B shares. The distribution of the Fund's Class C shares commenced on October 19, 1993.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services are valued at fair value using procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will maintain, in a segregated account with its custodian, assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At September 30, 2002, there were no when-issued and delayed delivery purchase commitments.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each

NOTES TO
FINANCIAL STATEMENTS

September 30, 2002

applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

    As required, effective October 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. Prior to October 1, 2001, the Fund did not accrete market discount on fixed income securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $14,763 increase in cost of securities and a corresponding $14,763 decrease in net unrealized appreciation based on securities held by the Fund on October 1, 2001.

    The effect of this change for the year ended September 30, 2002 was to increase net investment income by $8,484; increase net unrealized appreciation by $5,648, and decrease net realized gains by $14,132. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, if any, to its shareholders. Therefore, no provision for federal income taxes is required.

    At September 30, 2002, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $78,684,969
                                                                ===========
Gross tax unrealized appreciation...........................    $ 4,643,271
Gross tax unrealized depreciation...........................       (589,995)
                                                                -----------
Net tax unrealized appreciation on investments..............    $ 4,053,276
                                                                ===========

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short term capital gains, which are included in ordinary income for tax purposes.

NOTES TO
FINANCIAL STATEMENTS

September 30, 2002

    The tax character of distributions paid during the years ended September 30, 2002 and 2001 was as follows:

                                                               2002      2001
Distributions paid from:
  Ordinary income...........................................  $2,452    $27,492

    As of September 30, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $327,449
Undistributed long-term capital gain........................    $ 93,454

F. EXPENSE REDUCTIONS During the year ended September 30, 2002, the Fund's custody fee was reduced by $1,467 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, Van Kampen Investment Advisory Corp. (the "Adviser") will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .50%
Over $500 million...........................................       .45%

    For the year ended September 30, 2002, the Adviser voluntarily waived $185,234 of its investment advisory fee. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

    For the year ended September 30, 2002, the Fund recognized expenses of approximately $2,200 representing legal services provided by Skadden, Arps, Slate, Meagher, & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to each fund. For the year ended September 30, 2002, the Fund recognized expenses of approximately $33,800 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, which are reported as part of

NOTES TO
FINANCIAL STATEMENTS

September 30, 2002

"Accounting Services" and "Legal" expenses, respectively, in the Statement of Operations.

    Van Kampen Investor Services Inc., an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended September 30, 2002, the Fund recognized expenses of approximately $27,200, representing shareholder servicing fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees and are based on competitive market benchmarks.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $81,740 are included in "Other" assets on the Statement of Assets and Liabilities at September 30, 2002. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

NOTES TO
FINANCIAL STATEMENTS

September 30, 2002

3. CAPITAL TRANSACTIONS

At September 30, 2002, capital aggregated $51,119,439, $15,767,392 and $12,281,585 for Classes A, B and C, respectively. For the year ended September 30, 2002, transactions were as follows:

                                                              SHARES         VALUE
Sales:
  Class A.................................................   3,495,876    $ 36,550,416
  Class B.................................................     861,798       9,041,768
  Class C.................................................     787,431       8,256,793
                                                            ----------    ------------
Total Sales...............................................   5,145,105    $ 53,848,977
                                                            ==========    ============
Dividend Reinvestment:
  Class A.................................................     118,435    $  1,241,803
  Class B.................................................      23,048         241,192
  Class C.................................................      17,157         179,322
                                                            ----------    ------------
Total Dividend Reinvestment...............................     158,640    $  1,662,317
                                                            ==========    ============
Repurchases:
  Class A.................................................  (1,482,136)   $(15,423,840)
  Class B.................................................    (379,038)     (3,970,421)
  Class C.................................................    (406,444)     (4,230,938)
                                                            ----------    ------------
Total Repurchases.........................................  (2,267,618)   $(23,625,199)
                                                            ==========    ============

NOTES TO
FINANCIAL STATEMENTS

September 30, 2002

    At September 30, 2001, capital aggregated $28,751,060, $10,454,853 and $8,076,408 for Classes A, B and C, respectively. For the year ended September 30, 2001, transactions were as follows:

                                                              SHARES         VALUE
Sales:
  Class A.................................................     838,262    $  8,602,768
  Class B.................................................     559,594       5,708,138
  Class C.................................................     443,910       4,498,626
                                                            ----------    ------------
Total Sales...............................................   1,841,766    $ 18,809,532
                                                            ==========    ============
Dividend Reinvestment:
  Class A.................................................      74,442    $    761,988
  Class B.................................................      16,598         169,628
  Class C.................................................      15,963         162,913
                                                            ----------    ------------
Total Dividend Reinvestment...............................     107,003    $  1,094,529
                                                            ==========    ============
Repurchases:
  Class A.................................................    (740,702)   $ (7,561,207)
  Class B.................................................    (357,879)     (3,657,086)
  Class C.................................................    (265,685)     (2,719,621)
                                                            ----------    ------------
Total Repurchases.........................................  (1,364,266)   $(13,937,914)
                                                            ==========    ============

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received thereon, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received thereon, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the years ended September 30, 2002 and 2001, 27,888 and 64,610 Class B Shares converted to Class A Shares and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received thereon, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the years ended September 30, 2002 and 2001, no Class C Shares converted to Class A Shares.

    Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC for Class B and

NOTES TO
FINANCIAL STATEMENTS

September 30, 2002

Class C Shares will be imposed on most redemptions made within four years of the purchase for Class B Shares and one year of the purchase for Class C Shares as detailed in the following schedule.

                                                                CONTINGENT DEFERRED
                                                                    SALES CHARGE
                                                                  AS A PERCENTAGE
                                                                  OF DOLLAR AMOUNT
                                                                 SUBJECT TO CHARGE
                                                             --------------------------
YEAR OF REDEMPTION                                           CLASS B            CLASS C
First......................................................   3.00%              1.00%
Second.....................................................   2.50%               None
Third......................................................   2.00%               None
Fourth.....................................................   1.00%               None
Fifth and Thereafter.......................................    None               None

    For the year ended September 30, 2002, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $14,100 and CDSC on redeemed shares of approximately $47,300. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $70,003,043 and $45,900,168 respectively.

5. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares, and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and 1.00% each of Class B and Class C average daily net assets are accrued daily. Included in these fees for the year ended September 30, 2002, are payments retained by Van Kampen of approximately $159,100 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $9,300.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of Van Kampen Intermediate Term Municipal Income Fund

We have audited the accompanying statement of assets and liabilities of the Van Kampen Intermediate Term Municipal Income Fund (the "Fund"), including the portfolio of investments, as of September 30, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for each of the indicated years in the period ended September 30, 1999 were audited by other auditors whose report dated November 9, 1999 expressed an unqualified opinion on those financial highlights.

    We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2002 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Intermediate Term Municipal Income Fund at September 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP
Chicago, Illinois
November 7, 2002

                                                VAN KAMPEN INVESTMENTS

THE VAN KAMPEN
FAMILY OF FUNDS

Growth

   Aggressive Growth
   American Value
   Emerging Growth
   Enterprise
   Equity Growth
   Focus Equity
   Growth
   Mid Cap Growth
   Pace
   Select Growth
   Small Cap Growth
   Small Cap Value
   Tax Managed Equity Growth
   Technology

Growth and Income

   Comstock
   Equity and Income
   Growth and Income
   Harbor
   Real Estate Securities
   Utility
   Value
   Value Opportunities

Global/International

   Asian Equity
   Emerging Markets
   European Value Equity
   Global Equity Allocation
   Global Franchise
   Global Value Equity
   International Advantage
   International Magnum
   Latin American
   Worldwide High Income

Income

   Corporate Bond
   Government Securities
   High Income Corporate Bond
   High Yield
   Limited Maturity Government
   U.S. Government

Capital Preservation

   Reserve
   Tax Free Money

Senior Loan

   Prime Rate Income Trust
   Senior Floating Rate

Tax Free

   California Insured Tax Free
   High Yield Municipal*
   Insured Tax Free Income
   Intermediate Term Municipal
     Income
   Municipal Income
   New York Tax Free Income
   Pennsylvania Tax Free Income
   Strategic Municipal Income

For more complete information, including risk considerations, fees, sales charges and ongoing expenses, please contact your financial advisor for a prospectus. Please read it carefully before you invest or send money.

To view a current Van Kampen fund prospectus or to receive additional fund information, choose from one of the following:

- visit our Web site at
  VANKAMPEN.COM--
  to view a prospectus, select
  Download Prospectus                                            [COMPUTER ICON]

- call us at (800) 847-2424
  Telecommunications Device
  for the Deaf (TDD) users,
  call (800) 421-2833.

                                                                    [PHONE ICON]

- e-mail us by visiting
  VANKAMPEN.COM and
  selecting Contact Us

                                                            [MAIL ICON]

 * Open to new investors for a limited time

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN INTERMEDIATE TERM
MUNICIPAL INCOME FUND

BOARD OF TRUSTEES

J. MILES BRANAGAN
JERRY D. CHOATE
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN INVESTMENT ADVISORY CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 218256
Kansas City, Missouri 64121-8256

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER, & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606
INDEPENDENT AUDITORS

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following information is furnished with respect to the distributions paid by the fund during its taxable year ended September 30, 2002. The Fund designated 99.9% of the income distributions as a tax-exempt income distribution. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Investment Advisory Corp. ("Advisory Corp."), Van Kampen Asset Management Inc. ("Asset Management"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). Advisory Corp. and Asset Management sometimes are referred to herein collectively as the "Advisers." The term "Fund Complex" includes each of the investment companies advised by the Advisers or their affiliates. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
J. Miles Branagan (70)        Trustee      Trustee     Private investor.              55
1632 Morning Mountain Road                 since 1995  Trustee/Director of funds
Raleigh, NC 27614                                      in the Fund Complex.
                                                       Co-founder, and prior to
                                                       August 1996, Chairman,
                                                       Chief Executive Officer
                                                       and President, MDT
                                                       Corporation (now known as
                                                       Getinge/Castle, Inc., a
                                                       subsidiary of Getinge
                                                       Industrier AB), a company
                                                       which develops,
                                                       manufactures, markets and
                                                       services medical and
                                                       scientific equipment.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Jerry D. Choate (64)          Trustee      Trustee     Trustee/Director of funds      55       Director of Amgen Inc., a
53 Monarch Bay Drive                       since 1999  in the Fund Complex.                    biotechnological company,
Dana Point, CA 92629                                   Prior to January 1999,                  and Director of Valero
                                                       Chairman and Chief                      Energy Corporation, an
                                                       Executive Officer of the                independent refining
                                                       Allstate Corporation                    company.
                                                       ("Allstate") and Allstate
                                                       Insurance Company. Prior
                                                       to January 1995,
                                                       President and Chief
                                                       Executive Officer of
                                                       Allstate. Prior to August
                                                       1994, various management
                                                       positions at Allstate.

Linda Hutton Heagy (54)       Trustee      Trustee     Regional Managing Partner      55
Sears Tower                                since 1995  of Heidrick & Struggles,
233 South Wacker Drive                                 an executive search firm.
Suite 7000                                             Trustee/ Director of
Chicago, IL 60606                                      funds in the Fund
                                                       Complex. Trustee on the
                                                       University of Chicago
                                                       Hospitals Board, Vice
                                                       Chair of the Board of the
                                                       YMCA of Metropolitan
                                                       Chicago and a member of
                                                       the Women's Board of the
                                                       University of Chicago.
                                                       Prior to 1997, Partner,
                                                       Ray & Berndtson, Inc., an
                                                       executive recruiting
                                                       firm. Prior to 1996,
                                                       Trustee of The
                                                       International House
                                                       Board, a fellowship and
                                                       housing organization for
                                                       international graduate
                                                       students. Formerly,
                                                       Executive Vice President
                                                       of ABN AMRO, N.A., a
                                                       Dutch bank holding
                                                       company. Prior to 1992,
                                                       Executive Vice President
                                                       of La Salle National
                                                       Bank.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

R. Craig Kennedy (50)         Trustee      Trustee     Director and President,        55
11 DuPont Circle, N.W.                     since 1993  German Marshall Fund of
Washington, D.C. 20016                                 the United States, an
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans.
                                                       Trustee/Director of funds
                                                       in the Fund Complex.
                                                       Formerly, advisor to the
                                                       Dennis Trading Group
                                                       Inc., a managed futures
                                                       and option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Jack E. Nelson (66)           Trustee      Trustee     President, Nelson              55
423 Country Club Drive                     since 1993  Investment Planning
Winter Park, FL 32789                                  Services, Inc., a
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President, Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of the National
                                                       Association of Securities
                                                       Dealers, Inc. and
                                                       Securities Investors
                                                       Protection Corp. Trustee/
                                                       Director of funds in the
                                                       Fund Complex.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Suzanne H. Woolsey (60)       Trustee      Trustee     Chief Communications           55       Director of Neurogen
2101 Constitution Ave., N.W.               since 1999  Officer of the National                 Corporation, a
Room 285                                               Academy of                              pharmaceutical company,
Washington, D.C. 20418                                 Sciences/National                       since January 1998.
                                                       Research Council, an
                                                       independent, federally
                                                       chartered policy
                                                       institution, since 2001
                                                       and previously Chief
                                                       Operating Officer from
                                                       1993 to 2001.
                                                       Trustee/Director of funds
                                                       in the Fund Complex.
                                                       Director of the Institute
                                                       for Defense Analyses, a
                                                       federally funded research
                                                       and development center,
                                                       Director of the German
                                                       Marshall Fund of the
                                                       United States, Trustee of
                                                       Colorado College and Vice
                                                       Chair of the Board of the
                                                       Council for Excellence in
                                                       Government. Prior to
                                                       1993, Executive Director
                                                       of the Commission on
                                                       Behavioral and Social
                                                       Sciences and Education at
                                                       the National Academy of
                                                       Sciences/National
                                                       Research Council. From
                                                       1980 through 1989,
                                                       Partner of Coopers &
                                                       Lybrand.

INTERESTED TRUSTEES*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (49)       Trustee      Trustee     President and Chief            55
1221 Avenue of the Americas                since 1999  Operating Officer of
New York, NY 10020                                     Morgan Stanley Investment
                                                       Management since December
                                                       1998. President and
                                                       Director since April 1997
                                                       and Chief Executive
                                                       Officer since June 1998
                                                       of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc.
                                                       Chairman, Chief Executive
                                                       Officer and Director of
                                                       Morgan Stanley
                                                       Distributors Inc. since
                                                       June 1998. Chairman since
                                                       June 1998, and Director
                                                       since January 1998 of
                                                       Morgan Stanley Trust.
                                                       Director of various
                                                       Morgan Stanley
                                                       subsidiaries. President
                                                       of the Morgan Stanley
                                                       Funds since May 1999.
                                                       Trustee/Director of funds
                                                       in the Fund Complex.
                                                       Previously Chief
                                                       Strategic Officer of
                                                       Morgan Stanley Investment
                                                       Advisors Inc. and Morgan
                                                       Stanley Services Company
                                                       Inc. and Executive Vice
                                                       President of Morgan
                                                       Stanley Distributors Inc.
                                                       April 1997-June 1998,
                                                       Vice President of the
                                                       Morgan Stanley Funds May
                                                       1997-April 1999, and
                                                       Executive Vice President
                                                       of Dean Witter, Discover
                                                       & Co. prior to May 1997.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Richard F. Powers, III* (56)  Trustee and  Trustee     Chairman, President,           92
1 Parkview Plaza              President    since 1999  Chief Executive Officer,
P.O. Box 5555                                          Director and Managing
Oakbrook Terrace, IL 60181                             Director of Van Kampen
                                                       Investments. Chairman,
                                                       Director and Chief
                                                       Executive Officer of the
                                                       Advisers, the Distributor
                                                       and Van Kampen Advisors
                                                       Inc. since 1998. Managing
                                                       Director of the Advisers,
                                                       the Distributor and Van
                                                       Kampen Advisors Inc.
                                                       since July 2001. Director
                                                       and Officer of certain
                                                       other subsidiaries of Van
                                                       Kampen Investments. Chief
                                                       Sales and Marketing
                                                       Officer of Morgan
                                                       Stanley. Asset
                                                       Management,
                                                       Trustee/Director and
                                                       President or Trustee,
                                                       President and Chairman of
                                                       the Board of funds in the
                                                       Fund Complex. Prior to
                                                       May 1998, Executive Vice
                                                       President and Director of
                                                       Marketing at Morgan
                                                       Stanley and Director of
                                                       Dean Witter, Discover &
                                                       Co. and Dean Witter
                                                       Realty. Prior to 1996,
                                                       Director of Dean Witter
                                                       Reynolds Inc.

Wayne W. Whalen* (63)         Trustee      Trustee     Partner in the law firm        92
333 West Wacker Drive                      since 1993  of Skadden, Arps, Slate,
Chicago, IL 60606                                      Meagher & Flom
                                                       (Illinois), legal counsel
                                                       to funds in the Fund
                                                       Complex.
                                                       Trustee/Director/
                                                       Managing General Partner
                                                       of funds in the Fund
                                                       Complex.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of his firm currently acting as legal counsel to such funds in the Fund Complex. Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Advisers by reason of their positions with Morgan Stanley or its affiliates.

OFFICERS

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Stephen L. Boyd (61)          Vice President           Officer     Managing Director and Chief Investment Officer of Van Kampen
2800 Post Oak Blvd.                                    since 1998  Investments, and Managing Director and President of the
45th Floor                                                         Advisers and Van Kampen Advisors Inc. Executive Vice
Houston, TX 77056                                                  President and Chief Investment Officer of funds in the Fund
                                                                   Complex. Prior to December 2000, Executive Vice President
                                                                   and Chief Investment Officer of Van Kampen Investments, and
                                                                   President and Chief Operating Officer of the Advisers. Prior
                                                                   to April 2000, Executive Vice President and Chief Investment
                                                                   Officer for Equity Investments of the Advisers. Prior to
                                                                   October 1998, Vice President and Senior Portfolio Manager
                                                                   with AIM Capital Management, Inc. Prior to February 1998,
                                                                   Senior Vice President and Portfolio Manager of Van Kampen
                                                                   American Capital Asset Management, Inc., Van Kampen American
                                                                   Capital Investment Advisory Corp. and Van Kampen American
                                                                   Capital Management, Inc.

Joseph J. McAlinden (59)      Chief Investment         Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   Officer                  since 2002  Stanley Investment Advisors Inc., Morgan Stanley Investment
New York, NY 10020                                                 Management Inc. and Morgan Stanley Investments LP and
                                                                   Director of Morgan Stanley Trust for over 5 years.

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

A. Thomas Smith III (45)      Vice President and       Officer     Managing Director and Director of Van Kampen Investments,
1221 Avenue of                Secretary                since 1999  Director of the Advisers, Van Kampen Advisors Inc., the
the Americas                                                       Distributor, Investor Services and certain other
New York, NY 10020                                                 subsidiaries of Van Kampen Investments. Managing Director
                                                                   and General Counsel-Mutual Funds of Morgan Stanley
                                                                   Investment Advisors, Inc. Vice President or Principal Legal
                                                                   Officer and Secretary of funds in the Fund Complex. Prior to
                                                                   July 2001, Managing Director, General Counsel, Secretary and
                                                                   Director of Van Kampen Investments, the Advisers, the
                                                                   Distributor, Investor Services, and certain other
                                                                   subsidiaries of Van Kampen Investments. Prior to December
                                                                   2000, Executive Vice President, General Counsel, Secretary
                                                                   and Director of Van Kampen Investments, the Advisers, Van
                                                                   Kampen Advisors Inc., the Distributor, Investor Services and
                                                                   certain other subsidiaries of Van Kampen Investments. Prior to January 1999, Vice President and Associate General
                                                                   Counsel to New York Life Insurance Company ("New York
                                                                   Life"), and prior to March 1997, Associate General Counsel of New York Life. Prior to December 1993, Assistant General
                                                                   Counsel of The Dreyfus Corporation. Prior to August 1991,
                                                                   Senior Associate, Willkie Farr & Gallagher. Prior to January
                                                                   1989, Staff Attorney at the Securities and Exchange
                                                                   Commission, Division of Investment Management, Office of
                                                                   Chief Counsel.

John R. Reynoldson (49)       Vice President           Officer     Executive Director of the Advisers and Van Kampen Advisors
1 Parkview Plaza                                       since 2000  Inc. Vice President of funds in the Fund Complex. Prior to
Oakbrook Terrace, IL 60181                                         July 2001, Principal and Co-head of the Fixed Income
                                                                   Department of the Advisers and Van Kampen Advisors Inc.
                                                                   Prior to December 2000, Senior Vice President of the
                                                                   Advisers and Van Kampen Advisors Inc. Prior to May 2000, he
                                                                   managed the investment grade taxable group for the Advisers since July 1999. From July 1988 to June 1999, he managed the government securities bond group for Asset Management. Mr.
                                                                   Reynoldson has been with Asset Management since April 1987.

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

John L. Sullivan (47)         Vice President, Chief    Officer     Executive Director of Van Kampen Investments, the Advisers
1 Parkview Plaza              Financial Officer and    since 1996  and Van Kampen Advisors Inc. Vice President, Chief Financial
Oakbrook Terrace, IL 60181    Treasurer                            Officer and Treasurer of funds in the Fund Complex. Head of
                                                                   Fund Accounting for Morgan Stanley Investment Management.

John H. Zimmermann, III (44)  Vice President           Officer     Managing Director and Director of Van Kampen Investments,
Harborside Financial Center                            since 2000  and Managing Director, President and Director of the
Plaza 2 - 7th Floor                                                Distributor. Vice President of funds in the Fund Complex.
Jersey City, NJ 07311                                              Prior to December 2000, President of Van Kampen Insurance
                                                                   Agency of Illinois Inc., and Senior Vice President and
                                                                   Director of Van Kampen Investments. From November 1992 to
                                                                   December 1997, Mr. Zimmermann was Senior Vice President of
                                                                   the Distributor.

Van Kampen
Privacy Notice

The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you make with us, our affiliates, or third parties. We may also collect information you provide when using our web site, and text files (a.k.a. "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen Trust Company, Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling (800) 847-2424.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

                         [VAN KAMPEN INVESTMENTS LOGO]
Copyright (C)2002 Van Kampen Funds Inc. All rights reserved.
138, 338, 538                                                  Member NASD/SIPC.
INF ANR 11/02                                                   8359K02-AP-11/02

                            Table of Contents

                                     OVERVIEW
                       LETTER TO SHAREHOLDERS       1
                            ECONOMIC SNAPSHOT       2

                          PERFORMANCE SUMMARY
          PERFORMANCE OF A $10,000 INVESTMENT       4
                            RETURN HIGHLIGHTS       5

                        PORTFOLIO AT A GLANCE
                               CREDIT QUALITY       7
                TWELVE MONTH DIVIDEND HISTORY       7
                            TOP FIVE HOLDINGS       8
                             TOP FIVE SECTORS       8
             Q&A WITH YOUR PORTFOLIO MANAGERS       9
                            GLOSSARY OF TERMS      13

                               BY THE NUMBERS
                      YOUR FUND'S INVESTMENTS      14
                         FINANCIAL STATEMENTS      20
                NOTES TO FINANCIAL STATEMENTS      26
               REPORT OF INDEPENDENT AUDITORS      33

                       VAN KAMPEN INVESTMENTS
               THE VAN KAMPEN FAMILY OF FUNDS      34
    BOARD OF TRUSTEES AND IMPORTANT ADDRESSES      35
              TRUSTEE AND OFFICER INFORMATION      36

Look to Van Kampen as a time-tested partner.

This report must be preceded or accompanied by a prospectus for the fund being offered.
              NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

 OVERVIEW

LETTER TO SHAREHOLDERS
October 18, 2002

Dear Shareholder,

Market changes are inevitable and impossible to predict. This is why investors may be best served by having a long-term portfolio, allocated among several types of assets. Through asset allocation, you may mitigate the effects of short-term fluctuations in individual investments.

Your financial advisor can help you stay the course with your long-term plan. Together, you can periodically revisit your asset allocation, and confirm that it is still suited to your individual needs. Or, if your objectives have changed, your financial advisor can help you modify your portfolio.

Whether you're building or simply fine-tuning your portfolio, we encourage you to look to Van Kampen as a time-tested partner. Consistent with our belief in the importance of asset allocation, we offer a wide range of investment products, each managed with discipline and integrity.

                  We appreciate the opportunity to help you and your loved ones enjoy life's true wealth--family, friends and life's daily happiness.

Sincerely,

[SIG]
Richard F. Powers, III
President and CEO
Van Kampen Investment Advisory Corp.

ECONOMIC SNAPSHOT

THE ECONOMY
UNEVEN GROWTH CHARACTERIZED THE ECONOMIC ENVIRONMENT DURING 2002'S SECOND AND THIRD QUARTERS. VARIOUS ECONOMIC INDICATORS ALTERNATED BETWEEN RESULTS THAT WERE, AT TIMES, STRONGER-THAN-ANTICIPATED AND THEN WEAKER-THAN-ANTICIPATED. BY THE END OF SEPTEMBER, THE FORWARD MOMENTUM THAT WAS EVIDENT IN JULY AND AUGUST APPEARED TO HAVE SLOWED NOTICEABLY.

YET, DESPITE THE UPS AND DOWNS, ECONOMIC ACTIVITY DID NOT RETREAT TO THE LOW LEVELS WITNESSED THROUGHOUT THE SECOND QUARTER OF 2002. FOR EXAMPLE, WHILE TOTAL EMPLOYMENT FELL SLIGHTLY IN SEPTEMBER, THE UNEMPLOYMENT RATE REMAINED BELOW THE SECOND QUARTER AVERAGE. DESPITE DIPPING BELOW THEIR AUGUST LEVELS, RETAIL SALES IN SEPTEMBER WERE THE THIRD-HIGHEST IN 2002.

CONSISTENT WITH ITS STATED BELIEF THAT AN ECONOMIC RECOVERY WAS UNDERWAY, THE FEDERAL RESERVE BOARD (THE FED) LEFT ITS INTEREST RATE TARGET FOR FEDERAL FUNDS AT 1.75 PERCENT. HOWEVER, DURING ITS REGULARLY SCHEDULED AUGUST 12 MEETING, THE FED SHIFTED ITS BIAS FROM ECONOMIC NEUTRALITY TO CONCERN OVER POTENTIAL ECONOMIC WEAKNESS.

U.S. GROSS DOMESTIC PRODUCT

SEASONALLY ADJUSTED ANNUALIZED RATES

(September 30, 2000--September 30, 2002)

[BAR GRAPH]

                                                                      U.S. GROSS DOMESTIC PRODUCT
                                                                      ---------------------------
Sep 00                                                                            0.6%
Dec 00                                                                            1.1%
Mar 01                                                                           -0.6%
Jun 01                                                                           -1.6%
Sep 01                                                                           -0.3%
Dec 01                                                                            2.7%
Mar 02                                                                            5.0%
Jun 02                                                                            1.3%
Sep 02                                                                            3.1%

Source: Bureau of Economic Analysis

INTEREST RATES AND INFLATION

(September 30, 2000--September 30, 2002)

[LINE GRAPH]

                                                                       INTEREST RATES                       INFLATION
                                                                       --------------                       ---------
Sep 00                                                                      6.50                               3.50
                                                                            6.50                               3.40
                                                                            6.50                               3.40
Dec 00                                                                      6.50                               3.40
                                                                            5.50                               3.70
                                                                            5.50                               3.50
Mar 01                                                                      5.00                               2.90
                                                                            4.50                               3.30
                                                                            4.00                               3.60
Jun 01                                                                      3.75                               3.20
                                                                            3.75                               2.70
                                                                            3.50                               2.70
Sep 01                                                                      3.00                               2.60
                                                                            2.50                               2.10
                                                                            2.00                               1.90
Dec 01                                                                      1.75                               1.60
                                                                            1.75                               1.10
                                                                            1.75                               1.10
Mar 02                                                                      1.75                               1.50
                                                                            1.75                               1.60
                                                                            1.75                               1.20
Jun 02                                                                      1.75                               1.10
                                                                            1.75                               1.50
                                                                            1.75                               1.80
Sep 02                                                                      1.75                               1.50

Interest rates are represented by the closing midline federal funds target rate on the last day of each month. Inflation is indicated by the annual percentage change of the Consumer Price Index for all urban consumers at the end of each month.

Source: Bloomberg

       PERFORMANCE SUMMARY

PERFORMANCE OF A $10,000 INVESTMENT

(July 29, 1994--September 30, 2002)

 [INVESTMENT PERFORMANCE GRAPH]

                                                                                                  LEHMAN BROTHERS MUNICIPAL BOND
                                                                                                  INDEX IS AN UNMANAGED, BROAD-
                                                                                                  BASED STATISTICAL COMPOSITE OF
                                                               NEW YORK TAX FREE INCOME FUND            MUNICIPAL BONDS.*
                                                               -----------------------------      ------------------------------
7/94                                                                       9527.00                          10000.00
                                                                           9422.00                           9687.29
12/94                                                                      9248.00                           9746.00
                                                                           9958.00                          10434.60
                                                                          10046.00                          10685.80
                                                                          10320.00                          10993.20
12/95                                                                     10850.00                          11447.00
                                                                          10624.00                          11309.20
                                                                          10735.00                          11395.80
                                                                          11077.00                          11656.80
12/96                                                                     11408.00                          11953.80
                                                                          11430.00                          11925.20
                                                                          11833.00                          12335.80
                                                                          12247.00                          12707.80
12/97                                                                     12654.00                          13052.40
                                                                          12852.00                          13202.90
                                                                          13090.00                          13403.80
                                                                          13554.00                          13815.10
12/98                                                                     13602.00                          13698.20
                                                                          13713.00                          14021.50
                                                                          13443.00                          13773.80
                                                                          13201.00                          13718.90
12/99                                                                     12937.00                          13612.40
                                                                          13292.00                          14010.10
                                                                          13470.00                          14221.80
                                                                          13849.00                          14566.00
12/00                                                                     14534.00                          15202.80
                                                                          14842.00                          15540.20
                                                                          14980.00                          15641.10
                                                                          15368.00                          16080.40
12/01                                                                     15184.00                          15982.10
                                                                          15385.00                          16132.80
                                                                          15966.00                          16723.10
9/02                                                                      16849.00                          17517.30

This chart compares your fund's performance to that of the Lehman Brothers Municipal Bond Index over time.

This index is an unmanaged broad-based, statistical composite and its performance does not include any sales charges or fees that would be paid by an investor purchasing the securities it represents. Such costs would lower performance. The historical performance of the index is shown for illustrative purposes only; it is not meant to forecast, imply, or guarantee the future performance of any investment vehicle. It is not possible to invest directly in an index.

The above chart reflects the performance of Class A shares of the fund. The performance of Class A shares will differ from that of other share classes of the fund because of the difference in sales charges and/or expenses paid by shareholders investing in the different share classes. The fund's performance assumes reinvestment of all distributions, and includes payment of the maximum sales charge (4.75% for Class A shares) and combined Rule 12b-1 fees and service fees of up to 0.25 percent. The performance above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Results are hypothetical.

While past performance is no guarantee of future results, the above information provides a broader vantage point from which to evaluate the discussion of the fund's performance found in the following pages.

Source:
* Lehman Brothers

RETURN HIGHLIGHTS

(as of September 30, 2002)

                                       A SHARES   B SHARES      C SHARES
----------------------------------------------------------------------------
One-year total return based on
NAV(1)                                    9.63%      8.83%         8.83%
----------------------------------------------------------------------------
One-year total return(2)                  4.40%      4.83%         7.83%
----------------------------------------------------------------------------
Five-year average annual total
return(2)                                 5.56%      5.57%         5.82%
----------------------------------------------------------------------------
Life-of-Fund average annual total
return(2)                                 6.59%      6.55%(3)      6.45%
----------------------------------------------------------------------------
Commencement date                      07/29/94   07/29/94      07/29/94
----------------------------------------------------------------------------

Distribution rate(4)                      4.16%      3.66%         3.66%
----------------------------------------------------------------------------
Taxable-equivalent distribution
rate(5)                                   7.27%      6.40%         6.40%
----------------------------------------------------------------------------
SEC Yield(6)                              4.28%      3.76%         3.75%
----------------------------------------------------------------------------

(1) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge (4.75% for Class A Shares) or contingent deferred sales charge (CDSC) for Class B and Class C Shares. On purchases of Class A Shares of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. Returns for Class B Shares are calculated without the effect of the maximum 4% CDSC, charged on certain redemptions made within one year of purchase and declining to 0% after the sixth year. Returns for Class C Shares are calculated without the effect of the maximum 1% CDSC, charged on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% for Class A Shares and 1% for Class B and Class C Shares and do not reflect the deduction of taxes that a shareholder would pay on Fund Distributions or the redemption of Fund shares. The Fund's Adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/ reimbursements, the Fund's returns would have been lower.

(2) Assumes reinvestment of all distributions for the period and includes payment of the maximum sales charge (4.75% for Class A Shares) or CDSC for Class B and Class C Shares and combined Rule 12b-1 fees and service fees. On purchases of Class A Shares of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. Returns for Class B Shares are calculated with the effect of the maximum 4% CDSC, charged on certain redemptions made within one year of purchase and declining to 0% after the sixth year. Returns for Class C Shares are calculated with the effect of the maximum 1% CDSC, charged on certain redemptions made within one year of purchase. The combined Rule 12b-1 fees and service fees for Class A Shares is up to .25% and for Class B and Class C Shares is 1%. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund's Adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the Fund's returns would have been lower.

(3) Reflects the conversion of Class B Shares into Class A Shares seven years after the end of the calendar month in which the shares were purchased. See Footnote 3 in the Notes to Financial Statements for additional information.

(4) Distribution rate represents the monthly annualized distributions of the Fund at the end of the period and not the earnings of the Fund.

(5) Taxable-equivalent calculations reflect a combined federal and state income tax rate of 42.8% which takes into consideration the deductibility of individual state taxes paid.

(6) SEC yield is a standardized calculation prescribed by the Securities and Exchange Commission for determining the amount of net income a portfolio should theoretically generate for the 30-day period ended September 30, 2002. Had certain expenses of the Fund not been assumed by Van Kampen, the SEC yield would have been 3.72%, 3.16%, and 3.15% for Classes A, B and C Shares, respectively, and total returns would have been lower.

    See the Comparative Performance section of the current Prospectus. An investment in the Fund is subject to investment risks, and you could lose money on your investment in the Fund. Please review the Risk/Return Summary of the Prospectus for further details on investment risks. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor.

    Market forecasts provided in this report may not necessarily come to pass.

                                                 PORTFOLIO AT A GLANCE

CREDIT QUALITY

(as a percentage of long-term investments)

As of September 30, 2002
- AAA/Aaa............  43.1%   [PIE CHART]
- AA/Aa..............  38.6%
- A/A................   8.1%
- BBB/Baa............   7.0%
- Non-Rated..........   3.2%
As of September 30, 2001
- AAA/Aaa............  39.3%   [PIE CHART]
- AA/Aa..............  32.4%
- A/A................  13.1%
- BBB/Baa............  10.6%
- BB/Ba..............   0.4%
- Non-Rated..........   4.2%

Based upon the credit quality ratings as issued by Standard & Poor's Credit Market Services/Moody's Investor Services, respectively. Subject to change daily.

TWELVE-MONTH DIVIDEND HISTORY

(for the year ended September 30, 2002)
[BAR GRAPH]

                                                                               DIVIDEND
                                                                               --------
10/01                                                                           0.0644
11/01                                                                           0.0644
12/01                                                                           0.0644
1/02                                                                            0.0644
2/02                                                                            0.0600
3/02                                                                            0.0600
4/02                                                                            0.0600
5/02                                                                            0.0600
6/02                                                                            0.0600
7/02                                                                            0.0600
8/02                                                                            0.0600
9/02                                                                            0.0600

The dividend history represents dividends that were paid on the fund's Class A shares and is no guarantee of the fund's future dividends.

TOP FIVE HOLDINGS

(as a percentage of long-term investments--September 30, 2002)

Nassau County, New York Interim Financial Authority Sales
Tax Secured Series A                                         2.9%
---------------------------------------------------------------------
New York State Local Government Assistance Corporation
Series E Refunding                                           2.8%
---------------------------------------------------------------------
Triborough Bridge & Tunnel Authority New York General
Purpose Series A                                             2.2%
---------------------------------------------------------------------
New York State Dorm Authority Revenue Mental Health Service
Facility Improvement Series D                                2.1%
---------------------------------------------------------------------
Triborough Bridge & Tunnel Authority New York General
Purpose Series B Refunding                                   2.1%
---------------------------------------------------------------------

Subject to change daily.

TOP FIVE SECTORS

(as a percentage of long-term investments)
[BAR GRAPH]

                                                                     SEPTEMBER 30, 2002                 SEPTEMBER 30, 2001
                                                                     ------------------                 ------------------
Higher Education                                                           20.6%                              19.2%
General Purpose                                                            20.6%                              29.7%
Transportation                                                             13.8%                               7.2%
Industrial Revenue                                                         10.4%                               5.8%
Social Service                                                              7.7%                               0.0%

   Subject to change daily. All information is provided for informational purposes only and should not be deemed as a recommendation to buy securities in the sectors shown above. Securities are classified by sectors that represent broad groupings of related industries.

                                                                 [PHOTO]

                                                                         [PHOTO]
                                                                 [PHOTO]

Q&A WITH YOUR PORTFOLIO MANAGERS

WE RECENTLY SPOKE WITH THE PORTFOLIO MANAGEMENT TEAM FOR THE VAN KAMPEN NEW YORK TAX FREE INCOME FUND ABOUT THE KEY EVENTS AND ECONOMIC
FORCES THAT SHAPED THE MARKETS AND INFLUENCED THE FUND'S
RETURN DURING THE 12-MONTH PERIOD ENDED SEPTEMBER 30,
2002. THE FUND IS MANAGED BY THE ADVISER'S MUNICIPAL TEAM.
CURRENT MEMBERS(1) OF THE TEAM INCLUDE DENNIS S. PIETRZAK,
EXECUTIVE DIRECTOR; JOHN R. REYNOLDSON, EXECUTIVE
DIRECTOR; AND TIMOTHY D. HANEY, VICE PRESIDENT. THE
FOLLOWING DISCUSSION REFLECTS THEIR VIEWS ON THE FUND'S
PERFORMANCE.

(1) Team members may change without notice at any time.

Q   WHAT WAS THE MARKET
    ENVIRONMENT OF THE PAST 12 MONTHS?

A   The economic backdrop of the
past 12 months set the tone for historic levels of activity in the municipal bond market. The first six months of the fiscal year saw investors wavering between expectations of economic recovery on the one hand and continued economic malaise on the other. The Federal Reserve Bank continued to stimulate the flagging economy by lowering the federal funds target interest rate three times over the first three months of the period. With that rate at historic lows, the economy appeared to be moving gradually toward recovery.

    Market sentiment turned decidedly negative in the second half of the period. The economic indicators that had been giving mixed to positive signals moved into negative territory in April, and from then to the end of the period the bulk of the economic news came in weaker than expected. This, in combination with corporate mismanagement and geopolitical concerns, led to a marked deterioration in investor sentiment and helped push municipal bond yields to levels not seen since the mid 1960s.

    One of the most significant effects of the drop in yields has been a surge in issuance. Municipalities moved aggressively to lock in lower financing rates by issuing new debt as well as refinancing existing obligations that had been originated during periods of higher interest rates. This wave of new issuance is on track to lift calendar year 2002 above the record of $292 billion in new issuance set in 1993.

    Faltering investor sentiment also prolonged the bear market in equities. While this has been a painful time for equity investors, it has been a boon for municipal bond mutual funds. Investors seeking to put their cash to work have been drawn by the relatively strong performance of municipal bonds and have poured near-record amounts of money into municipal bond funds.

    This is not to say that the bond market was entirely immune to the bad news driving the stock market down. Much of that news centered on corporate-governance scandals and the faltering economy. These factors served to undermine the corporate-backed segments of the municipal market as well and led to general underperformance by lower-rated bonds relative to AAA-rated paper.

    Looking out along the yield curve, the past 12 months also saw two divergent periods of performance for intermediate and long-dated municipal bonds. During the first six months of the period, expectations of economic recovery brought the inevitable fears of rising interest rates. As a result, the short to intermediate portion of the yield curve turned in the best performance for that period. The long end of the curve rallied sharply in the second half of the period, when hopes for a quick recovery proved futile. Even with this rally, however, intermediate bonds still outperformed for the 12-month period.

    The New York market was dramatically affected by the terrorist attacks of September 11, 2001. These events, coupled with a general slowing in the economy, put enormous pressure on the market. That said, the market was able to absorb an enormous amount of issuance. The fact that the bonds were well received was an indication both of the attractive price at which they were offered as well as the general strong demand for New York tax-free debt.

Q   HOW DID THE FUND PERFORM IN
    THIS ENVIRONMENT?

A   The fund continued to provide shareholders with what we believe to be an attractive level of income, as its monthly dividend of $0.06 per Class A share translates to a distribution rate of 4.16 percent based on the fund's maximum offering price as of September 30, 2002. For the 12-month period ended September 30, 2002, the fund generated a total return of 9.63 percent.

    Performance information for the fund reflects Class A shares at net asset value including combined Rule 12b-1 fees and service fees of up to 0.25 percent and excluding a maximum sales charge of 4.75 percent; if the maximum sales charge were included, the return would be lower. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower. The return above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Of course, past performance is no guarantee of future results. Performance of other share classes will vary. Investment return and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor.

    By comparison, the Lehman Brothers Municipal Bond Index posted a total return of 8.93 percent. This index is an unmanaged, broad-based statistical composite of municipal bonds. Index returns do not include any sales charges or fees that would be paid by an investor purchasing the securities it represents. Such costs would lower performance. It is not possible to invest directly in an index. For additional performance results, please refer to the chart and footnotes on page 5.

Q   WHAT WERE THE KEY DRIVERS OF
    THE FUND'S PERFORMANCE?

A   The fund performed strongly, largely as a result of our yield curve strategy. We overweighted the portfolio in issues from the intermediate part of the curve, which was the best-performing segment over the course of the year. The fund also benefited from strong coupon selection.

Q   WHAT STRATEGIES DID YOU PURSUE
    IN MANAGING THE FUND?

A   One of our primary strategies in managing the fund was to buy intermediate-term bonds. Our analysis at the beginning of the period indicated that this was the segment of the market that offered the greatest relative value, and so we made some selective purchases to boost the portfolio's exposure there. In making these purchases, we focused on buying bonds with premium coupons (and thus relatively high income) coupled with the muted interest-rate sensitivity of intermediate debt. This allowed us to invest at relatively high yields while minimizing the excessive interest-rate risk of longer-term bonds.

    We also actively managed the fund's coupon exposure. The fund entered the period with a significant weighting in securities with below-market coupons. These bonds rallied strongly as interest rates declined, and we were able to sell several of the fund's positions at attractive prices. We then reinvested the proceeds into bonds with somewhat higher coupons that we believe to be well positioned in the event of an uptick in interest rates.

    Finally, we moved to limit the fund's credit risk. With so much uncertainty over the near-term state of the economy, we decided to improve the fund's overall credit profile by boosting its exposure to bonds rated AA or better. We mainly funded these purchases through sales of bonds rated BBB or below.

Q   WHAT IS YOUR OUTLOOK FOR THE
    MUNICIPAL MARKET?

A   Our outlook remains what it has been for most of the past year. Economic activity is likely to pick up at some point, though it is of course difficult to say when. That said, with long-bond yields at 30-year lows, the likelihood of an impending turn in the cycle is higher than previously thought. As a result, we will continue to watch the economy closely for any signs of recovery that might induce the Fed to raise interest rates.

    We currently anticipate that New York issuance will remain strong as long as interest rates stay at or near their current levels. Should that happen, the state is on its way to a record year in terms of the amount of debt issued. New York is likely to continue to struggle with the effects of bad capital markets and a weak economy at both the city and state levels. That said, the market should be able to absorb any new debt as long as it is well priced.

                           ANNUAL HOUSEHOLDING NOTICE

To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

GLOSSARY OF TERMS

A HELPFUL GUIDE TO SOME OF THE COMMON TERMS YOU'RE LIKELY TO SEE IN THIS REPORT AND OTHER FINANCIAL PUBLICATIONS.

BOND: A debt security issued by a government or corporation that pays the bondholder a stated rate of interest and repays the principal at the maturity date.

CREDIT RATING: An evaluation of a bond issuer's credit history and capability of repaying debt obligations. Standard & Poor's Ratings Group and Moody's Investors Service are two companies that assign credit ratings. Standard & Poor's ratings range from a high of AAA to a low of D, while Moody's ratings range from a high of Aaa to a low of C.

DURATION: A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-rate environments, while funds with longer durations perform better when rates decline.

FEDERAL RESERVE BOARD (THE FED): The governing body of the Federal Reserve System, the central bank of the United States. Its policy-making unit, the Federal Open Market Committee, meets at least eight times a year to establish monetary policy and monitor the economic pulse of the United States.

GENERAL OBLIGATION BONDS: Bonds backed by the full faith and credit (taxing authority) of the issuer for timely payment of interest and principal. Such bonds are issued to finance essential government projects, such as highways and schools.

YIELD CURVE: The pattern that results from viewing the yields of U.S. Treasury securities maturing in 1, 5, 10 and 30 years. When grouped together and graphed, a pattern of increasing yield is often reflected as the time to maturity extends. This pattern creates an upward sloping curve. A "flat" yield curve represents little difference between short- and long-term interest rates, while a "negative" yield curve represents decreasing yields as the time to maturity extends.

                        BY THE NUMBERS

YOUR FUND'S INVESTMENTS

September 30, 2002
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

PAR
AMOUNT                                                                          MARKET
(000)     DESCRIPTION                                 COUPON      MATURITY      VALUE
          MUNICIPAL BONDS  99.9%
          NEW YORK  98.7%
$  330    Bethlehem, NY Indl Dev Agy Sr Hsg Rev
          Van Allen Proj Ser A...................         6.875%  06/01/39   $    310,537
 1,250    Hempstead Town, NY Indl Dev Adelphi
          Univ Civic Fac.........................         5.750   06/01/22      1,365,687
   500    Islip, NY Cmnty Dev Agy Cmnty Dev Rev
          NY Institute of Technology Rfdg
          (Prerefunded @ 03/01/06)...............         7.500   03/01/26        598,710
 1,250    Long Island Pwr Auth, NY Elec Sys Rev
          Gen Ser A (AMBAC Insd).................         5.500   12/01/09      1,447,312
 1,645    Metropolitan Tran Auth NY Commuter Fac
          Rev Contract (Escrowed to Maturity)
          (a)....................................         5.500   07/01/14      1,895,764
 1,000    Metropolitan Tran Auth NY Rev Ser A
          Rfdg (AMBAC Insd)......................         5.500   11/15/19      1,122,500
 1,000    Metropolitan Tran Auth NY Svc Contract
          Ser A Rfdg.............................         5.125   01/01/29      1,039,620
 1,000    Monroe Cnty, NY Indl Dev Agy Nazareth
          College Rochester Proj (MBIA Insd).....         5.250   10/01/21      1,080,370
   500    Monroe Cnty, NY Indl Dev Agy Rev Indl
          Dev Empire Sports Proj Ser A...........         6.250   03/01/28        271,500
 1,155    Monroe Cnty, NY Indl Dev Agy Saint John
          Fisher College Proj....................         5.375   06/01/09      1,301,569
   980    Monroe Cnty, NY Indl Dev Agy Student
          Hsg Collegiate Ser A...................         5.250   04/01/19        985,674
 1,500    Municipal Assist Corp for New York City
          Ser O..................................         5.250   07/01/08      1,699,485
 2,510    Nassau Cnty, NY Interim Fin Auth Sales
          Tax Secd Ser A.........................         5.750   11/15/13      2,916,871
 1,000    Nassau Cnty, NY Interim Fin Auth Sales
          Tax Secd Ser A1 (AMBAC Insd)...........         5.375   11/15/16      1,122,500
 1,500    New York City Hlth & Hosp Corp Rev Hlth
          Sys Ser A (FSA Insd)...................         5.500   02/15/18      1,680,000
 1,000    New York City Hlth & Hosp Corp Rev Hlth
          Sys Ser A (FSA Insd)...................         5.500   02/15/19      1,113,360

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                          MARKET
(000)     DESCRIPTION                                 COUPON      MATURITY      VALUE
          NEW YORK (CONTINUED)
$1,000    New York City Hsg Dev Corp Ser A.......         5.500%  11/01/34   $  1,038,440
   480    New York City Indl Dev Agy Civic Fac
          Rev Cmnty Res Developmentally
          Disabled...............................         7.500   08/01/26        489,595
   500    New York City Indl Dev Agy Civic Fac
          Rev College of New Rochelle Proj.......         5.750   09/01/17        536,815
   500    New York City Indl Dev Agy Civic Fac
          Rev YMCA Greater NY Proj...............         6.000   08/01/07        559,150
 1,015    New York City Indl Dev Agy Fac Rev
          Royal Charter-NY Presbyterian (FSA
          Insd)..................................         5.250   12/15/11      1,168,844
 1,405    New York City Indl Dev Agy Fac Rev
          Royal Charter-NY Presbyterian (FSA
          Insd)..................................         5.375   12/15/16      1,595,954
 1,250    New York City Indl Dev Agy Spl Arpt Fac
          Rev Airl JFK I LLC Proj Ser A..........         5.500   07/01/28      1,188,837
 1,440    New York City Indl Dev Agy Spl Fac Rev
          Terminal One Group Assn Proj...........         6.100   01/01/09      1,490,587
   500    New York City Indl Dev Agy Staten
          Island Univ Hosp Proj C................         6.450   07/01/32        512,740
   500    New York City Muni Wtr Fin Auth Wtr &
          Swr Sys Rev Ser B (AMBAC Insd).........         5.375   06/15/19        528,105
   500    New York City Muni Wtr Fin Ser B.......         6.000   06/15/33        593,760
   825    New York City Muni Wtr Fin Ser B
          (Prerefunded @ 06/15/10)...............         6.000   06/15/33        997,862
 1,000    New York City Ser A Rfdg...............         5.250   03/15/14      1,125,610
   500    New York City Ser B....................         5.700   08/15/07        558,200
 1,000    New York City Ser B (MBIA Insd)........         5.875   08/01/15      1,173,990
   300    New York City Ser G....................         5.250   08/01/16        322,065
 1,020    New York City Ser H....................         5.750   03/15/13      1,165,748
 1,000    New York City Ser H (FGIC Insd)........         6.000   08/01/12      1,219,990
 1,000    New York City Transitional Fin Auth Rev
          Future Tax Secd Ser A Rfdg (b).........  5.500/14.000   11/01/26      1,161,550
 1,540    New York City Transitional Future Tax
          Secd Ser B.............................         5.500   02/01/15      1,751,519
   460    New York City Transitional Future Tax
          Secd Ser B (Prerefunded @ 02/01/11)....         5.500   02/01/15        542,423
   510    New York St Dorm Auth Lease Rev Insd St
          Judicial Inst At Pace (AMBAC Insd).....         5.500   07/01/09        587,556
   600    New York St Dorm Auth Lease Rev Insd St
          Judicial Inst At Pace (AMBAC Insd).....         5.500   07/01/10        694,500

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                          MARKET
(000)     DESCRIPTION                                 COUPON      MATURITY      VALUE
          NEW YORK (CONTINUED)
$1,500    New York St Dorm Auth Lease Rev Muni
          Hlth Fac Impt Pg Ser 1 (FSA Insd)......         5.500%  01/15/14   $  1,719,765
 1,000    New York St Dorm Auth Lease Rev St Univ
          Dorm Fac...............................         5.375   07/01/16      1,121,660
 1,000    New York St Dorm Auth Rev City Univ
          Cons Third Ser 1 (FGIC Insd)...........         5.250   07/01/25      1,050,900
 1,230    New York St Dorm Auth Rev City Univ Ser
          D Rfdg (FSA Insd)......................         5.750   07/01/12      1,444,918
   750    New York St Dorm Auth Rev City Univ Sys
          Cons Ser A.............................         5.625   07/01/16        886,215
 1,000    New York St Dorm Auth Rev City Univ Sys
          Cons Ser B.............................         6.000   07/01/14      1,191,710
   600    New York St Dorm Auth Rev City Univ Sys
          Third Gen Res 2 Rfdg...................         6.000   07/01/05        665,058
 1,455    New York St Dorm Auth Rev Insd NY Sarc
          Inc Ser A (FSA Insd)...................         5.000   07/01/11      1,641,633
 1,055    New York St Dorm Auth Rev Insd NY St
          Rehab Assn Ser A (AMBAC Insd)..........         5.500   07/01/13      1,232,335
 1,040    New York St Dorm Auth Rev Insd NY St
          Rehab Assn Ser A (AMBAC Insd)..........         5.500   07/01/15      1,198,558
 1,000    New York St Dorm Auth Rev Mental Hlth
          Svc Fac Impt Ser B (MBIA Insd).........         5.250   08/15/31      1,052,460
 1,875    New York St Dorm Auth Rev Mental Hlth
          Svc Fac Impt Ser D (FSA Insd)..........         5.500   08/15/08      2,137,950
 1,200    New York St Dorm Auth Rev Miriam Osborn
          Mem Home Ser B (ACA Insd)..............         6.375   07/01/29      1,354,764
   750    New York St Dorm Auth Rev Nursing Home
          Menorah Campus (FHA Gtd)...............         5.950   02/01/17        829,305
 1,000    New York St Dorm Auth Rev Sch Dist Fin
          Pgm Ser C (MBIA Insd)..................         5.250   10/01/16      1,116,640
 1,000    New York St Dorm Auth Rev Second Hosp
          Interfaith Med Cent Ser D (FSA Insd)...         5.750   02/15/08      1,137,820
   500    New York St Dorm Auth Rev St Univ Ed
          Fac (Prerefunded @ 05/15/06)...........         5.750   05/15/10        575,205
 1,000    New York St Dorm Auth Rev St Univ Ed
          Fac 1989 Res (MBIA Insd)...............         6.000   05/15/15      1,185,110
 1,000    New York St Dorm Auth Rev St Univ Ed
          Fac Ser A..............................         5.250   05/15/21      1,120,160
 1,240    New York St Dorm Auth Rev St Univ Ed
          Fac Ser A (FSA Insd)...................         5.875   05/15/17      1,508,609

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                          MARKET
(000)     DESCRIPTION                                 COUPON      MATURITY      VALUE
          NEW YORK (CONTINUED)
$1,665    New York St Dorm Auth Rev St Univ Ed
          Fac Ser B (FSA Insd)...................         5.250%  05/15/13   $  1,917,630
   500    New York St Energy Resh & Dev Auth Gas
          Fac Rev Brooklyn Union Gas Ser B
          (Inverse Fltg) (c).....................        11.997   07/01/26        635,035
 1,000    New York St Environ Fac Corp St Clean
          Wtr & Drinking Revolving Fds Pooled Fin
          Pgm I..................................         5.250   09/15/19      1,093,660
 2,280    New York St Loc Govt Assist Corp Ser E
          Rfdg...................................         6.000   04/01/14      2,764,067
 1,500    New York St Med Care Fac Fin Hosp &
          Nursing Home Ser D Agy Rev (FHA Insd)..         6.200   02/15/28      1,639,365
 1,000    New York St Mtg Agy Rev Homeowner Mtg
          Ser 71.................................         5.400   04/01/29      1,031,460
 2,000    New York St Mtg Agy Rev Homeowner Mtg
          Ser 82.................................         5.650   04/01/30      2,089,220
 1,000    New York St Mtg Agy Rev Ser 101........         5.400   04/01/32      1,045,230
 1,000    New York St Ser A Rfdg.................         5.250   03/15/15      1,114,770
 1,000    New York St Twy Auth Svc Contract Rev
          Loc Hwy & Brdg.........................         6.000   04/01/07      1,146,570
 1,500    New York St Twy Auth Svc Contract Rev
          Loc Hwy & Brdg.........................         5.500   04/01/16      1,699,890
 1,000    New York St Twy Auth Svc Contract Rev
          Loc Hwy & Brdg (AMBAC Insd)............         5.500   04/01/11      1,156,230
   500    New York St Urban Dev Corp Rev
          Correctional Cap Fac Ser A Rfdg........         5.500   01/01/14        581,945
 1,400    New York St Urban Dev Corp Rev Personal
          Income Tax St Fac Ser A................         5.375   03/15/18      1,548,582
   420    Niagara Falls, NY Pub Impt (MBIA Insd)
          (a)....................................         6.900   03/01/20        457,661
   325    Oneida Cnty, NY Indl Dev Agy Civic Fac
          Saint Elizabeth Med Ser A..............         5.875   12/01/29        288,672
 1,000    Onondaga Cnty, NY Indl Dev Sr Air
          Cargo..................................         6.125   01/01/32        999,960
   200    Port Auth NY & NJ Spl Oblig............         7.000   10/01/07        211,580
   555    Rockland Cnty, NY Indl Dev Agy Civic
          Fac Rev Dominican College Proj, 144A-
          Private Placement (d)..................         6.250   05/01/28        541,480
 1,000    Rondout Vly Cent Sch Dist NY Accord Ser
          A Rfdg (FGIC Insd).....................         5.000   03/01/19      1,062,070

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

PAR
AMOUNT                                                                          MARKET
(000)     DESCRIPTION                                 COUPON      MATURITY      VALUE
          NEW YORK (CONTINUED)
$1,320    Sodus, NY Cent Sch Dist Rfdg (FGIC
          Insd)..................................         5.125%  06/15/18   $  1,433,441
   110    Syracuse, NY Hsg Auth Rev Sub Proj
          Loretto Rest Ser B.....................         7.500   08/01/10        112,341
   250    Syracuse, NY Indl Dev Agy Rev First Mtg
          Jewish Home Ser A......................         7.375   03/01/21        262,875
 2,000    Triborough Brdg & Tunl Auth NY Gen Purp
          Ser A..................................         5.250   01/01/18      2,177,900
 1,500    Triborough Brdg & Tunl Auth NY Gen Purp
          Ser A..................................         5.000   01/01/32      1,548,690
 2,000    Triborough Brdg & Tunl Auth NY Gen Purp
          Ser B Rfdg (e).........................         5.000   11/15/20      2,114,700
   300    Ulster Cnty, NY Indl Dev Agy Civic Fac
          Rev Benedictine Hosp Proj Ser A........         6.250   06/01/08        292,899
 1,000    Upper Mohawk Vly Regl Wtr Fin Auth NY
          Wtr Sys Rev (AMBAC Insd)...............         5.750   04/01/20      1,139,070
   475    Utica, NY Indl Dev Agy Civic Fac Rev
          Utica College Proj Ser A...............         5.750   08/01/28        441,551
 1,000    Yonkers, NY Indl Dev Agy Civic Fac Rev
          Cmnty Dev Ppty Yonkers Inc Ser A.......         6.625   02/01/26      1,066,540
                                                                             ------------
                                                                               98,741,158
                                                                             ------------
          U. S. VIRGIN ISLANDS  1.2%
 1,000    Virgin Islands Pub Fin Auth Rev Gross
          Rcpt Taxes Ln Nt Ser A.................         6.375   10/01/19      1,147,460
                                                                             ------------

TOTAL INVESTMENTS  99.9%
  (Cost $92,765,806)......................................................     99,888,618
OTHER ASSETS IN EXCESS OF LIABILITIES  0.1%...............................        139,716
                                                                             ------------

NET ASSETS  100.0%........................................................   $100,028,334
                                                                             ============

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2002

(a) Assets segregated as collateral for when-issued or delayed delivery purchase commitments.

(b) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(c) An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Fund to enhance the yield of the portfolio. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly.

(d) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(e) Security purchased on a when-issued or delayed delivery basis.

ACA--American Capital Access
AMBAC--AMBAC Indemnity Corp.
FGIC--Financial Guaranty Insurance Co.
FHA--Federal Housing Administration
FSA--Financial Security Assurance Inc.
MBIA--Municipal Bond Investors Assurance Corp.

See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
September 30, 2002

ASSETS:
Total Investments (Cost $92,765,806)........................  $ 99,888,618
Receivables:
  Interest..................................................     1,314,059
  Investments Sold..........................................     1,128,553
  Fund Shares Sold..........................................       289,310
Other.......................................................        44,066
                                                              ------------
    Total Assets............................................   102,664,606
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     2,095,260
  Custodian Bank............................................       169,905
  Income Distributions......................................        98,905
  Distributor and Affiliates................................        85,833
  Fund Shares Repurchased...................................        41,548
Accrued Expenses............................................        79,935
Trustees' Deferred Compensation and Retirement Plans........        64,886
                                                              ------------
    Total Liabilities.......................................     2,636,272
                                                              ------------
NET ASSETS..................................................  $100,028,334
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $ 93,929,136
Net Unrealized Appreciation.................................     7,122,812
Accumulated Undistributed Net Investment Income.............        59,000
Accumulated Net Realized Loss...............................    (1,082,614)
                                                              ------------
NET ASSETS..................................................  $100,028,334
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $47,470,607 and 2,878,069 shares of
    beneficial interest issued and outstanding).............  $      16.49
    Maximum sales charge (4.75%* of offering price).........           .82
                                                              ------------
    Maximum offering price to public........................  $      17.31
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $40,547,024 and 2,461,282 shares of
    beneficial interest issued and outstanding).............  $      16.47
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $12,010,703 and 728,747 shares of
    beneficial interest issued and outstanding).............  $      16.48
                                                              ============

* On sales of $100,000 or more, the sales charge will be reduced.

                                               See Notes to Financial Statements

Statement of Operations
For the Year Ended September 30, 2002

INVESTMENT INCOME:
Interest....................................................  $4,503,834
                                                              ----------
EXPENSES:
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $108,578, $364,161 and $90,673,
  respectively).............................................     563,412
Investment Advisory Fee.....................................     534,364
Accounting..................................................      50,049
Shareholder Services........................................      38,564
Shareholder Reports.........................................      34,513
Legal.......................................................      18,651
Trustees' Fees and Related Expenses.........................      17,891
Custody.....................................................       5,628
Other.......................................................      28,203
                                                              ----------
    Total Expenses..........................................   1,291,275
    Expense Reduction ($534,364 Investment Advisory Fee and
      $76,315 Other)........................................     610,679
    Less Credits Earned on Cash Balances....................         534
                                                              ----------
    Net Expenses............................................     680,062
                                                              ----------
NET INVESTMENT INCOME.......................................  $3,823,772
                                                              ==========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $1,168,453
                                                              ----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   3,879,055
  End of the Period.........................................   7,122,812
                                                              ----------
Net Unrealized Appreciation During the Period...............   3,243,757
                                                              ----------
NET REALIZED AND UNREALIZED GAIN............................  $4,412,210
                                                              ==========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $8,235,982
                                                              ==========

See Notes to Financial Statements

Statements of Changes in Net Assets

                                                    YEAR ENDED            YEAR ENDED
                                                SEPTEMBER 30, 2002    SEPTEMBER 30, 2001
                                                ----------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..........................    $  3,823,772          $  3,239,833
Net Realized Gain..............................       1,168,453               502,874
Net Unrealized Appreciation During the
  Period.......................................       3,243,757             3,406,063
                                                   ------------          ------------
Change in Net Assets from Operations...........       8,235,982             7,148,770
                                                   ------------          ------------

Distributions from Net Investment Income:
  Class A Shares...............................      (2,039,139)           (1,769,049)
  Class B Shares...............................      (1,433,678)           (1,356,936)
  Class C Shares...............................        (354,893)             (252,913)
                                                   ------------          ------------
Total Distributions............................      (3,827,710)           (3,378,898)
                                                   ------------          ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES...................................       4,408,272             3,769,872
                                                   ------------          ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold......................      29,177,083            31,138,250
Net Asset Value of Shares Issued Through
  Dividend Reinvestment........................       2,645,188             2,352,039
Cost of Shares Repurchased.....................     (21,982,908)          (13,901,529)
                                                   ------------          ------------
NET CHANGE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS.................................       9,839,363            19,588,760
                                                   ------------          ------------
TOTAL INCREASE IN NET ASSETS...................      14,247,635            23,358,632
NET ASSETS:
Beginning of the Period........................      85,780,699            62,422,067
                                                   ------------          ------------
End of the Period (Including accumulated
  undistributed net investment income of
  $59,000 and $26,550, respectively)...........    $100,028,334          $ 85,780,699
                                                   ============          ============

                                               See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                             NINE        YEAR
                                                                            MONTHS      ENDED
                                          YEAR ENDED SEPTEMBER 30,           ENDED     DEC. 31,
CLASS A SHARES                       -----------------------------------   SEPT. 30,   --------
                                     2002 (a)    2001     2000     1999      1998        1997
                                     ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...........................   $15.76    $14.91   $14.94   $16.22    $15.73      $14.99
                                      ------    ------   ------   ------    ------      ------
  Net Investment Income............      .74       .73      .77      .79       .60         .79
  Net Realized and Unrealized
    Gain/Loss......................      .73       .88     (.07)   (1.19)      .51         .79
                                      ------    ------   ------   ------    ------      ------
Total from Investment Operations...     1.47      1.61      .70     (.40)     1.11        1.58
                                      ------    ------   ------   ------    ------      ------
Less:
  Distributions from Net Investment
    Income.........................      .74       .76      .73      .79       .60         .80
  Distributions from Net Realized
    Gain...........................      -0-       -0-      -0-      .09       .02         .04
                                      ------    ------   ------   ------    ------      ------
Total Distributions................      .74       .76      .73      .88       .62         .84
                                      ------    ------   ------   ------    ------      ------
NET ASSET VALUE, END OF THE
  PERIOD...........................   $16.49    $15.76   $14.91   $14.94    $16.22      $15.73
                                      ======    ======   ======   ======    ======      ======

Total Return* (b)..................    9.63%    10.97%    4.91%   -2.61%     7.11%**    10.92%
Net Assets at End of the Period (In
  millions)........................   $ 47.5    $ 43.5   $ 29.0   $ 36.6    $ 25.0      $ 18.0
Ratio of Expenses to Average Net
  Assets*..........................     .38%      .53%     .61%     .33%      .39%        .64%
Ratio of Net Investment Income to
  Average Net Assets*..............    4.68%     4.74%    5.26%    5.03%     5.01%       5.16%
Portfolio Turnover.................      43%       30%      58%      67%       53%**       60%
 * If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net
  Assets...........................    1.07%     1.13%    1.32%    1.23%     1.43%       1.47%
Ratio of Net Investment Income to
  Average Net Assets...............    3.99%     4.14%    4.56%    4.13%     3.97%       4.33%

** Non-Annualized

(a) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets by .01%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                            NINE        YEAR
                                                                           MONTHS      ENDED
                                         YEAR ENDED SEPTEMBER 30,           ENDED     DEC. 31,
CLASS B SHARES                      -----------------------------------   SEPT. 30,   --------
                                    2002 (a)    2001     2000     1999      1998        1997
                                    ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................   $15.74    $14.90   $14.92   $16.21    $15.73      $14.99
                                     ------    ------   ------   ------    ------      ------
  Net Investment Income...........      .62       .62      .66      .68       .51         .69
  Net Realized and Unrealized
    Gain/Loss.....................      .73       .86     (.06)   (1.20)      .51         .78
                                     ------    ------   ------   ------    ------      ------
Total from Investment
  Operations......................     1.35      1.48      .60     (.52)     1.02        1.47
                                     ------    ------   ------   ------    ------      ------
Less:
  Distributions from Net
    Investment Income.............      .62       .64      .62      .68       .52         .69
  Distributions from Net Realized
    Gain..........................      -0-       -0-      -0-      .09       .02         .04
                                     ------    ------   ------   ------    ------      ------
Total Distributions...............      .62       .64      .62      .77       .54         .73
                                     ------    ------   ------   ------    ------      ------
NET ASSET VALUE, END OF THE
  PERIOD..........................   $16.47    $15.74   $14.90   $14.92    $16.21      $15.73
                                     ======    ======   ======   ======    ======      ======

Total Return* (b).................    8.83%    10.09%    4.17%   -3.34%     6.58%**    10.07%
Net Assets at End of the Period
  (In millions)...................   $ 40.5    $ 35.0   $ 28.8   $ 28.2    $ 19.0      $ 13.1
Ratio of Expenses to Average Net
  Assets*.........................    1.13%     1.28%    1.36%    1.08%     1.14%       1.36%
Ratio of Net Investment Income to
  Average Net Assets*.............    3.93%     3.99%    4.51%    4.27%     4.26%       4.49%
Portfolio Turnover................      43%       30%      58%      67%       53%**       60%
 * If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net
  Assets..........................    1.82%     1.88%    2.07%    1.98%     2.19%       2.18%
Ratio of Net Investment Income to
  Average Net Assets..............    3.24%     3.39%    3.81%    3.37%     3.21%       3.67%

** Non-Annualized

(a) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets by .01%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the sixth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                                               See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                            NINE        YEAR
                                                                           MONTHS      ENDED
                                         YEAR ENDED SEPTEMBER 30,           ENDED     DEC. 31,
CLASS C SHARES                      -----------------------------------   SEPT. 30,   --------
                                    2002 (a)    2001     2000     1999      1998        1997
                                    ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................   $15.75    $14.91   $14.92   $16.20    $15.73      $14.99
                                     ------    ------   ------   ------    ------      ------
  Net Investment Income...........      .62       .60      .68      .68       .51         .68
  Net Realized and Unrealized
    Gain/Loss.....................      .73       .88     (.07)   (1.19)      .50         .79
                                     ------    ------   ------   ------    ------      ------
Total from Investment
  Operations......................     1.35      1.48      .61     (.51)     1.01        1.47
                                     ------    ------   ------   ------    ------      ------
Less:
  Distributions from Net
    Investment Income.............      .62       .64      .62      .68       .52         .69
  Distributions from Net Realized
    Gain..........................      -0-       -0-      -0-      .09       .02         .04
                                     ------    ------   ------   ------    ------      ------
Total Distributions...............      .62       .64      .62      .77       .54         .73
                                     ------    ------   ------   ------    ------      ------
NET ASSET VALUE, END OF THE
  PERIOD..........................   $16.48    $15.75   $14.91   $14.92    $16.20      $15.73
                                     ======    ======   ======   ======    ======      ======

Total Return* (b).................    8.83%    10.09%    4.24%   -3.28%     6.51%**    10.07%
Net Assets at End of the Period
  (In millions)...................   $ 12.0    $  7.3   $  4.6   $  5.1    $  3.1      $  1.0
Ratio of Expenses to Average Net
  Assets*.........................    1.13%     1.30%    1.36%    1.08%     1.14%       1.41%
Ratio of Net Investment Income to
  Average Net Assets*.............    3.92%     3.97%    4.52%    4.28%     4.22%       4.37%
Portfolio Turnover................      43%       30%      58%      67%       53%**       60%
 * If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net
  Assets..........................    1.82%     1.90%    2.07%    1.98%     2.18%       2.23%
Ratio of Net Investment Income to
  Average Net Assets..............    3.23%     3.37%    3.81%    3.38%     3.17%       3.55%

** Non-Annualized

(a) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets by .01%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

September 30, 2002

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen New York Tax Free Income Fund (the "Fund") is organized as a series of the Van Kampen Tax Free Trust, a Delaware business trust, and is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to provide investors with a high level of current income exempt from federal, New York State and New York City income taxes, consistent with preservation of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its total assets in a portfolio of New York municipal securities that are rated investment grade at the time of purchase. The Fund commenced investment operations on July 29, 1994, with three classes of common shares, Class A, Class B and Class C.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will maintain, in a segregated account with its custodian, assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At September 30, 2002, the Fund had $2,095,260 of when-issued and delayed delivery purchase commitments.

NOTES TO
FINANCIAL STATEMENTS

September 30, 2002

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

    As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. Prior to October 1, 2001, the Fund did not accrete market discount on fixed income securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $36,388 increase in cost of securities and a corresponding $36,388 decrease in net unrealized appreciation based on securities held by the Fund on October 1, 2001.

    The effect of this change for the year ended September 30, 2002 was to increase net investment income by $9,306; increase net unrealized appreciation by $21,778, and decrease net realized gains by $31,084. The Statements of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, if any, to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At September 30, 2002, the Fund had an accumulated capital loss carryforward for tax purposes of $993,943 which will expire on September 30, 2009.

    At September 30, 2002, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $92,808,783
                                                                ===========
Gross tax unrealized appreciation...........................    $ 7,434,371
Gross tax unrealized depreciation...........................       (354,536)
                                                                -----------
Net tax unrealized appreciation on investments..............    $ 7,079,835
                                                                ===========

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed

NOTES TO
FINANCIAL STATEMENTS

September 30, 2002

annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the years ended September 30, 2002 and 2001 was as follows:

                                                               2002       2001
Distributions paid from:
  Ordinary income...........................................  $25,277    $28,526
  Long-term capital gain....................................      -0-        -0-
                                                              -------    -------
                                                              $25,277    $28,526
                                                              =======    =======

    As of September 30, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $4,711

    Net realized gains and losses may differ for financial reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the year ended September 30, 2002, the Fund's custody fee was reduced by $534 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND
OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, Van Kampen Investment Advisory Corp. (the "Adviser"), will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     0.60%
Over $500 million...........................................     0.50%

    For the year ended September 30, 2002, the Adviser voluntarily waived $534,364 of its investment advisory fees and assumed $76,315 of the Fund's other expenses. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

    For the year ended September 30, 2002, the Fund recognized expenses of approximately $6,600, representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

NOTES TO
FINANCIAL STATEMENTS

September 30, 2002

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to each fund. For the year ended September 30, 2002, the Fund recognized expenses of approximately $35,000 representing Van Kampen Investments or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, which are reported as part of "Accounting" and "Legal" expenses, respectively, in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended September 30, 2002, the Fund recognized expenses of approximately $29,500 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees and are based on competitive market benchmarks.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $40,414 are included in "Other" assets on the Statement of Assets and Liabilities at September 30, 2002. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

NOTES TO
FINANCIAL STATEMENTS

September 30, 2002

3. CAPITAL TRANSACTIONS

At September 30, 2002, capital aggregated $44,909,274, $37,536,341 and $11,483,521 for Classes A, B and C, respectively. For the year ended September 30, 2002, transactions were as follows:

                                                              SHARES         VALUE
Sales:
  Class A.................................................     932,347    $ 14,737,924
  Class B.................................................     555,685       8,780,808
  Class C.................................................     357,695       5,658,351
                                                            ----------    ------------
Total Sales...............................................   1,845,727    $ 29,177,083
                                                            ==========    ============
Dividend Reinvestment:
  Class A.................................................      91,984    $  1,451,414
  Class B.................................................      59,837         942,959
  Class C.................................................      15,889         250,815
                                                            ----------    ------------
Total Dividend Reinvestment...............................     167,710    $  2,645,188
                                                            ==========    ============
Repurchases:
  Class A.................................................    (903,144)   $(14,306,507)
  Class B.................................................    (377,400)     (5,933,734)
  Class C.................................................    (110,184)     (1,742,667)
                                                            ----------    ------------
Total Repurchases.........................................  (1,390,728)   $(21,982,908)
                                                            ==========    ============

NOTES TO
FINANCIAL STATEMENTS

September 30, 2002

    At September 30, 2001, capital aggregated $43,026,443, $33,746,308 and $7,317,022 for Classes A, B and C, respectively. For the year ended September 30, 2001, transactions were as follows:

                                                             SHARES         VALUE
Sales:
  Class A.................................................  1,096,699    $ 17,109,890
  Class B.................................................    680,740      10,548,185
  Class C.................................................    223,702       3,480,175
                                                            ---------    ------------
Total Sales...............................................  2,001,141    $ 31,138,250
                                                            =========    ============
Dividend Reinvestment:
  Class A.................................................     83,518    $  1,296,275
  Class B.................................................     56,484         875,193
  Class C.................................................     11,636         180,571
                                                            ---------    ------------
Total Dividend Reinvestment...............................    151,638    $  2,352,039
                                                            ---------    ------------
Repurchases:
  Class A.................................................   (365,557)   $ (5,677,652)
  Class B.................................................   (450,902)     (6,995,049)
  Class C.................................................    (78,978)     (1,228,828)
                                                            ---------    ------------
Total Repurchases.........................................   (895,437)   $(13,901,529)
                                                            =========    ============

    Class B Shares purchased on or after June 1, 1996 and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares seven years after the end of the calendar month in which the shares were purchased. For the years ended September 30, 2002 and 2001, 50,806 and 119,240 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan C Shares received on such shares, automatically convert to Class A Shares ten years after the end of the calendar month in which the shares are purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the years ended September 30, 2002 and 2001, no Class C Shares converted to Class A Shares. Class B and Class C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC for Class B and Class C Shares will be imposed on most

NOTES TO
FINANCIAL STATEMENTS

September 30, 2002

redemptions made within six years of the purchase for Class B Shares and one year of the purchase for Class C Shares as detailed in the following schedule.

                                                                CONTINGENT DEFERRED
                                                                    SALES CHARGE
                                                                  AS A PERCENTAGE
                                                                  OF DOLLAR AMOUNT
                                                                 SUBJECT TO CHARGE
                                                             --------------------------
YEAR OF REDEMPTION                                           CLASS B            CLASS C
First......................................................   4.00%              1.00%
Second.....................................................   3.75%               None
Third......................................................   3.50%               None
Fourth.....................................................   2.50%               None
Fifth......................................................   1.50%               None
Sixth......................................................   1.00%               None
Seventh and Thereafter.....................................    None               None

    For the year ended September 30, 2002, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $31,600 and CDSC on redeemed shares of approximately $82,600. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $50,297,815 and $37,843,060, respectively.

5. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and 1.00% each of Class B and Class C average daily net assets are accrued daily. Included in these fees for the year ended September 30, 2002, are payments retained by Van Kampen of approximately $315,000 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $16,200.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of Van Kampen New York Tax Free Income Fund

We have audited the accompanying statement of assets and liabilities of the Van Kampen New York Tax Free Income Fund (the "Fund"), including the portfolio of investments, as of September 30, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for each of the indicated years in the period ended September 30, 1999 were audited by other auditors whose report dated November 11, 1999 expressed an unqualified opinion on those financial highlights.

    We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2002 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen New York Tax Free Income Fund at September 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP
Chicago, Illinois
November 7, 2002

           VAN KAMPEN INVESTMENTS

THE VAN KAMPEN
FAMILY OF FUNDS

Growth

   Aggressive Growth
   American Value
   Emerging Growth
   Enterprise
   Equity Growth
   Focus Equity
   Growth
   Mid Cap Growth
   Pace
   Select Growth
   Small Cap Growth
   Small Cap Value
   Tax Managed Equity Growth
   Technology

Growth and Income

   Comstock
   Equity and Income
   Growth and Income
   Harbor
   Real Estate Securities
   Utility
   Value
   Value Opportunities

Global/International

   Asian Equity
   Emerging Markets
   European Value Equity
   Global Equity Allocation
   Global Franchise
   Global Value Equity
   International Advantage
   International Magnum
   Latin American
   Worldwide High Income

Income

   Corporate Bond
   Government Securities
   High Income Corporate Bond
   High Yield
   Limited Maturity Government
   U.S. Government

Capital Preservation

   Reserve
   Tax Free Money

Senior Loan

   Prime Rate Income Trust
   Senior Floating Rate

Tax Free

   California Insured Tax Free
   High Yield Municipal*
   Insured Tax Free Income
   Intermediate Term Municipal
     Income
   Municipal Income
   New York Tax Free Income
   Pennsylvania Tax Free Income
   Strategic Municipal Income

For more complete information, including risk considerations, fees, sales charges and ongoing expenses, please contact your financial advisor for a prospectus. Please read it carefully before you invest or send money.

To view a current Van Kampen fund prospectus or to receive additional fund information, choose from one of the following:

- visit our Web site at
  VANKAMPEN.COM--
  to view a prospectus, select
  Download Prospectus                                            [COMPUTER ICON]

- call us at (800) 847-2424
  Telecommunications Device
  for the Deaf (TDD) users,
  call (800) 421-2833.

                                                                    [PHONE ICON]

- e-mail us by visiting
  VANKAMPEN.COM and
  selecting Contact Us

                                                            [MAIL ICON]

 * Open to new investors for a limited time

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN NEW YORK TAX FREE
INCOME FUND

BOARD OF TRUSTEES

J. MILES BRANAGAN
JERRY D. CHOATE
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOSLEY

INVESTMENT ADVISER

VAN KAMPEN INVESTMENT ADVISORY CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 218256
Kansas City, Missouri 64121-8256

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110


LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended September 30, 2002. The Fund designated 99.3% of the income distributions as a tax exempt income distribution. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Investment Advisory Corp. ("Advisory Corp."), Van Kampen Asset Management Inc. ("Asset Management"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). Advisory Corp. and Asset Management sometimes are referred to herein collectively as the "Advisers." The term "Fund Complex" includes each of the investment companies advised by the Advisers or their affiliates. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
J. Miles Branagan (70)        Trustee      Trustee     Private investor.              55
1632 Morning Mountain Road                 since 1995  Trustee/Director of funds
Raleigh, NC 27614                                      in the Fund Complex.
                                                       Co-founder, and prior to
                                                       August 1996, Chairman,
                                                       Chief Executive Officer
                                                       and President, MDT
                                                       Corporation (now known as
                                                       Getinge/Castle, Inc., a
                                                       subsidiary of Getinge
                                                       Industrier AB), a company
                                                       which develops,
                                                       manufactures, markets and
                                                       services medical and
                                                       scientific equipment.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Jerry D. Choate (64)          Trustee      Trustee     Trustee/Director of funds      55       Director of Amgen Inc., a
53 Monarch Bay Drive                       since 1999  in the Fund Complex.                    biotechnological company,
Dana Point, CA 92629                                   Prior to January 1999,                  and Director of Valero
                                                       Chairman and Chief                      Energy Corporation, an
                                                       Executive Officer of the                independent refining
                                                       Allstate Corporation                    company.
                                                       ("Allstate") and Allstate
                                                       Insurance Company. Prior
                                                       to January 1995,
                                                       President and Chief
                                                       Executive Officer of
                                                       Allstate. Prior to August
                                                       1994, various management
                                                       positions at Allstate.

Linda Hutton Heagy (54)       Trustee      Trustee     Regional Managing Partner      55
Sears Tower                                since 1995  of Heidrick & Struggles,
233 South Wacker Drive                                 an executive search firm.
Suite 7000                                             Trustee/ Director of
Chicago, IL 60606                                      funds in the Fund
                                                       Complex. Trustee on the
                                                       University of Chicago
                                                       Hospitals Board, Vice
                                                       Chair of the Board of the
                                                       YMCA of Metropolitan
                                                       Chicago and a member of
                                                       the Women's Board of the
                                                       University of Chicago.
                                                       Prior to 1997, Partner,
                                                       Ray & Berndtson, Inc., an
                                                       executive recruiting
                                                       firm. Prior to 1996,
                                                       Trustee of The
                                                       International House
                                                       Board, a fellowship and
                                                       housing organization for
                                                       international graduate
                                                       students. Formerly,
                                                       Executive Vice President
                                                       of ABN AMRO, N.A., a
                                                       Dutch bank holding
                                                       company. Prior to 1992,
                                                       Executive Vice President
                                                       of La Salle National
                                                       Bank.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

R. Craig Kennedy (50)         Trustee      Trustee     Director and President,        55
11 DuPont Circle, N.W.                     since 1994  German Marshall Fund of
Washington, D.C. 20016                                 the United States, an
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans.
                                                       Trustee/Director of funds
                                                       in the Fund Complex.
                                                       Formerly, advisor to the
                                                       Dennis Trading Group
                                                       Inc., a managed futures
                                                       and option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Jack E. Nelson (66)           Trustee      Trustee     President, Nelson              55
423 Country Club Drive                     since 1994  Investment Planning
Winter Park, FL 32789                                  Services, Inc., a
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President, Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of the National
                                                       Association of Securities
                                                       Dealers, Inc. and
                                                       Securities Investors
                                                       Protection Corp. Trustee/
                                                       Director of funds in the
                                                       Fund Complex.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE


Suzanne H. Woolsey (60)       Trustee      Trustee     Chief Communications           55       Director of Neurogen
2101 Constitution Ave., N.W.               since 1999  Officer of the National                 Corporation, a
Room 285                                               Academy of                              pharmaceutical company,
Washington, D.C. 20418                                 Sciences/National                       since January 1998.
                                                       Research Council, an
                                                       independent, federally
                                                       chartered policy
                                                       institution, since 2001
                                                       and previously Chief
                                                       Operating Officer from
                                                       1993 to 2001.
                                                       Trustee/Director of funds
                                                       in the Fund Complex.
                                                       Director of the Institute
                                                       for Defense Analyses, a
                                                       federally funded research
                                                       and development center,
                                                       Director of the German
                                                       Marshall Fund of the
                                                       United States, Trustee of
                                                       Colorado College and Vice
                                                       Chair of the Board of the
                                                       Council for Excellence in
                                                       Government. Prior to
                                                       1993, Executive Director
                                                       of the Commission on
                                                       Behavioral and Social
                                                       Sciences and Education at
                                                       the National Academy of
                                                       Sciences/National
                                                       Research Council. From
                                                       1980 through 1989,
                                                       Partner of Coopers &
                                                       Lybrand.

INTERESTED TRUSTEES*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (49)       Trustee      Trustee     President and Chief            55
1221 Avenue of the Americas                since 1999  Operating Officer of
New York, NY 10020                                     Morgan Stanley Investment
                                                       Management since December
                                                       1998. President and
                                                       Director since April 1997
                                                       and Chief Executive
                                                       Officer since June 1998
                                                       of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc.
                                                       Chairman, Chief Executive
                                                       Officer and Director of
                                                       Morgan Stanley
                                                       Distributors Inc. since
                                                       June 1998. Chairman since
                                                       June 1998, and Director
                                                       since January 1998 of
                                                       Morgan Stanley Trust.
                                                       Director of various
                                                       Morgan Stanley
                                                       subsidiaries. President
                                                       of the Morgan Stanley
                                                       Funds since May 1999.
                                                       Trustee/Director of funds
                                                       in the Fund Complex.
                                                       Previously Chief
                                                       Strategic Officer of
                                                       Morgan Stanley Investment
                                                       Advisors Inc. and Morgan
                                                       Stanley Services Company
                                                       Inc. and Executive Vice
                                                       President of Morgan
                                                       Stanley Distributors Inc.
                                                       April 1997-June 1998,
                                                       Vice President of the
                                                       Morgan Stanley Funds May
                                                       1997-April 1999, and
                                                       Executive Vice President
                                                       of Dean Witter, Discover
                                                       & Co. prior to May 1997.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Richard F. Powers, III* (56)  Trustee and  Trustee     Chairman, President,           92
1 Parkview Plaza              President    since 1999  Chief Executive Officer,
P.O. Box 5555                                          Director and Managing
Oakbrook Terrace, IL 60181                             Director of Van Kampen
                                                       Investments. Chairman,
                                                       Director and Chief
                                                       Executive Officer of the
                                                       Advisers, the Distributor
                                                       and Van Kampen Advisors
                                                       Inc. since 1998. Managing
                                                       Director of the Advisers,
                                                       the Distributor and Van
                                                       Kampen Advisors Inc.
                                                       since July 2001. Director
                                                       and Officer of certain
                                                       other subsidiaries of Van
                                                       Kampen Investments. Chief
                                                       Sales and Marketing
                                                       Officer of Morgan
                                                       Stanley. Asset
                                                       Management,
                                                       Trustee/Director and
                                                       President or Trustee,
                                                       President and Chairman of
                                                       the Board of funds in the
                                                       Fund Complex. Prior to
                                                       May 1998, Executive Vice
                                                       President and Director of
                                                       Marketing at Morgan
                                                       Stanley and Director of
                                                       Dean Witter, Discover &
                                                       Co. and Dean Witter
                                                       Realty. Prior to 1996,
                                                       Director of Dean Witter
                                                       Reynolds Inc.

Wayne W. Whalen* (63)         Trustee      Trustee     Partner in the law firm        92
333 West Wacker Drive                      since 1994  of Skadden, Arps, Slate,
Chicago, IL 60606                                      Meagher & Flom
                                                       (Illinois), legal counsel
                                                       to funds in the Fund
                                                       Complex.
                                                       Trustee/Director/
                                                       Managing General Partner
                                                       of funds in the Fund
                                                       Complex.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of his firm currently acting as legal counsel to such funds in the Fund Complex. Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Advisers by reason of their positions with Morgan Stanley or its affiliates.

OFFICERS

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Stephen L. Boyd (61)          Vice President           Officer     Managing Director and Chief Investment Officer of Van Kampen
2800 Post Oak Blvd.                                    since 1998  Investments, and Managing Director and President of the
45th Floor                                                         Advisers and Van Kampen Advisors Inc. Executive Vice
Houston, TX 77056                                                  President and Chief Investment Officer of funds in the Fund
                                                                   Complex. Prior to December 2000, Executive Vice President
                                                                   and Chief Investment Officer of Van Kampen Investments, and
                                                                   President and Chief Operating Officer of the Advisers. Prior
                                                                   to April 2000, Executive Vice President and Chief Investment
                                                                   Officer for Equity Investments of the Advisers. Prior to
                                                                   October 1998, Vice President and Senior Portfolio Manager
                                                                   with AIM Capital Management, Inc. Prior to February 1998,
                                                                   Senior Vice President and Portfolio Manager of Van Kampen
                                                                   American Capital Asset Management, Inc., Van Kampen American
                                                                   Capital Investment Advisory Corp. and Van Kampen American
                                                                   Capital Management, Inc.

Joseph J. McAlinden (59)      Chief Investment         Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   Officer                  since 2002  Stanley Investment Advisors Inc., Morgan Stanley Investment
New York, NY 10020                                                 Management Inc. and Morgan Stanley Investments LP and
                                                                   Director of Morgan Stanley Trust for over 5 years.

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

A. Thomas Smith III (45)      Vice President and       Officer     Managing Director and Director of Van Kampen Investments,
1221 Avenue of                Secretary                since 1999  Director of the Advisers, Van Kampen Advisors Inc., the
the Americas                                                       Distributor, Investor Services and certain other
New York, NY 10020                                                 subsidiaries of Van Kampen Investments. Managing Director
                                                                   and General Counsel-Mutual Funds of Morgan Stanley
                                                                   Investment Advisors, Inc. Vice President or Principal Legal
                                                                   Officer and Secretary of funds in the Fund Complex. Prior to
                                                                   July 2001, Managing Director, General Counsel, Secretary and
                                                                   Director of Van Kampen Investments, the Advisers, the
                                                                   Distributor, Investor Services, and certain other
                                                                   subsidiaries of Van Kampen Investments. Prior to December
                                                                   2000, Executive Vice President, General Counsel, Secretary
                                                                   and Director of Van Kampen Investments, the Advisers, Van
                                                                   Kampen Advisors Inc., the Distributor, Investor Services and
                                                                   certain other subsidiaries of Van Kampen Investments. Prior to January 1999, Vice President and Associate General
                                                                   Counsel to New York Life Insurance Company ("New York
                                                                   Life"), and prior to March 1997, Associate General Counsel of New York Life. Prior to December 1993, Assistant General
                                                                   Counsel of The Dreyfus Corporation. Prior to August 1991,
                                                                   Senior Associate, Willkie Farr & Gallagher. Prior to January
                                                                   1989, Staff Attorney at the Securities and Exchange
                                                                   Commission, Division of Investment Management, Office of
                                                                   Chief Counsel.

John R. Reynoldson (49)       Vice President           Officer     Executive Director of the Advisers and Van Kampen Advisors
1 Parkview Plaza                                       since 2000  Inc. Vice President of funds in the Fund Complex. Prior to
Oakbrook Terrace, IL 60181                                         July 2001, Principal and Co-head of the Fixed Income
                                                                   Department of the Advisers and Van Kampen Advisors Inc.
                                                                   Prior to December 2000, Senior Vice President of the
                                                                   Advisers and Van Kampen Advisors Inc. Prior to May 2000, he
                                                                   managed the investment grade taxable group for the Advisers since July 1999. From July 1988 to June 1999, he managed the government securities bond group for Asset Management. Mr.
                                                                   Reynoldson has been with Asset Management since April 1987.

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS


John L. Sullivan (47)         Vice President, Chief    Officer     Executive Director of Van Kampen Investments, the Advisers
1 Parkview Plaza              Financial Officer and    since 1996  and Van Kampen Advisors Inc. Vice President, Chief Financial
Oakbrook Terrace, IL 60181    Treasurer                            Officer and Treasurer of funds in the Fund Complex. Head of
                                                                   Fund Accounting for Morgan Stanley Investment Management.

John H. Zimmermann, III (44)  Vice President           Officer     Managing Director and Director of Van Kampen Investments,
Harborside Financial Center                            since 2000  and Managing Director, President and Director of the
Plaza 2 - 7th Floor                                                Distributor. Vice President of funds in the Fund Complex.
Jersey City, NJ 07311                                              Prior to December 2000, President of Van Kampen Insurance
                                                                   Agency of Illinois Inc., and Senior Vice President and
                                                                   Director of Van Kampen Investments. From November 1992 to
                                                                   December 1997, Mr. Zimmermann was Senior Vice President of
                                                                   the Distributor.

Van Kampen
Privacy Notice

The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you make with us, our affiliates, or third parties. We may also collect information you provide when using our web site, and text files (a.k.a. "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen Trust Company, Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling (800) 847-2424.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

                         [VAN KAMPEN INVESTMENTS LOGO]
Copyright (C)2002 Van Kampen Funds Inc. All rights reserved.
235, 325, 425                                                  Member NASD/SIPC.
NYTF ANR 11/02                                                  8362K02-AP-11/02